UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-04474

Name of Registrant: Vanguard California Tax-Free Funds

Address of Registrant:

P.O. Box 2600

Valley Forge, PA 19482

Name and address of agent for service:

Anne E. Robinson, Esquire

P.O. Box 876

Valley Forge, PA 19482

Date of fiscal year end: November 30

Date of reporting period: February 28, 2019

Item 1: Schedule of Investments

Vanguard California Municipal Money Market Fund

Schedule of Investments (unaudited)

As of February 28, 2019

		Coupon	Maturity Date		Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (98.8%)
California (98.8%)
	ABAG Finance Authority for Nonprofit Corps. California Revenue (Computer History Museum) VRDO	1.730%	3/7/19	LOC	7,000	7,000
	ABAG Finance Authority for Nonprofit Corps. California Revenue (Lakeside Village Apartments) VRDO	1.570%	3/7/19	LOC	29,560	29,560
	ABAG Finance Authority for Nonprofit Corps. California Revenue (Public Policy Institute) VRDO	1.650%	3/7/19	LOC	12,705	12,705
1	Agency Enhanced Affordable Housing Trust TOB VRDO	1.800%	3/7/19		50,000	50,000
1	Alameda CA Unified School District TOB VRDO	1.790%	3/7/19		4,000	4,000
	Alameda County CA CP	1.600%	5/2/19	LOC	11,200	11,200
	Anaheim CA Housing Finance Agency Home Mortgage Revenue VRDO	1.720%	3/7/19	LOC	5,485	5,485
1	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) TOB VRDO	1.740%	3/7/19		6,710	6,710
1	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) TOB VRDO	1.740%	3/7/19		6,060	6,060
1	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) TOB VRDO	1.740%	3/7/19		8,435	8,435
	Big Bear Lake CA Industrial Revenue (Southwest Gas Corp. Project) VRDO	1.740%	3/7/19	LOC	35,725	35,725
1	Burbank CA Unified School District GO TOB VRDO	1.710%	3/7/19		5,520	5,520
1	California Coast Community College District GO TOB VRDO	1.740%	3/7/19		5,705	5,705
1	California Department of Water Resources Water System Revenue (Central Valley Project) TOB VRDO	1.690%	3/7/19	(Prere.)	3,985	3,985
	California Department of Water Resources Water System Revenue CP	1.250%	3/1/19		22,945	22,945
	California Department of Water Resources Water System Revenue CP	1.350%	3/5/19		5,000	5,000
	California Department of Water Resources Water System Revenue CP	1.450%	3/7/19		9,000	9,000
	California Department of Water Resources Water System Revenue CP	1.450%	3/7/19		20,000	20,000
	California Department of Water Resources Water System Revenue CP	1.470%	3/11/19		18,261	18,261
	California Department of Water Resources Water System Revenue CP	1.540%	3/12/19		42,029	42,029
	California Department of Water Resources Water System Revenue CP	1.550%	3/18/19		17,835	17,835
	California Department of Water Resources Water System Revenue CP	1.670%	3/27/19		27,130	27,130

	California Department of Water Resources Water System Revenue CP	1.570%	3/28/19		41,447	41,447
	California Department of Water Resources Water System Revenue CP	1.700%	4/9/19		14,979	14,979
	California Department of Water Resources Water System Revenue CP	1.700%	4/10/19		7,000	7,000
	California Department of Water Resources Water System Revenue CP	1.700%	4/12/19		11,343	11,343
	California Economic Recovery GO	5.250%	7/1/19	(Prere.)	15,805	15,996
	California Educational Facilities Authority Revenue (Stanford Hospital) CP	1.700%	6/5/19		42,050	42,050
	California Educational Facilities Authority Revenue (Stanford Hospital) CP	1.670%	6/18/19		14,300	14,300
	California Educational Facilities Authority Revenue (Stanford University) CP	1.780%	4/1/19		11,250	11,250
	California Educational Facilities Authority Revenue (Stanford University) CP	1.750%	4/2/19		3,625	3,625
	California Educational Facilities Authority Revenue (Stanford University) CP	1.750%	4/4/19		6,250	6,250
	California Educational Facilities Authority Revenue (Stanford University) CP	1.810%	5/2/19		1,200	1,200
	California Educational Facilities Authority Revenue (Stanford University) CP	1.810%	5/2/19		37,950	37,950
	California Educational Facilities Authority Revenue (Stanford University) CP	1.820%	6/3/19		43,900	43,900
	California Educational Facilities Authority Revenue (Stanford University) CP	1.650%	6/18/19		50,000	50,000
1	California Educational Facilities Authority Revenue (Stanford University) TOB VRDO	1.690%	3/7/19		8,000	8,000
1	California Educational Facilities Authority Revenue (Stanford University) TOB VRDO	1.770%	3/7/19		3,000	3,000
1	California Educational Facilities Authority Revenue (Stanford University) TOB VRDO	1.770%	3/7/19		3,590	3,590
1	California Educational Facilities Authority Revenue (Stanford University) VRDO	1.490%	3/7/19		2,700	2,700
	California GO	5.000%	12/1/19		2,975	3,050
	California GO CP	1.580%	3/4/19	LOC	50,000	50,000
	California GO CP	1.700%	4/4/19		13,250	13,250
	California GO CP	1.500%	4/17/19	LOC	39,030	39,030
1	California GO TOB VRDO	1.700%	3/7/19		5,300	5,300
1	California GO TOB VRDO	1.700%	3/7/19		3,000	3,000
1	California GO TOB VRDO	1.700%	3/7/19		8,365	8,365
1	California GO TOB VRDO	1.740%	3/7/19		3,375	3,375
1	California GO TOB VRDO	1.740%	3/7/19		2,220	2,220
1	California GO TOB VRDO	1.740%	3/7/19	LOC	5,000	5,000
1	California GO TOB VRDO	1.740%	3/7/19	LOC	4,000	4,000
1	California GO TOB VRDO	1.740%	3/7/19	LOC	2,825	2,825
1	California GO TOB VRDO	1.740%	3/7/19	(4) LOC	5,005	5,005
1	California GO TOB VRDO	1.750%	3/7/19		4,500	4,500
1	California GO TOB VRDO	1.750%	3/7/19		3,335	3,335
	California GO VRDO	1.420%	3/7/19	LOC	1,930	1,930
	California GO VRDO	1.590%	3/7/19	LOC	80,435	80,435
2	California GO, SIFMA Municipal Swap Index Yield + 1.000%	2.740%	5/1/19		4,000	4,000
1	California Health Facilities Financing Authority (Providence St. Joseph Health Obligated Group) TOB VRDO	1.740%	3/7/19		2,295	2,295

	California Health Facilities Financing Authority Revenue (Adventist Health System/West) VRDO	1.450%	3/1/19	LOC	4,600	4,600
	California Health Facilities Financing Authority Revenue (Catholic Healthcare West) VRDO	1.450%	3/7/19	LOC	15,000	15,000
	California Health Facilities Financing Authority Revenue (Catholic Healthcare West) VRDO	1.600%	3/7/19	LOC	12,120	12,120
	California Health Facilities Financing Authority Revenue (Catholic Healthcare West) VRDO	1.620%	3/7/19	LOC	50,530	50,530
	California Health Facilities Financing Authority Revenue (Children’s Hospital of Orange County) VRDO	1.530%	3/7/19	LOC	26,900	26,900
	California Health Facilities Financing Authority Revenue (Children’s Hospital of Orange County) VRDO	1.530%	3/7/19	LOC	38,100	38,100
1,2	California Health Facilities Financing Authority Revenue (Kaiser Credit Group) TOB PUT, SIFMA Municipal Swap Index Yield + 0.150%	1.890%	5/1/19	LOC	2,500	2,500
1	California Health Facilities Financing Authority Revenue (Kaiser Credit Group) TOB VRDO	1.740%	3/7/19		18,040	18,040
	California Health Facilities Financing Authority Revenue (Kaiser Permanente) CP	1.820%	5/8/19		13,320	13,320
	California Health Facilities Financing Authority Revenue (Kaiser Permanente) CP	1.820%	5/8/19		18,800	18,800
	California Health Facilities Financing Authority Revenue (Kaiser Permanente) CP	1.820%	5/14/19		28,165	28,165
	California Health Facilities Financing Authority Revenue (Kaiser Permanente) CP	1.650%	6/6/19		9,600	9,600
	California Health Facilities Financing Authority Revenue (Kaiser Permanente) CP	1.720%	7/2/19		3,400	3,400
	California Health Facilities Financing Authority Revenue (Kaiser Permanente) VRDO	1.700%	3/7/19		30,700	30,700
1	California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children’s Hospital at Stanford) TOB VRDO	1.770%	3/7/19		6,665	6,665
	California Health Facilities Financing Authority Revenue (Memorial Health Services) VRDO	1.550%	3/7/19		12,250	12,250
	California Health Facilities Financing Authority Revenue (Memorial Health Services) VRDO	1.570%	3/7/19		25,200	25,200
	California Health Facilities Financing Authority Revenue (Scripps Health) VRDO	1.520%	3/7/19		33,475	33,475
	California Health Facilities Financing Authority Revenue (Scripps Health) VRDO	1.520%	3/7/19		10,190	10,190
	California Health Facilities Financing Authority Revenue (Stanford Hospital)	5.000%	8/15/19		2,000	2,030
1	California Health Facilities Financing Authority Revenue (Sutter Health) TOB VRDO	1.700%	3/7/19		2,592	2,591
1	California Health Facilities Financing Authority Revenue (Sutter Health) TOB VRDO	1.740%	3/7/19		11,890	11,890
1	California Health Facilities Financing Authority Revenue (Sutter Health) TOB VRDO	1.740%	3/7/19		3,100	3,100
1	California Health Facilities Financing Authority Revenue (Sutter Health) TOB VRDO	1.750%	3/7/19		3,750	3,750
1	California Health Facilities Financing Authority Revenue (Sutter Health) TOB VRDO	1.750%	3/7/19		14,305	14,305
1	California Health Facilities Financing Authority Revenue (Sutter Health) TOB VRDO	1.760%	3/7/19		9,715	9,715

1	California Health Facilities Financing Authority Revenue (Sutter Health) TOB VRDO	1.760%	3/7/19		250	250
1	California Infrastructure & Economic Development Bank Revenue TOB VRDO	1.740%	3/7/19		5,915	5,915
1	California Infrastructure & Economic Development Bank Revenue TOB VRDO	1.760%	3/7/19		6,970	6,970
	California Municipal Finance Authority Recovery Zone Revenue (Chevron USA Inc. Project) VRDO	1.530%	3/1/19		96,235	96,235
	California Pollution Control Financing Authority Revenue (ExxonMobil Project) VRDO	1.570%	3/1/19		1,645	1,645
	California Pollution Control Financing Authority Revenue (Recology Inc.) VRDO	1.770%	3/7/19	LOC	19,750	19,750
1	California Public Finance Authority Revenue (Sharp Healthcare Obligated Group) TOB VRDO	1.700%	3/7/19		3,750	3,750
	California Public Works Board	5.000%	10/1/19		5,000	5,093
	California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	4/1/19	(Prere.)	5,890	5,908
	California State University Institute CP	1.450%	3/5/19	LOC	25,000	25,000
	California State University Institute CP	1.470%	3/5/19	LOC	7,310	7,310
	California State University Institute CP	1.470%	3/5/19		4,780	4,780
1	California State University Revenue TOB VRDO	1.740%	3/7/19		2,240	2,240
1	California State University Systemwide Revenue TOB VRDO	1.740%	3/7/19		7,160	7,160
	California Statewide Communities Development Authority (Rady Children’s Hospital) VRDO	1.450%	3/1/19	LOC	9,535	9,535
	California Statewide Communities Development Authority Multifamily Housing Revenue (Crossing Senior Apartments) VRDO	1.710%	3/7/19	LOC	11,285	11,285
	California Statewide Communities Development Authority Multifamily Housing Revenue (Irvine Apartment Communities LP) VRDO	1.550%	3/1/19	LOC	5,500	5,500
	California Statewide Communities Development Authority Multifamily Housing Revenue (Ridgeway Apartments) VRDO	1.550%	3/7/19	LOC	26,395	26,395
	California Statewide Communities Development Authority Multifamily Housing Revenue (Steadfast River Run LP) VRDO	1.700%	3/7/19	LOC	13,305	13,305
	California Statewide Communities Development Authority Multifamily Housing Revenue (Wilshire Court Project) VRDO	1.700%	3/7/19	LOC	11,900	11,900
	California Statewide Communities Development Authority Multifamily Revenue VRDO	1.550%	3/1/19	LOC	17,200	17,200
	California Statewide Communities Development Authority Revenue (Heritage Park Apartments) VRDO	1.700%	3/7/19	LOC	30,000	30,000
	California Statewide Communities Development Authority Revenue (Kaiser Foundation Hospitals) PUT	1.840%	3/13/19		8,000	8,000
	California Statewide Communities Development Authority Revenue (Kaiser Foundation Hospitals) PUT	1.700%	7/2/19		8,000	8,000
	California Statewide Communities Development Authority Revenue (Kaiser Foundation Hospitals) PUT	1.850%	7/10/19		7,000	7,000

	California Statewide Communities Development Authority Revenue (Kaiser Permanente) CP	1.770%	3/6/19		7,600	7,600
	California Statewide Communities Development Authority Revenue (Kaiser Permanente) CP	1.840%	3/6/19		33,750	33,750
	California Statewide Communities Development Authority Revenue (Kaiser Permanente) CP	1.830%	3/14/19		25,000	25,000
	California Statewide Communities Development Authority Revenue (Kaiser Permanente) CP	1.840%	3/25/19		40,000	40,000
	California Statewide Communities Development Authority Revenue (Kaiser Permanente) CP	1.550%	4/1/19		2,000	2,000
	California Statewide Communities Development Authority Revenue (Kaiser Permanente) CP	1.730%	4/1/19		5,000	5,000
	California Statewide Communities Development Authority Revenue (Kaiser Permanente) CP	1.920%	4/2/19		16,250	16,250
	California Statewide Communities Development Authority Revenue (Kaiser Permanente) CP	1.810%	4/4/19		4,790	4,790
	California Statewide Communities Development Authority Revenue (Kaiser Permanente) CP	1.830%	5/9/19		17,000	17,000
	California Statewide Communities Development Authority Revenue (Kaiser Permanente) CP	1.820%	5/14/19		5,200	5,200
	California Statewide Communities Development Authority Revenue (Kaiser Permanente) CP	1.770%	6/5/19		7,000	7,000
	California Statewide Communities Development Authority Revenue (Kaiser Permanente) CP	1.650%	6/6/19		29,500	29,500
	California Statewide Communities Development Authority Revenue (Kaiser Permanente) CP	1.720%	7/2/19		11,000	11,000
	California Statewide Communities Development Authority Revenue (Kaiser Permanente) CP	1.720%	7/2/19		21,090	21,090
	California Statewide Communities Development Authority Revenue (Kaiser Permanente) CP	1.700%	7/9/19		18,000	18,000
	California Statewide Communities Development Authority Revenue (Kaiser Permanente) CP	1.800%	7/9/19		17,000	17,000
	California Statewide Communities Development Authority Revenue (Kaiser Permanente) CP	1.800%	7/9/19		30,000	30,000
	California Statewide Communities Development Authority Revenue (Kaiser Permanente) CP	1.800%	7/10/19		30,000	30,000
	California Statewide Communities Development Authority Revenue (Kaiser Permanente) CP	1.850%	7/10/19		25,000	25,000
	California Statewide Communities Development Authority Revenue (Kaiser Permanente) VRDO	1.680%	3/7/19		15,055	15,055
	California Statewide Communities Development Authority Revenue (Kaiser Permanente) VRDO	1.680%	3/7/19		20,000	20,000
	California Statewide Communities Development Authority Revenue (Kaiser Permanente) VRDO	1.680%	3/7/19		6,310	6,310
	California Statewide Communities Development Authority Revenue (Kimberly Woods) VRDO	1.680%	3/8/19	LOC	15,900	15,900
1	California Statewide Communities Development Authority Revenue (Sutter Health) TOB VRDO	1.740%	3/7/19		3,330	3,330
1	California Statewide Communities Development Authority Revenue (Trinity Health) TOB VRDO	1.700%	3/7/19		2,175	2,175
1	Campbell Union High School District California GO TOB VRDO	1.740%	3/7/19		9,000	9,000
1	Coast Community College District GO TOB VRDO	1.740%	3/7/19	LOC	5,000	5,000

	Contra Costa CA Municipal Water District Revenue (Extendible) CP	1.770%	11/25/19		17,000	17,000
	Contra Costa County CA Multifamily Housing Revenue (Park Regency) VRDO	1.670%	3/7/19	LOC	60,000	60,000
1	Corona-Norco Unified School District California GO TOB VRDO	1.740%	3/7/19	LOC	4,315	4,315
1	Cupertino CA Union School District GO TOB VRDO	1.740%	3/7/19		8,870	8,870
1	Desert CA Community College District GO TOB VRDO	1.710%	3/7/19		6,000	6,000
1	Dublin CA Unified School District GO TOB PUT	1.680%	3/1/19		12,000	12,000
	East Bay CA Municipal Utility District Water System Revenue CP	1.590%	3/4/19		12,000	12,000
	East Bay CA Municipal Utility District Water System Revenue CP	1.620%	3/5/19		21,700	21,700
	East Bay CA Municipal Utility District Water System Revenue CP	1.780%	3/5/19		20,700	20,700
	East Bay CA Municipal Utility District Water System Revenue CP	1.530%	4/2/19		4,000	4,000
	East Bay CA Municipal Utility District Water System Revenue CP	1.580%	4/3/19		20,000	20,000
	East Bay CA Municipal Utility District Water System Revenue CP	1.600%	5/2/19		10,000	10,000
1	East Bay CA Municipal Utility District Water System Revenue TOB VRDO	1.690%	3/7/19		6,775	6,775
1	East Bay CA Municipal Utility District Water System Revenue TOB VRDO	1.740%	3/7/19	(Prere.)	10,445	10,445
1	East Bay CA Municipal Utility District Water System Revenue TOB VRDO	1.750%	3/7/19		2,500	2,500
1	Eastern California Municipal Water District Financing Authority TOB VRDO	1.760%	3/7/19		9,000	9,000
	Eastern California Municipal Water District Water & Wastewater Revenue VRDO	1.550%	3/1/19		1,325	1,325
1	Elk Grove CA Unified School District GO TOB VRDO	1.680%	3/1/19		3,360	3,360
1	Elk Grove CA Unified School District GO TOB VRDO	1.750%	3/7/19		2,120	2,120
	Escondido CA Community Development Multifamily Revenue (Heritage Park Apartments) VRDO	1.720%	3/7/19	LOC	4,250	4,250
1	Folsom Cordova Unified School District School Facilities Improvement District No. 5 TOB VRDO	1.700%	3/7/19		3,750	3,750
1	Fremont Union High School District TOB VRDO	1.740%	3/7/19		3,425	3,425
1	Hartnell CA Community College GO TOB VRDO	1.760%	3/7/19		1,245	1,245
1	Hayward CA Area Recreation & Park District GO TOB VRDO	1.760%	3/7/19		5,000	5,000
1	Huntington Beach CA City School District GO TOB VRDO	1.680%	3/1/19		3,000	3,000
1	Imperial CA Irrigation District Electric Revenue TOB VRDO	1.750%	3/7/19		3,590	3,590
	Irvine CA Assessment District No. 97-17 Improvement Revenue VRDO	1.450%	3/1/19	LOC	2,760	2,760
1	Irvine CA Ranch Water District COP TOB VRDO	1.740%	3/7/19		3,220	3,220
2	Irvine CA Ranch Water District Revenue PUT, SIFMA Municipal Swap Index Yield - 0.010%	1.730%	3/4/20		15,000	15,000

2	Irvine CA Ranch Water District Revenue PUT, SIFMA Municipal Swap Index Yield - 0.010%	1.730%	3/7/20		16,000	16,000
	Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue VRDO	1.450%	3/1/19	LOC	50,745	50,745
	Kings County CA Housing Authority (Edgewater Isle Apartments) Revenue VRDO	1.550%	3/7/19	LOC	11,115	11,115
	Livermore CA COP VRDO	1.450%	3/1/19	LOC	8,045	8,045
	Livermore CA Redevelopment Agency Multi-Family Housing Revenue (Richards Manor) VRDO	1.720%	3/7/19	LOC	4,770	4,770
1	Long Beach CA Harbor Revenue TOB VRDO	1.700%	3/7/19		4,000	4,000
1	Long Beach CA Unified School District GO TOB VRDO	1.760%	3/7/19		2,500	2,500
1	Long Beach CA Unified School District GO TOB VRDO	1.760%	3/7/19		21,060	21,060
1	Los Angeles CA Community College District GO TOB VRDO	1.740%	3/7/19	(Prere.)	15,940	15,940
1	Los Angeles CA Community College District TOB VRDO	1.750%	3/7/19		3,750	3,750
	Los Angeles CA Community Redevelopment Agency Multifamily Housing Revenue (Academy Village Apartments) VRDO	1.670%	3/7/19	LOC	8,300	8,300
	Los Angeles CA Community Redevelopment Agency Multifamily Housing Revenue (Hollywood & Vine Apartments) VRDO	1.680%	3/7/19	LOC	92,900	92,900
1	Los Angeles CA Department of Airports International Airport Revenue TOB VRDO	1.740%	3/7/19		7,500	7,500
1	Los Angeles CA Department of Airports International Airport Revenue TOB VRDO	1.740%	3/7/19		3,700	3,700
1	Los Angeles CA Department of Airports International Airport Revenue TOB VRDO	1.760%	3/7/19		6,455	6,455
1	Los Angeles CA Department of Airports International Airport Revenue TOB VRDO	1.770%	3/7/19		2,500	2,500
1	Los Angeles CA Department of Airports International Airport Revenue TOB VRDO	1.800%	3/7/19		7,545	7,545
1	Los Angeles CA Department of Airports International Airport Revenue TOB VRDO	1.800%	3/7/19		4,720	4,720
1	Los Angeles CA Department of Airports International Airport Revenue TOB VRDO	1.800%	3/7/19		6,665	6,665
1	Los Angeles CA Department of Airports International Airport Revenue TOB VRDO	1.800%	3/7/19		5,020	5,020
1	Los Angeles CA Department of Airports International Airport Revenue TOB VRDO	1.800%	3/7/19		2,940	2,940
1	Los Angeles CA Department of Airports International Airport Revenue TOB VRDO	1.800%	3/7/19		5,200	5,200
1	Los Angeles CA Department of Airports Revenue TOB VRDO	1.700%	3/7/19		12,060	12,060
1	Los Angeles CA Department of Airports Revenue TOB VRDO	1.790%	3/7/19		2,500	2,500
1	Los Angeles CA Department of Airports Revenue TOB VRDO	1.790%	3/7/19		2,245	2,245
1	Los Angeles CA Department of Airports TOB VRDO	1.790%	3/7/19		6,520	6,520
1	Los Angeles CA Department of Airports TOB VRDO	1.800%	3/7/19		2,125	2,125

1	Los Angeles CA Department of Water & Power Revenue TOB VRDO	1.700%	3/7/19		1,150	1,150
1	Los Angeles CA Department of Water & Power Revenue TOB VRDO	1.700%	3/7/19		7,310	7,310
1	Los Angeles CA Department of Water & Power Revenue TOB VRDO	1.740%	3/7/19		4,350	4,350
1	Los Angeles CA Department of Water & Power Revenue TOB VRDO	1.740%	3/7/19		7,590	7,590
1	Los Angeles CA Department of Water & Power Revenue TOB VRDO	1.740%	3/7/19		3,750	3,750
1	Los Angeles CA Department of Water & Power Revenue TOB VRDO	1.770%	3/7/19		10,900	10,900
1	Los Angeles CA Department of Water & Power Revenue TOB VRDO	1.770%	3/7/19		2,000	2,000
	Los Angeles CA Department of Water & Power Revenue VRDO	1.480%	3/1/19		3,600	3,600
	Los Angeles CA Department of Water & Power Revenue VRDO	1.500%	3/1/19		17,315	17,315
	Los Angeles CA Department of Water & Power Revenue VRDO	1.500%	3/1/19		10,690	10,690
	Los Angeles CA Department of Water & Power Revenue VRDO	1.500%	3/1/19		900	900
	Los Angeles CA Department of Water & Power Revenue VRDO	1.450%	3/7/19		36,700	36,700
1	Los Angeles CA Department of Water & Power System Revenue TOB VRDO	1.700%	3/7/19		3,665	3,665
1	Los Angeles CA Department of Water & Power System Revenue TOB VRDO	1.700%	3/7/19		4,800	4,800
1	Los Angeles CA Department of Water & Power System Revenue TOB VRDO	1.740%	3/7/19		7,520	7,520
	Los Angeles CA GO	5.000%	9/1/19		5,000	5,082
1	Los Angeles CA Harbor Department Revenue TOB VRDO	1.740%	3/7/19	(Prere.)	8,150	8,150
1	Los Angeles CA Harbor Department Revenue TOB VRDO	1.800%	3/7/19		2,220	2,220
	Los Angeles CA International Airport Revenue CP	1.750%	3/5/19	LOC	7,317	7,317
	Los Angeles CA International Airport Revenue CP	1.350%	4/9/19	LOC	12,074	12,074
	Los Angeles CA Metro Trans Tax Revenue CP	1.630%	5/9/19	LOC	11,467	11,467
	Los Angeles CA Multifamily Housing Revenue (Channel Gateway) VRDO	1.660%	3/7/19	LOC	61,000	61,000
	Los Angeles CA Multifamily Housing Revenue (Queen Portfolio Apartments Project) VRDO	1.660%	3/7/19	LOC	6,050	6,050
	Los Angeles CA Municipal Improvement Corp. Lease Revenue CP	1.500%	3/1/19	LOC	5,000	5,000
	Los Angeles CA Municipal Improvement Corp. Lease Revenue CP	1.650%	4/1/19	LOC	24,475	24,475
	Los Angeles CA Municipal Improvement Corp. Lease Revenue CP	1.680%	4/2/19		3,400	3,400
	Los Angeles CA Municipal Improvement Corp. Lease Revenue CP	1.700%	4/2/19	LOC	5,000	5,000
	Los Angeles CA Municipal Improvement Corp. Lease Revenue CP	1.730%	4/4/19		2,000	2,000
	Los Angeles CA Municipal Improvement Corp. Lease Revenue CP	1.760%	5/1/19		7,000	7,000

	Los Angeles CA Municipal Improvement Corp. Lease Revenue CP	1.760%	5/1/19		11,000	11,000
	Los Angeles CA TRAN	4.000%	6/27/19		85,895	86,552
1,2	Los Angeles CA Wastewater System Revenue TOB PUT, SIFMA Municipal Swap Index Yield + 0.150%	1.890%	6/3/19	LOC	5,000	5,000
	Los Angeles CA Wastewater System Revenue VRDO	1.560%	3/7/19	LOC	28,860	28,860
	Los Angeles County CA Capital Asset Leasing Corp. CP	1.550%	3/5/19	LOC	25,165	25,165
	Los Angeles County CA Capital Asset Leasing Corp. CP	1.500%	3/6/19	LOC	27,935	27,935
	Los Angeles County CA Capital Asset Leasing Corp. CP	1.700%	4/1/19	LOC	5,000	5,000
	Los Angeles County CA Schools Pooled Financing Program Revenue	4.000%	6/3/19		7,000	7,044
	Los Angeles County CA TRAN	4.000%	6/28/19		55,920	56,338
1	Lucia Mar CA Unified School District GO TOB VRDO	1.750%	3/7/19		4,990	4,990
1	Madera CA Unified School District GO TOB VRDO	1.710%	3/7/19		6,400	6,400
	Manteca CA Redevelopment Agency Tax Allocation Revenue VRDO	1.560%	3/1/19	LOC	21,040	21,040
1	Marin CA Community College District GO TOB VRDO	1.740%	3/7/19	LOC	3,125	3,125
1	Marin CA Healthcare District GO TOB VRDO	1.740%	3/7/19		5,585	5,585
1	Marin CA Healthcare District GO TOB VRDO	1.750%	3/7/19		1,600	1,600
1	Marin CA Healthcare District GO TOB VRDO	1.760%	3/7/19		5,235	5,235
1	Marin CA Water District Financing Authority Revenue TOB VRDO	1.770%	3/7/19		6,105	6,105
2	Metropolitan Water District of Southern California Revenue PUT, SIFMA Municipal Swap Index Yield - 0.030%	1.710%	7/25/19		76,930	76,923
2	Metropolitan Water District of Southern California Revenue PUT, SIFMA Municipal Swap Index Yield - 0.030%	1.710%	7/25/19		26,500	26,500
2	Metropolitan Water District of Southern California Revenue PUT, SIFMA Municipal Swap Index Yield - 0.030%	1.710%	7/25/19		30,000	30,000
	Metropolitan Water District of Southern California Revenue VRDO	1.500%	3/1/19		40,030	40,030
	Metropolitan Water District of Southern California Revenue VRDO	1.500%	3/1/19		24,105	24,105
	Metropolitan Water District of Southern California Revenue VRDO	1.540%	3/1/19		2,078	2,078
	Metropolitan Water District of Southern California Revenue VRDO	1.500%	3/7/19		12,515	12,515
	Modesto CA Water Revenue VRDO	1.550%	3/7/19	LOC	22,425	22,425
1	Montebello CA Unified School District GO TOB VRDO	1.740%	3/7/19	LOC	4,700	4,700
1	Morgan Hill CA Unified School District GO TOB VRDO	1.720%	3/7/19		8,000	8,000
1	Newhall CA School District GO TOB VRDO	1.680%	3/1/19		3,400	3,400
	Northern California Power Agency Revenue (Hydroelectric Project) VRDO	1.550%	3/7/19	LOC	23,765	23,765
1	Nuveen California AMT-Free Quality Municipal Income Fund VRDP VRDO	1.740%	3/7/19	LOC	16,200	16,200

1	Nuveen California AMT-Free Quality Municipal Income Fund VRDP VRDO	1.750%	3/7/19	LOC	40,000	40,000
1	Nuveen California AMT-Free Quality Municipal Income Fund VRDP VRDO	1.750%	3/7/19	LOC	87,000	87,000
1	Nuveen California Dividend Advantage Municipal Fund VRDP VRDO	1.880%	3/7/19	LOC	13,600	13,600
1	Nuveen California Dividend Advantage Municipal Fund VRDP VRDO	1.880%	3/7/19	LOC	9,100	9,100
1	Nuveen California Dividend Advantage Municipal Fund VRDP VRDO	1.890%	3/7/19	LOC	60,500	60,500
1	Nuveen California Dividend Advantage Municipal Fund VRDP VRDO	1.890%	3/7/19	LOC	44,000	44,000
1	Oakland CA GO TOB VRDO	1.680%	3/1/19		2,480	2,480
	Oceanside CA Multifamily Housing Revenue (Shadow Way Apartments Project) VRDO	1.680%	3/7/19	LOC	15,000	15,000
1	Oxnard CA Union High School District GO TOB VRDO	1.730%	3/7/19		7,200	7,200
1	Oxnard School District GO TOB VRDO	1.740%	3/7/19	(15) LOC	3,000	3,000
1	Palomar CA Community College District GO TOB VRDO	1.700%	3/7/19		2,880	2,880
1	Palomar CA Community College District GO TOB VRDO	1.760%	3/7/19		6,400	6,400
	Pleasanton CA Multifamily Housing Revenue VRDO	1.700%	3/7/19	LOC	13,260	13,260
1	Regents of the University of California Revenue TOB VRDO	1.770%	3/7/19		4,109	4,109
	Richmond CA Multifamily Housing Revenue (Baycliff Apartments Project) VRDO	1.700%	3/7/19	LOC	26,490	26,490
1	Riverside CA Electric Revenue TOB VRDO	1.770%	3/7/19		13,265	13,265
	Riverside County CA Asset Leasing Corp. Leasehold Revenue (Southwest Justice Center) VRDO	1.600%	3/7/19	(12) LOC	16,940	16,940
	Riverside County CA Teeter Revenue	4.000%	10/24/19		20,000	20,275
1	Riverside County CA Transportation Commission TOB VRDO	1.770%	3/7/19	(Prere.)	12,730	12,730
1	Sacramento CA Area Flood Control Agency Special Assessment Revenue TOB VRDO	1.740%	3/7/19		10,000	10,000
1	Sacramento CA Area Flood Control Agency Special Assessment Revenue TOB VRDO	1.740%	3/7/19		6,000	6,000
	Sacramento CA Housing Authority Multifamily Housing Revenue AMT VRDO	1.700%	3/7/19	LOC	14,270	14,270
	Sacramento CA Municipal Utility District Revenue CP	1.530%	4/2/19	LOC	7,500	7,500
	Sacramento CA Municipal Utility District Revenue CP	1.480%	4/4/19	LOC	69,700	69,700
	Sacramento CA Transportation Authority Sales Tax Revenue VRDO	1.480%	3/7/19		64,900	64,900
	Sacramento County CA Housing Authority Revenue (Ashford Heights LP) VRDO	1.700%	3/7/19	LOC	12,255	12,255
	Sacramento County CA Multifamily Housing Revenue (River Pointe Apartments) VRDO	1.720%	3/7/19	LOC	9,700	9,700
1	San Bernardino CA Community College District GO TOB VRDO	1.720%	3/7/19		4,620	4,620
1	San Bernardino County CA Transportation Authority Revenue TOB VRDO	1.740%	3/7/19		12,100	12,100
1	San Diego CA Community College District GO TOB VRDO	1.740%	3/7/19	(Prere.)	6,445	6,445

1	San Diego CA Community College District GO TOB VRDO	1.790%	3/7/19	(Prere.)	6,690	6,690
	San Diego CA Housing Authority Multifamily Housing Revenue (Bay Vista Apartments Project) VRDO	1.700%	3/7/19	LOC	24,190	24,190
1	San Diego CA Public Facilities Financing Authority Sewer Revenue TOB VRDO	1.760%	3/7/19	(Prere.)	6,230	6,230
1	San Diego CA Public Facilities Financing Authority Water Revenue TOB VRDO	1.740%	3/7/19	(Prere.)	3,800	3,800
1	San Diego CA Unified School District GO TOB VRDO	1.740%	3/7/19	LOC	4,500	4,500
1	San Diego CA Unified School District GO TOB VRDO	1.740%	3/7/19		2,500	2,500
1	San Diego CA Unified School District GO TOB VRDO	1.740%	3/7/19		4,000	4,000
1	San Diego CA Unified School District GO TOB VRDO	1.740%	3/7/19		2,425	2,425
1	San Diego CA Unified School District GO TOB VRDO	1.760%	3/7/19		2,500	2,500
	San Diego County & School Districts CA Tax and Revenue Anticipation Note Program Revenue	4.000%	6/28/19		8,000	8,061
	San Diego County CA Regional Transportation Authority Sales Tax Revenue VRDO	1.560%	3/7/19		34,920	34,920
1	San Diego County CA Regional Transportation Commission Sales Tax Revenue TOB VRDO	1.740%	3/7/19		4,445	4,445
	San Diego County CA Regional Transportation Commission Sales Tax Revenue VRDO	1.500%	3/7/19		59,230	59,230
	San Diego County CA Regional Transportation Commission Sales Tax Revenue VRDO	1.510%	3/7/19		11,030	11,030
	San Diego County CA Water Authority Revenue (Extendible) CP	1.830%	8/2/19		17,500	17,500
	San Diego County CA Water Authority Revenue (Extendible) CP	1.790%	11/23/19		12,500	12,500
	San Diego County CA Water Authority Revenue CP	1.580%	3/4/19		22,000	22,000
	San Diego County CA Water Authority Revenue CP	1.740%	3/5/19		8,900	8,900
	San Diego County CA Water Authority Revenue CP	1.740%	3/5/19		35,000	35,000
	San Diego County CA Water Authority Revenue CP	1.560%	3/6/19		21,000	21,000
	San Diego County CA Water Authority Revenue CP	1.770%	3/7/19		15,000	15,000
	San Diego County CA Water Authority Revenue CP	1.540%	4/2/19		13,100	13,100
1	San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue TOB VRDO	1.740%	3/7/19		3,750	3,750
	San Francisco CA City & County Finance Corp. Lease Revenue (Moscone Center Expansion) VRDO	1.530%	3/7/19	LOC	8,720	8,720
1	San Francisco CA City & County GO TOB VRDO	1.740%	3/7/19		11,450	11,450
	San Francisco CA City & County International Airport Revenue CP	1.700%	5/15/19	LOC	1,575	1,575
1	San Francisco CA City & County International Airport Revenue TOB VRDO	1.790%	3/7/19	LOC	10,575	10,575

1	San Francisco CA City & County International Airport Revenue TOB VRDO	1.800%	3/7/19	LOC	24,805	24,805
	San Francisco CA City & County International Airport Revenue VRDO	1.620%	3/7/19	LOC	6,345	6,345
	San Francisco CA City & County International Airport Revenue VRDO	1.620%	3/7/19	LOC	30,995	30,995
	San Francisco CA City & County International Airport Revenue VRDO	1.680%	3/7/19	LOC	61,370	61,369
	San Francisco CA City & County Lease Revenue CP	1.620%	5/2/19	LOC	16,760	16,760
	San Francisco CA City & County Multifamily Housing Revenue (City Heights Apartments) VRDO	1.680%	3/8/19	LOC	14,450	14,450
	San Francisco CA City & County Public Utilities Commission Sewer Revenue CP	1.530%	3/28/19	LOC	11,843	11,843
	San Francisco CA City & County Public Utilities Commission Sewer Revenue CP	1.530%	3/28/19		21,732	21,732
	San Francisco CA City & County Public Utilities Commission Wastewater Revenue CP	1.530%	3/28/19	LOC	22,460	22,460
1	San Francisco CA City & County Public Utilities Commission Wastewater Revenue TOB VRDO	1.740%	3/7/19		3,000	3,000
1	San Francisco CA City & County Public Utilities Commission Wastewater Revenue TOB VRDO	1.760%	3/7/19		6,900	6,900
1	San Francisco CA City & County Public Utilities Commission Water Revenue TOB VRDO	1.740%	3/7/19		5,555	5,555
1	San Francisco CA City & County Public Utilities Commission Water Revenue TOB VRDO	1.740%	3/7/19	(Prere.)	47,850	47,850
	San Francisco CA City & County Redevelopment Agency Multifamily Housing Revenue (Third & Mission Streets) VRDO	1.700%	3/8/19	LOC	40,850	40,850
	San Francisco CA Public Utilities Commission CP	1.650%	3/7/19	LOC	11,351	11,351
1	San Joaquin Delta CA Community College District GO TOB VRDO	1.840%	3/7/19		4,835	4,835
	San Jose Airport Commericial Paper Series B	1.750%	5/16/19	LOC	20,000	20,000
	San Jose CA Multifamily Housing Revenue (Cinnabar Commons) VRDO	1.700%	3/7/19	LOC	14,900	14,900
1	San Jose CA Redevelopment Agency Successor Agency Tax Allocation TOB VRDO	1.710%	3/7/19		9,415	9,415
1	San Jose Unified School District GO TOB VRDO	1.700%	3/7/19		2,120	2,120
1	San Mateo CA County Community College District GO TOB VRDO	1.750%	3/7/19		2,235	2,235
1	San Rafael City High School District CA GO TOB VRDO	1.750%	3/7/19		3,000	3,000
1	Santa Clara CA TOB VRDO	1.740%	3/7/19		2,985	2,985
1	Santa Clara CA TOB VRDO	1.740%	3/7/19		2,500	2,500
1	Santa Clara County CA GO TOB VRDO	1.740%	3/7/19		8,250	8,250
	Santa Clara Valley CA CP	1.500%	3/6/19	LOC	9,000	9,000
	Santa Clara Valley CA Transportation Authority Sales Tax Revenue VRDO	1.390%	3/1/19		23,155	23,155
	Santa Clara Valley CA Transportation Authority Sales Tax Revenue VRDO	1.400%	3/1/19		32,375	32,375
	Santa Clara Valley CA Transportation Authority Sales Tax Revenue VRDO	1.630%	3/7/19		18,975	18,975

1	Santa Monica CA Community College District GO TOB VRDO	1.710%	3/7/19		1,200	1,200
1	Santa Monica CA Community College District GO TOB VRDO	1.740%	3/7/19		5,000	5,000
1	Santa Monica CA Community College District GO TOB VRDO	1.740%	3/7/19		6,530	6,530
1	Solano County CA Community College District GO TOB VRDO	1.760%	3/7/19		3,000	3,000
1	Sonoma County Junior College District GO TOB VRDO	1.740%	3/7/19	LOC	5,000	5,000
	Southern California Public Power Authority Revenue VRDO	1.450%	3/1/19	LOC	63,560	63,560
1	Southwestern California Community College District GO TOB VRDO	1.700%	3/7/19		6,010	6,010
1	Southwestern California Community College District GO TOB VRDO	1.760%	3/7/19		3,200	3,200
	Turlock CA Irrigation District Revenue CP	1.800%	3/20/19	LOC	4,443	4,443
	Turlock CA Irrigation District Revenue CP	1.670%	5/16/19	LOC	47,500	47,500
	University of California Regents CP	1.500%	3/20/19		15,000	15,000
	University of California Regents CP	1.740%	5/3/19		4,000	4,000
	University of California Regents CP	1.730%	5/23/19		5,000	5,000
1	University of California Revenue TOB VRDO	1.740%	3/7/19		5,000	5,000
1	University of California Revenue TOB VRDO	1.740%	3/7/19		2,500	2,500
1	University of California Revenue TOB VRDO	1.740%	3/7/19		2,585	2,585
1	University of California Revenue TOB VRDO	1.740%	3/7/19		1,500	1,500
1	University of California Revenue TOB VRDO	1.740%	3/7/19		10,945	10,945
1	University of California Revenue TOB VRDO	1.740%	3/7/19		10,135	10,135
1	University of California Revenue TOB VRDO	1.740%	3/7/19		1,800	1,800
1	University of California Revenue TOB VRDO	1.740%	3/7/19		5,000	5,000
1	University of California Revenue TOB VRDO	1.740%	3/7/19		4,125	4,125
1	University of California Revenue TOB VRDO	1.760%	3/7/19		15,000	15,000
	University of California Revenue VRDO	1.500%	3/1/19		48,290	48,290
	University of California Revenue VRDO	1.500%	3/1/19		125,875	125,875
	University of California Revenue VRDO	1.510%	3/1/19		39,965	39,965
1	University of California TOB VRDO	1.760%	3/7/19		20,870	20,870
	Ventura County CA Revenue	2.500%	7/1/19		3,985	3,996
						5,475,406
Guam (0.0%)
	Guam Government GO	7.000%	11/15/19	(Prere.)	500	519
Total Tax-Exempt Municipal Bonds (Cost $5,475,925)						5,475,925
Other Assets and Liabilities-Net (1.2%)						69,195
Net Assets (100%)						5,545,120

1  Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2019, the aggregate value of these securities was $1,263,720,000, representing 22.8% of net assets.

2  Adjustable-rate security, rate shown is effective rate at period end. Certain adjustable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.

BAN - Bond Anticipation Note.

CMT - Constant Maturing Treasury Rate.

COP - Certificate of Participation.

California Municipal Money Market Fund

CP - Commercial Paper.

FR - Floating Rate.

GAN - Grant Anticipation Note.

GO - General Obligation Bond.

PILOT – Payments in Lieu of Taxes.

PUT - Put Option Obligation.

RAN - Revenue Anticipation Note.

SIFMA - Securities Industry and Financial Markets Association.

TAN - Tax Anticipation Note.

TOB - Tender Option Bond.

TRAN - Tax Revenue Anticipation Note.

VRDO - Variable Rate Demand Obligation.

VRDP - Variable Rate Demand Preferred.

(ETM) - Escrowed to Maturity.

(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Investors Assurance).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) AGM (Assured Guaranty Municipal Corporation).

(5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).

(12) AGC (Assured Guaranty Corporation).

(13) BHAC (Berkshire Hathaway Assurance Corporation).

(14) NPFG (National Public Finance Guarantee Corporation).

(15) BAM (Build America Mutual Assurance Company).

(16) MAC (Municipal Assurance Corporation).

(17) RAA (Radian Asset Assurance Inc.).

(18) SBLF (Michigan School Bond Loan Fund).

(19) TPSF (Texas Permanent School Fund).

The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

California Municipal Money Market Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At February 28, 2019, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard California Long-Term Tax-Exempt Fund

Schedule of Investments (unaudited)

As of February 28, 2019

	Coupon	Maturity Date		Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (99.6%)
California (99.6%)
ABAG Finance Authority for Nonprofit Corps. California Revenue (Episcopal Senior Communities)	5.000%	7/1/42		1,000	1,048
ABAG Finance Authority for Nonprofit Corps. California Revenue (Eskaton Properties Inc. Obligated Group)	5.000%	11/15/35		3,250	3,457
ABAG Finance Authority for Nonprofit Corps. California Revenue (Jackson Laboratory)	5.000%	7/1/37		7,565	8,203
ABAG Finance Authority for Nonprofit Corps. California Revenue (Sharp Healthcare)	5.000%	8/1/43		15,830	17,265
ABAG Finance Authority for Nonprofit Corps. California Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/32	(4)	1,000	1,174
Alameda CA Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/29	(15)	1,500	1,720
Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/30	(2)	30,375	20,003
Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/35		1,050	1,165
Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/36		1,010	1,116
Alameda CA Corridor Transportation Authority Revenue	4.000%	10/1/37	(4)	2,020	2,104
Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/37		6,745	7,429
Alameda County CA Unified School District GO	0.000%	8/1/24	(4)	3,510	3,149
Alameda County CA Unified School District GO	0.000%	8/1/29	(4)	5,000	3,796
Allan Hancock CA Joint Community College GO	0.000%	8/1/42		5,000	3,461
Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/21	(Prere.)	950	1,034
Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/36		3,795	4,181
Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/41		1,275	1,369
Anaheim CA Housing & Public Improvements Authority Revenue (Water System Project)	5.000%	10/1/41		2,250	2,417
Anaheim CA Public Financing Authority Revenue (Electric System)	4.000%	10/1/31		5,080	5,406
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.625%	4/1/19	(Prere.)	10,000	10,032
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/23	(Prere.)	4,000	4,556
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/23	(Prere.)	125	142

	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/23	(Prere.)	4,025	4,585
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.250%	4/1/23	(Prere.)	2,350	2,700
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/30		5,060	5,622
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/31		8,060	8,855
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/33		5,485	5,915
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/47		5,010	5,110
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/49		1,000	1,018
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	10/1/54		25,260	27,658
1	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/56		20,000	22,291
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.125%	4/1/25		2,500	2,512
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.850%	4/1/25		5,000	5,215
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.625%	4/1/26		10,000	10,313
	Beaumont CA Public Improvement Wastewater Revenue	5.000%	9/1/49	(4)	4,000	4,607
	Brentwood CA Infrastructure Financing Authority Revenue	5.000%	9/2/28	(4)	2,130	2,464
	Cabrillo CA Community College District Revenue	0.000%	5/1/26	(2)	8,020	6,062
	California Community College Financing Authority Revenue (NCCD-Orange Coast Properties LLC)	5.250%	5/1/43		6,425	7,050
	California Community College Financing Authority Revenue (NCCD-Orange Coast Properties LLC)	5.250%	5/1/48		2,000	2,188
	California Community College Financing Authority Revenue (NCCD-Orange Coast Properties LLC)	5.250%	5/1/53		3,750	4,073
	California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/24	(Prere.)	25	30
	California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/29		3,975	4,642
	California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/31		3,585	4,340
	California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/33		2,260	2,686
	California Educational Facilities Authority Revenue (Art Center College of Design)	5.000%	12/1/38		2,250	2,556
	California Educational Facilities Authority Revenue (Claremont McKenna College)	5.000%	1/1/29		1,140	1,362
	California Educational Facilities Authority Revenue (Claremont McKenna College)	4.000%	1/1/39		10,000	10,414

California Educational Facilities Authority Revenue (College of Arts)	6.875%	6/1/19		740	749
California Educational Facilities Authority Revenue (College of Arts)	5.250%	6/1/30		1,125	1,220
California Educational Facilities Authority Revenue (Mount St. Mary’s University)	5.000%	10/1/35		800	933
California Educational Facilities Authority Revenue (Occidental College)	5.000%	10/1/37		1,130	1,302
California Educational Facilities Authority Revenue (Occidental College)	5.000%	10/1/45		1,425	1,616
California Educational Facilities Authority Revenue (Pepperdine College)	5.000%	9/1/22	(Prere.)	1,775	1,988
California Educational Facilities Authority Revenue (Pepperdine College)	5.000%	9/1/33		1,225	1,350
California Educational Facilities Authority Revenue (Pepperdine College)	5.000%	12/1/39		2,000	2,267
California Educational Facilities Authority Revenue (Pepperdine College)	5.000%	9/1/45		5,000	5,675
California Educational Facilities Authority Revenue (Santa Clara University)	5.000%	4/1/39		5,890	6,693
California Educational Facilities Authority Revenue (Santa Clara University)	5.000%	4/1/45		6,500	7,312
California Educational Facilities Authority Revenue (Stanford University)	5.000%	3/15/26		40	49
California Educational Facilities Authority Revenue (Stanford University)	5.000%	3/15/39		3,700	4,727
California Educational Facilities Authority Revenue (Stanford University)	5.250%	4/1/40		6,425	8,456
California Educational Facilities Authority Revenue (Stanford University)	5.000%	6/1/43		3,790	4,895
California Educational Facilities Authority Revenue (Stanford University)	5.000%	5/1/45		4,000	5,198
California Educational Facilities Authority Revenue (Stanford University)	5.000%	6/1/46		9,000	11,753
California Educational Facilities Authority Revenue (University of San Francisco)	6.125%	10/1/21	(Prere.)	610	681
California Educational Facilities Authority Revenue (University of San Francisco)	6.125%	10/1/21	(Prere.)	640	716
California Educational Facilities Authority Revenue (University of San Francisco)	5.000%	10/1/53		4,000	4,489
California Educational Facilities Authority Revenue (University of the Pacific)	5.000%	11/1/30		3,225	3,752
California GO	6.000%	4/1/19	(Prere.)	7,495	7,521
California GO	6.500%	4/1/19	(Prere.)	17,870	17,939
California GO	6.000%	8/1/19	(14)	70	71
California GO	5.000%	4/1/20		1,460	1,464
California GO	5.000%	9/1/20		5,000	5,254
California GO	5.000%	9/1/21		11,000	11,916
California GO	5.000%	11/1/23		7,000	8,020
California GO	5.000%	5/1/24		3,000	3,475
California GO	5.000%	11/1/24		6,695	7,840
California GO	5.000%	3/1/25		7,000	7,231
California GO	5.000%	3/1/26		1,600	1,885
California GO	5.000%	3/1/27		9,000	10,563
California GO	3.500%	8/1/27		9,000	9,868
California GO	5.250%	10/1/27		5,000	5,445
California GO	5.000%	3/1/28		10,000	11,687

California GO	5.000%	8/1/28		6,460	7,717
California GO	5.000%	8/1/28		2,875	3,383
California GO	4.000%	9/1/28		6,000	6,736
California GO	5.000%	9/1/28		5,930	7,092
California GO	5.000%	10/1/29		10,000	11,186
California GO	5.000%	10/1/29		4,000	4,709
California GO	5.250%	3/1/30		10,000	10,321
California GO	5.000%	8/1/30		3,225	3,802
California GO	5.000%	8/1/30		21,110	25,274
California GO	5.250%	9/1/30		6,000	6,495
California GO	5.750%	4/1/31		10,875	10,908
California GO	5.000%	8/1/31		9,460	10,948
California GO	5.000%	8/1/31		14,040	16,711
California GO	5.000%	9/1/31		1,800	1,934
California GO	5.000%	9/1/31		8,390	9,849
California GO	5.000%	10/1/31		4,500	5,152
California GO	5.000%	11/1/31		5,000	5,969
California GO	4.000%	8/1/32		10,000	10,850
California GO	4.000%	9/1/32		7,500	8,142
California GO	5.000%	9/1/32		2,775	3,244
California GO	5.000%	9/1/32		1,045	1,122
California GO	5.000%	10/1/32		8,790	10,030
California GO	5.000%	2/1/33		2,615	2,894
California GO	6.000%	3/1/33		7,000	7,302
California GO	6.500%	4/1/33		5,000	5,018
California GO	5.000%	8/1/33		5,000	5,817
California GO	5.000%	8/1/33		2,635	2,989
California GO	5.000%	10/1/33		4,000	4,551
California GO	5.250%	4/1/35		5,000	5,460
California GO	4.000%	8/1/35		10,000	10,694
California GO	4.000%	9/1/35		9,575	10,244
California GO	5.000%	10/1/35		7,500	8,610
California GO	5.000%	11/1/35		3,750	4,395
California GO	6.000%	11/1/35		5,000	5,143
California GO	4.000%	8/1/36		10,000	10,632
California GO	5.000%	9/1/36		8,500	9,304
California GO	5.000%	4/1/37		5,000	5,504
California GO	6.000%	4/1/38		13,695	13,739
California GO	5.000%	10/1/39		7,615	8,536
California GO	5.500%	11/1/39		3,690	3,781
California GO	6.000%	11/1/39		2,700	2,777
California GO	3.800%	12/1/39		3,670	3,752
California GO	5.500%	3/1/40		11,500	11,871
California GO	3.850%	12/1/40		3,830	3,920
California GO	5.000%	10/1/41		5,000	5,366
California GO	5.000%	4/1/42		2,000	2,157
California GO	5.000%	9/1/42		8,515	9,281
California GO	3.900%	12/1/42		6,710	6,862
California GO	5.000%	2/1/43		6,265	6,818
California GO	5.000%	4/1/43		6,500	7,098
California GO	5.000%	11/1/43		12,425	13,707
California GO	5.000%	12/1/43		5,335	5,893
California GO	5.000%	5/1/44		5,000	5,504
California GO	5.000%	8/1/45		11,735	13,099
California GO	5.000%	8/1/46		10,000	11,268
California GO VRDO	1.400%	3/1/19	LOC	8,500	8,500
California GO VRDO	1.450%	3/1/19	LOC	13,100	13,100

California GO VRDO	1.530%	3/1/19	LOC	8,100	8,100
California GO VRDO	1.530%	3/1/19	LOC	4,200	4,200
California GO VRDO	1.590%	3/7/19	LOC	2,200	2,200
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	5.000%	3/1/25		3,000	3,366
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	4.000%	3/1/33		1,300	1,348
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	4.000%	3/1/34		2,700	2,805
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	4.000%	3/1/39		5,000	5,109
California Health Facilities Financing Authority Revenue (Adventist Health System/West) VRDO	1.450%	3/1/19	LOC	5,200	5,200
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	6.000%	7/1/19	(Prere.)	5,000	5,073
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.625%	7/1/25		5,000	5,060
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.250%	3/1/27		2,500	2,665
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.250%	3/1/41		9,000	9,492
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/27		5,055	6,054
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/32		5,000	5,842
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/35		5,000	5,763
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	4.000%	8/15/39		5,000	5,148
California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	11/15/29		3,500	3,823
California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	8/15/42		7,500	8,274
California Health Facilities Financing Authority Revenue (Children’s Hospital of Orange County)	6.500%	11/1/38		3,000	3,089
California Health Facilities Financing Authority Revenue (Children’s Hospital of Orange County)	5.250%	11/1/41		4,025	4,363
California Health Facilities Financing Authority Revenue (Chinese Hospital Association)	5.000%	6/1/37		2,000	2,174
California Health Facilities Financing Authority Revenue (Chinese Hospital Association)	5.000%	6/1/42		5,000	5,426
California Health Facilities Financing Authority Revenue (City of Hope Medical Center)	5.000%	11/15/32		4,275	4,711
California Health Facilities Financing Authority Revenue (City of Hope Medical Center)	5.000%	11/15/35		7,815	8,586
California Health Facilities Financing Authority Revenue (City of Hope Medical Center)	5.000%	11/15/39		4,505	4,929
California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/26		2,740	3,212
California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/27		1,840	2,141
California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/40		6,000	6,586

	California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/47	7,000	7,802
	California Health Facilities Financing Authority Revenue (Kaiser Permanente)	5.000%	11/1/27	5,080	6,343
	California Health Facilities Financing Authority Revenue (Kaiser Permanente)	4.000%	11/1/44	14,000	14,301
	California Health Facilities Financing Authority Revenue (Kaiser Permanente)	5.000%	11/1/47	11,800	15,320
	California Health Facilities Financing Authority Revenue (Kaiser Permanente)	4.000%	11/1/51	4,000	4,056
2	California Health Facilities Financing Authority Revenue (Kaiser Permanente) TOB VRDO	1.710%	3/7/19	11,500	11,500
2	California Health Facilities Financing Authority Revenue (Kaiser Permanente) TOB VRDO	1.740%	3/7/19	10,025	10,025
	California Health Facilities Financing Authority Revenue (Kaiser Permanente) VRDO	1.700%	3/7/19	3,600	3,600
	California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children’s Hospital at Stanford)	5.000%	8/15/43	5,300	5,774
	California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children’s Hospital at Stanford)	5.000%	8/15/55	7,000	7,636
	California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children’s Hospital at Stanford)	5.000%	11/15/56	18,205	20,024
	California Health Facilities Financing Authority Revenue (Marshall Medical Center)	5.000%	11/1/29	1,000	1,161
	California Health Facilities Financing Authority Revenue (Marshall Medical Center)	5.000%	11/1/33	1,100	1,258
	California Health Facilities Financing Authority Revenue (Memorial Health Services)	5.000%	10/1/26	5,000	5,545
	California Health Facilities Financing Authority Revenue (Memorial Health Services)	5.000%	10/1/33	2,510	2,772
	California Health Facilities Financing Authority Revenue (Northern California Presbyterian Homes & Services)	5.000%	7/1/34	645	743
	California Health Facilities Financing Authority Revenue (Northern California Presbyterian Homes & Services)	5.000%	7/1/39	1,600	1,817
	California Health Facilities Financing Authority Revenue (Northern California Presbyterian Homes & Services)	5.000%	7/1/44	1,500	1,687
	California Health Facilities Financing Authority Revenue (Providence Health & Services)	5.000%	10/1/29	2,390	2,766
	California Health Facilities Financing Authority Revenue (Providence Health & Services)	5.000%	10/1/38	6,025	6,769
	California Health Facilities Financing Authority Revenue (Providence Health & Services)	5.500%	10/1/39	6,500	6,639
	California Health Facilities Financing Authority Revenue (Providence St. Joseph Health Obligated Group)	4.000%	10/1/36	1,000	1,049
	California Health Facilities Financing Authority Revenue (Providence St. Joseph Health Obligated Group)	4.000%	10/1/47	2,515	2,552
	California Health Facilities Financing Authority Revenue (Rady Children’s Hospital)	5.500%	8/15/33	3,920	4,270

California Health Facilities Financing Authority Revenue (Scripps Health)	5.000%	11/15/40		8,000	8,609
California Health Facilities Financing Authority Revenue (St. Joseph Health System)	5.750%	7/1/39		7,000	7,090
California Health Facilities Financing Authority Revenue (Stanford Health Care Obligated Group)	5.000%	11/15/29		5,080	6,216
California Health Facilities Financing Authority Revenue (Stanford Health Care Obligated Group)	4.000%	11/15/40		10,000	10,425
California Health Facilities Financing Authority Revenue (Stanford Hospital)	5.000%	8/15/42		5,000	5,443
California Health Facilities Financing Authority Revenue (Stanford Hospital)	5.000%	8/15/54		2,000	2,207
California Health Facilities Financing Authority Revenue (Sutter Health)	5.875%	8/15/20	(Prere.)	4,000	4,253
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/29		1,500	1,816
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/30		1,000	1,199
California Health Facilities Financing Authority Revenue (Sutter Health)	4.000%	8/15/40		6,500	6,674
California Health Facilities Financing Authority Revenue (Sutter Health)	4.000%	11/15/42		7,400	7,575
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	8/15/43		9,000	9,933
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/46		22,000	24,262
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/48		4,700	5,262
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/48		26,000	29,107
California Infrastructure & Economic Development Bank Revenue	5.000%	10/1/29		3,445	4,189
California Infrastructure & Economic Development Bank Revenue	5.000%	10/1/33		3,025	3,577
California Infrastructure & Economic Development Bank Revenue	5.000%	10/1/34		5,000	5,830
California Infrastructure & Economic Development Bank Revenue (Academy of Motion Picture Arts & Sciences Obligated Group)	5.000%	11/1/30		2,000	2,269
California Infrastructure & Economic Development Bank Revenue (Academy of Motion Picture Arts & Sciences Obligated Group)	5.000%	11/1/41		6,100	6,758
California Infrastructure & Economic Development Bank Revenue (Sanford Consortium for Regenerative Medicine)	4.000%	5/15/40		5,505	5,713
California Infrastructure & Economic Development Bank Revenue (Science Center Phase II Project)	5.000%	5/1/28		1,220	1,460
California Infrastructure & Economic Development Bank Revenue (Science Center Phase II Project)	5.000%	5/1/29		1,290	1,534

California Infrastructure & Economic Development Bank Revenue (University of California)	5.000%	5/15/47	5,010	5,679
California Infrastructure & Economic Development Bank Revenue (University of California)	5.000%	5/15/52	5,000	5,637
California Municipal Finance Authority Mobile Home Park Revenue (Caritas Affordable Housing Inc. Projects)	4.000%	8/15/42	1,000	1,004
California Municipal Finance Authority Recovery Zone Revenue (Chevron USA Inc. Project) VRDO	1.530%	3/1/19	1,200	1,200
California Municipal Finance Authority Revenue (Anaheim Electric Utility Distribution System)	5.000%	10/1/33	2,120	2,477
California Municipal Finance Authority Revenue (Anaheim Electric Utility Distribution System)	5.000%	10/1/34	1,340	1,561
California Municipal Finance Authority Revenue (Anaheim Water System Project Revenue)	4.000%	10/1/34	4,560	4,829
California Municipal Finance Authority Revenue (Azusa Pacific University)	5.000%	4/1/35	2,000	2,104
California Municipal Finance Authority Revenue (Azusa Pacific University)	5.000%	4/1/41	4,000	4,159
California Municipal Finance Authority Revenue (Biola University)	5.000%	10/1/33	625	716
California Municipal Finance Authority Revenue (Biola University)	5.000%	10/1/38	1,255	1,347
California Municipal Finance Authority Revenue (Biola University)	5.000%	10/1/42	2,500	2,666
California Municipal Finance Authority Revenue (California Lutheran University)	5.000%	10/1/32	225	261
California Municipal Finance Authority Revenue (California Lutheran University)	5.000%	10/1/34	250	287
California Municipal Finance Authority Revenue (California Lutheran University)	5.000%	10/1/36	250	285
California Municipal Finance Authority Revenue (California Lutheran University)	5.000%	10/1/38	300	338
California Municipal Finance Authority Revenue (Channing House Project)	4.000%	5/15/40	6,500	6,686
California Municipal Finance Authority Revenue (Channing House Project)	5.000%	5/15/47	3,000	3,449
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/28	1,800	2,111
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/31	2,370	2,713
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/40	5,000	5,446
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/47	9,200	9,981
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/32	750	852
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/34	1,750	1,969

California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/37		1,800	1,993
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/42		5,250	5,751
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/42		2,500	2,739
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	4.000%	7/1/47		5,000	5,026
California Municipal Finance Authority Revenue (Institute on Aging Project)	5.000%	8/15/37		930	1,073
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.000%	11/1/35		690	739
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.250%	11/1/41		5,000	5,351
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.000%	11/1/44		1,800	1,896
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.000%	11/1/47		3,000	3,138
California Municipal Finance Authority Revenue (Retirement Housing Foundation Obligated Group)	5.000%	11/15/29		390	469
California Municipal Finance Authority Revenue (Retirement Housing Foundation Obligated Group)	5.000%	11/15/30		275	332
California Municipal Finance Authority Revenue (Retirement Housing Foundation Obligated Group)	5.000%	11/15/31		2,910	3,514
California Municipal Finance Authority Revenue (University of La Verne)	5.250%	6/1/20	(ETM)	2,420	2,533
California Municipal Finance Authority Student Housing Revenue (Bowles Hall Foundation)	5.000%	6/1/50		2,580	2,723
California Municipal Finance Authority Student Housing Revenue (CHF-Davis I LLC)	4.000%	5/15/48	(15)	5,000	5,038
California Municipal Finance Authority Student Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/40		3,525	3,888
California Municipal Finance Authority Student Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/43		2,445	2,681
California Municipal Finance Authority Student Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/52		10,000	10,842
California Municipal Finance Authority Water Revenue (San Bernardino Municipal Water Department)	5.000%	8/1/46	(15)	7,500	8,341
California Public Finance Authority Revenue (Sharp Healthcare Obligated Group)	4.000%	8/1/47		5,000	5,126
California Public Finance Authority Revenue (Sharp Healthcare Obligated Group)	5.000%	8/1/47		5,250	5,914
California Public Finance Authority Revenue (Sharp Healthcare Obligated Group) VRDO	1.470%	3/1/19	LOC	5,300	5,300
California Public Finance Authority Revenue (Sharp Healthcare Obligated Group) VRDO	1.470%	3/1/19	LOC	3,800	3,800
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	5/1/29		7,095	8,684
California Public Works Board Lease Revenue (Department of Corrections)	4.500%	9/1/35		4,000	4,322
California Public Works Board Lease Revenue (Department of General Services)	6.000%	4/1/19	(Prere.)	6,000	6,021

California Public Works Board Lease Revenue (Department of General Services)	6.250%	4/1/19	(Prere.)	8,250	8,280
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/29		2,500	2,779
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/34		1,300	1,428
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/38		3,470	3,785
California Public Works Board Lease Revenue (Office of Emergency Services)	5.000%	4/1/31		1,000	1,182
California Public Works Board Lease Revenue (Riverside Campus)	5.000%	4/1/31		2,500	2,955
California Public Works Board Lease Revenue (Various Capital Projects)	6.250%	11/1/19	(Prere.)	5,000	5,158
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/23		4,180	4,598
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/26		5,000	5,561
California Public Works Board Lease Revenue (Various Capital Projects)	4.000%	11/1/30		6,000	6,545
California Public Works Board Lease Revenue (Various Capital Projects)	4.000%	4/1/33		2,220	2,353
California Public Works Board Lease Revenue (Various Capital Projects)	5.500%	11/1/33		2,330	2,650
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/37		5,000	5,483
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	9/1/39		3,000	3,356
California School Finance Authority Charter School Revenue (Aspire Public Schools)	5.000%	8/1/36		1,000	1,080
California School Finance Authority Revenue (Green Dot Public Schools Obligated Group)	5.000%	8/1/48		3,025	3,292
California State University Systemwide Revenue	5.250%	5/1/19	(Prere.)	3,280	3,300
California State University Systemwide Revenue	5.000%	11/1/30		2,500	2,944
California State University Systemwide Revenue	5.000%	11/1/30		10,675	12,660
California State University Systemwide Revenue	5.000%	11/1/31		7,000	8,019
California State University Systemwide Revenue	5.000%	11/1/31		5,150	6,064
California State University Systemwide Revenue	5.000%	11/1/32		7,000	7,983
California State University Systemwide Revenue	5.000%	11/1/32		6,610	7,749
California State University Systemwide Revenue	4.000%	11/1/37		1,875	1,970
California State University Systemwide Revenue	5.000%	11/1/37		3,750	4,160
California State University Systemwide Revenue	5.000%	11/1/37		10,000	10,794
California State University Systemwide Revenue	4.000%	11/1/38		1,385	1,446
California State University Systemwide Revenue	5.000%	11/1/38		4,040	4,614
California State University Systemwide Revenue	5.000%	11/1/42		1,355	1,459
California State University Systemwide Revenue	5.000%	11/1/43		1,810	2,044
California State University Systemwide Revenue	5.000%	11/1/47		6,105	6,903
California State University Systemwide Revenue	5.000%	11/1/47		8,620	9,705
California State University Systemwide Revenue	5.000%	11/1/48		4,900	5,636
California State University Systemwide Revenue	5.000%	11/1/50		6,000	6,880
California State University Systemwide Revenue PUT	3.000%	11/1/19		7,000	7,013
California Statewide Communities Development Authority Hospital Revenue (Methodist Hospital of Southern California)	5.000%	1/1/48		5,000	5,430
California Statewide Communities Development Authority Revenue (899 Charleston Project)	5.250%	11/1/44		1,000	1,042

California Statewide Communities Development Authority Revenue (899 Charleston Project)	5.375%	11/1/49		2,300	2,411
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	5.000%	3/1/27		2,035	2,412
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	5.000%	3/1/31		4,745	5,465
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	5.000%	3/1/33		1,350	1,580
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	3.500%	3/1/38		625	605
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	5.000%	3/1/45		4,315	4,789
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	5.000%	3/1/48		3,000	3,378
California Statewide Communities Development Authority Revenue (Buck Institute for Age Research)	5.000%	11/15/29	(4)	940	1,075
California Statewide Communities Development Authority Revenue (Buck Institute for Age Research)	5.000%	11/15/44	(4)	5,500	6,136
California Statewide Communities Development Authority Revenue (Buck Institute for Age Research)	5.000%	11/15/49	(4)	1,000	1,113
California Statewide Communities Development Authority Revenue (Cottage Health System Obligated Group)	5.000%	11/1/39		310	344
California Statewide Communities Development Authority Revenue (Cottage Health System Obligated Group)	5.000%	11/1/40		7,200	7,488
California Statewide Communities Development Authority Revenue (Cottage Health System Obligated Group)	5.000%	11/1/43		13,705	15,144
California Statewide Communities Development Authority Revenue (Covenant Retirement Communities Inc.)	5.625%	12/1/36		4,000	4,496
California Statewide Communities Development Authority Revenue (Daughters of Charity Health System)	5.750%	7/1/30		5,000	4,490
California Statewide Communities Development Authority Revenue (Daughters of Charity Health System)	5.750%	7/1/35		1,515	1,359
California Statewide Communities Development Authority Revenue (Episcopal Communities & Services)	5.000%	5/15/42		2,500	2,637
California Statewide Communities Development Authority Revenue (Episcopal Communities & Services)	5.000%	5/15/47		2,000	2,104
California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/43		1,500	1,687

California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/44	5,800	6,304
California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/48	7,000	7,855
California Statewide Communities Development Authority Revenue (John Muir Health)	5.000%	8/15/46	1,525	1,691
California Statewide Communities Development Authority Revenue (John Muir Health)	5.000%	8/15/51	3,000	3,317
California Statewide Communities Development Authority Revenue (John Muir Health)	5.000%	12/1/53	2,500	2,780
California Statewide Communities Development Authority Revenue (John Muir Health)	5.000%	12/1/57	3,775	4,158
California Statewide Communities Development Authority Revenue (Kaiser Permanente)	5.000%	4/1/42	15,465	16,572
California Statewide Communities Development Authority Revenue (Kaiser Permanente) VRDO	1.500%	3/7/19	3,900	3,900
California Statewide Communities Development Authority Revenue (Kaiser Permanente) VRDO	1.650%	3/7/19	6,460	6,460
California Statewide Communities Development Authority Revenue (Kaiser Permanente) VRDO	1.680%	3/7/19	1,500	1,500
California Statewide Communities Development Authority Revenue (Marin General Hospital)	5.000%	8/1/34	680	796
California Statewide Communities Development Authority Revenue (Marin General Hospital)	5.000%	8/1/35	800	934
California Statewide Communities Development Authority Revenue (Marin General Hospital)	5.000%	8/1/36	780	906
California Statewide Communities Development Authority Revenue (Marin General Hospital)	5.000%	8/1/37	520	602
California Statewide Communities Development Authority Revenue (Marin General Hospital)	5.000%	8/1/38	500	575
California Statewide Communities Development Authority Revenue (Redlands Community Hospital)	5.000%	10/1/46	1,600	1,741
California Statewide Communities Development Authority Revenue (Sutter Health)	5.250%	8/15/31	2,500	2,708
California Statewide Communities Development Authority Revenue (Sutter Health)	5.000%	8/15/32	11,000	12,051
California Statewide Communities Development Authority Revenue (The Culinary Institute of America Project)	5.000%	7/1/41	800	872
California Statewide Communities Development Authority Revenue (Trinity Health)	5.000%	12/1/41	11,025	11,835
California Statewide Communities Development Authority Senior Living Revenue (Southern California Presbyterian Homes)	7.250%	11/15/41	3,000	3,097
California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/29	2,000	2,288

	California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/30		3,500	3,978
	California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/32		2,500	2,804
	California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/40		4,445	4,853
	Campbell CA Union High School District GO	5.000%	8/1/35		1,000	1,164
	Carlsbad CA Unified School District GO	4.000%	5/1/32		575	625
	Carlsbad CA Unified School District GO	4.000%	5/1/33		685	738
	Carlsbad CA Unified School District GO	4.000%	5/1/34		690	739
	Centinela Valley CA Union High School District GO	6.000%	8/1/23	(Prere.)	3,000	3,575
	Centinela Valley CA Union High School District GO	4.000%	8/1/50	(4)	3,000	3,074
	Central CA Unified School District GO	4.000%	8/1/48		8,500	8,671
	Central School District San Bernardino California GO	5.000%	8/1/47		3,000	3,399
	Ceres CA Unified School District GO	5.000%	8/1/51	(15)	5,000	5,626
	Cerritos CA Community College District GO	4.000%	8/1/33		2,135	2,248
	Cerritos CA Community College District GO	0.000%	8/1/34		4,000	2,385
	Cerritos CA Community College District GO	0.000%	8/1/35		1,730	984
	Cerritos CA Community College District GO	5.000%	8/1/38		7,000	7,664
	Chabot-Las Positas CA Community College District GO	5.000%	8/1/30		3,500	3,952
	Chabot-Las Positas CA Community College District GO	4.000%	8/1/47		1,100	1,135
	Charter Oak CA Unified School District GO	5.000%	8/1/31	(4)	1,380	1,602
	Charter Oak CA Unified School District GO	5.000%	8/1/33	(4)	1,755	2,024
	Chico CA Unified School District GO	4.000%	8/1/35		1,880	1,979
	Chula Vista CA Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/25		2,130	2,385
	Chula Vista CA Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/26		1,175	1,326
3	Citrus CA Community College District GO, 5.000% coupon rate effective 2/1/2023	0.000%	8/1/36		1,810	1,639
3	Citrus CA Community College District GO, 5.000% coupon rate effective 2/1/2023	0.000%	8/1/37		2,475	2,230
3	Citrus CA Community College District GO, 5.000% coupon rate effective 2/1/2023	0.000%	8/1/38		2,150	1,931
	Clovis CA Wastewater System Revenue	5.000%	8/1/37	(15)	1,000	1,165
	Clovis CA Wastewater System Revenue	5.000%	8/1/38	(15)	2,235	2,594
	Conejo Valley CA Unified School District GO	0.000%	8/1/29	(4)	2,000	1,391
	Conejo Valley CA Unified School District GO	0.000%	8/1/30	(4)	1,865	1,223
	Contra Costa CA Community College District GO	5.000%	8/1/38		3,600	4,039
	Contra Costa CA Transportation Authority Sales Tax Revenue	5.000%	3/1/29		1,400	1,721
	Contra Costa CA Transportation Authority Sales Tax Revenue	5.000%	3/1/34		1,970	2,207
	Cotati-Rohnert Park CA Unified School District GO	5.000%	8/1/44	(4)	3,000	3,390

2	Cotati-Rohnert Park CA Unified School District GO TOB VRDO	1.790%	3/7/19	(15)	3,505	3,505
	Del Mar CA Race Track Authority Revenue	5.000%	10/1/38		1,500	1,502
	East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/30		3,325	3,828
	East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/30		1,500	1,727
	East Bay CA Regional Park District GO	5.000%	9/1/19	(Prere.)	1,825	1,857
	East Bay CA Regional Park District GO	5.000%	9/1/25		175	178
	Eastern California Municipal Water District Water & Sewer Revenue	4.000%	7/1/34		5,300	5,629
	Eastern California Municipal Water District Water & Wastewater Revenue	4.000%	7/1/35		3,780	4,003
	Eastern California Municipal Water District Water & Wastewater Revenue	5.000%	7/1/39		2,030	2,327
	El Camino CA Community College District GO	5.000%	8/1/32		1,000	1,177
	El Camino CA Community College District GO	5.000%	8/1/33		1,115	1,307
	El Camino CA Community College District GO	5.000%	8/1/37		1,550	1,780
	El Camino CA Community College District GO	5.000%	8/1/48		6,550	7,595
	El Camino CA Healthcare District GO	4.000%	8/1/34		5,000	5,367
	El Dorado CA Irrigation District Revenue	5.250%	3/1/39	(4)	7,500	8,545
	Encinitas CA Community Facilities District No. 1 Special Tax Revenue	5.000%	9/1/27		1,000	1,090
	Escondido CA GO	5.000%	9/1/30		2,030	2,402
	Evergreen CA School District Election GO	4.000%	8/1/39		330	348
	Folsom Ranch CA Financing Authority Special Tax Revenue	5.000%	9/1/33		530	590
	Folsom Ranch CA Financing Authority Special Tax Revenue	5.000%	9/1/38		845	927
	Folsom Ranch CA Financing Authority Special Tax Revenue	5.000%	9/1/48		1,675	1,822
	Foothill-De Anza CA Community College District GO	0.000%	8/1/22	(14)	3,850	3,635
	Foothill-De Anza CA Community College District GO	0.000%	8/1/23	(14)	3,590	3,316
	Foothill-De Anza CA Community College District GO	0.000%	8/1/25	(14)	2,390	2,097
	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	6.500%	1/15/43		2,200	2,533
	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	5.750%	1/15/46		13,500	15,158
	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	6.000%	1/15/53		6,675	7,634
3	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue, 6.850% coupon rate effective 1/15/2024	0.000%	1/15/42		9,000	8,360
	Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/35	(4)	1,000	1,142
	Gilroy CA School Facilities Finance Authority Revenue	5.000%	8/1/46		5,000	5,511
	Gilroy CA Unified School District GO	4.000%	8/1/33		1,155	1,245
	Gilroy CA Unified School District GO	4.000%	8/1/36		1,000	1,063
	Gilroy CA Unified School District GO	4.000%	8/1/37		1,100	1,161
	Gilroy CA Unified School District GO	4.000%	8/1/41		3,115	3,203
	Gilroy CA Unified School District GO	4.000%	8/1/46		8,000	8,173
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/25		4,120	4,663

	Golden State Tobacco Securitization Corp. California Revenue	0.000%	6/1/28	(2)	10,035	7,834
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/30		5,250	5,987
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/31		6,500	7,352
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/32		2,260	2,539
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/33		1,365	1,527
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/35		5,000	5,602
	Golden State Tobacco Securitization Corp. California Revenue	3.500%	6/1/36		7,500	7,453
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/40		14,000	15,468
	Grossmont CA Healthcare District GO	6.125%	7/15/21	(Prere.)	2,500	2,771
	Grossmont CA Union High School District GO	0.000%	8/1/30		6,500	4,672
	Grossmont-Cuyamaca CA Community College District GO	4.000%	8/1/47		10,935	11,268
	Hartnell CA Community College District GO	4.000%	8/1/47		4,165	4,308
	Hayward CA Unified School District GO	5.000%	8/1/31	(4)	3,780	4,317
	Hayward CA Unified School District GO	5.000%	8/1/31	(4)	3,500	3,997
4	Hayward CA Unified School District GO	5.000%	8/1/33	(15)	1,335	1,597
4	Hayward CA Unified School District GO	5.000%	8/1/34	(15)	1,000	1,190
4	Hayward CA Unified School District GO	4.000%	8/1/43	(15)	3,000	3,084
4	Hayward CA Unified School District GO	4.000%	8/1/48	(15)	4,050	4,133
	Hemet CA Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/39		1,100	1,169
	Imperial CA Community College District GO	0.000%	8/1/30	(15)	2,125	1,467
	Imperial CA Irrigation District Electric Revenue	5.000%	11/1/32		2,765	3,208
	Imperial CA Irrigation District Electric Revenue	5.000%	11/1/45		4,010	4,585
	Imperial CA Unified School District GO	5.250%	8/1/43	(15)	5,000	5,804
	Inglewood CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	5/1/32	(15)	1,000	1,161
	Inglewood CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	5/1/34	(15)	960	1,105
	Inglewood CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	5/1/38	(15)	500	565
	Irvine CA Assessment District No. 97-17 Improvement Revenue VRDO	1.450%	3/1/19	LOC	7,300	7,300
	Irvine CA Facilities District No. 2013-3 Special Tax Revenue	5.000%	9/1/51	(4)	1,250	1,380
	Irvine CA Public Facilities & Infrastructure Authority Assessment Revenue VRDO	1.450%	3/1/19	LOC	6,516	6,516
	Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue	5.000%	9/1/37		265	293
	Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue	5.000%	9/1/42		400	437
	Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue	5.000%	9/1/47		1,000	1,088
	Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue	5.000%	9/1/51		1,000	1,085

Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue VRDO	1.450%	3/1/19	LOC	4,400	4,400
Jefferson CA Union High School District GO	5.000%	8/1/26	(15)	1,000	1,193
Jurupa CA Unified School District GO	4.000%	8/1/43		8,000	8,254
La Quinta CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/34		1,050	1,205
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/36		2,450	2,538
Lancaster CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/29		1,000	1,177
Lancaster CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/30		1,255	1,464
Las Virgenes CA Unified School District GO	0.000%	9/1/26	(14)	6,140	5,171
Lincoln CA Special Tax Revenue (Lincoln Crossing Project)	5.000%	9/1/32	(4)	3,220	3,804
Lincoln CA Special Tax Revenue (Lincoln Crossing Project)	5.000%	9/1/34	(4)	2,000	2,332
Livermore Valley CA Water Financing Authority Revenue	5.000%	7/1/30		625	753
Livermore Valley CA Water Financing Authority Revenue	4.000%	7/1/43		3,000	3,133
Livermore Valley CA Water Financing Authority Revenue	5.000%	7/1/47		4,000	4,555
Lodi CA Public Financing Authority Electric Revenue	5.000%	9/1/32	(4)	1,640	1,966
Long Beach CA Airport Revenue	5.000%	6/1/40		4,440	4,612
Long Beach CA Community College District GO	0.000%	8/1/34		2,520	1,494
Long Beach CA Finance Authority Natural Gas Purchase Revenue	3.228%	11/15/26		1,800	1,811
Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.000%	11/15/29		1,235	1,474
Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.000%	11/15/35		1,575	1,884
Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.500%	11/15/37		3,090	3,897
Long Beach CA Finance Authority Tax Revenue	5.500%	8/1/26	(2)	7,570	8,554
Long Beach CA Finance Authority Tax Revenue	5.500%	8/1/31	(2)	4,215	5,025
Long Beach CA Harbor Revenue	5.000%	5/15/39		1,510	1,725
Long Beach CA Harbor Revenue	5.000%	5/15/42		2,000	2,274
Long Beach CA Harbor Revenue	5.000%	5/15/47		4,995	5,680
Long Beach CA Unified School District GO	0.000%	8/1/26		1,870	1,548
Los Angeles CA Community College District GO	5.250%	8/1/20	(Prere.)	5,000	5,265
Los Angeles CA Community College District GO	5.000%	8/1/28		3,510	4,085
Los Angeles CA Community College District GO	4.000%	8/1/29		1,260	1,418
Los Angeles CA Community College District GO	5.000%	8/1/30		5,500	6,318
Los Angeles CA Community College District GO	4.000%	8/1/31		1,790	1,963
Los Angeles CA Community College District GO	4.000%	8/1/32		1,700	1,862
Los Angeles CA Community College District GO	4.000%	8/1/33		3,500	3,716
Los Angeles CA Community College District GO	4.000%	8/1/33		1,075	1,174
Los Angeles CA Community College District GO	4.000%	8/1/36		2,300	2,450
Los Angeles CA Community College District GO	4.000%	8/1/37		5,000	5,166
Los Angeles CA Community College District GO	4.000%	8/1/41		5,000	5,180
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/30		14,590	15,187
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/30		3,195	3,326

Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/35	16,000	17,450
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/35	4,000	4,157
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/35	1,000	1,164
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/38	4,625	5,217
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/29	5,000	5,822
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/30	2,125	2,596
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/30	5,000	6,170
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/31	1,355	1,589
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/32	4,675	5,706
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/33	2,500	2,852
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/33	5,035	6,062
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/33	3,000	3,635
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/34	9,020	10,803
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/35	3,500	3,961
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36	4,765	5,531
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36	5,000	5,284
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36	10,000	10,950
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36	3,770	4,313
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/37	1,700	1,986
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/37	4,675	5,406
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/37	1,640	1,918
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/37	1,545	1,691
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/38	4,345	5,057
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/38	1,000	1,166
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/38	2,500	2,882
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/38	1,810	2,055
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/38	5,000	5,468
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/39	4,000	4,478

	Los Angeles CA Department of Water & Power Revenue	5.250%	7/1/39	2,000	2,118
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/40	2,020	2,272
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/42	4,500	5,049
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/43	5,000	5,507
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/43	5,000	5,458
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/43	10,150	11,080
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/44	13,950	15,470
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/46	2,500	2,791
	Los Angeles CA Department of Water & Power Revenue VRDO	1.480%	3/1/19	10,000	10,000
4	Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/37	2,135	2,528
4	Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/38	2,100	2,475
4	Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/38	2,150	2,533
	Los Angeles CA Harbor Department Revenue	4.000%	8/1/39	3,000	3,137
	Los Angeles CA Municipal Improvement Corp. Lease Revenue	5.000%	11/1/29	3,000	3,589
	Los Angeles CA Municipal Improvement Corp. Lease Revenue	5.000%	11/1/30	2,420	2,865
	Los Angeles CA Municipal Improvement Corp. Lease Revenue	4.000%	11/1/33	5,200	5,594
	Los Angeles CA Municipal Improvement Corp. Lease Revenue	4.000%	11/1/34	2,500	2,670
	Los Angeles CA Unified School District GO	5.000%	7/1/28	8,000	9,227
	Los Angeles CA Unified School District GO	5.000%	7/1/28	2,040	2,507
	Los Angeles CA Unified School District GO	5.250%	7/1/28	5,500	5,765
	Los Angeles CA Unified School District GO	5.000%	7/1/30	2,860	3,286
	Los Angeles CA Unified School District GO	5.000%	1/1/34	5,000	5,052
	Los Angeles CA Unified School District GO	5.250%	7/1/34	10,000	10,451
	Los Angeles CA Unified School District GO	4.000%	7/1/35	5,000	5,302
	Los Angeles CA Wastewater System Revenue	5.000%	6/1/33	1,010	1,202
	Los Angeles CA Wastewater System Revenue	5.000%	6/1/34	3,250	3,853
	Los Angeles CA Wastewater System Revenue	5.000%	6/1/35	2,500	2,955
	Los Angeles CA Wastewater System Revenue	5.000%	6/1/36	1,660	1,955
	Los Angeles CA Wastewater System Revenue	5.000%	6/1/37	2,100	2,460
	Los Angeles CA Wastewater System Revenue	5.000%	6/1/43	2,840	3,139
	Los Angeles CA Wastewater System Revenue	5.000%	6/1/48	10,000	11,477
	Los Angeles County CA Facilities Inc. Lease Revenue	4.000%	12/1/48	7,500	7,645
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/31	2,010	2,376
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/32	2,340	2,745
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/34	5,075	5,916
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/34	3,305	3,920

	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/37		3,580	4,195
	Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/37		2,750	3,017
	Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/42		5,940	6,501
	Los Angeles County CA Sanitation Districts Financing Authority Revenue	5.000%	10/1/35		4,000	4,600
	Los Angeles County CA School District GO	5.000%	7/1/30	(15)	2,820	3,420
	Los Angeles County CA Schools Regionalized Business Services Corp. COP	0.000%	8/1/20	(2)	2,095	2,037
	Los Rios CA Community College District GO	4.000%	8/1/34		4,500	4,852
	M-S-R California Energy Authority Revenue	7.000%	11/1/34		3,200	4,581
	M-S-R California Energy Authority Revenue	7.000%	11/1/34		7,000	10,022
	M-S-R California Energy Authority Revenue	6.500%	11/1/39		4,195	5,841
	M-S-R California Energy Authority Revenue	6.500%	11/1/39		3,500	4,873
	M-S-R California Public Power Agency Revenue (San Juan Project)	6.750%	7/1/20	(ETM)	3,375	3,527
	Marin CA Community College District GO	4.000%	8/1/35		700	750
	Marin CA Community College District GO	4.000%	8/1/38		1,500	1,584
	Marin CA Healthcare District GO	5.000%	8/1/29		1,055	1,248
	Marina Coast Water District California Enterprise Revenue	5.000%	6/1/37		4,085	4,696
4	Martinez CA Unified School District GO	4.000%	8/1/48		3,000	3,068
	Metropolitan Water District of Southern California Revenue	5.000%	10/1/33		6,000	6,582
	Metropolitan Water District of Southern California Revenue	5.000%	7/1/34		5,540	6,454
	Metropolitan Water District of Southern California Revenue	5.000%	7/1/40		4,500	5,144
	Metropolitan Water District of Southern California Revenue VRDO	1.500%	3/1/19		4,900	4,900
	Metropolitan Water District of Southern California Revenue VRDO	1.540%	3/1/19		122	122
	Milpitas CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/26		2,085	2,487
	Milpitas CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/30		4,000	4,688
	Modesto CA Irrigation District Financing Authority Electric Revenue	5.000%	10/1/40		6,000	6,791
	Modesto CA Irrigation District Financing Authority Revenue (Woodland Project)	6.500%	10/1/22	(ETM)	4,345	4,751
	Moreno Valley CA Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/31		1,660	1,972
	Moreno Valley CA Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/33		1,605	1,773
	Morgan Hill CA Unified School District GO	4.000%	8/1/47		8,490	8,712
	Mountain View-Whisman CA School District COP	4.000%	6/1/30		675	732
	Mountain View-Whisman CA School District COP	4.000%	6/1/32		1,500	1,606
3	Napa Valley CA Community College District GO, 4.000% coupon rate effective 2/1/2021	0.000%	8/1/33		2,500	2,476
3	Napa Valley CA Community College District GO, 4.000% coupon rate effective 2/1/2021	0.000%	8/1/34		2,000	1,971
	New Haven CA Unified School District GO	5.000%	8/1/27	(15)	3,000	3,483

New Haven CA Unified School District GO	5.000%	8/1/28	(15)	2,000	2,313
Newark CA Unified School District GO	5.000%	8/1/44		6,000	6,777
Newport Beach CA Revenue (Hoag Memorial Hospital Presbyterian)	6.000%	12/1/21	(Prere.)	3,525	3,956
Newport Mesa CA Unified School District GO	0.000%	8/1/35		4,000	2,327
Newport Mesa CA Unified School District GO	0.000%	8/1/36		1,000	555
Newport Mesa CA Unified School District GO	0.000%	8/1/37		2,000	1,060
Newport Mesa CA Unified School District GO	0.000%	8/1/38		1,000	506
Northern California Energy Authority Commodity Supply Revenue PUT	4.000%	7/1/24		5,000	5,312
Northern California Power Agency Revenue (Hydroelectric Project)	7.500%	7/1/21	(Prere.)	1,365	1,494
Northern California Transmission Agency Revenue	5.000%	5/1/37		3,610	4,105
Northern California Transmission Agency Revenue	5.000%	5/1/38		1,865	2,115
Northstar Community Services District California Community Facilities District No. 1 Special Tax Revenue	5.000%	9/1/25		1,825	1,460
Northstar Community Services District California Community Facilities District No. 1 Special Tax Revenue	5.000%	9/1/26		1,995	1,596
Norwalk-La Mirada CA Unified School District GO	5.000%	8/1/44		4,320	4,933
Norwalk-La Mirada CA Unified School District GO	4.000%	8/1/47		5,055	5,176
Oakland CA GO	5.000%	1/15/29		1,640	1,932
Oakland CA Unified School District GO	6.625%	8/1/21	(Prere.)	1,000	1,122
Oakland CA Unified School District GO	5.000%	8/1/35		2,850	3,304
Oakland CA Unified School District GO	5.000%	8/1/40		500	573
Oceanside CA Unified School District GO	0.000%	8/1/25	(ETM)	755	665
Oceanside CA Unified School District GO	0.000%	8/1/25	(12)	6,110	5,327
Palm Desert CA Redevelopment Agency Tax Allocation Revenue	5.000%	10/1/28	(15)	1,100	1,335
Palo Alto CA Improvement Revenue (University Avenue Area Parking)	4.250%	9/2/22		200	217
Palo Alto CA Improvement Revenue (University Avenue Area Parking)	5.000%	9/2/26		1,000	1,099
Palomar CA Community College District GO	0.000%	8/1/24		5,125	4,612
Palomar CA Community College District GO	4.000%	8/1/45		3,000	3,084
Palomar Pomerado Health California COP	6.000%	11/1/20	(Prere.)	3,800	4,076
Palomar Pomerado Health California GO	0.000%	8/1/33	(12)	4,100	2,457
Palomar Pomerado Health California GO	5.000%	8/1/34		600	679
Palomar Pomerado Health California GO	4.000%	8/1/35		4,100	4,287
Palomar Pomerado Health California GO	0.000%	8/1/36		5,000	2,539
Palomar Pomerado Health California Revenue	5.000%	11/1/39		5,000	5,336
Palomar Pomerado Health California Revenue	5.000%	11/1/42		3,000	3,195
Palomar Pomerado Health California Revenue	5.000%	11/1/47	(4)	4,000	4,522
Paramount CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	0.000%	8/1/26	(14)	3,000	2,325
Pasadena CA Unified School District GO	5.000%	5/1/34		4,000	4,380
Pittsburg CA Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	0.000%	8/1/19	(2)	1,800	1,787

	Pittsburg CA Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	0.000%	8/1/21	(2)	2,920	2,786
	Pittsburg CA Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	0.000%	8/1/22	(2)	4,125	3,847
	Pittsburg CA Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	0.000%	8/1/24	(2)	1,000	879
	Pittsburg CA Water Revenue	5.000%	8/1/28		585	724
	Pleasanton CA Unified School District GO	4.000%	8/1/42		7,300	7,622
	Poway CA Unified School District GO	0.000%	8/1/33		990	612
	Poway CA Unified School District GO	0.000%	8/1/33		5,010	3,098
	Poway CA Unified School District GO	0.000%	8/1/34		8,130	4,768
	Poway CA Unified School District GO	0.000%	8/1/46		10,000	3,236
1	Poway CA Unified School District GO	0.000%	8/1/51		10,000	2,570
	Poway CA Unified School District Public Financing Authority Community Facilities District No. 11 Zones 2 & 3 Special Tax Revenue	5.000%	9/15/38		1,200	1,239
	Poway CA Unified School District Public Financing Authority Community Facilities District No. 11 Zones 2 & 3 Special Tax Revenue	5.000%	9/15/43		2,325	2,395
	Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/24		785	891
	Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/25		1,825	2,032
	Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/27		1,385	1,665
	Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/27		2,040	2,266
	Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/27		1,030	1,159
	Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/28		2,340	2,788
	Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/29		3,465	4,089
	Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/30		1,770	2,070
	Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/31		1,350	1,488
	Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/33	(15)	1,740	2,011
	Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/33		980	1,077
	Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/36		600	657
	Rancho Cucamonga CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project)	5.000%	9/1/29	(4)	1,800	2,075
	Redding CA Electric System Revenue	5.000%	6/1/30		1,665	2,003
	Redding CA Joint Powers Financing Authority Electric System Revenue	5.000%	6/1/29		1,000	1,178
	Redding CA Joint Powers Financing Authority Electric System Revenue	5.000%	6/1/31		600	700

	Redwood City CA Redevelopment Agency Redevelopment Project Area No. 2 Tax Allocation Revenue	0.000%	7/15/26	(2)	3,445	2,850
	Rio Hondo CA Community College District GO	0.000%	8/1/36		16,650	9,023
	Riverside CA Sewer Revenue	5.000%	8/1/32		3,000	3,647
	Riverside CA Sewer Revenue	5.000%	8/1/33		3,660	4,421
	Riverside CA Unified School District Financing Authority Revenue	5.000%	9/1/24		1,440	1,580
	Riverside CA Unified School District Financing Authority Revenue	5.000%	9/1/28		1,795	1,962
	Riverside CA Unified School District Financing Authority Revenue	5.000%	9/1/29		1,880	2,055
	Riverside CA Unified School District Financing Authority Revenue	5.000%	9/1/32		1,375	1,500
	Riverside County CA Infrastructure Financing Authority (Indio Law Building)	4.000%	11/1/44		10,090	10,512
	Riverside County CA Public Financing Authority Lease Revenue	5.000%	11/1/33		5,000	5,823
	Riverside County CA Public Financing Authority Lease Revenue	5.250%	11/1/40		5,000	5,826
	Riverside County CA Public Financing Authority Lease Revenue	5.250%	11/1/45		8,000	9,269
	Riverside County CA Public Financing Authority Tax Allocation Revenue	5.000%	10/1/32	(15)	820	958
2	Riverside County CA Public Financing Authority Tax Allocation Revenue TOB VRDO	1.840%	3/7/19	(15)	2,420	2,420
	Riverside County CA Redevelopment Successor Agency Tax Allocation Revenue	4.000%	10/1/37	(4)	1,500	1,559
3	Riverside County CA Redevelopment Successor Agency Tax Allocation Revenue, 5.000% coupon rate effective 10/1/2021	0.000%	10/1/41	(15)	2,000	1,961
	Riverside County CA Transportation Commission Sales Tax Revenue	5.000%	6/1/38		3,500	4,052
	Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/41		6,710	2,472
	Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/42		2,975	1,043
	Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/43		7,500	2,502
	Riverside County CA Transportation Commission Toll Revenue	5.750%	6/1/48		2,000	2,175
	Roseville CA Financing Authority Electric System Revenue	5.000%	2/1/20	(Prere.)	4,500	4,647
	Roseville CA Financing Authority Electric System Revenue	4.000%	2/1/37		7,480	7,889
	Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/22		1,635	1,764
	Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/28		2,500	2,972
	Roseville CA Special Tax Revenue	5.000%	9/1/37		1,250	1,343
	Ross Valley CA Public Financing Authority Revenue	5.000%	1/1/39		500	567
	Ross Valley CA Public Financing Authority Revenue	5.000%	1/1/43		1,190	1,342
	Sacramento CA Area Flood Control Agency Special Assessment Revenue (Natomas Basin Local Assessment)	5.000%	10/1/39	(15)	1,900	2,131

Sacramento CA Area Flood Control Agency Special Assessment Revenue (Natomas Basin Local Assessment)	5.000%	10/1/44	(15)	2,000	2,230
Sacramento CA City Financing Authority Tax Allocation Revenue	0.000%	12/1/30	(14)	3,000	2,062
Sacramento CA Financing Authority Lease Revenue	5.400%	11/1/20	(2)	2,500	2,598
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/28		2,000	2,280
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/31		1,175	1,299
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/32		1,195	1,320
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/33		1,450	1,599
Sacramento CA Regional Transportation District Farebox Revenue	5.000%	3/1/36		1,370	1,428
Sacramento CA Regional Transportation District Farebox Revenue	5.000%	3/1/42		3,125	3,255
Sacramento CA Transient Occupancy Tax Revenue (Convention Center Complex)	5.000%	6/1/36		2,245	2,635
Sacramento CA Transient Occupancy Tax Revenue (Convention Center Complex)	5.000%	6/1/48		10,000	11,365
Sacramento CA Transient Occupancy Tax Revenue (Sub-Convention Center Complex)	5.000%	6/1/48		5,000	5,666
Sacramento County CA Airport Revenue	5.000%	7/1/31		500	600
Sacramento County CA Airport Revenue	5.000%	7/1/33		1,660	1,965
Sacramento County CA Airport Revenue	5.000%	7/1/34		1,225	1,449
Sacramento County CA Airport Revenue	5.000%	7/1/34		2,000	2,357
Sacramento County CA Airport Revenue	5.000%	7/1/35		2,515	2,965
Sacramento County CA Airport Revenue	5.000%	7/1/35		2,000	2,349
Sacramento County CA Airport Revenue	5.000%	7/1/38		1,330	1,547
Sacramento County CA Airport Revenue	5.000%	7/1/41		7,500	8,422
Sacramento County CA Airport Revenue	5.000%	7/1/41		3,500	3,918
Sacramento County CA Sanitation Districts Financing Authority Revenue	5.000%	8/1/32		1,000	1,169
Sacramento County CA Sanitation Districts Financing Authority Revenue	5.000%	12/1/35		4,920	5,557
San Bernardino CA City Unified School District GO	0.000%	8/1/35	(4)	5,900	3,281
San Bernardino CA City Unified School District GO	0.000%	8/1/36	(4)	5,000	2,646
San Bernardino CA City Unified School District GO	4.000%	8/1/42	(4)	4,500	4,616
San Bernardino CA Community College District GO	0.000%	8/1/44		10,000	3,481
San Bernardino CA Community College District GO	5.000%	8/1/45		3,500	3,986
San Bernardino CA Community College District GO	0.000%	8/1/48		17,770	5,348
San Bernardino County CA Transportation Authority Revenue	5.000%	3/1/32		4,035	4,419
San Diego CA Association of Governments South Bay Expressway Toll Revenue	5.000%	7/1/42		4,130	4,650
San Diego CA Community College District GO	5.000%	8/1/21	(Prere.)	3,000	3,256
San Diego CA Community College District GO	5.000%	8/1/21	(Prere.)	2,500	2,713
San Diego CA Community College District GO	4.000%	8/1/32		3,200	3,457

San Diego CA Community College District GO	4.000%	8/1/32		3,935	4,250
San Diego CA Community College District GO	0.000%	8/1/36		8,000	4,410
San Diego CA Community College District GO	0.000%	8/1/38		3,510	1,744
San Diego CA Public Facilities Financing Authority Sewer Revenue	5.250%	5/15/19	(Prere.)	7,000	7,054
San Diego CA Public Facilities Financing Authority Sewer Revenue	5.250%	5/15/19	(Prere.)	6,000	6,046
San Diego CA Public Facilities Financing Authority Water Revenue	5.500%	8/1/19	(Prere.)	5,000	5,083
San Diego CA Public Facilities Financing Authority Water Revenue	5.750%	8/1/19	(Prere.)	2,500	2,544
San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/36		5,050	5,825
San Diego CA Unified School District GO	5.000%	7/1/28		7,000	8,302
San Diego CA Unified School District GO	0.000%	7/1/29		8,150	6,119
San Diego CA Unified School District GO	0.000%	7/1/30		1,500	1,074
San Diego CA Unified School District GO	0.000%	7/1/31		1,500	1,023
San Diego CA Unified School District GO	0.000%	7/1/32		1,085	707
San Diego CA Unified School District GO	4.000%	7/1/32		6,235	6,779
San Diego CA Unified School District GO	0.000%	7/1/34		3,500	2,056
San Diego CA Unified School District GO	4.000%	7/1/34		1,210	1,289
San Diego CA Unified School District GO	5.000%	7/1/35		5,000	5,618
San Diego CA Unified School District GO	0.000%	7/1/38		4,890	2,425
San Diego CA Unified School District GO	4.000%	7/1/45		8,050	8,305
San Diego CA Unified School District GO	0.000%	7/1/46		10,000	3,507
San Diego CA Unified School District GO	4.000%	7/1/47		12,525	12,997
San Diego CA Unified School District GO	0.000%	7/1/49		1,000	307
San Diego County CA COP	5.000%	10/15/28		1,445	1,686
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/26		4,000	4,177
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/28		3,200	3,337
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/34		2,715	2,827
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/40		3,000	3,117
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/42		2,500	2,836
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/43		3,540	3,894
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/47		5,755	6,491
San Diego County CA Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/35		1,540	1,784
San Diego County CA Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/37		1,500	1,633
San Diego County CA Water Authority Revenue	5.000%	5/1/30		5,075	6,036
San Diego County CA Water Authority Revenue	5.000%	5/1/36		8,500	9,804
San Francisco CA Bay Area Rapid Transit District GO	5.000%	8/1/31		7,000	8,228
San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/30		1,550	1,828
San Francisco CA City & County COP	4.000%	4/1/33		5,040	5,412
San Francisco CA City & County COP	4.000%	9/1/33		5,855	6,162
San Francisco CA City & County GO	4.000%	6/15/34		8,485	8,983
San Francisco CA City & County GO	4.000%	6/15/35		8,825	9,296

San Francisco CA City & County International Airport Revenue	5.000%	5/3/21	(Prere.)	1,485	1,597
San Francisco CA City & County International Airport Revenue	5.000%	5/1/30		980	1,166
San Francisco CA City & County International Airport Revenue	5.000%	5/1/32		1,000	1,164
San Francisco CA City & County International Airport Revenue	5.000%	5/1/33		3,145	3,809
San Francisco CA City & County International Airport Revenue	5.000%	5/1/43		5,500	6,012
San Francisco CA City & County International Airport Revenue	5.000%	5/1/44		6,000	6,605
San Francisco CA City & County International Airport Revenue	5.000%	5/1/46		16,060	17,918
San Francisco CA City & County International Airport Revenue	5.000%	5/1/48		4,590	5,224
San Francisco CA City & County Public Utilities Commission Wastewater Revenue	5.000%	10/1/34		3,000	3,557
San Francisco CA City & County Public Utilities Commission Wastewater Revenue	5.000%	10/1/34		2,675	3,113
San Francisco CA City & County Public Utilities Commission Wastewater Revenue	5.000%	10/1/35		2,815	3,263
San Francisco CA City & County Public Utilities Commission Wastewater Revenue	5.000%	10/1/36		7,000	8,208
San Francisco CA City & County Public Utilities Commission Wastewater Revenue	5.000%	10/1/36		2,960	3,412
San Francisco CA City & County Public Utilities Commission Wastewater Revenue	5.000%	10/1/37		2,080	2,429
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/21	(Prere.)	1,205	1,316
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/21	(Prere.)	1,100	1,202
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/21	(Prere.)	5,000	5,469
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	5/1/22	(Prere.)	5,000	5,546
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	5/1/22	(Prere.)	950	1,054
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	5/1/22	(Prere.)	4,000	4,437
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	10/1/29		8,000	8,949
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/29		5,035	6,094
San Francisco CA City & County Public Utilities Commission Water Revenue	4.000%	11/1/30		2,040	2,290
San Francisco CA City & County Public Utilities Commission Water Revenue	4.000%	11/1/31		2,430	2,685
San Francisco CA City & County Public Utilities Commission Water Revenue	4.000%	11/1/31		1,015	1,121
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/32		4,000	4,647
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/32		1,305	1,516
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/33		1,370	1,588

San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/35		1,860	2,039
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/35		11,000	12,794
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/36		4,010	4,584
San Francisco CA City & County Public Utilities Commission Water Revenue	4.000%	11/1/39		8,000	8,336
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/43		10,000	10,892
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bay North)	6.500%	8/1/19	(Prere.)	2,000	2,042
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bay North)	6.750%	2/1/21	(Prere.)	1,000	1,100
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/28		975	1,162
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/30		1,200	1,414
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/37		850	960
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/43		3,500	3,888
San Francisco CA City & County Unified School District GO	5.250%	6/15/19	(Prere.)	4,000	4,043
San Francisco CA City & County Unified School District GO	5.000%	6/15/32		8,365	8,696
San Joaquin County CA Transportation Authority Revenue	5.000%	3/1/37		7,000	8,135
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	0.000%	1/15/24	(14)	6,000	5,263
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	0.000%	1/15/25	(14)	6,085	5,140
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	5.000%	1/15/34		5,000	5,499
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	5.000%	1/15/44		10,010	10,786
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	5.250%	1/15/44		2,270	2,446
San Jose CA Airport Revenue	5.000%	3/1/42		1,520	1,717
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.500%	8/1/20	(Prere.)	2,750	2,905
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.500%	8/1/20	(Prere.)	850	898
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/35		4,100	4,788

	San Jose CA Special Hotel Tax Revenue (Convention Center Expansion & Renovation Project)	6.500%	5/1/42		5,000	5,490
	San Jose CA Unified School District Santa Clara County GO	5.000%	8/1/32		10,000	11,709
	San Juan CA Unified School District GO	0.000%	8/1/20	(4)	4,930	4,818
	San Juan CA Unified School District GO	0.000%	8/1/23	(4)	4,540	4,181
	San Luis Obispo County CA Community College District GO	5.000%	8/1/28		890	1,056
	San Luis Obispo County CA Community College District GO	5.000%	8/1/32		1,395	1,633
	San Marcos CA Schools Financing Authority Lease Revenue	5.000%	8/15/29	(4)	760	937
	San Marcos CA Schools Financing Authority Lease Revenue	5.000%	8/15/34	(4)	1,155	1,367
	San Marcos CA Unified School District GO	5.000%	8/1/21	(Prere.)	2,835	3,077
	San Marcos CA Unified School District GO	5.000%	8/1/21	(Prere.)	5,620	6,099
	San Marcos CA Unified School District GO	0.000%	8/1/32		2,600	1,682
	San Marcos CA Unified School District GO	4.000%	8/1/33		3,500	3,771
	San Marcos CA Unified School District GO	5.000%	8/1/35		5,000	5,856
	San Marcos CA Unified School District GO	5.000%	8/1/36		2,000	2,323
3	San Mateo CA Union High School District GO, 6.875% coupon rate effective 9/1/2034	0.000%	9/1/46		3,280	2,209
4	San Mateo County CA Community College District GO	5.000%	9/1/39		1,000	1,166
4	San Mateo County CA Community College District GO	5.000%	9/1/40		1,100	1,279
	San Mateo County CA Joint Powers Financing Authority Lease Revenue (Capital Project Program)	5.000%	7/1/21	(14)	3,500	3,710
	San Mateo County CA Joint Powers Financing Authority Lease Revenue (Capital Project Program)	4.000%	7/15/52		8,955	9,174
	San Mateo County CA Joint Powers Financing Authority Lease Revenue (Youth Services Campus)	5.000%	7/15/31		2,290	2,700
	San Mateo County CA Joint Powers Financing Authority Lease Revenue (Youth Services Campus)	4.000%	7/15/35		2,110	2,255
	San Mateo County CA Mid-Peninsula Water District COP	4.000%	12/1/46		2,000	2,069
	San Mateo-Foster City CA School District GO	4.000%	8/1/45		5,000	5,148
	San Pablo CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/29	(4)	1,780	2,011
	San Rafael CA Elementary School District GO	4.500%	8/1/42		2,645	2,879
	San Ramon CA Public Financing Authority Tax Allocation Revenue	0.000%	2/1/33	(2)	2,000	1,196
	San Ramon Valley CA Unified School District GO	4.000%	8/1/34		3,445	3,660
	San Ysidro CA School District COP	5.000%	9/1/47	(15)	2,045	2,218
	Santa Ana CA College Improvement District No. 1 Rancho Santiago Community College GO	4.000%	8/1/41		2,000	2,085
	Santa Ana CA Unified School District GO	0.000%	8/1/32	(14)	3,680	2,353
	Santa Barbara CA Secondary/High School District GO	0.000%	8/1/40		2,050	876
	Santa Barbara CA Unified School District GO	4.000%	8/1/31		985	1,105
	Santa Barbara CA Unified School District GO	4.000%	8/1/31		500	561

	Santa Clara CA Electric Revenue	6.000%	7/1/31		3,000	3,300
	Santa Clara CA Unified School District GO	5.000%	7/1/20	(Prere.)	4,000	4,189
	Santa Clara CA Unified School District GO	4.000%	7/1/41		5,000	5,190
	Santa Clara Valley CA Joint Powers Authority Revenue	5.000%	8/1/29		525	633
	Santa Clara Valley CA Transportation Authority Sales Tax Revenue VRDO	1.390%	3/1/19		3,900	3,900
	Santa Clarita CA Community College District GO	4.000%	8/1/41		6,850	7,111
	Santa Monica CA Community College District GO	4.000%	8/1/31		3,000	3,236
	Santa Monica CA Community College District GO	4.000%	8/1/35		1,050	1,140
	Santa Monica CA Community College District GO	4.000%	8/1/36		1,250	1,345
	Santa Monica-Malibu CA Unified School District GO	4.000%	7/1/38		400	422
	Santa Rosa CA High School District GO	5.000%	8/1/36	(4)	550	639
	Santa Rosa CA High School District GO	5.000%	8/1/37	(4)	470	543
	Santa Rosa CA High School District GO	5.000%	8/1/39	(4)	1,125	1,289
	Santa Rosa CA Wastewater Revenue	5.000%	9/1/28		4,845	5,383
	Santa Rosa CA Wastewater Revenue	5.000%	9/1/33		1,000	1,106
	Sequoia CA Union High School District GO	3.000%	7/1/43		440	389
4	Sierra CA Joint Community College District School Facilities District No. 4 GO	4.000%	8/1/53		3,350	3,433
	Silicon Valley CA Clean Water Wastewater Revenue	5.000%	2/1/39		3,090	3,473
	Simi Valley CA Unified School District GO	0.000%	8/1/32	(4)	1,720	1,090
	Simi Valley CA Unified School District GO	4.000%	8/1/35		1,245	1,338
	Solana Beach CA School District Special Tax Revenue	5.000%	9/1/32		995	1,068
	Solana Beach CA School District Special Tax Revenue	5.000%	9/1/35		2,495	2,673
	Solano County CA Community College District GO	5.000%	8/1/37		1,050	1,227
	Southern California Public Power Authority Revenue (Natural Gas Project)	5.000%	11/1/28		3,600	4,173
	Southern California Public Power Authority Revenue (Natural Gas Project)	5.000%	11/1/33		3,530	4,111
	Southern California Public Power Authority Revenue (Transmission Project)	5.750%	7/1/21	(14)	220	221
	Southern California Public Power Authority Revenue VRDO	1.450%	3/1/19	LOC	7,000	7,000
	Southern California Water Replenishment District Financing Authority Revenue	5.000%	8/1/41		8,000	9,120
	Southwestern California Community College District GO	4.000%	8/1/34		375	401
	Southwestern California Community College District GO	5.000%	8/1/44		7,045	7,921
	Southwestern California Community College District GO	4.000%	8/1/47		7,940	8,148
	State Center California Community College District GO	4.000%	8/1/42		2,315	2,409
	Stockton CA Public Financing Authority Wastewater Revenue	5.000%	9/1/29	(15)	1,000	1,148
	Stockton CA Public Financing Authority Water Revenue	5.000%	10/1/31	(15)	1,525	1,798

	Stockton CA Public Financing Authority Water Revenue	5.000%	10/1/36	(15)	2,000	2,311
	Stockton CA Public Financing Authority Water Revenue	4.000%	10/1/37	(15)	1,000	1,037
	Stockton CA Public Financing Authority Water Revenue (Delta Water Supply Project)	6.250%	10/1/38		2,160	2,547
	Stockton CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/37	(4)	4,220	4,761
	Stockton CA Unified School District GO	5.000%	8/1/38	(4)	2,500	2,796
	Suisun City CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/31	(15)	1,225	1,396
	Suisun City CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/32	(15)	1,250	1,420
	Suisun City CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/33	(15)	1,280	1,452
	Sweetwater CA Unified School District GO	5.000%	8/1/29	(15)	4,200	4,767
	Tahoe-Truckee CA Unified School District GO	5.000%	8/1/39		2,535	2,898
	Temecula CA Development Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/38	(4)	3,115	3,532
3	Temecula Valley CA Unified School District GO, 4.500% coupon rate effective 8/1/2019	0.000%	8/1/35	(15)	3,000	3,108
3	Temecula Valley CA Unified School District GO, 4.625% coupon rate effective 8/1/2019	0.000%	8/1/37	(15)	3,785	3,902
	Torrance CA Hospital Revenue (Torrance Memorial Medical Center)	5.000%	9/1/40		3,000	3,134
	Tulare County CA Transportation Authority Sales Tax Revenue	4.000%	2/1/34		1,540	1,588
	Turlock CA Irrigation District Revenue	5.000%	1/1/31		2,000	2,113
	Tustin CA Community Facilities District Special Tax Revenue	5.000%	9/1/37		1,000	1,122
	Tustin CA Unified School District Special Tax Revenue	5.000%	9/1/31		3,000	3,349
	Ukiah CA Unified School District GO	0.000%	8/1/32	(10)	6,435	4,125
	Union CA Elementary School District GO	0.000%	9/1/20	(14)	2,300	2,244
	Union CA Elementary School District GO	0.000%	9/1/21	(14)	2,000	1,916
	University of California Regents Medical Center Pooled Revenue	5.000%	5/15/35		1,760	2,006
	University of California Regents Medical Center Pooled Revenue	5.000%	5/15/41		10,000	11,192
	University of California Regents Medical Center Pooled Revenue	4.000%	5/15/44		7,515	7,614
	University of California Regents Medical Center Pooled Revenue VRDO	1.470%	3/1/19		6,725	6,725
	University of California Revenue	5.000%	5/15/21	(Prere.)	2,230	2,399
	University of California Revenue	5.000%	5/15/21	(Prere.)	1,560	1,678
	University of California Revenue	5.000%	5/15/23	(Prere.)	1,550	1,771
	University of California Revenue	5.000%	5/15/23	(Prere.)	2,325	2,657
	University of California Revenue	5.000%	5/15/29		2,060	2,477
	University of California Revenue	5.000%	5/15/31		2,110	2,482
	University of California Revenue	5.000%	5/15/32		7,925	9,194
	University of California Revenue	5.000%	5/15/32		1,000	1,169
	University of California Revenue	5.000%	5/15/33		2,675	2,986
	University of California Revenue	4.000%	5/15/34		7,000	7,531
	University of California Revenue	4.000%	5/15/34		7,000	7,351
	University of California Revenue	4.000%	5/15/34		5,000	5,280
	University of California Revenue	5.000%	5/15/34		2,975	3,175
	University of California Revenue	5.000%	5/15/34		4,820	5,730

University of California Revenue	4.000%	5/15/35		5,000	5,354
University of California Revenue	5.000%	5/15/35		2,080	2,218
University of California Revenue	5.000%	5/15/35		7,475	8,849
University of California Revenue	5.000%	5/15/36		5,250	6,104
University of California Revenue	5.000%	5/15/37		3,535	4,088
University of California Revenue	5.250%	5/15/37		3,500	3,978
University of California Revenue	5.000%	5/15/38		10,000	11,068
University of California Revenue	5.000%	5/15/40		50	50
University of California Revenue	5.000%	5/15/40		5,000	5,625
University of California Revenue	5.000%	5/15/41		10,330	11,654
University of California Revenue	5.000%	5/15/42		5,025	5,725
University of California Revenue	4.000%	5/15/46		13,280	13,580
University of California Revenue	5.000%	5/15/47		15,000	16,918
University of California Revenue	5.000%	5/15/47		1,000	1,132
University of California Revenue	5.000%	5/15/48		11,500	13,103
University of California Revenue	5.000%	5/15/52		8,000	8,978
University of California Revenue PUT	5.000%	5/15/23		6,500	7,392
University of California Revenue VRDO	1.500%	3/1/19		22,460	22,460
University of California Revenue VRDO	1.510%	3/1/19		4,600	4,600
Upland CA COP (San Antonio Regional Hospital)	4.000%	1/1/42		5,000	4,952
Upland CA COP (San Antonio Regional Hospital)	5.000%	1/1/47		4,000	4,295
Val Verde CA Unified School District CP	5.000%	3/1/32	(4)	750	886
Val Verde CA Unified School District CP	5.000%	3/1/33	(4)	1,000	1,176
Val Verde CA Unified School District CP	5.000%	3/1/35	(4)	2,445	2,848
Vallecitos CA Water District Water & Wastewater Enterprise Revenue	5.000%	7/1/33		1,110	1,287
Vallecitos CA Water District Water & Wastewater Enterprise Revenue	5.000%	7/1/35		750	868
Vallejo CA Sanitation & Flood Control COP	5.000%	7/1/19	(14)	574	579
Vista CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/28	(4)	1,970	2,291
Vista CA Unified School District GO	0.000%	8/1/28	(14)	7,425	5,798
Walnut CA Energy Center Authority Revenue	5.000%	1/1/34		3,100	3,515
Walnut Valley CA Unified School District GO	0.000%	8/1/36		1,000	523
Washington Township CA Health Care District GO	5.500%	8/1/40		5,000	5,809
Washington Township CA Health Care District Revenue	5.000%	7/1/33		1,080	1,213
Washington Township CA Health Care District Revenue	4.000%	7/1/35		2,170	2,208
West Contra Costa CA Unified School District GO	5.250%	8/1/21	(Prere.)	7,000	7,638
West Contra Costa CA Unified School District GO	0.000%	8/1/32	(14)	7,650	4,859
West Contra Costa CA Unified School District GO	5.000%	8/1/40		3,000	3,416
West Sacramento CA Area Flood Control Agency Special Assessment Revenue	5.000%	9/1/40	(4)	2,050	2,325
West Sacramento CA Area Flood Control Agency Special Assessment Revenue	5.000%	9/1/45	(4)	2,715	3,066
Western Placer CA Unified School District COP	4.000%	8/1/41	(4)	2,125	2,196
Western Placer CA Unified School District GO	5.000%	8/1/42	(15)	6,350	7,216
Westminster CA Redevelopment Agency (Westminster Redevelopment Project No. 1)	5.000%	11/1/28	(15)	690	819

Westminster CA Redevelopment Agency (Westminster Redevelopment Project No. 1)	5.000%	11/1/29	(15)	1,000	1,180
Whittier CA Health Facilities Revenue (Presbyterian Intercommunity Hospital Obligated Group)	5.000%	6/1/44		4,500	4,845
Yuba City CA Unified School District GO	0.000%	9/1/19	(14)	2,270	2,251
Yucaipa Valley CA Water District Water System Revenue	5.000%	9/1/27		1,000	1,187
					4,132,305
Guam (0.0%)
Guam Power Authority Revenue	5.000%	10/1/24		1,000	1,113
Total Tax-Exempt Municipal Bonds (Cost $3,989,334)					4,133,418
Other Assets and Liabilities-Net (0.4%)					17,325
Net Assets (100%)					4,150,743

1     Securities with a value of $1,436,000 have been segregated as initial margin for open futures contracts.

2     Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2019, the aggregate value of these securities was $27,450,000, representing 0.7% of net assets.

3     Step bond.

4     Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2019.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.

BAN - Bond Anticipation Note.

COP - Certificate of Participation.

CP - Commercial Paper.

FR - Floating Rate.

GAN - Grant Anticipation Note.

GO - General Obligation Bond.

PILOT – Payments in Lieu of Taxes.

PUT - Put Option Obligation.

RAN - Revenue Anticipation Note.

TAN - Tax Anticipation Note.

TOB - Tender Option Bond.

TRAN - Tax Revenue Anticipation Note.

VRDO - Variable Rate Demand Obligation.

VRDP - Variable Rate Demand Preferred.

(ETM) - Escrowed to Maturity.

(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Investors Assurance).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

California Long-Term Tax-Exempt Fund

(4) AGM (Assured Guaranty Municipal Corporation).

(5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).

(12) AGC (Assured Guaranty Corporation).

(13) BHAC (Berkshire Hathaway Assurance Corporation).

(14) NPFG (National Public Finance Guarantee Corporation).

(15) BAM (Build America Mutual Assurance Company).

(16) MAC (Municipal Assurance Corporation).

(17) RAA (Radian Asset Assurance Inc.).

(18) SBLF (Michigan School Bond Loan Fund).

(19) TPSF (Texas Permanent School Fund).

The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts

				($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2019	1,746	370,493	(245)

Short Futures Contracts
5-Year U.S. Treasury Note	June 2019	(429)	(49,147)	83
10-Year U.S. Treasury Note	June 2019	(267)	(32,574)	134
Ultra Long U.S. Treasury Bond	June 2019	(55)	(8,778)	105
				322
				77

California Long-Term Tax-Exempt Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments as of February 28, 2019, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Tax-Exempt Municipal Bonds	—	4,133,418	—
Futures Contracts—Assets[1]	141	—	—
Futures Contracts—Liabilities[1]	(164)	—	—
Total	(23)	4,133,418	—
1 Represents variation margin on the last day of the reporting period.

Vanguard California Intermediate-Term Tax-Exempt Fund

Schedule of Investments (unaudited)

As of February 28, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (99.1%)
California (98.9%)
ABAG Finance Authority for Nonprofit Corps. California Revenue (Episcopal Senior Communities)	5.000%	7/1/23	700	769
ABAG Finance Authority for Nonprofit Corps. California Revenue (Episcopal Senior Communities)	5.000%	7/1/24	1,195	1,306
ABAG Finance Authority for Nonprofit Corps. California Revenue (Episcopal Senior Communities)	6.000%	7/1/31	2,750	2,969
ABAG Finance Authority for Nonprofit Corps. California Revenue (Episcopal Senior Communities)	5.000%	7/1/32	3,120	3,318
ABAG Finance Authority for Nonprofit Corps. California Revenue (Eskaton Properties Inc. Obligated Group)	5.000%	11/15/35	3,250	3,457
ABAG Finance Authority for Nonprofit Corps. California Revenue (Jackson Laboratory)	5.000%	7/1/20	850	889
ABAG Finance Authority for Nonprofit Corps. California Revenue (Jackson Laboratory)	5.000%	7/1/22	555	613
ABAG Finance Authority for Nonprofit Corps. California Revenue (Jackson Laboratory)	5.000%	7/1/23	1,000	1,100
ABAG Finance Authority for Nonprofit Corps. California Revenue (Jackson Laboratory)	5.000%	7/1/24	1,265	1,386
ABAG Finance Authority for Nonprofit Corps. California Revenue (Odd Fellows Home)	5.000%	4/1/32	7,250	8,038
ABAG Finance Authority for Nonprofit Corps. California Revenue (Sharp Healthcare)	5.000%	8/1/21	1,000	1,084
ABAG Finance Authority for Nonprofit Corps. California Revenue (Sharp Healthcare)	5.250%	8/1/23	1,000	1,088
ABAG Finance Authority for Nonprofit Corps. California Revenue (Sharp Healthcare)	5.000%	8/1/24	960	1,049
ABAG Finance Authority for Nonprofit Corps. California Revenue (Sharp Healthcare)	5.000%	8/1/25	950	1,036
ABAG Finance Authority for Nonprofit Corps. California Revenue (Sharp Healthcare)	5.000%	8/1/26	2,490	2,712
ABAG Finance Authority for Nonprofit Corps. California Revenue (Sharp Healthcare)	5.000%	8/1/28	900	978
ABAG Finance Authority for Nonprofit Corps. California Revenue (Sharp Healthcare)	6.000%	8/1/30	18,140	19,992
ABAG Finance Authority for Nonprofit Corps. California Revenue (Sharp Healthcare)	5.000%	8/1/31	1,000	1,121
ABAG Finance Authority for Nonprofit Corps. California Revenue (Sharp Healthcare)	5.000%	8/1/32	1,000	1,117
ABAG Finance Authority for Nonprofit Corps. California Revenue (Sharp Healthcare)	5.000%	8/1/34	1,780	1,979
ABAG Finance Authority for Nonprofit Corps. California Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/21	275	297

ABAG Finance Authority for Nonprofit Corps. California Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/22		350	389
ABAG Finance Authority for Nonprofit Corps. California Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/23		370	420
ABAG Finance Authority for Nonprofit Corps. California Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/24		395	458
ABAG Finance Authority for Nonprofit Corps. California Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/25		505	580
ABAG Finance Authority for Nonprofit Corps. California Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/26		675	778
ABAG Finance Authority for Nonprofit Corps. California Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/28		1,150	1,312
ABAG Finance Authority for Nonprofit Corps. California Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/29		985	1,119
ABAG Finance Authority for Nonprofit Corps. California Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/30		1,405	1,591
ABAG Finance Authority for Nonprofit Corps. California Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/31		495	559
ABAG Finance Authority for Nonprofit Corps. California Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/32		520	589
Alameda CA Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/27	(15)	750	866
Alameda CA Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/28	(15)	1,000	1,151
Alameda CA Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/30	(15)	1,680	1,919
Alameda CA Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/31	(15)	1,640	1,866
Alameda CA Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/32	(15)	3,000	3,403
Alameda CA Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/33	(15)	2,375	2,690
Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/19	(2)(ETM)	13,240	13,125
Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/19	(2)	1,050	1,035
Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/20	(2)(ETM)	13,780	13,436
Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/20	(2)	285	273

Alameda CA Corridor Transportation Authority Revenue	4.000%	10/1/21		1,485	1,552
Alameda CA Corridor Transportation Authority Revenue	4.000%	3/1/22		5,550	5,966
Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/22		6,185	6,767
Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/22		2,220	2,482
Alameda CA Corridor Transportation Authority Revenue	4.000%	10/1/23		3,145	3,372
Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/23		2,160	2,479
Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/24		1,460	1,654
Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/25		2,620	3,011
Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/29	(2)	30,290	20,939
Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/30	(2)	9,110	5,999
Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/34		15,065	16,777
Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/35		20,325	22,553
Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/36		13,495	14,916
Alameda County CA Joint Powers Authority Lease Revenue	5.000%	12/1/32		7,000	7,909
Alameda County CA Joint Powers Authority Lease Revenue	5.000%	12/1/33		8,415	9,484
Alameda County CA Joint Powers Authority Lease Revenue	5.000%	12/1/34		4,640	5,223
Alameda County CA Unified School District GO	5.000%	8/1/34		2,890	3,335
Alum Rock CA Union Elementary School District GO	5.000%	8/1/22	(15)	500	558
Alum Rock CA Union Elementary School District GO	5.000%	8/1/23	(15)	800	917
Alum Rock CA Union Elementary School District GO	5.000%	8/1/24	(15)	1,000	1,174
Alum Rock CA Union Elementary School District GO	5.000%	8/1/25	(15)	1,275	1,529
Alum Rock CA Union Elementary School District GO	5.000%	8/1/26	(15)	1,180	1,409
Alum Rock CA Union Elementary School District GO	5.000%	8/1/32	(15)	2,745	3,214
Alvord CA Unified School District GO	5.900%	2/1/21	(14)	2,230	2,404
Alvord CA Unified School District GO	5.000%	8/1/23	(4)	530	606
Alvord CA Unified School District GO	5.900%	2/1/24	(4)	3,865	4,332
Alvord CA Unified School District GO	5.000%	8/1/24	(4)	650	762
Alvord CA Unified School District GO	5.000%	8/1/27	(4)	1,300	1,602
Alvord CA Unified School District GO	5.000%	8/1/28	(4)	1,375	1,717
Alvord CA Unified School District GO	5.000%	8/1/29	(4)	1,525	1,890
Alvord CA Unified School District GO	5.000%	8/1/30	(4)	1,950	2,394
Alvord CA Unified School District GO	5.000%	8/1/31	(4)	1,750	2,126
Alvord CA Unified School District GO	5.000%	8/1/32	(4)	1,300	1,568
Anaheim CA City School District GO	0.000%	8/1/27	(14)	11,075	8,806

Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/21		1,000	1,090
Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/21		3,815	4,158
Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/21	(Prere.)	830	903
Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/22		2,370	2,660
Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/23		3,000	3,411
Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/24		1,175	1,387
Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/24		4,000	4,532
Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/25		5,280	5,968
Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/26		3,165	3,873
Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/26		5,290	5,964
Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/27		2,035	2,525
Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/28		1,250	1,574
Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/28		4,035	4,525
Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/31		11,000	12,250
Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/31		2,500	2,712
Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/32		6,000	6,677
Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/32		1,495	1,620
Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/33		2,590	2,803
Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/34		5,380	5,960

	Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/34		4,350	4,701
	Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/36		1,125	1,213
	Anaheim CA Housing & Public Improvements Authority Revenue (Water System Project)	5.000%	10/1/31		300	326
	Anaheim CA Housing & Public Improvements Authority Revenue (Water System Project)	5.000%	10/1/32		300	325
	Anaheim CA Housing & Public Improvements Authority Revenue (Water System Project)	5.000%	10/1/33		765	828
	Anaheim CA Housing & Public Improvements Authority Revenue (Water System Project)	5.000%	10/1/34		1,000	1,081
	Anaheim CA Housing & Public Improvements Authority Revenue (Water System Project)	5.000%	10/1/35		505	545
	Anaheim CA Housing & Public Improvements Authority Revenue (Water System Project)	5.000%	10/1/36		500	539
	Anaheim CA Public Financing Authority Revenue (Electric System)	5.250%	4/1/21	(Prere.)	5,585	6,026
	Anaheim CA Public Financing Authority Revenue (Electric System)	4.000%	10/1/31		12,000	12,771
1	Anaheim CA Public Financing Authority TOB VRDO	1.840%	3/7/19		3,000	3,000
	Arcadia CA Unified School District GO	4.000%	8/1/28		2,125	2,403
	Arcadia CA Unified School District GO	4.000%	8/1/29		2,675	2,996
	Azusa CA Unified School District GO	5.000%	8/1/29		500	552
	Azusa CA Unified School District GO	5.000%	8/1/30		500	551
	Azusa CA Unified School District GO	4.000%	8/1/31	(4)	3,995	4,364
	Azusa CA Unified School District GO	5.000%	8/1/31		515	567
	Azusa CA Unified School District GO	5.000%	8/1/32		600	660
	Azusa CA Unified School District GO	5.000%	8/1/33		950	1,043
	Azusa CA Unified School District GO	5.000%	8/1/34		1,055	1,157
	Azusa CA Unified School District GO	5.000%	8/1/35		1,165	1,277
	Azusa CA Unified School District GO	5.000%	8/1/36		1,000	1,095
	Azusa CA Unified School District GO	5.000%	8/1/37		650	711
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/19	(Prere.)	75	75
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/23	(Prere.)	5,000	5,696
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/23	(Prere.)	7,850	8,942
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/23	(Prere.)	7,645	8,709
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/25		6,300	6,963
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/28		5,030	5,536
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/29		15,565	17,471
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/29		7,100	7,802
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/30		13,325	14,804
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/30		16,700	18,310

	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/31		2,275	2,499
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/31		4,000	4,187
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/34		25,550	27,247
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/35		22,770	24,124
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/37		33,800	35,388
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/38		9,095	9,457
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.375%	4/1/20		11,000	10,956
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.875%	4/1/20		25,000	25,018
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.000%	4/1/21		39,590	39,732
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.250%	4/1/22		10,250	10,361
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.000%	4/1/24		33,140	33,275
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.125%	4/1/25		48,500	48,741
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.850%	4/1/25		11,250	11,734
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.625%	4/1/26		20,000	20,627
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.950%	4/1/26		1,075	1,130
2	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT, SIFMA Municipal Swap Index Yield + 0.700%	2.440%	4/1/21		20,500	20,560
2	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT, SIFMA Municipal Swap Index Yield + 0.900%	2.640%	5/1/23		4,350	4,396
2	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT, SIFMA Municipal Swap Index Yield + 0.900%	2.640%	5/1/23		19,000	19,200
2	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT, SIFMA Municipal Swap Index Yield + 1.100%	2.840%	4/1/24		6,100	6,236
	Beaumont CA Public Improvement Wastewater Revenue	5.000%	9/1/24	(4)	300	354
	Beaumont CA Public Improvement Wastewater Revenue	5.000%	9/1/26	(4)	685	840
	Beaumont CA Public Improvement Wastewater Revenue	5.000%	9/1/28	(4)	1,000	1,210
	Beaumont CA Public Improvement Wastewater Revenue	5.000%	9/1/29	(4)	800	963
	Beaumont CA Public Improvement Wastewater Revenue	3.000%	9/1/31	(4)	1,100	1,115
	Beaumont CA Public Improvement Wastewater Revenue	5.000%	9/1/32	(4)	1,460	1,736
	Beaumont CA Public Improvement Wastewater Revenue	3.250%	9/1/34	(4)	1,000	1,000

	Beaumont CA Public Improvement Wastewater Revenue	5.000%	9/1/35	(4)	835	984
	Beaumont CA Public Improvement Wastewater Revenue	3.375%	9/1/36	(4)	1,600	1,603
	Beaumont CA Public Improvement Wastewater Revenue	5.000%	9/1/37	(4)	1,350	1,580
	Beaumont CA Public Improvement Wastewater Revenue	5.000%	9/1/38	(4)	1,350	1,575
	Brea CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project AB)	5.000%	8/1/21		5,500	5,959
	Brea CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project AB)	5.000%	8/1/24		5,110	5,852
	Brea CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project AB)	0.000%	8/1/29	(2)	3,065	2,250
	Brentwood CA Infrastructure Financing Authority Revenue	5.000%	9/2/24	(4)	1,000	1,176
	Brentwood CA Infrastructure Financing Authority Revenue	5.000%	9/2/25	(4)	1,445	1,690
	Brentwood CA Infrastructure Financing Authority Revenue	5.000%	9/2/26	(4)	2,000	2,328
	Brentwood CA Infrastructure Financing Authority Revenue	5.000%	9/2/27	(4)	2,375	2,759
	Brentwood CA Infrastructure Financing Authority Revenue	5.000%	9/2/29	(4)	1,240	1,430
	Brentwood CA Infrastructure Financing Authority Revenue	5.000%	9/2/30	(4)	750	860
	Brentwood CA Infrastructure Financing Authority Water Revenue	5.000%	7/1/23		400	460
	Brentwood CA Infrastructure Financing Authority Water Revenue	5.000%	7/1/24		510	601
	Brentwood CA Infrastructure Financing Authority Water Revenue	5.000%	7/1/25		510	598
	Brentwood CA Infrastructure Financing Authority Water Revenue	4.000%	7/1/30		1,700	1,816
	Brentwood CA Infrastructure Financing Authority Water Revenue	4.000%	7/1/31		1,980	2,097
	Brentwood CA Infrastructure Financing Authority Water Revenue	4.000%	7/1/32		2,085	2,191
	Brentwood CA Infrastructure Financing Authority Water Revenue	4.000%	7/1/33		2,165	2,269
	Brentwood CA Infrastructure Financing Authority Water Revenue	4.000%	7/1/34		2,210	2,309
	Burbank CA Redevelopment Agency Tax Allocation Revenue	5.000%	12/1/20	(15)	1,610	1,711
	Burbank CA Redevelopment Agency Tax Allocation Revenue	5.000%	12/1/21	(15)	1,350	1,479
	Burbank CA Unified School District GO	0.000%	8/1/20	(14)	3,835	3,741
3	Burbank CA Unified School District GO, 4.500% coupon rate effective 8/1/2023	0.000%	8/1/32		3,680	3,336
1	CA Statewide Communities Development Authority (John Muir Health) TOB VRDO	1.840%	3/7/19		4,875	4,875
	California Community College Financing Authority Revenue (NCCD-Orange Coast Properties LLC)	5.000%	5/1/21		265	280

California Community College Financing Authority Revenue (NCCD-Orange Coast Properties LLC)	5.000%	5/1/22		1,000	1,078
California Community College Financing Authority Revenue (NCCD-Orange Coast Properties LLC)	5.000%	5/1/24		535	596
California Community College Financing Authority Revenue (NCCD-Orange Coast Properties LLC)	5.000%	5/1/25		150	169
California Community College Financing Authority Revenue (NCCD-Orange Coast Properties LLC)	5.000%	5/1/28		1,635	1,890
California Community College Financing Authority Revenue (NCCD-Orange Coast Properties LLC)	5.000%	5/1/30		940	1,069
California Community College Financing Authority Revenue (NCCD-Orange Coast Properties LLC)	5.000%	5/1/32		875	981
California Community College Financing Authority Revenue (NCCD-Orange Coast Properties LLC)	5.000%	5/1/33		960	1,071
California Community College Financing Authority Revenue (NCCD-Orange Coast Properties LLC)	5.000%	5/1/34		800	889
California Community College Financing Authority Revenue (NCCD-Orange Coast Properties LLC)	5.000%	5/1/36		1,600	1,762
California Community College Financing Authority Revenue (NCCD-Orange Coast Properties LLC)	5.000%	5/1/38		1,500	1,636
California County CA Tobacco Securitization Agency Revenue	5.000%	6/1/21		1,300	1,368
California County CA Tobacco Securitization Agency Revenue	5.250%	6/1/21		7,595	7,700
California County CA Tobacco Securitization Agency Revenue	5.000%	6/1/22		1,000	1,071
California County CA Tobacco Securitization Agency Revenue	5.000%	6/1/23		2,400	2,608
California County CA Tobacco Securitization Agency Revenue	5.000%	6/1/24		3,840	4,218
California Department of Veterans Affairs Home Purchase Revenue	3.500%	12/1/45		4,305	4,447
California Department of Water Resources Power Supply Revenue	5.000%	5/1/19		1,215	1,222
California Department of Water Resources Power Supply Revenue	5.000%	5/1/20	(Prere.)	3,100	3,226
California Department of Water Resources Power Supply Revenue	5.000%	5/1/21		15,305	16,460
California Department of Water Resources Power Supply Revenue	5.000%	5/1/21		1,755	1,826
California Department of Water Resources Power Supply Revenue	5.000%	5/1/21		6,510	7,001
California Department of Water Resources Power Supply Revenue	5.000%	5/1/22		20,040	22,231
California Department of Water Resources Power Supply Revenue	5.000%	5/1/22		4,145	4,311

California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/19	(ETM)	10	10
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/19		2,065	2,120
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/19	(Prere.)	7,960	8,171
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/19	(Prere.)	840	862
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/20	(ETM)	30	32
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/20		1,220	1,295
California Department of Water Resources Water System Revenue (Central Valley Project)	5.250%	12/1/20	(Prere.)	25	27
California Department of Water Resources Water System Revenue (Central Valley Project)	5.250%	12/1/20	(Prere.)	30	32
California Department of Water Resources Water System Revenue (Central Valley Project)	5.250%	12/1/20	(Prere.)	30	32
California Department of Water Resources Water System Revenue (Central Valley Project)	5.250%	12/1/20	(Prere.)	970	1,034
California Department of Water Resources Water System Revenue (Central Valley Project)	5.250%	12/1/20	(Prere.)	1,120	1,194
California Department of Water Resources Water System Revenue (Central Valley Project)	5.250%	12/1/20	(Prere.)	1,155	1,231
California Department of Water Resources Water System Revenue (Central Valley Project)	5.250%	12/1/20	(Prere.)	1,850	1,972
California Department of Water Resources Water System Revenue (Central Valley Project)	5.250%	12/1/20	(Prere.)	2,905	3,095
California Department of Water Resources Water System Revenue (Central Valley Project)	5.250%	12/1/20	(Prere.)	3,355	3,574
California Department of Water Resources Water System Revenue (Central Valley Project)	5.250%	12/1/20	(Prere.)	3,455	3,681
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/21	(Prere.)	3,500	3,824
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/21		3,440	3,769
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/21		4,600	5,040

California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/21	(Prere.)	3,910	4,288
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/21	(Prere.)	2,720	2,983
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/21		2,410	2,640
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/21	(Prere.)	3,320	3,627
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/21	(ETM)	1,045	1,143
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/22		3,000	3,389
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/22		4,895	5,530
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/22	(ETM)	1,105	1,244
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/22	(Prere.)	505	569
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/23		1,450	1,685
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/23	(ETM)	55	64
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/24	(Prere.)	10	12
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/24	(ETM)	30	36
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/24	(Prere.)	5	6
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/24		2,365	2,818
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/25		3,025	3,688
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/26		3,010	3,736
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/26		2,045	2,421
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/27		2,985	3,760

	California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/27		4,065	4,791
	California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/28		30	33
	California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/28		625	779
	California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/29		30	33
	California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/29		7,750	8,671
	California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/29		1,045	1,291
	California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/30		2,800	3,421
	California Department of Water Resources Water System Revenue (Central Valley Project)	4.000%	12/1/33		6,900	7,531
	California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/34		560	667
	California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/35		1,110	1,318
4	California Economic Recovery GO	5.000%	7/1/19	(Prere.)	43,745	44,260
	California Economic Recovery GO	5.250%	7/1/19	(Prere.)	28,845	29,208
	California Economic Recovery GO	5.250%	7/1/19	(Prere.)	16,540	16,748
	California Educational Facilities Authority Revenue (Art Center College of Design)	5.000%	12/1/22		400	445
	California Educational Facilities Authority Revenue (Art Center College of Design)	5.000%	12/1/24		450	521
	California Educational Facilities Authority Revenue (Art Center College of Design)	5.000%	12/1/26		505	601
	California Educational Facilities Authority Revenue (Art Center College of Design)	5.000%	12/1/27		380	457
	California Educational Facilities Authority Revenue (Art Center College of Design)	5.000%	12/1/28		375	455
	California Educational Facilities Authority Revenue (Art Center College of Design)	5.000%	12/1/29		365	439
	California Educational Facilities Authority Revenue (Art Center College of Design)	5.000%	12/1/30		530	631
	California Educational Facilities Authority Revenue (Art Center College of Design)	5.000%	12/1/31		1,330	1,570
	California Educational Facilities Authority Revenue (Art Center College of Design)	5.000%	12/1/32		1,420	1,663
	California Educational Facilities Authority Revenue (Art Center College of Design)	5.000%	12/1/34		1,210	1,403
	California Educational Facilities Authority Revenue (Art Center College of Design)	5.000%	12/1/35		1,335	1,540
	California Educational Facilities Authority Revenue (Art Center College of Design)	5.000%	12/1/37		1,265	1,443

California Educational Facilities Authority Revenue (Claremont McKenna College)	4.000%	1/1/20		1,040	1,063
California Educational Facilities Authority Revenue (Claremont McKenna College)	4.000%	1/1/21		800	838
California Educational Facilities Authority Revenue (Claremont McKenna College)	4.000%	1/1/22		1,215	1,300
California Educational Facilities Authority Revenue (Claremont McKenna College)	4.000%	1/1/23		1,800	1,969
California Educational Facilities Authority Revenue (Claremont McKenna College)	4.000%	1/1/24		1,900	2,118
California Educational Facilities Authority Revenue (Claremont McKenna College)	4.000%	1/1/25		1,035	1,173
California Educational Facilities Authority Revenue (Claremont McKenna College)	5.000%	1/1/26		1,020	1,240
California Educational Facilities Authority Revenue (Claremont McKenna College)	5.000%	1/1/30		1,765	2,091
California Educational Facilities Authority Revenue (Claremont McKenna College)	5.000%	1/1/31		1,895	2,231
California Educational Facilities Authority Revenue (Claremont McKenna College)	5.000%	1/1/32		2,000	2,342
California Educational Facilities Authority Revenue (Claremont McKenna College)	4.000%	1/1/33		3,590	3,826
California Educational Facilities Authority Revenue (Claremont McKenna College)	4.000%	1/1/34		3,350	3,557
California Educational Facilities Authority Revenue (College of Arts)	5.000%	6/1/20		790	820
California Educational Facilities Authority Revenue (College of Arts)	5.000%	6/1/23		1,195	1,300
California Educational Facilities Authority Revenue (College of Arts)	5.000%	6/1/24		380	412
California Educational Facilities Authority Revenue (College of Arts)	5.250%	6/1/30		1,150	1,247
California Educational Facilities Authority Revenue (Loyola Marymount University)	0.000%	10/1/36	(14)	4,585	2,403
California Educational Facilities Authority Revenue (Mount St. Mary’s University)	5.000%	10/1/24		180	211
California Educational Facilities Authority Revenue (Mount St. Mary’s University)	5.000%	10/1/25		110	132
California Educational Facilities Authority Revenue (Mount St. Mary’s University)	5.000%	10/1/26		110	133
California Educational Facilities Authority Revenue (Mount St. Mary’s University)	5.000%	10/1/28		300	371
California Educational Facilities Authority Revenue (Mount St. Mary’s University)	5.000%	10/1/31		850	1,015
California Educational Facilities Authority Revenue (Mount St. Mary’s University)	5.000%	10/1/32		445	527
California Educational Facilities Authority Revenue (Mount St. Mary’s University)	5.000%	10/1/37		885	1,017
California Educational Facilities Authority Revenue (Mount St. Mary’s University)	5.000%	10/1/38		620	707
California Educational Facilities Authority Revenue (Occidental College)	4.000%	10/1/19		200	203
California Educational Facilities Authority Revenue (Occidental College)	5.000%	10/1/20		290	306
California Educational Facilities Authority Revenue (Occidental College)	5.000%	10/1/21		145	158

	California Educational Facilities Authority Revenue (Occidental College)	5.000%	10/1/22		125	140
	California Educational Facilities Authority Revenue (Occidental College)	5.000%	10/1/23		130	150
	California Educational Facilities Authority Revenue (Occidental College)	5.000%	10/1/24		340	402
	California Educational Facilities Authority Revenue (Occidental College)	5.000%	10/1/26		260	313
	California Educational Facilities Authority Revenue (Occidental College)	5.000%	10/1/27		250	299
	California Educational Facilities Authority Revenue (Santa Clara University)	5.000%	4/1/28		300	368
	California Educational Facilities Authority Revenue (Santa Clara University)	5.000%	4/1/29		390	475
	California Educational Facilities Authority Revenue (Santa Clara University)	5.000%	4/1/30		485	586
	California Educational Facilities Authority Revenue (Santa Clara University)	5.000%	4/1/31		1,030	1,199
	California Educational Facilities Authority Revenue (Santa Clara University)	5.000%	4/1/31		555	664
	California Educational Facilities Authority Revenue (Santa Clara University)	5.000%	4/1/32		1,000	1,160
	California Educational Facilities Authority Revenue (Santa Clara University)	5.000%	4/1/33		1,545	1,787
	California Educational Facilities Authority Revenue (Santa Clara University)	5.000%	4/1/33		775	918
	California Educational Facilities Authority Revenue (Santa Clara University)	5.000%	4/1/34		2,625	3,026
	California Educational Facilities Authority Revenue (Santa Clara University)	5.000%	4/1/34		905	1,068
	California Educational Facilities Authority Revenue (Santa Clara University)	5.000%	4/1/35		3,180	3,654
	California Educational Facilities Authority Revenue (Santa Clara University)	5.000%	4/1/35		430	504
	California Educational Facilities Authority Revenue (Santa Clara University)	5.000%	4/1/36		1,120	1,307
	California Educational Facilities Authority Revenue (Santa Clara University)	5.000%	4/1/37		530	615
	California Educational Facilities Authority Revenue (University of Southern California)	5.000%	10/1/25		5,125	6,229
	California Educational Facilities Authority Revenue (University of the Pacific)	5.000%	11/1/20		1,770	1,872
	California Educational Facilities Authority Revenue (University of the Pacific)	5.000%	11/1/21		2,100	2,293
	California Educational Facilities Authority Revenue (University of the Pacific)	5.000%	11/1/22		2,130	2,396
	California Educational Facilities Authority Revenue (University of the Pacific)	5.000%	11/1/23		1,870	2,155
	California Educational Facilities Authority Revenue (University of the Pacific)	5.000%	11/1/24		2,500	2,947
	California Educational Facilities Authority Revenue (University of the Pacific)	5.000%	11/1/25		2,365	2,838
	California Educational Facilities Authority Revenue (University of the Pacific)	5.000%	11/1/31		1,005	1,164
	California GO	6.500%	4/1/19	(Prere.)	12,300	12,347
	California GO	4.000%	9/1/19		2,100	2,126
4	California GO	5.000%	10/1/19		21,000	21,423

California GO	5.000%	2/1/20	2,950	3,042
California GO	5.000%	9/1/20	3,690	3,878
California GO	5.000%	9/1/20	4,445	4,671
California GO	5.000%	10/1/20	5,555	5,853
California GO	5.250%	10/1/20	4,500	4,599
California GO	5.000%	2/1/21	2,000	2,129
California GO	5.000%	3/1/21	2,250	2,327
California GO	5.000%	4/1/21	2,240	2,396
California GO	5.500%	4/1/21	2,055	2,061
California GO	5.000%	9/1/21	9,800	10,616
California GO	5.000%	9/1/21	13,715	14,857
California GO	5.000%	9/1/21	1,310	1,419
California GO	5.000%	10/1/21	64,130	69,644
California GO	5.000%	10/1/21	2,575	2,796
California GO	5.000%	11/1/21	2,820	3,070
California GO	5.000%	2/1/22	8,155	8,929
California GO	5.000%	2/1/22	1,210	1,325
California GO	5.000%	4/1/22	4,550	5,006
California GO	5.000%	9/1/22	12,710	14,148
California GO	5.000%	9/1/22	9,525	10,603
California GO	5.250%	9/1/22	17,450	19,572
California GO	5.000%	10/1/22	50,120	55,918
California GO	5.000%	10/1/22	15,000	16,735
California GO	5.000%	11/1/22	31,890	35,660
California GO	5.000%	2/1/23	15,925	17,442
California GO	5.000%	2/1/23	15,020	16,892
California GO	5.000%	8/1/23	11,055	12,590
California GO	5.000%	8/1/23	3,350	3,815
California GO	5.000%	9/1/23	10,160	11,594
California GO	5.000%	9/1/23	7,110	7,922
California GO	5.250%	9/1/23	2,550	2,776
California GO	5.000%	10/1/23	15,725	17,980
California GO	5.000%	10/1/23	3,225	3,687
California GO	5.000%	10/1/23	875	1,000
California GO	5.000%	10/1/23	12,580	14,384
California GO	5.000%	11/1/23	2,280	2,612
California GO	5.000%	11/1/23	20,000	22,913
California GO	5.000%	2/1/24	11,215	12,618
California GO	5.000%	3/1/24	3,000	3,100
California GO	5.000%	8/1/24	1,495	1,741
California GO	5.000%	8/1/24	1,025	1,194
California GO	5.000%	9/1/24	10,000	11,131
California GO	5.000%	9/1/24	1,105	1,289
California GO	5.000%	10/1/24	8,725	10,199
California GO	5.000%	11/1/24	1,900	2,225
California GO	5.000%	11/1/24	5,000	5,278
California GO	5.000%	12/1/24	30,875	35,472
California GO	5.000%	2/1/25	12,950	14,161
California GO	4.000%	3/1/25	1,485	1,666
California GO	5.000%	8/1/25	10,185	12,107
California GO	5.000%	8/1/25	1,520	1,807
California GO	5.000%	8/1/25	12,430	14,776
California GO	5.000%	9/1/25	2,190	2,498
California GO	5.000%	9/1/25	4,865	5,793
California GO	5.000%	9/1/25	2,185	2,430
California GO	5.000%	10/1/25	13,865	15,643
California GO	5.000%	10/1/25	13,955	16,644

	California GO	5.000%	11/1/25	12,000	14,335
	California GO	5.000%	11/1/25	14,205	16,601
	California GO	5.000%	11/1/25	1,520	1,604
	California GO	5.000%	3/1/26	5,000	5,164
	California GO	5.000%	8/1/26	20,915	25,287
	California GO	5.000%	8/1/26	20,480	24,761
	California GO	5.000%	8/1/26	20,000	24,181
	California GO	5.000%	9/1/26	5,455	6,603
	California GO	5.000%	10/1/26	10,045	12,101
	California GO	4.000%	11/1/26	2,440	2,788
	California GO	5.000%	11/1/26	9,160	11,113
	California GO	5.000%	11/1/26	7,500	7,904
	California GO	5.750%	4/1/27	31,455	31,553
	California GO	3.500%	8/1/27	26,345	28,885
	California GO	5.000%	8/1/27	20,385	24,552
	California GO	5.000%	10/1/27	8,175	9,768
	California GO	5.000%	10/1/27	13,915	15,641
	California GO	5.250%	10/1/27	5,000	5,445
	California GO	5.000%	11/1/27	5,100	6,272
	California GO	5.750%	4/1/28	30,000	30,093
	California GO	5.000%	8/1/28	1,850	2,210
	California GO	5.000%	8/1/28	20,240	24,662
	California GO	5.000%	8/1/28	6,510	7,661
	California GO	4.000%	9/1/28	7,000	7,858
	California GO	5.000%	9/1/28	17,535	20,970
	California GO	5.250%	9/1/28	6,000	6,515
	California GO	5.000%	11/1/28	12,325	15,061
	California GO	5.250%	2/1/29	2,790	3,058
	California GO	5.000%	8/1/29	7,265	8,619
	California GO	5.000%	8/1/29	44,340	52,605
	California GO	5.000%	9/1/29	6,000	6,454
	California GO	5.000%	9/1/29	9,425	11,194
	California GO	5.000%	9/1/29	1,395	1,657
	California GO	5.000%	10/1/29	15,000	16,779
	California GO	5.000%	10/1/29	18,695	22,011
	California GO	5.000%	10/1/29	10,805	13,276
	California GO	5.000%	11/1/29	20,820	25,208
	California GO	5.000%	11/1/29	5,000	5,668
	California GO	4.500%	12/1/29	2,525	2,828
	California GO	5.250%	3/1/30	20,000	20,643
	California GO	5.000%	5/1/30	13,870	15,803
	California GO	5.000%	8/1/30	27,055	32,391
	California GO	5.000%	8/1/30	19,910	23,469
	California GO	5.000%	8/1/30	6,530	7,697
	California GO	5.000%	9/1/30	10,000	10,751
	California GO	5.000%	9/1/30	9,180	10,699
	California GO	5.250%	9/1/30	5,000	5,694
	California GO	5.000%	10/1/30	5,800	6,654
	California GO	4.000%	11/1/30	14,470	16,091
	California GO	5.000%	11/1/30	8,740	10,492
	California GO	5.000%	12/1/30	3,760	4,263
4	California GO	5.750%	4/1/31	37,030	37,143
	California GO	5.000%	5/1/31	13,010	14,782
	California GO	5.000%	8/1/31	10,015	11,469
	California GO	5.000%	8/1/31	22,275	26,119
	California GO	5.250%	8/1/31	5,755	6,775
	California GO	5.000%	9/1/31	3,050	3,581

	California GO	5.000%	9/1/31		7,000	7,522
	California GO	5.000%	10/1/31		5,500	6,297
	California GO	4.000%	11/1/31		15,000	16,537
	California GO	5.000%	11/1/31		1,670	1,994
	California GO	5.000%	12/1/31		6,500	7,423
	California GO	5.000%	12/1/31		6,000	6,785
	California GO	5.000%	2/1/32		2,540	2,750
	California GO	5.000%	8/1/32		5,000	5,754
	California GO	5.000%	8/1/32		25,085	29,680
	California GO	5.250%	8/1/32		2,025	2,372
	California GO	5.250%	8/1/32	(4)	750	948
	California GO	5.000%	9/1/32		15,070	17,619
	California GO	5.000%	10/1/32		23,535	26,854
	California GO	4.000%	11/1/32		12,110	13,280
	California GO	5.000%	2/1/33		1,760	1,948
	California GO	5.000%	2/1/33		1,750	1,892
	California GO	5.000%	3/1/33		3,395	3,867
	California GO	6.000%	3/1/33		12,000	12,517
	California GO	6.500%	4/1/33		10,415	10,453
	California GO	4.000%	8/1/33		15,025	16,208
	California GO	5.000%	8/1/33		1,170	1,361
	California GO	5.000%	8/1/33		1,500	1,702
	California GO	5.000%	9/1/33		3,830	4,295
	California GO	5.000%	9/1/33		25,075	29,204
	California GO	4.000%	11/1/33		12,500	13,616
	California GO	5.000%	12/1/33		3,120	3,548
	California GO	4.000%	8/1/34		18,000	19,320
	California GO	5.000%	8/1/34		5,125	6,013
	California GO	4.000%	9/1/34		26,055	27,977
	California GO	4.000%	9/1/34		4,725	5,073
	California GO	5.000%	9/1/34		10,655	12,364
	California GO	5.000%	10/1/34		9,200	10,441
	California GO	5.000%	8/1/35		10,000	11,413
	California GO	5.000%	8/1/35		9,015	10,412
	California GO	4.000%	9/1/35		3,390	3,627
	California GO	5.000%	9/1/35		9,885	11,429
	California GO	5.000%	10/1/35		17,500	20,089
	California GO	5.000%	11/1/35		3,810	4,465
	California GO	5.000%	11/1/35		1,000	1,172
	California GO	5.000%	9/1/36		10,705	12,329
	California GO	4.000%	11/1/36		7,000	7,499
	California GO	5.000%	11/1/36		4,180	4,877
	California GO	5.000%	11/1/37		10,000	11,622
	California GO	3.700%	12/1/37		3,370	3,472
	California GO PUT	3.000%	12/1/19		52,000	52,191
	California GO PUT	4.000%	12/1/21		21,905	22,882
1	California GO TOB VRDO	1.720%	3/7/19		2,825	2,825
	California GO VRDO	1.450%	3/1/19	LOC	14,405	14,405
	California GO VRDO	1.530%	3/1/19	LOC	10,000	10,000
	California Health Facilities Financing Authority Revenue (Adventist Health System/West)	5.000%	3/1/20		1,075	1,112
	California Health Facilities Financing Authority Revenue (Adventist Health System/West)	4.000%	3/1/22		1,200	1,280
	California Health Facilities Financing Authority Revenue (Adventist Health System/West)	4.000%	3/1/23		1,810	1,966
	California Health Facilities Financing Authority Revenue (Adventist Health System/West)	4.000%	3/1/24		3,325	3,666

California Health Facilities Financing Authority Revenue (Adventist Health System/West)	4.000%	3/1/25		3,025	3,376
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	5.000%	3/1/25		5,700	6,395
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	4.000%	3/1/26		2,190	2,470
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	5.000%	3/1/26		2,000	2,242
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	4.000%	3/1/27		4,105	4,527
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	4.000%	3/1/28		1,240	1,353
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	4.000%	3/1/28		5,000	5,287
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	4.000%	3/1/31		2,100	2,229
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	4.000%	3/1/32		2,375	2,499
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	4.000%	3/1/33		5,040	5,269
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	4.000%	3/1/33		24,545	25,444
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	4.000%	3/1/34		3,000	3,117
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	4.000%	3/1/35		3,200	3,316
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.000%	3/1/19		215	215
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.000%	7/1/19	(ETM)	1,000	1,011
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	6.000%	7/1/19	(Prere.)	4,260	4,323
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.000%	3/1/20		4,760	4,915
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.000%	3/1/21		3,830	4,073
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.250%	3/1/22		8,010	8,526
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.250%	3/1/23		1,605	1,709
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.500%	7/1/25		5,175	5,192
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.625%	7/1/25		19,820	20,057
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.250%	3/1/27		7,500	7,996
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/19		1,000	1,016
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/20		2,130	2,237
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/21		2,015	2,184
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/26		6,980	8,403
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/29		7,250	8,604

California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/31	1,760	2,059
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	4.000%	8/15/35	14,100	14,860
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	4.000%	8/15/36	12,500	13,113
California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	11/15/22	3,500	3,877
California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	11/15/23	1,420	1,563
California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	11/15/24	7,410	8,154
California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	11/15/27	4,000	4,382
California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	11/15/29	8,790	9,602
California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	8/15/32	365	419
California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	8/15/33	620	708
California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	4.000%	8/15/34	820	858
California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	8/15/35	3,650	4,127
California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	8/15/36	4,100	4,612
California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	8/15/37	1,335	1,492
California Health Facilities Financing Authority Revenue (Children’s Hospital of Orange County)	6.250%	11/1/29	5,000	5,153
California Health Facilities Financing Authority Revenue (Children’s Hospital of Orange County)	5.000%	11/1/31	2,000	2,169
California Health Facilities Financing Authority Revenue (Chinese Hospital Association)	5.000%	6/1/19	300	302
California Health Facilities Financing Authority Revenue (Chinese Hospital Association)	5.000%	6/1/21	450	484
California Health Facilities Financing Authority Revenue (Chinese Hospital Association)	5.000%	6/1/22	875	969
California Health Facilities Financing Authority Revenue (Chinese Hospital Association)	5.000%	6/1/23	760	844
California Health Facilities Financing Authority Revenue (Chinese Hospital Association)	5.000%	6/1/25	310	343
California Health Facilities Financing Authority Revenue (Chinese Hospital Association)	5.000%	6/1/26	805	886
California Health Facilities Financing Authority Revenue (City of Hope Medical Center)	5.000%	11/15/19	800	819
California Health Facilities Financing Authority Revenue (City of Hope Medical Center)	4.000%	11/15/20	750	780
California Health Facilities Financing Authority Revenue (City of Hope Medical Center)	5.000%	11/15/21	1,455	1,582
California Health Facilities Financing Authority Revenue (City of Hope Medical Center)	5.000%	11/15/23	1,520	1,695
California Health Facilities Financing Authority Revenue (City of Hope Medical Center)	5.000%	11/15/24	1,700	1,893

	California Health Facilities Financing Authority Revenue (City of Hope Medical Center)	5.000%	11/15/25	2,525	2,806
	California Health Facilities Financing Authority Revenue (City of Hope Medical Center)	5.000%	11/15/27	2,000	2,215
	California Health Facilities Financing Authority Revenue (City of Hope Medical Center)	5.000%	11/15/32	12,500	13,775
	California Health Facilities Financing Authority Revenue (City of Hope Medical Center)	5.000%	11/15/35	3,520	3,867
	California Health Facilities Financing Authority Revenue (El Camino Hospital)	4.000%	2/1/20	1,715	1,755
	California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/27	1,250	1,515
	California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/28	3,000	3,469
	California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/28	1,350	1,616
	California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/29	1,000	1,151
	California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/29	2,525	3,003
	California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/30	1,500	1,769
	California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/30	2,205	2,521
	California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/31	5,930	6,721
	California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/32	2,610	2,940
	California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/33	3,295	3,690
	California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/33	3,025	3,475
	California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/34	2,400	2,677
	California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/34	2,510	2,868
	California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/35	4,020	4,471
	California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/35	3,500	3,984
	California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/36	3,000	3,402
1	California Health Facilities Financing Authority Revenue (Kaiser Credit Group) TOB VRDO	1.740%	3/7/19	8,000	8,000
	California Health Facilities Financing Authority Revenue (Kaiser Permanente)	5.000%	11/1/27	33,270	41,544
	California Health Facilities Financing Authority Revenue (Kaiser Permanente)	4.000%	11/1/38	25,250	26,419
	California Health Facilities Financing Authority Revenue (Kaiser Permanente) PUT	5.000%	11/1/22	5,000	5,576
	California Health Facilities Financing Authority Revenue (Kaiser Permanente) PUT	5.000%	11/1/22	40,000	44,608
1	California Health Facilities Financing Authority Revenue (Kaiser Permanente) TOB VRDO	1.710%	3/7/19	10,200	10,200
1	California Health Facilities Financing Authority Revenue (Kaiser Permanente) TOB VRDO	1.760%	3/7/19	5,500	5,500

1	California Health Facilities Financing Authority Revenue (Kaiser Permanente) TOB VRDO	1.790%	3/7/19	LOC	7,435	7,435
	California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children’s Hospital at Stanford)	4.000%	8/15/19		500	505
	California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children’s Hospital at Stanford)	5.000%	8/15/21		505	546
	California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children’s Hospital at Stanford)	5.000%	8/15/21		950	1,029
	California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children’s Hospital at Stanford)	5.000%	8/15/22		560	625
	California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children’s Hospital at Stanford)	5.000%	8/15/22		365	407
	California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children’s Hospital at Stanford)	5.000%	8/15/23		340	389
	California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children’s Hospital at Stanford)	5.000%	8/15/30		1,680	1,975
	California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children’s Hospital at Stanford)	5.000%	8/15/31		1,300	1,517
	California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children’s Hospital at Stanford)	5.000%	8/15/32		1,780	2,065
	California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children’s Hospital at Stanford)	5.000%	8/15/33		1,610	1,856
	California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children’s Hospital at Stanford)	4.000%	8/15/34		1,500	1,556
	California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children’s Hospital at Stanford)	5.000%	11/15/34		400	464
	California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children’s Hospital at Stanford)	5.000%	11/15/35		550	634
	California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children’s Hospital at Stanford)	5.000%	11/15/36		1,050	1,203
1	California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children’s Hospital at Stanford) TOB VRDO	1.740%	3/7/19		2,060	2,060
1	California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children’s Hospital at Stanford) TOB VRDO	1.740%	3/7/19		7,705	7,705
1	California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children’s Hospital at Stanford) TOB VRDO	1.770%	3/7/19		2,223	2,223
1	California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children’s Hospital at Stanford) TOB VRDO	1.770%	3/7/19		4,000	4,000

California Health Facilities Financing Authority Revenue (Marshall Medical Center)	5.000%	11/1/24	850	999
California Health Facilities Financing Authority Revenue (Marshall Medical Center)	5.000%	11/1/25	425	502
California Health Facilities Financing Authority Revenue (Marshall Medical Center)	5.000%	11/1/26	775	911
California Health Facilities Financing Authority Revenue (Memorial Health Services)	4.000%	10/1/19	1,520	1,541
California Health Facilities Financing Authority Revenue (Memorial Health Services)	5.000%	10/1/19	1,000	1,019
California Health Facilities Financing Authority Revenue (Memorial Health Services)	4.000%	10/1/20	1,835	1,903
California Health Facilities Financing Authority Revenue (Memorial Health Services)	4.000%	10/1/21	1,055	1,118
California Health Facilities Financing Authority Revenue (Memorial Health Services)	5.000%	10/1/21	1,055	1,144
California Health Facilities Financing Authority Revenue (Memorial Health Services)	4.000%	10/1/22	2,250	2,433
California Health Facilities Financing Authority Revenue (Memorial Health Services)	5.000%	10/1/22	2,450	2,734
California Health Facilities Financing Authority Revenue (Memorial Health Services)	5.000%	10/1/24	5,000	5,558
California Health Facilities Financing Authority Revenue (Memorial Health Services)	5.000%	10/1/25	5,000	5,549
California Health Facilities Financing Authority Revenue (Northern California Presbyterian Homes & Services)	5.000%	7/1/20	300	314
California Health Facilities Financing Authority Revenue (Northern California Presbyterian Homes & Services)	5.000%	7/1/21	465	501
California Health Facilities Financing Authority Revenue (Northern California Presbyterian Homes & Services)	5.000%	7/1/22	175	194
California Health Facilities Financing Authority Revenue (Northern California Presbyterian Homes & Services)	5.000%	7/1/24	370	431
California Health Facilities Financing Authority Revenue (Northern California Presbyterian Homes & Services)	5.000%	7/1/25	500	595
California Health Facilities Financing Authority Revenue (Northern California Presbyterian Homes & Services)	5.000%	7/1/26	750	897
California Health Facilities Financing Authority Revenue (Northern California Presbyterian Homes & Services)	5.000%	7/1/28	880	1,041
California Health Facilities Financing Authority Revenue (Northern California Presbyterian Homes & Services)	5.000%	7/1/29	855	1,006
California Health Facilities Financing Authority Revenue (Northern California Presbyterian Homes & Services)	5.000%	7/1/31	870	1,013
California Health Facilities Financing Authority Revenue (Providence Health & Services)	5.000%	10/1/25	2,610	3,080
California Health Facilities Financing Authority Revenue (Providence Health & Services)	5.000%	10/1/26	2,700	3,162
California Health Facilities Financing Authority Revenue (Providence Health & Services)	5.000%	10/1/28	1,840	2,138

California Health Facilities Financing Authority Revenue (Providence Health & Services)	5.000%	10/1/30		4,000	4,605
California Health Facilities Financing Authority Revenue (Providence Health & Services)	5.000%	10/1/31		5,000	5,728
California Health Facilities Financing Authority Revenue (Providence Health & Services)	5.000%	10/1/33		5,045	5,735
California Health Facilities Financing Authority Revenue (Providence Health & Services)	5.000%	10/1/34		5,650	6,408
California Health Facilities Financing Authority Revenue (Providence St. Joseph Health Obligated Group)	5.000%	10/1/30		2,015	2,383
California Health Facilities Financing Authority Revenue (Providence St. Joseph Health Obligated Group)	5.000%	10/1/31		2,200	2,584
California Health Facilities Financing Authority Revenue (Providence St. Joseph Health Obligated Group)	4.000%	10/1/34		2,250	2,379
California Health Facilities Financing Authority Revenue (Providence St. Joseph Health Obligated Group)	4.000%	10/1/35		8,010	8,438
California Health Facilities Financing Authority Revenue (Providence St. Joseph Health Obligated Group)	4.000%	10/1/36		3,425	3,594
California Health Facilities Financing Authority Revenue (Providence St. Joseph Health Obligated Group) PUT	1.250%	10/1/20		19,405	19,240
California Health Facilities Financing Authority Revenue (Providence St. Joseph Health Obligated Group) PUT	2.000%	10/1/25		16,000	16,008
California Health Facilities Financing Authority Revenue (Rady Children’s Hospital)	5.000%	8/15/20		500	524
California Health Facilities Financing Authority Revenue (Rady Children’s Hospital)	5.500%	8/15/26		6,000	6,537
California Health Facilities Financing Authority Revenue (Rady Children’s Hospital)	5.000%	8/15/31		2,865	3,077
California Health Facilities Financing Authority Revenue (Scripps Health)	5.000%	11/15/25		760	828
California Health Facilities Financing Authority Revenue (Scripps Health)	5.000%	11/15/27		860	935
California Health Facilities Financing Authority Revenue (Scripps Health)	5.000%	11/15/28		1,175	1,276
California Health Facilities Financing Authority Revenue (Scripps Health)	5.000%	11/15/32		1,000	1,081
California Health Facilities Financing Authority Revenue (St. Joseph Health System)	5.000%	7/1/29		4,995	5,649
California Health Facilities Financing Authority Revenue (St. Joseph Health System)	5.500%	7/1/29		10,000	10,134
California Health Facilities Financing Authority Revenue (St. Joseph Health System)	5.000%	7/1/33		6,485	7,219
California Health Facilities Financing Authority Revenue (St. Joseph Health System) PUT	5.000%	10/15/20		12,500	13,127
California Health Facilities Financing Authority Revenue (Stanford Hospital)	5.000%	8/15/19		2,000	2,031
California Health Facilities Financing Authority Revenue (Stanford Hospital)	5.250%	11/15/20	(Prere.)	2,000	2,127
California Health Facilities Financing Authority Revenue (Stanford Hospital)	4.000%	8/15/21		2,250	2,383

California Health Facilities Financing Authority Revenue (Stanford Hospital)	5.000%	8/15/23		1,855	2,073
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	8/15/19		2,000	2,032
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	8/15/20		2,200	2,311
California Health Facilities Financing Authority Revenue (Sutter Health)	5.500%	8/15/20	(Prere.)	4,750	5,025
California Health Facilities Financing Authority Revenue (Sutter Health)	5.875%	8/15/20	(Prere.)	5,000	5,316
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	8/15/21		1,320	1,431
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/21		500	546
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/21		3,930	4,294
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	8/15/22		1,185	1,284
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/22		200	225
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/22		2,075	2,336
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/23		300	346
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/23		2,500	2,884
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/24		1,075	1,270
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/24		420	496
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/24		2,500	2,954
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/25		485	585
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/25		650	784
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/25		2,510	3,029
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/26		1,085	1,330
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/26		400	479
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/26		2,750	3,371
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/27		525	622
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/27		1,000	1,243
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/28		1,250	1,503
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/28		540	638
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/28		820	1,002
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/29		875	1,043

	California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/30		1,180	1,395
	California Health Facilities Financing Authority Revenue (Sutter Health)	5.250%	8/15/31		5,555	6,016
	California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/31		1,335	1,589
	California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/31		1,225	1,438
	California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/32		1,770	2,091
	California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/32		1,425	1,663
	California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/33		3,580	4,153
	California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/34		4,000	4,615
	California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/35		5,000	5,799
	California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/35		7,000	8,119
	California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/35		3,195	3,665
	California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/36		3,625	4,177
	California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/36		6,700	7,720
	California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/36		3,090	3,524
	California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/37		5,010	5,742
	California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/37		24,295	27,844
	California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/38		5,000	5,703
	California Health Facilities Financing Authority Revenue (Sutter Health) PUT	1.000%	8/15/19		6,000	5,973
1	California Health Facilities Financing Authority Revenue VRDO	1.940%	3/7/19	LOC	20,000	20,000
	California Infrastructure & Economic Development Bank Revenue	5.000%	7/1/20		200	209
	California Infrastructure & Economic Development Bank Revenue	5.000%	7/1/21		300	323
	California Infrastructure & Economic Development Bank Revenue	5.000%	7/1/22		255	282
	California Infrastructure & Economic Development Bank Revenue	4.000%	10/1/22		1,000	1,089
	California Infrastructure & Economic Development Bank Revenue	5.000%	10/1/22		1,400	1,573
	California Infrastructure & Economic Development Bank Revenue	5.000%	10/1/22		7,880	8,853
	California Infrastructure & Economic Development Bank Revenue	5.000%	7/1/23		250	283
	California Infrastructure & Economic Development Bank Revenue	5.000%	10/1/23		1,850	2,138
	California Infrastructure & Economic Development Bank Revenue	5.000%	10/1/23		4,000	4,623

	California Infrastructure & Economic Development Bank Revenue	5.000%	7/1/24	610	707
	California Infrastructure & Economic Development Bank Revenue	5.000%	10/1/24	1,300	1,542
	California Infrastructure & Economic Development Bank Revenue	5.000%	10/1/24	1,175	1,394
	California Infrastructure & Economic Development Bank Revenue	5.000%	10/1/25	1,525	1,856
	California Infrastructure & Economic Development Bank Revenue	5.000%	10/1/25	5,000	6,084
	California Infrastructure & Economic Development Bank Revenue	5.000%	7/1/26	770	928
	California Infrastructure & Economic Development Bank Revenue	5.000%	10/1/26	1,510	1,867
	California Infrastructure & Economic Development Bank Revenue	5.000%	7/1/27	1,775	2,130
	California Infrastructure & Economic Development Bank Revenue	4.000%	7/1/29	985	1,088
	California Infrastructure & Economic Development Bank Revenue (Academy of Motion Picture Arts & Sciences Obligated Group)	5.000%	11/1/20	1,000	1,060
	California Infrastructure & Economic Development Bank Revenue (Academy of Motion Picture Arts & Sciences Obligated Group)	5.000%	11/1/21	810	883
	California Infrastructure & Economic Development Bank Revenue (Academy of Motion Picture Arts & Sciences Obligated Group)	5.000%	11/1/29	1,500	1,708
2	California Infrastructure & Economic Development Bank Revenue (California Academy of Sciences) PUT, 70% of 1M USD LIBOR + 0.380%	2.115%	8/1/21	7,460	7,466
	California Infrastructure & Economic Development Bank Revenue (Independent System Operator Corp. Project)	5.000%	2/1/34	10,000	11,043
	California Infrastructure & Economic Development Bank Revenue (Salvation Army Western Territory)	5.000%	9/1/26	860	1,038
	California Infrastructure & Economic Development Bank Revenue (Salvation Army Western Territory)	5.000%	9/1/27	840	1,011
	California Infrastructure & Economic Development Bank Revenue (Salvation Army Western Territory)	5.000%	9/1/28	595	712
	California Infrastructure & Economic Development Bank Revenue (Salvation Army Western Territory)	5.000%	9/1/29	1,000	1,191
	California Infrastructure & Economic Development Bank Revenue (Salvation Army Western Territory)	4.000%	9/1/31	1,760	1,912
	California Infrastructure & Economic Development Bank Revenue (Salvation Army Western Territory)	5.000%	9/1/32	1,285	1,499

California Infrastructure & Economic Development Bank Revenue (Salvation Army Western Territory)	4.000%	9/1/34	715	761
California Infrastructure & Economic Development Bank Revenue (Salvation Army Western Territory)	4.000%	9/1/35	750	794
California Infrastructure & Economic Development Bank Revenue (Sanford Consortium for Regenerative Medicine)	5.000%	5/15/28	1,055	1,271
California Infrastructure & Economic Development Bank Revenue (Sanford Consortium for Regenerative Medicine)	5.000%	5/15/29	740	884
California Infrastructure & Economic Development Bank Revenue (Sanford Consortium for Regenerative Medicine)	5.000%	5/15/30	1,080	1,280
California Infrastructure & Economic Development Bank Revenue (Sanford Consortium for Regenerative Medicine)	5.000%	5/15/31	1,225	1,439
California Infrastructure & Economic Development Bank Revenue (Sanford Consortium for Regenerative Medicine)	5.000%	5/15/32	1,140	1,332
California Infrastructure & Economic Development Bank Revenue (Sanford Consortium for Regenerative Medicine)	5.000%	5/15/33	1,110	1,292
California Infrastructure & Economic Development Bank Revenue (Sanford Consortium for Regenerative Medicine)	5.000%	5/15/34	2,850	3,304
California Infrastructure & Economic Development Bank Revenue (Science Center Phase II Project)	5.000%	5/1/19	1,560	1,569
California Infrastructure & Economic Development Bank Revenue (Science Center Phase II Project)	5.000%	5/1/20	1,070	1,113
California Infrastructure & Economic Development Bank Revenue (Science Center Phase II Project)	5.000%	5/1/21	1,000	1,072
California Infrastructure & Economic Development Bank Revenue (Science Center Phase II Project)	5.000%	5/1/22	1,500	1,656
California Infrastructure & Economic Development Bank Revenue (Science Center Phase II Project)	5.000%	5/1/23	1,150	1,304
California Infrastructure & Economic Development Bank Revenue (Science Center Phase II Project)	5.000%	5/1/24	1,300	1,503
California Infrastructure & Economic Development Bank Revenue (Science Center Phase II Project)	5.000%	5/1/25	1,365	1,609
California Infrastructure & Economic Development Bank Revenue (Science Center Phase II Project)	5.000%	5/1/26	1,190	1,426
California Infrastructure & Economic Development Bank Revenue (Science Center Phase II Project)	5.000%	5/1/26	1,430	1,714
California Infrastructure & Economic Development Bank Revenue (Science Center Phase II Project)	5.000%	5/1/27	1,500	1,804

California Infrastructure & Economic Development Bank Revenue (Science Center Phase II Project)	5.000%	5/1/30	1,500	1,764
California Infrastructure & Economic Development Bank Revenue (Science Center Phase II Project)	5.000%	5/1/31	1,000	1,167
California Infrastructure & Economic Development Bank Revenue (Segerstrom Center for the Arts Project)	5.000%	1/1/25	11,050	12,899
California Infrastructure & Economic Development Bank Revenue (University of California)	5.000%	5/15/37	2,500	2,913
California Municipal Finance Authority Mobile Home Park Revenue (Caritas Affordable Housing Inc. Projects)	4.000%	8/15/19	635	641
California Municipal Finance Authority Mobile Home Park Revenue (Caritas Affordable Housing Inc. Projects)	4.000%	8/15/20	865	888
California Municipal Finance Authority Mobile Home Park Revenue (Caritas Affordable Housing Inc. Projects)	4.000%	8/15/21	900	937
California Municipal Finance Authority Mobile Home Park Revenue (Caritas Affordable Housing Inc. Projects)	5.000%	8/15/21	1,130	1,204
California Municipal Finance Authority Mobile Home Park Revenue (Caritas Affordable Housing Inc. Projects)	4.000%	8/15/22	690	727
California Municipal Finance Authority Mobile Home Park Revenue (Caritas Affordable Housing Inc. Projects)	5.000%	8/15/22	325	353
California Municipal Finance Authority Mobile Home Park Revenue (Caritas Affordable Housing Inc. Projects)	5.000%	8/15/23	400	443
California Municipal Finance Authority Mobile Home Park Revenue (Caritas Affordable Housing Inc. Projects)	5.000%	8/15/24	1,025	1,150
California Municipal Finance Authority Mobile Home Park Revenue (Caritas Affordable Housing Inc. Projects)	5.000%	8/15/26	1,130	1,301
California Municipal Finance Authority Mobile Home Park Revenue (Caritas Affordable Housing Inc. Projects)	5.000%	8/15/30	1,000	1,098
California Municipal Finance Authority Mobile Home Park Revenue (Caritas Affordable Housing Inc. Projects)	5.000%	8/15/31	600	678
California Municipal Finance Authority Mobile Home Park Revenue (Caritas Affordable Housing Inc. Projects)	4.000%	8/15/37	1,000	1,016
California Municipal Finance Authority Recovery Zone Revenue (Chevron USA Inc. Project) VRDO	1.530%	3/1/19	4,100	4,100
California Municipal Finance Authority Revenue (Anaheim Electric Utility Distribution System)	5.000%	10/1/24	1,610	1,908
California Municipal Finance Authority Revenue (Anaheim Electric Utility Distribution System)	5.000%	10/1/26	5,370	6,430
California Municipal Finance Authority Revenue (Anaheim Water System Project Revenue)	4.000%	10/1/31	3,955	4,230

California Municipal Finance Authority Revenue (Anaheim Water System Project Revenue)	4.000%	10/1/32	4,220	4,495
California Municipal Finance Authority Revenue (Anaheim Water System Project Revenue)	4.000%	10/1/33	4,390	4,663
California Municipal Finance Authority Revenue (Azusa Pacific University)	5.000%	4/1/19	1,450	1,453
California Municipal Finance Authority Revenue (Azusa Pacific University)	5.000%	4/1/20	1,760	1,804
California Municipal Finance Authority Revenue (Azusa Pacific University)	5.000%	4/1/21	1,300	1,359
California Municipal Finance Authority Revenue (Azusa Pacific University)	5.000%	4/1/22	1,000	1,062
California Municipal Finance Authority Revenue (Azusa Pacific University)	5.000%	4/1/23	1,285	1,382
California Municipal Finance Authority Revenue (Azusa Pacific University)	5.000%	4/1/24	1,325	1,437
California Municipal Finance Authority Revenue (Azusa Pacific University)	5.000%	4/1/25	1,180	1,291
California Municipal Finance Authority Revenue (Azusa Pacific University)	5.000%	4/1/35	2,490	2,619
California Municipal Finance Authority Revenue (Biola University)	4.000%	10/1/19	205	208
California Municipal Finance Authority Revenue (Biola University)	5.000%	10/1/21	375	405
California Municipal Finance Authority Revenue (Biola University)	5.000%	10/1/22	130	144
California Municipal Finance Authority Revenue (Biola University)	5.000%	10/1/24	375	432
California Municipal Finance Authority Revenue (Biola University)	5.000%	10/1/25	305	357
California Municipal Finance Authority Revenue (Biola University)	5.000%	10/1/29	660	729
California Municipal Finance Authority Revenue (Biola University)	5.000%	10/1/29	410	483
California Municipal Finance Authority Revenue (Biola University)	5.000%	10/1/30	500	549
California Municipal Finance Authority Revenue (Biola University)	5.000%	10/1/30	585	683
California Municipal Finance Authority Revenue (Biola University)	5.000%	10/1/31	1,050	1,214
California Municipal Finance Authority Revenue (Biola University)	5.000%	10/1/32	1,190	1,367
California Municipal Finance Authority Revenue (Biola University)	5.000%	10/1/34	570	650
California Municipal Finance Authority Revenue (Biola University)	5.000%	10/1/35	1,100	1,248
California Municipal Finance Authority Revenue (Biola University)	5.000%	10/1/36	645	729
California Municipal Finance Authority Revenue (California Lutheran University)	5.000%	10/1/23	225	254
California Municipal Finance Authority Revenue (California Lutheran University)	5.000%	10/1/24	275	315
California Municipal Finance Authority Revenue (California Lutheran University)	5.000%	10/1/25	275	320
California Municipal Finance Authority Revenue (California Lutheran University)	5.000%	10/1/26	300	352

California Municipal Finance Authority Revenue (California Lutheran University)	5.000%	10/1/27	900	1,066
California Municipal Finance Authority Revenue (California Lutheran University)	5.000%	10/1/28	600	719
California Municipal Finance Authority Revenue (California Lutheran University)	5.000%	10/1/29	225	267
California Municipal Finance Authority Revenue (California Lutheran University)	5.000%	10/1/30	225	264
California Municipal Finance Authority Revenue (California Lutheran University)	5.000%	10/1/31	225	263
California Municipal Finance Authority Revenue (California Lutheran University)	5.000%	10/1/33	225	260
California Municipal Finance Authority Revenue (California Lutheran University)	5.000%	10/1/35	225	257
California Municipal Finance Authority Revenue (California Lutheran University)	5.000%	10/1/37	300	340
California Municipal Finance Authority Revenue (Channing House Project)	5.000%	5/15/32	505	595
California Municipal Finance Authority Revenue (Channing House Project)	5.000%	5/15/37	250	291
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/20	2,005	2,060
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/20	625	642
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/21	1,000	1,056
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/21	1,000	1,056
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/22	1,000	1,085
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/22	500	543
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/23	1,000	1,112
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/23	835	929
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/24	500	568
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/24	3,435	3,900
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/25	650	752
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/25	1,700	1,967

California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/26		700	808
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/26		2,200	2,590
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/27		600	689
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/27		1,500	1,781
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/28		750	857
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/29		1,895	2,154
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/31		3,470	3,886
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/32		3,655	4,074
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/32		3,620	4,114
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/33		3,835	4,257
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/33		3,225	3,639
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/34		4,035	4,465
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/34		4,250	4,773
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/35		4,000	4,414
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/35		4,675	5,224
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/36		2,000	2,223
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/37		1,500	1,661
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/20	(ETM)	1,375	1,437
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.125%	7/1/20	(Prere.)	2,150	2,251
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/24		1,000	1,136

California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/25	1,350	1,555
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/27	700	824
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/28	1,365	1,600
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/29	1,520	1,767
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/30	1,000	1,154
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/30	770	888
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/31	1,000	1,144
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/31	1,000	1,144
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/32	900	1,023
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/33	1,500	1,697
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/33	1,030	1,165
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/34	1,575	1,772
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/35	1,745	1,955
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/35	2,000	2,240
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/36	1,900	2,117
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/36	1,800	2,005
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/37	1,510	1,672
California Municipal Finance Authority Revenue (Emerson College)	5.000%	1/1/25	650	741
California Municipal Finance Authority Revenue (Emerson College)	5.000%	1/1/26	1,975	2,285
California Municipal Finance Authority Revenue (Emerson College)	5.000%	1/1/27	1,170	1,367
California Municipal Finance Authority Revenue (Emerson College)	5.000%	1/1/28	680	802
California Municipal Finance Authority Revenue (Emerson College)	5.000%	1/1/29	500	585
California Municipal Finance Authority Revenue (Emerson College)	5.000%	1/1/30	600	696
California Municipal Finance Authority Revenue (Emerson College)	5.000%	1/1/31	1,020	1,172
California Municipal Finance Authority Revenue (Emerson College)	5.000%	1/1/32	845	965
California Municipal Finance Authority Revenue (Emerson College)	5.000%	1/1/33	700	795
California Municipal Finance Authority Revenue (Emerson College)	5.000%	1/1/34	1,000	1,132
California Municipal Finance Authority Revenue (Emerson College)	5.000%	1/1/36	1,750	1,964

California Municipal Finance Authority Revenue (Emerson College)	5.000%	1/1/37	1,000	1,117
California Municipal Finance Authority Revenue (Institute on Aging Project)	5.000%	8/15/26	630	771
California Municipal Finance Authority Revenue (Institute on Aging Project)	5.000%	8/15/28	940	1,157
California Municipal Finance Authority Revenue (Institute on Aging Project)	5.000%	8/15/30	1,435	1,730
California Municipal Finance Authority Revenue (Institute on Aging Project)	5.000%	8/15/31	1,380	1,648
California Municipal Finance Authority Revenue (Institute on Aging Project)	5.000%	8/15/35	1,475	1,716
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	4.000%	11/1/22	1,000	1,055
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	4.000%	11/1/23	2,465	2,624
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.000%	11/1/23	1,000	1,108
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.000%	11/1/24	1,825	2,054
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.000%	11/1/24	1,000	1,126
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.000%	11/1/25	1,000	1,141
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.000%	11/1/25	1,000	1,141
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.000%	11/1/26	1,000	1,151
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.000%	11/1/26	1,000	1,151
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.000%	11/1/27	1,500	1,704
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.000%	11/1/27	1,000	1,159
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.000%	11/1/28	3,500	4,079
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.000%	11/1/28	1,500	1,697
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.250%	11/1/29	1,250	1,418
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.000%	11/1/30	1,450	1,616
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.250%	11/1/31	1,340	1,494
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.250%	11/1/36	8,700	9,491
California Municipal Finance Authority Revenue (Pomona College)	5.000%	1/1/32	1,150	1,388
California Municipal Finance Authority Revenue (Pomona College)	5.000%	1/1/33	510	611
California Municipal Finance Authority Revenue (Pomona College)	3.125%	1/1/36	1,525	1,506
California Municipal Finance Authority Revenue (Pomona College)	4.000%	1/1/37	1,400	1,487
California Municipal Finance Authority Revenue (Pomona College)	4.000%	1/1/38	1,835	1,941

California Municipal Finance Authority Revenue (Retirement Housing Foundation Obligated Group)	5.000%	11/15/24		300	343
California Municipal Finance Authority Revenue (Retirement Housing Foundation Obligated Group)	5.000%	11/15/25		400	465
California Municipal Finance Authority Revenue (Retirement Housing Foundation Obligated Group)	5.000%	11/15/26		475	558
California Municipal Finance Authority Revenue (Retirement Housing Foundation Obligated Group)	5.000%	11/15/27		650	771
California Municipal Finance Authority Revenue (Retirement Housing Foundation Obligated Group)	5.000%	11/15/28		450	539
California Municipal Finance Authority Revenue (University of La Verne)	4.000%	6/1/19		400	402
California Municipal Finance Authority Revenue (University of La Verne)	5.000%	6/1/19	(ETM)	2,375	2,396
California Municipal Finance Authority Revenue (University of La Verne)	5.000%	6/1/20		300	313
California Municipal Finance Authority Revenue (University of La Verne)	5.000%	6/1/21		350	375
California Municipal Finance Authority Revenue (University of La Verne)	5.000%	6/1/22		250	276
California Municipal Finance Authority Revenue (University of La Verne)	5.000%	6/1/23		625	706
California Municipal Finance Authority Revenue (University of La Verne)	5.000%	6/1/24		350	404
California Municipal Finance Authority Revenue (University of La Verne)	5.000%	6/1/25		1,000	1,178
California Municipal Finance Authority Revenue (University of La Verne)	5.000%	6/1/27		2,565	3,114
California Municipal Finance Authority Student Housing Revenue (Bowles Hall Foundation)	5.000%	6/1/35		1,270	1,369
California Municipal Finance Authority Student Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/22		700	763
California Municipal Finance Authority Student Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/23		1,250	1,390
California Municipal Finance Authority Student Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/25		2,425	2,783
California Municipal Finance Authority Student Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/26		2,550	2,962
California Municipal Finance Authority Student Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/27		1,925	2,258
California Municipal Finance Authority Student Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/29		1,500	1,770
California Municipal Finance Authority Student Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/30		3,045	3,561
California Municipal Finance Authority Student Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/31		3,000	3,465
California Municipal Finance Authority Student Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/35		2,000	2,256
California Municipal Finance Authority Student Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/38		2,300	2,554

California Municipal Finance Authority Water Revenue (San Bernardino Municipal Water Department)	5.000%	8/1/31	(15)	1,455	1,681
California Municipal Finance Authority Water Revenue (San Bernardino Municipal Water Department)	5.000%	8/1/36	(15)	1,805	2,044
California Public Finance Authority Revenue (Henry Mayo Newhall Memorial Hospital)	5.000%	10/15/29		700	786
California Public Finance Authority Revenue (Henry Mayo Newhall Memorial Hospital)	5.000%	10/15/30		500	558
California Public Finance Authority Revenue (Henry Mayo Newhall Memorial Hospital)	5.000%	10/15/31		535	593
California Public Finance Authority Revenue (Henry Mayo Newhall Memorial Hospital)	5.000%	10/15/32		500	552
California Public Finance Authority Revenue (Henry Mayo Newhall Memorial Hospital)	5.000%	10/15/33		500	549
California Public Finance Authority Revenue (Sharp Healthcare Obligated Group) VRDO	1.470%	3/1/19	LOC	6,800	6,800
California Public Finance Authority Revenue (Sharp Healthcare Obligated Group) VRDO	1.470%	3/1/19	LOC	10,500	10,500
California Public Works Board Lease Revenue	5.000%	3/1/20		7,955	8,227
California Public Works Board Lease Revenue	5.000%	3/1/21		1,800	1,920
California Public Works Board Lease Revenue	5.000%	10/1/21		7,510	8,152
California Public Works Board Lease Revenue	5.000%	3/1/22		1,600	1,757
California Public Works Board Lease Revenue	5.000%	10/1/22		5,860	6,540
California Public Works Board Lease Revenue	5.000%	10/1/28		13,720	16,702
California Public Works Board Lease Revenue	5.000%	10/1/29		12,260	14,831
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	10/1/19		5,380	5,489
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/20		4,180	4,358
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	10/1/20		5,655	5,956
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/21		7,375	7,925
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	10/1/21		5,945	6,453
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	10/1/21		1,425	1,547
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	5/1/22		4,440	4,898
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/22		9,425	10,421
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	9/1/22		3,230	3,597
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	10/1/22		6,250	6,975
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	10/1/22		1,500	1,674
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	5/1/23		5,295	5,998
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	10/1/23		3,270	3,742
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	10/1/23		2,350	2,689
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	5/1/24		5,560	6,441

California Public Works Board Lease Revenue (Department of Corrections)	5.000%	9/1/24		4,270	4,983
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	10/1/24		1,955	2,284
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/25		3,080	3,647
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	5/1/26		5,775	6,948
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	5/1/27		6,435	7,846
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	9/1/31		5,000	5,705
California Public Works Board Lease Revenue (Department of Corrections)	5.750%	10/1/31		6,000	6,570
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	9/1/32		5,025	5,714
California Public Works Board Lease Revenue (Department of Corrections)	5.250%	10/1/32		5,015	5,779
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	9/1/33		5,000	5,675
California Public Works Board Lease Revenue (Department of Corrections)	5.250%	10/1/33		3,000	3,449
California Public Works Board Lease Revenue (Department of Corrections)	4.500%	9/1/35		25,000	27,012
California Public Works Board Lease Revenue (Department of General Services)	6.000%	4/1/19	(Prere.)	5,000	5,017
California Public Works Board Lease Revenue (Department of State Hospitals)	5.000%	6/1/28		5,865	6,570
California Public Works Board Lease Revenue (Department of State Hospitals)	5.000%	6/1/29		8,975	10,031
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/24		400	435
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/25		1,525	1,714
California Public Works Board Lease Revenue (Judicial Council Projects)	5.250%	12/1/25		1,575	1,727
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/26		1,600	1,794
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/27		7,000	7,596
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/28		2,860	3,189
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/28		4,980	5,399
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/29		2,500	2,779
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/29		5,000	5,413
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/32		3,200	3,529
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/33		1,650	1,816
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	6/1/20	(ETM)	7,670	8,010
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	10/1/21	(ETM)	1,650	1,800

California Public Works Board Lease Revenue (Riverside Campus)	5.000%	4/1/27		2,565	3,123
California Public Works Board Lease Revenue (Riverside Campus)	5.000%	4/1/28		4,000	4,838
California Public Works Board Lease Revenue (Riverside Campus)	5.000%	4/1/29		5,235	6,289
California Public Works Board Lease Revenue (Riverside Campus)	5.000%	4/1/30		2,435	2,906
California Public Works Board Lease Revenue (Riverside Campus)	5.000%	4/1/32		2,000	2,342
California Public Works Board Lease Revenue (Riverside Campus)	5.000%	4/1/33		500	583
California Public Works Board Lease Revenue (Riverside Campus)	5.000%	4/1/34		2,575	2,991
California Public Works Board Lease Revenue (Various Capital Projects)	5.250%	11/1/19	(Prere.)	5,000	5,126
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	1/1/20		10,000	10,285
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/20		4,160	4,314
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/20		5,850	6,083
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	12/1/20		1,600	1,694
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	12/1/21	(Prere.)	2,645	2,897
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	12/1/21	(ETM)	5,400	5,915
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	12/1/21	(Prere.)	5,000	5,477
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	12/1/21		2,965	3,234
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	12/1/21		1,110	1,211
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/22		2,775	3,061
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/22		2,620	2,890
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	9/1/22	(Prere.)	3,000	3,366
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	9/1/22	(Prere.)	3,000	3,366
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/22		1,575	1,762
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	12/1/22		1,195	1,340
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/23		4,180	4,598
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/23		2,765	3,132
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/23		1,035	1,157
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/24		2,890	3,348
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/24		2,055	2,294

California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/25	3,610	4,023
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/26	3,205	3,856
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/27	5,000	6,030
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/27	3,350	4,084
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/27	5,020	6,043
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/28	4,395	5,106
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/28	3,520	4,344
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/28	16,235	19,406
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/29	1,175	1,361
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/29	3,695	4,522
California Public Works Board Lease Revenue (Various Capital Projects)	4.000%	4/1/30	14,980	16,376
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/30	1,250	1,442
California Public Works Board Lease Revenue (Various Capital Projects)	5.500%	11/1/30	5,595	6,402
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/31	1,650	1,821
California Public Works Board Lease Revenue (Various Capital Projects)	5.500%	11/1/31	7,150	8,158
California Public Works Board Lease Revenue (Various Capital Projects)	4.000%	4/1/32	14,895	15,977
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	10/1/32	4,520	5,325
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/32	11,465	12,649
California Public Works Board Lease Revenue (Various Capital Projects)	5.500%	11/1/33	4,670	5,311
California School Finance Authority Charter School Revenue (Aspire Public Schools)	5.000%	8/1/22	1,545	1,681
California School Finance Authority Charter School Revenue (Aspire Public Schools)	5.000%	8/1/23	800	886
California School Finance Authority Charter School Revenue (Aspire Public Schools)	5.000%	8/1/24	350	394
California School Finance Authority Charter School Revenue (Aspire Public Schools)	5.000%	8/1/36	2,250	2,430
California School Finance Authority Revenue (Green Dot Public Schools Obligated Group)	5.000%	8/1/21	175	186
California School Finance Authority Revenue (Green Dot Public Schools Obligated Group)	5.000%	8/1/22	335	364
California School Finance Authority Revenue (Green Dot Public Schools Obligated Group)	5.000%	8/1/23	345	381
California School Finance Authority Revenue (Green Dot Public Schools Obligated Group)	5.000%	8/1/24	320	359
California School Finance Authority Revenue (Green Dot Public Schools Obligated Group)	5.000%	8/1/25	150	170

California School Finance Authority Revenue (Green Dot Public Schools Obligated Group)	5.000%	8/1/26	150	172
California School Finance Authority Revenue (Green Dot Public Schools Obligated Group)	5.000%	8/1/27	160	185
California School Finance Authority Revenue (Green Dot Public Schools Obligated Group)	5.000%	8/1/28	190	221
California School Finance Authority Revenue (Green Dot Public Schools Obligated Group)	5.000%	8/1/38	2,000	2,208
California State University Systemwide Revenue	5.000%	11/1/19	2,300	2,354
California State University Systemwide Revenue	5.000%	11/1/20	1,670	1,769
California State University Systemwide Revenue	5.000%	11/1/22	1,500	1,690
California State University Systemwide Revenue	5.000%	11/1/23	4,020	4,391
California State University Systemwide Revenue	5.000%	11/1/24	2,935	3,202
California State University Systemwide Revenue	5.000%	11/1/24	4,505	5,350
California State University Systemwide Revenue	5.000%	11/1/25	1,255	1,525
California State University Systemwide Revenue	5.000%	11/1/27	5,740	6,244
California State University Systemwide Revenue	5.000%	11/1/27	2,130	2,561
California State University Systemwide Revenue	5.000%	11/1/28	2,635	3,146
California State University Systemwide Revenue	5.000%	11/1/28	5,000	5,832
California State University Systemwide Revenue	4.000%	11/1/29	6,675	7,103
California State University Systemwide Revenue	5.000%	11/1/30	2,065	2,449
California State University Systemwide Revenue	5.000%	11/1/30	2,920	3,438
California State University Systemwide Revenue	4.000%	11/1/31	10,385	10,958
California State University Systemwide Revenue	5.000%	11/1/31	8,280	9,750
California State University Systemwide Revenue	5.000%	11/1/31	8,900	10,195
California State University Systemwide Revenue	5.000%	11/1/31	10,080	11,787
California State University Systemwide Revenue	4.000%	11/1/32	17,275	18,178
California State University Systemwide Revenue	5.000%	11/1/32	5,080	5,955
California State University Systemwide Revenue	5.000%	11/1/32	6,090	7,242
California State University Systemwide Revenue	5.000%	11/1/32	12,995	15,117
California State University Systemwide Revenue	5.000%	11/1/33	10,155	11,831
California State University Systemwide Revenue	5.000%	11/1/33	6,335	7,497
California State University Systemwide Revenue	5.000%	11/1/33	5,775	6,707
California State University Systemwide Revenue	4.000%	11/1/34	10,025	10,668
California State University Systemwide Revenue	5.000%	11/1/34	6,175	7,014
California State University Systemwide Revenue	5.000%	11/1/34	5,000	5,874
California State University Systemwide Revenue	5.000%	11/1/34	8,525	10,249
California State University Systemwide Revenue	4.000%	11/1/35	10,890	11,548
California State University Systemwide Revenue	5.000%	11/1/35	6,775	7,676
California State University Systemwide Revenue	5.000%	11/1/35	8,000	9,356
California State University Systemwide Revenue	5.000%	11/1/35	13,205	15,238
California State University Systemwide Revenue	5.000%	11/1/35	5,000	5,979
California State University Systemwide Revenue	5.000%	11/1/36	1,300	1,510
California State University Systemwide Revenue	5.000%	11/1/36	10,500	12,456
California State University Systemwide Revenue	5.000%	11/1/36	3,000	3,439
California State University Systemwide Revenue	5.000%	11/1/37	10,405	12,281
California State University Systemwide Revenue	5.000%	11/1/37	3,705	4,284
California State University Systemwide Revenue	5.000%	11/1/38	5,495	6,452
California State University Systemwide Revenue PUT	4.000%	11/1/21	23,465	24,575
California State University Systemwide Revenue PUT	4.000%	11/1/23	19,435	21,147
California Statewide Communities Development Authority Hospital Revenue (Methodist Hospital of Southern California)	5.000%	1/1/26	1,050	1,218

California Statewide Communities Development Authority Hospital Revenue (Methodist Hospital of Southern California)	5.000%	1/1/27	1,900	2,225
California Statewide Communities Development Authority Hospital Revenue (Methodist Hospital of Southern California)	5.000%	1/1/28	3,000	3,544
California Statewide Communities Development Authority Hospital Revenue (Methodist Hospital of Southern California)	5.000%	1/1/29	3,140	3,663
California Statewide Communities Development Authority Revenue (899 Charleston Project)	5.000%	11/1/19	175	178
California Statewide Communities Development Authority Revenue (899 Charleston Project)	5.000%	11/1/24	1,000	1,058
California Statewide Communities Development Authority Revenue (899 Charleston Project)	5.000%	11/1/29	1,650	1,728
California Statewide Communities Development Authority Revenue (899 Charleston Project)	5.000%	11/1/34	3,700	3,834
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	4.000%	3/1/19	500	500
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	4.000%	3/1/20	750	769
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	5.000%	3/1/22	1,500	1,644
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	5.000%	3/1/23	1,535	1,726
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	5.000%	3/1/23	145	163
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	5.000%	3/1/24	200	231
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	5.000%	3/1/24	1,095	1,259
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	5.000%	3/1/25	410	483
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	5.000%	3/1/25	765	897
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	5.000%	3/1/26	460	552
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	5.000%	3/1/26	1,500	1,789
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	5.000%	3/1/27	615	748
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	5.000%	3/1/28	575	709

California Statewide Communities Development Authority Revenue (Adventist Health System/West)	5.000%	3/1/29		1,000	1,209
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	5.000%	3/1/30		6,380	7,408
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	5.000%	3/1/30		850	1,019
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	5.000%	3/1/31		700	833
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	5.000%	3/1/32		5,000	5,722
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	5.000%	3/1/32		800	943
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	5.000%	3/1/34		1,000	1,163
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	5.000%	3/1/35		1,475	1,709
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	3.500%	3/1/38		625	605
California Statewide Communities Development Authority Revenue (Beverly Community Hospital Association)	4.000%	11/1/21		215	223
California Statewide Communities Development Authority Revenue (Beverly Community Hospital Association)	5.000%	11/1/22		225	244
California Statewide Communities Development Authority Revenue (Beverly Community Hospital Association)	5.000%	11/1/23		235	259
California Statewide Communities Development Authority Revenue (Beverly Community Hospital Association)	3.000%	11/1/24		245	248
California Statewide Communities Development Authority Revenue (Beverly Community Hospital Association)	3.000%	11/1/25		260	263
California Statewide Communities Development Authority Revenue (Beverly Community Hospital Association)	3.125%	11/1/26		265	269
California Statewide Communities Development Authority Revenue (Beverly Community Hospital Association)	5.000%	11/1/27		270	309
California Statewide Communities Development Authority Revenue (Buck Institute for Age Research)	5.000%	11/15/19	(4)	250	256
California Statewide Communities Development Authority Revenue (Buck Institute for Age Research)	5.000%	11/15/20	(4)	210	223
California Statewide Communities Development Authority Revenue (Buck Institute for Age Research)	5.000%	11/15/21	(4)	200	218

California Statewide Communities Development Authority Revenue (Buck Institute for Age Research)	5.000%	11/15/22	(4)	200	225
California Statewide Communities Development Authority Revenue (Buck Institute for Age Research)	5.000%	11/15/23	(4)	400	460
California Statewide Communities Development Authority Revenue (Buck Institute for Age Research)	5.000%	11/15/24	(4)	500	590
California Statewide Communities Development Authority Revenue (Buck Institute for Age Research)	5.000%	11/15/27	(4)	1,660	1,915
California Statewide Communities Development Authority Revenue (Buck Institute for Age Research)	5.000%	11/15/28	(4)	900	1,032
California Statewide Communities Development Authority Revenue (Buck Institute for Age Research)	5.000%	11/15/34	(4)	2,500	2,813
California Statewide Communities Development Authority Revenue (Citrus Valley Health Partners)	2.330%	3/8/19	(14)	6,800	6,800
California Statewide Communities Development Authority Revenue (Cottage Health System Obligated Group)	4.000%	11/1/19		375	381
California Statewide Communities Development Authority Revenue (Cottage Health System Obligated Group)	5.000%	11/1/20		100	105
California Statewide Communities Development Authority Revenue (Cottage Health System Obligated Group)	4.000%	11/1/21		345	365
California Statewide Communities Development Authority Revenue (Cottage Health System Obligated Group)	5.000%	11/1/22		375	418
California Statewide Communities Development Authority Revenue (Cottage Health System Obligated Group)	5.000%	11/1/23		275	313
California Statewide Communities Development Authority Revenue (Cottage Health System Obligated Group)	5.000%	11/1/24		320	372
California Statewide Communities Development Authority Revenue (Cottage Health System Obligated Group)	5.000%	11/1/25		355	412
California Statewide Communities Development Authority Revenue (Cottage Health System Obligated Group)	5.000%	11/1/26		325	375
California Statewide Communities Development Authority Revenue (Cottage Health System Obligated Group)	5.000%	11/1/27		750	862
California Statewide Communities Development Authority Revenue (Cottage Health System Obligated Group)	5.000%	11/1/28		1,310	1,499
California Statewide Communities Development Authority Revenue (Cottage Health System Obligated Group)	5.000%	11/1/29		700	798
California Statewide Communities Development Authority Revenue (Cottage Health System Obligated Group)	5.000%	11/1/30		1,040	1,181

California Statewide Communities Development Authority Revenue (Cottage Health System Obligated Group)	5.250%	11/1/30	11,500	12,139
California Statewide Communities Development Authority Revenue (Cottage Health System Obligated Group)	5.000%	11/1/31	1,100	1,243
California Statewide Communities Development Authority Revenue (Cottage Health System Obligated Group)	5.000%	11/1/32	1,690	1,903
California Statewide Communities Development Authority Revenue (Daughters of Charity Health System)	5.500%	7/1/22	2,480	2,231
California Statewide Communities Development Authority Revenue (Daughters of Charity Health System)	5.750%	7/1/24	8,230	7,400
California Statewide Communities Development Authority Revenue (Daughters of Charity Health System)	5.750%	7/1/25	1,130	1,016
California Statewide Communities Development Authority Revenue (Enloe Medical Center)	5.000%	8/15/30	2,500	2,924
California Statewide Communities Development Authority Revenue (Enloe Medical Center)	5.000%	8/15/31	4,040	4,685
California Statewide Communities Development Authority Revenue (Enloe Medical Center)	5.000%	8/15/33	4,000	4,594
California Statewide Communities Development Authority Revenue (Enloe Medical Center)	5.000%	8/15/34	4,795	5,488
California Statewide Communities Development Authority Revenue (Enloe Medical Center)	5.000%	8/15/35	1,000	1,141
California Statewide Communities Development Authority Revenue (Episcopal Communities & Services)	5.000%	5/15/27	500	543
California Statewide Communities Development Authority Revenue (Episcopal Communities & Services)	5.000%	5/15/32	680	727
California Statewide Communities Development Authority Revenue (Eskaton Properties Inc. Obligated Group)	5.000%	11/15/23	1,110	1,220
California Statewide Communities Development Authority Revenue (Eskaton Properties Inc. Obligated Group)	5.250%	11/15/34	4,350	4,616
California Statewide Communities Development Authority Revenue (Front Porch Communities)	5.000%	4/1/20	240	249
California Statewide Communities Development Authority Revenue (Front Porch Communities)	5.000%	4/1/21	170	181
California Statewide Communities Development Authority Revenue (Front Porch Communities)	5.000%	4/1/22	120	131
California Statewide Communities Development Authority Revenue (Front Porch Communities)	5.000%	4/1/23	200	224
California Statewide Communities Development Authority Revenue (Front Porch Communities)	5.000%	4/1/26	350	414
California Statewide Communities Development Authority Revenue (Front Porch Communities)	5.000%	4/1/27	160	191
California Statewide Communities Development Authority Revenue (Front Porch Communities)	5.000%	4/1/28	420	499
California Statewide Communities Development Authority Revenue (Front Porch Communities)	5.000%	4/1/29	470	556

California Statewide Communities Development Authority Revenue (Front Porch Communities)	4.000%	4/1/32	255	272
California Statewide Communities Development Authority Revenue (Front Porch Communities)	4.000%	4/1/34	350	368
California Statewide Communities Development Authority Revenue (Front Porch Communities)	4.000%	4/1/36	630	653
California Statewide Communities Development Authority Revenue (Front Porch Communities)	4.000%	4/1/37	650	668
California Statewide Communities Development Authority Revenue (Hooper Street LLC)	5.000%	7/1/24	500	541
California Statewide Communities Development Authority Revenue (Hooper Street LLC)	5.000%	7/1/29	900	992
California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/19	500	505
California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/20	330	344
California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/20	325	339
California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/21	305	328
California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/21	275	295
California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/22	420	463
California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/22	250	276
California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/23	300	339
California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/23	665	750
California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/24	300	345
California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/24	800	921
California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/25	300	351
California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/25	1,140	1,308
California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/26	325	386
California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/26	1,010	1,153

California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/27	2,020	2,296
California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/28	3,000	3,388
California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/29	3,000	3,380
California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/30	4,575	5,142
California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/31	4,000	4,469
California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/32	3,790	4,216
California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/33	2,500	2,769
California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/34	2,000	2,208
California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/36	590	676
California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/37	500	570
California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/38	710	806
California Statewide Communities Development Authority Revenue (Kaiser Permanente) VRDO	1.500%	3/7/19	14,300	14,300
California Statewide Communities Development Authority Revenue (Kaiser Permanente) VRDO	1.650%	3/7/19	17,000	17,000
California Statewide Communities Development Authority Revenue (Kaiser Permanente) VRDO	1.680%	3/7/19	800	800
California Statewide Communities Development Authority Revenue (Kaiser Permanente) VRDO	1.680%	3/7/19	15,775	15,775
California Statewide Communities Development Authority Revenue (Loma Linda University Medical Center)	5.000%	12/1/26	300	341
California Statewide Communities Development Authority Revenue (Loma Linda University Medical Center)	5.000%	12/1/27	1,000	1,117
California Statewide Communities Development Authority Revenue (Loma Linda University Medical Center)	5.000%	12/1/27	325	371
California Statewide Communities Development Authority Revenue (Loma Linda University Medical Center)	5.000%	12/1/28	285	323

California Statewide Communities Development Authority Revenue (Loma Linda University Medical Center)	5.250%	12/1/29	14,865	16,418
California Statewide Communities Development Authority Revenue (Marin General Hospital)	5.000%	8/1/24	150	174
California Statewide Communities Development Authority Revenue (Marin General Hospital)	5.000%	8/1/25	250	296
California Statewide Communities Development Authority Revenue (Marin General Hospital)	5.000%	8/1/26	370	443
California Statewide Communities Development Authority Revenue (Marin General Hospital)	5.000%	8/1/27	250	303
California Statewide Communities Development Authority Revenue (Marin General Hospital)	5.000%	8/1/28	300	365
California Statewide Communities Development Authority Revenue (Marin General Hospital)	5.000%	8/1/29	360	436
California Statewide Communities Development Authority Revenue (Marin General Hospital)	5.000%	8/1/30	250	300
California Statewide Communities Development Authority Revenue (Marin General Hospital)	5.000%	8/1/31	400	476
California Statewide Communities Development Authority Revenue (Marin General Hospital)	5.000%	8/1/32	480	567
California Statewide Communities Development Authority Revenue (Marin General Hospital)	5.000%	8/1/33	450	530
California Statewide Communities Development Authority Revenue (Rady Children’s Hospital - San Diego)	5.000%	8/15/20	1,400	1,468
California Statewide Communities Development Authority Revenue (Rady Children’s Hospital - San Diego)	5.000%	8/15/21	1,030	1,114
California Statewide Communities Development Authority Revenue (Rady Children’s Hospital - San Diego)	5.000%	8/15/22	765	852
California Statewide Communities Development Authority Revenue (Rady Children’s Hospital - San Diego)	5.000%	8/15/23	525	600
California Statewide Communities Development Authority Revenue (Rady Children’s Hospital - San Diego)	5.000%	8/15/24	760	890
California Statewide Communities Development Authority Revenue (Rady Children’s Hospital - San Diego)	5.000%	8/15/25	1,000	1,197
California Statewide Communities Development Authority Revenue (Rady Children’s Hospital - San Diego)	5.000%	8/15/26	1,015	1,236
California Statewide Communities Development Authority Revenue (Rady Children’s Hospital - San Diego)	5.000%	8/15/27	1,000	1,234
California Statewide Communities Development Authority Revenue (Rady Children’s Hospital - San Diego)	5.000%	8/15/28	780	974
California Statewide Communities Development Authority Revenue (Sutter Health)	5.000%	8/15/19	530	538
California Statewide Communities Development Authority Revenue (Sutter Health)	5.000%	8/15/20	500	525
California Statewide Communities Development Authority Revenue (Sutter Health)	5.000%	8/15/22	1,050	1,173

California Statewide Communities Development Authority Revenue (Sutter Health)	5.250%	8/15/31	7,500	8,123
California Statewide Communities Development Authority Revenue (Sutter Health)	5.000%	8/15/32	11,820	12,949
California Statewide Communities Development Authority Revenue (Viamonte Senior Living 1 Inc.)	5.000%	7/1/25	100	119
California Statewide Communities Development Authority Revenue (Viamonte Senior Living 1 Inc.)	5.000%	7/1/26	175	212
California Statewide Communities Development Authority Revenue (Viamonte Senior Living 1 Inc.)	5.000%	7/1/27	205	251
California Statewide Communities Development Authority Revenue (Viamonte Senior Living 1 Inc.)	5.000%	7/1/28	100	124
California Statewide Communities Development Authority Revenue (Viamonte Senior Living 1 Inc.)	5.000%	7/1/29	365	450
California Statewide Communities Development Authority Revenue (Viamonte Senior Living 1 Inc.)	5.000%	7/1/30	275	336
California Statewide Communities Development Authority Revenue (Viamonte Senior Living Project)	3.000%	7/1/25	8,000	8,131
California Statewide Communities Development Authority Revenue (Viamonte Senior Living Project)	3.000%	7/1/26	8,050	8,168
California Statewide Communities Development Authority Senior Living Revenue (Southern California Presbyterian Homes)	7.000%	11/15/29	2,000	2,062
California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/19	500	503
California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/20	500	518
California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/21	825	879
California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/22	2,515	2,741
California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/23	1,250	1,394
California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/24	1,250	1,417

California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/25		1,000	1,151
California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/26		3,410	3,983
California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/27		2,015	2,336
California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/28		5,000	5,761
California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/29		2,000	2,288
California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.125%	5/15/31		7,000	7,400
California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/32		2,475	2,776
California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/33		3,375	3,769
California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/34		1,750	1,948
California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/35		2,000	2,219
California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase IV)	5.000%	5/15/28		1,550	1,815
California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase IV)	5.000%	5/15/29		900	1,045
Campbell CA Union High School District GO	5.000%	8/1/33		2,100	2,466
Campbell CA Union High School District GO	5.000%	8/1/34		2,500	2,922
Campbell CA Union High School District GO	5.000%	8/1/35		4,000	4,655
Campbell CA Union High School District GO	5.000%	8/1/36		5,000	5,793
Campbell CA Union High School District GO	4.000%	8/1/37		5,000	5,252
Capistrano CA Unified School District Special Tax Revenue	5.000%	9/1/19	(15)	2,080	2,115
Capistrano CA Unified School District Special Tax Revenue	5.000%	9/1/21	(15)	5,225	5,311

Capistrano CA Unified School District Special Tax Revenue	4.000%	9/1/22	(15)	6,020	6,087
Capistrano CA Unified School District Special Tax Revenue	4.000%	9/1/24	(15)	6,860	6,935
Carlsbad CA Unified School District GO	4.000%	5/1/30		5,220	5,794
Carlsbad CA Unified School District GO	4.000%	5/1/32		575	625
Carlsbad CA Unified School District GO	4.000%	5/1/33		690	744
Carlsbad CA Unified School District GO	4.000%	5/1/34		685	733
Carson CA Redevelopment Agency Tax Allocation Revenue (Carson Merged & Amended Project Area)	5.000%	10/1/22		1,130	1,263
Carson CA Redevelopment Agency Tax Allocation Revenue (Carson Merged & Amended Project Area)	5.000%	10/1/23		1,170	1,341
Carson CA Redevelopment Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	10/1/19	(4)	800	816
Carson CA Redevelopment Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	10/1/20	(4)	785	828
Carson CA Redevelopment Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	10/1/21	(4)	850	924
Carson CA Redevelopment Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	10/1/22	(4)	600	671
Castro Valley CA Unified School District GO	4.000%	8/1/33		750	812
Castro Valley CA Unified School District GO	4.000%	8/1/34		750	808
Castro Valley CA Unified School District GO	4.000%	8/1/35		390	419
Centinela Valley CA Union High School District GO	4.000%	8/1/30	(4)	2,040	2,243
Centinela Valley CA Union High School District GO	4.000%	8/1/31	(4)	1,400	1,524
Centinela Valley CA Union High School District GO	4.000%	8/1/32	(4)	3,355	3,624
Centinela Valley CA Union High School District GO	4.000%	8/1/33	(4)	1,410	1,513
Centinela Valley CA Union High School District GO	4.000%	8/1/34	(4)	5,465	5,824
Central CA Unified School District GO	5.500%	8/1/19	(Prere.)	3,000	3,050
Central Valley CA Financing Authority Cogeneration Project Revenue (Carson Ice-Gen Project)	5.000%	7/1/19		765	774
Central Valley CA Financing Authority Cogeneration Project Revenue (Carson Ice-Gen Project)	5.250%	7/1/20		1,025	1,077
Cerritos CA Community College District GO	0.000%	8/1/20		500	488
Cerritos CA Community College District GO	0.000%	8/1/22		500	470
Cerritos CA Community College District GO	0.000%	8/1/23		500	459
Cerritos CA Community College District GO	4.000%	8/1/30		3,480	3,740
Cerritos CA Community College District GO	4.000%	8/1/32		2,260	2,392
Chabot-Las Positas CA Community College District GO	2.000%	8/1/19		1,000	1,003
Chabot-Las Positas CA Community College District GO	3.000%	8/1/20		1,500	1,534
Chabot-Las Positas CA Community College District GO	5.000%	8/1/20		525	552

Chabot-Las Positas CA Community College District GO	5.000%	8/1/23		2,225	2,555
Chabot-Las Positas CA Community College District GO	5.000%	8/1/27		2,525	2,870
Chabot-Las Positas CA Community College District GO	5.000%	8/1/30		7,500	8,470
Chabot-Las Positas CA Community College District GO	5.000%	8/1/31		7,500	8,456
Chabot-Las Positas CA Community College District GO	5.000%	8/1/32		13,000	14,645
Chabot-Las Positas CA Community College District GO	4.000%	8/1/33		575	623
Chabot-Las Positas CA Community College District GO	4.000%	8/1/33		250	270
Chabot-Las Positas CA Community College District GO	4.000%	8/1/34		625	673
Chabot-Las Positas CA Community College District GO	4.000%	8/1/34		9,940	10,655
Chabot-Las Positas CA Community College District GO	4.000%	8/1/35		600	643
Chaffey CA Community College District GO	5.000%	6/1/32		4,950	5,721
Chaffey CA Union High School District GO	0.000%	8/1/20		400	391
Chaffey CA Union High School District GO	0.000%	8/1/21		500	480
Chaffey CA Union High School District GO	0.000%	8/1/22		500	470
Chaffey CA Union High School District GO	0.000%	8/1/23		600	551
Chaffey CA Union High School District GO	0.000%	8/1/24		500	448
Chaffey CA Union High School District GO	0.000%	8/1/25		655	563
Chaffey CA Union High School District GO	0.000%	8/1/26		1,430	1,179
Chaffey CA Union High School District GO	0.000%	8/1/28		2,000	1,502
Chico CA Unified School District GO	3.000%	8/1/19		1,500	1,510
Chico CA Unified School District GO	4.000%	8/1/20		1,330	1,379
Chico CA Unified School District GO	4.000%	8/1/21		1,200	1,271
Chico CA Unified School District GO	4.000%	8/1/22		410	444
Chico CA Unified School District GO	4.000%	8/1/23		450	497
Chico CA Unified School District GO	5.000%	8/1/29		210	248
Chico CA Unified School District GO	5.000%	8/1/30		330	389
Chico CA Unified School District GO	5.000%	8/1/31		425	499
Chico CA Unified School District GO	5.000%	8/1/32		385	451
Chico CA Unified School District GO	5.000%	8/1/33		750	876
Chico CA Unified School District GO	4.000%	8/1/36		2,025	2,122
Chico CA Unified School District GO	4.000%	8/1/37		2,200	2,291
Chino CA Public Financing Authority Special Tax Revenue	5.000%	9/1/24	(4)	675	780
Chino CA Public Financing Authority Special Tax Revenue	5.000%	9/1/25	(4)	1,000	1,177
Chino CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/20	(15)	625	659
Chino CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/27	(15)	1,195	1,375
Chino CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/30	(15)	1,170	1,325
Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/19		2,265	2,304
Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/20		1,185	1,247
Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/21		2,500	2,692

	Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/23		2,615	2,955
	Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.250%	9/1/24		3,225	3,677
	Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.500%	9/1/25		3,495	4,020
	Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.500%	9/1/26		3,685	4,222
	Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.500%	9/1/27		970	1,107
3	Citrus CA Community College District GO, 5.000% coupon rate effective 2/1/2023	0.000%	8/1/33		1,000	915
3	Citrus CA Community College District GO, 5.000% coupon rate effective 2/1/2023	0.000%	8/1/35		3,150	2,863
	Clovis CA Unified School District GO	0.000%	8/1/30	(14)	12,330	8,646
	Clovis CA Unified School District GO	0.000%	8/1/32		4,185	2,654
	Clovis CA Unified School District GO	0.000%	8/1/33		2,700	1,633
	Clovis CA Unified School District GO	0.000%	8/1/34		2,000	1,148
	Clovis CA Unified School District GO	0.000%	8/1/35		2,775	1,516
	Clovis CA Wastewater System Revenue	5.000%	8/1/27	(15)	1,090	1,341
	Clovis CA Wastewater System Revenue	5.000%	8/1/28	(15)	1,000	1,225
	Clovis CA Wastewater System Revenue	5.000%	8/1/31	(15)	1,380	1,654
	Clovis CA Wastewater System Revenue	5.000%	8/1/33	(15)	1,780	2,113
	Clovis CA Wastewater System Revenue	5.000%	8/1/34	(15)	1,000	1,181
	Clovis CA Wastewater System Revenue	5.000%	8/1/35	(15)	1,000	1,177
	Clovis CA Wastewater System Revenue	5.000%	8/1/36	(15)	2,115	2,477
	Clovis CA Wastewater System Revenue	5.000%	8/1/37	(15)	1,245	1,450
1	Coachella Valley CA Unified School District TOB VRDO	1.890%	3/7/19	(15)	7,500	7,500
	Coast CA Community College District GO	0.000%	8/1/33		8,000	4,706
	Coast CA Community College District GO	5.000%	8/1/33		3,000	3,505
	Colton CA Joint Unified School District GO	5.000%	8/1/23	(4)	765	876
	Colton CA Joint Unified School District GO	5.000%	8/1/25	(4)	1,000	1,139
	Colton CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/19		1,040	1,055
	Colton CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/20	(15)	1,230	1,292
	Colton CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/22	(15)	1,215	1,348
	Commerce CA Community Development Commission Successor Agency Tax Allocation Revenue	5.000%	8/1/20		915	960
	Commerce CA Community Development Commission Successor Agency Tax Allocation Revenue	5.000%	8/1/21		500	539
	Commerce CA Community Development Commission Successor Agency Tax Allocation Revenue	5.000%	8/1/22		335	372
	Commerce CA Community Development Commission Successor Agency Tax Allocation Revenue	5.000%	8/1/23	(4)	605	688
	Commerce CA Community Development Commission Successor Agency Tax Allocation Revenue	5.000%	8/1/29	(4)	1,595	1,874
	Conejo Valley CA Unified School District GO	0.000%	8/1/21	(4)	2,000	1,914
	Conejo Valley CA Unified School District GO	0.000%	8/1/22	(4)	2,750	2,576
	Conejo Valley CA Unified School District GO	0.000%	8/1/23	(4)	2,500	2,282

Conejo Valley CA Unified School District GO	0.000%	8/1/24	(4)	3,000	2,661
Conejo Valley CA Unified School District GO	0.000%	8/1/25	(4)	3,380	2,876
Conejo Valley CA Unified School District GO	0.000%	8/1/26	(4)	3,500	2,847
Conejo Valley CA Unified School District GO	0.000%	8/1/27	(4)	3,000	2,323
Conejo Valley CA Unified School District GO	0.000%	8/1/28	(4)	2,290	1,683
Contra Costa CA Community College District GO	5.000%	8/1/24		4,140	4,618
Contra Costa CA Community College District GO	4.000%	8/1/29		2,350	2,509
Contra Costa CA Community College District GO	5.000%	8/1/32		3,000	3,389
Contra Costa CA Community College District GO	5.000%	8/1/33		4,000	4,515
Contra Costa CA Transportation Authority Sales Tax Revenue	5.000%	3/1/30		2,000	2,430
Contra Costa CA Transportation Authority Sales Tax Revenue	5.000%	3/1/31		1,285	1,547
Contra Costa CA Transportation Authority Sales Tax Revenue	5.000%	3/1/32		1,600	1,796
Contra Costa CA Transportation Authority Sales Tax Revenue	5.000%	3/1/32		2,010	2,403
Contra Costa CA Transportation Authority Sales Tax Revenue	5.000%	3/1/33		1,800	2,019
Contra Costa CA Transportation Authority Sales Tax Revenue	5.000%	3/1/33		6,060	7,195
Contra Costa CA Transportation Authority Sales Tax Revenue	5.000%	3/1/34		5,665	6,694
Contra Costa County CA Public Financing Authority Lease Revenue	3.000%	6/1/20		1,000	1,020
Contra Costa County CA Public Financing Authority Lease Revenue	5.000%	6/1/20		800	836
Contra Costa County CA Public Financing Authority Lease Revenue	5.000%	6/1/21		800	862
Contra Costa County CA Public Financing Authority Lease Revenue	5.000%	6/1/22		600	667
Contra Costa County CA Public Financing Authority Lease Revenue	5.000%	6/1/23		1,130	1,291
Contra Costa County CA Public Financing Authority Lease Revenue	5.000%	6/1/23		2,410	2,754
Corona-Norco CA School District Public Financing Authority Special Tax Revenue	5.000%	9/1/21		500	540
Corona-Norco CA School District Public Financing Authority Special Tax Revenue	5.000%	9/1/23		500	569
Corona-Norco CA Unified School District GO	0.000%	8/1/20	(12)	1,825	1,783
Corona-Norco CA Unified School District GO	0.000%	8/1/21	(12)	2,010	1,928
Corona-Norco CA Unified School District GO	0.000%	8/1/22	(12)	1,700	1,597
Corona-Norco CA Unified School District GO	0.000%	8/1/23	(12)	1,000	918
Corona-Norco CA Unified School District GO	0.000%	8/1/25	(12)	1,325	1,157
Corona-Norco CA Unified School District GO	0.000%	8/1/26	(12)	1,530	1,294
Corona-Norco CA Unified School District GO	0.000%	8/1/27	(12)	1,500	1,228
Corona-Norco CA Unified School District GO	0.000%	8/1/28	(12)	1,290	1,021
Corona-Norco CA Unified School District GO	4.000%	8/1/33		2,525	2,712
Corona-Norco CA Unified School District GO	4.000%	8/1/33		2,000	2,148
Corona-Norco CA Unified School District GO	4.000%	8/1/34		2,000	2,134
Corona-Norco CA Unified School District GO	4.000%	8/1/34		3,000	3,201

	Corona-Norco CA Unified School District Special Tax Revenue (Community Facilities District No. 98-1)	5.000%	9/1/23		1,145	1,309
	Corona-Norco CA Unified School District Special Tax Revenue (Community Facilities District No. 98-1)	5.000%	9/1/24		1,325	1,511
	Corona-Norco CA Unified School District Special Tax Revenue (Community Facilities District No. 98-1)	5.000%	9/1/25		2,525	2,875
	Corona-Norco CA Unified School District Special Tax Revenue (Community Facilities District No. 98-1)	5.000%	9/1/27		1,000	1,135
	Corona-Norco CA Unified School District Special Tax Revenue (Community Facilities District No. 98-1)	5.000%	9/1/28		1,590	1,802
1	Cotati-Rohnert Park CA Unified School District GO TOB VRDO	1.790%	3/7/19	(15)	11,000	11,000
	Covina-Valley CA Unified School District GO	5.000%	8/1/29		2,000	2,257
	Covina-Valley CA Unified School District GO	5.000%	8/1/30		2,250	2,530
	Cupertino CA Union School District GO	5.000%	8/1/25		2,835	3,253
	Cupertino CA Union School District GO	5.000%	8/1/32		480	569
	Cupertino CA Union School District GO	5.000%	8/1/33		545	644
	Cupertino CA Union School District GO	5.000%	8/1/34		245	287
	Del Mar CA Race Track Authority Revenue	4.000%	10/1/21		1,380	1,430
	Del Mar CA Race Track Authority Revenue	5.000%	10/1/24		1,585	1,782
	Del Mar CA Race Track Authority Revenue	5.000%	10/1/26		1,745	1,944
	Del Mar CA Race Track Authority Revenue	5.000%	10/1/27		1,835	2,028
	Del Mar CA Race Track Authority Revenue	5.000%	10/1/29		1,010	1,104
	Desert CA Community College District GO	5.000%	8/1/20		1,760	1,849
	Desert Sands CA Unified School District GO	5.000%	8/1/35		1,000	1,171
	Desert Sands CA Unified School District GO	4.000%	8/1/36		1,440	1,523
	Desert Sands CA Unified School District GO	4.000%	8/1/37		1,500	1,580
	Desert Sands CA Unified School District GO	4.000%	8/1/38		1,500	1,575
	Dublin-San Ramon CA Services District Water Revenue	5.000%	8/1/26		425	519
	Dublin-San Ramon CA Services District Water Revenue	5.000%	8/1/29		550	674
	Dublin-San Ramon CA Services District Water Revenue	5.000%	8/1/31		1,000	1,205
	Dublin-San Ramon CA Services District Water Revenue	5.000%	8/1/33		1,300	1,548
	Dublin-San Ramon CA Services District Water Revenue	5.000%	8/1/34		900	1,065
	Dublin-San Ramon CA Services District Water Revenue	5.000%	8/1/35		670	790
	Dublin-San Ramon CA Services District Water Revenue	5.000%	8/1/36		1,505	1,765
	Dublin-San Ramon CA Services District Water Revenue	5.000%	8/1/37		1,100	1,283
	East Bay CA Municipal Utility District Wastewater System Revenue	5.000%	6/1/35		8,455	9,736
	East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/20	(Prere.)	16,020	16,729
	East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/20	(Prere.)	2,005	2,094
	East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/25		6,425	7,759

	East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/31		3,975	4,648
	East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/32		4,015	4,672
	East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/34		1,855	2,144
	East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/35		3,155	3,635
	East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/35		8,170	9,656
	East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/36		8,050	9,475
	East Bay CA Regional Park District GO	5.000%	9/1/19	(Prere.)	4,030	4,101
	East Bay CA Regional Park District GO	5.000%	9/1/28		385	392
	East Side CA Union High School District Santa Clara County GO	5.000%	8/1/29		6,070	6,877
	East Side CA Union High School District Santa Clara County GO	4.000%	8/1/33		1,425	1,527
	Eastern California Municipal Water District Water & Sewer	5.000%	7/1/29		2,700	3,254
	Eastern California Municipal Water District Water & Sewer	5.000%	7/1/30		2,600	3,098
	Eastern California Municipal Water District Water & Sewer	5.000%	7/1/31		5,055	5,972
	Eastern California Municipal Water District Water & Sewer	5.000%	7/1/32		5,130	6,029
	Eastern California Municipal Water District Water & Sewer	5.000%	7/1/33		5,000	5,861
	Eastern California Municipal Water District Water & Wastewater Revenue	5.000%	7/1/22		1,035	1,155
	Eastern California Municipal Water District Water & Wastewater Revenue	5.000%	7/1/24		1,010	1,192
	Eastern California Municipal Water District Water & Wastewater Revenue	5.000%	7/1/25		1,025	1,238
	Eastern California Municipal Water District Water & Wastewater Revenue	5.000%	7/1/26		1,050	1,294
	Eastern California Municipal Water District Water & Wastewater Revenue	5.000%	7/1/27		2,455	3,007
	Eastern California Municipal Water District Water & Wastewater Revenue	5.000%	7/1/28		1,890	2,301
	Eastern California Municipal Water District Water & Wastewater Revenue	5.000%	7/1/29		3,650	4,416
	Eastern California Municipal Water District Water & Wastewater Revenue	5.000%	7/1/31		3,030	3,614
	Eastern California Municipal Water District Water & Wastewater Revenue	5.000%	7/1/32		2,525	2,994
	Eastern California Municipal Water District Water & Wastewater Revenue	5.000%	7/1/33		3,750	4,418
	Eastern California Municipal Water District Water & Wastewater Revenue	5.000%	7/1/35		4,970	5,802
	Eastern California Municipal Water District Water & Wastewater Revenue	5.000%	7/1/36		2,310	2,683
2	Eastern California Municipal Water District Water & Wastewater Revenue PUT, SIFMA Municipal Swap Index Yield + 0.250%	1.990%	10/1/21		12,000	12,001
	Eastern California Municipal Water District Water & Wastewater Revenue VRDO	1.550%	3/1/19		25,775	25,775

El Camino CA Community College District GO	0.000%	8/1/29		8,085	6,176
El Camino CA Community College District GO	0.000%	8/1/32		10,000	6,687
El Camino CA Community College District GO	0.000%	8/1/33		3,500	2,233
El Camino CA Community College District GO	5.000%	8/1/34		1,100	1,284
El Camino CA Community College District GO	5.000%	8/1/36		1,400	1,619
El Camino CA Healthcare District GO	4.000%	8/1/33		3,035	3,275
El Dorado CA Irrigation District Revenue	4.500%	3/1/19	(4)	1,000	1,000
El Dorado CA Irrigation District Revenue	4.500%	3/1/19	(4)(ETM)	1,000	1,000
El Dorado CA Irrigation District Revenue	4.750%	3/1/20	(4)	1,500	1,550
El Dorado CA Irrigation District Revenue	5.000%	3/1/21	(4)	2,280	2,443
El Dorado CA Irrigation District Revenue	5.000%	3/1/28	(4)	1,500	1,727
El Dorado CA Irrigation District Revenue	5.000%	3/1/34	(4)	5,460	6,193
El Dorado County CA Community Facilities District No. 92-1 Special Tax Revenue	5.000%	9/1/21		2,000	2,164
Elk Grove CA Finance Authority Special Tax Revenue	4.000%	9/1/19		655	663
Elk Grove CA Finance Authority Special Tax Revenue	4.000%	9/1/20		560	581
Elk Grove CA Finance Authority Special Tax Revenue	5.000%	9/1/21		465	502
Elk Grove CA Finance Authority Special Tax Revenue	5.000%	9/1/22		425	472
Elk Grove CA Finance Authority Special Tax Revenue	5.000%	9/1/33	(15)	2,000	2,302
Elk Grove CA Finance Authority Special Tax Revenue	5.000%	9/1/34	(15)	3,970	4,547
Elk Grove CA Finance Authority Special Tax Revenue	5.000%	9/1/35	(15)	3,735	4,270
Elk Grove CA Unified School District COP	3.000%	2/1/37	(15)	700	637
Elk Grove CA Unified School District GO	5.000%	8/1/30		1,635	1,939
Elk Grove CA Unified School District GO	5.000%	8/1/31		1,940	2,282
Elk Grove CA Unified School District GO	3.000%	8/1/34		2,910	2,859
Encinitas CA Community Facilities District No. 1 Special Tax Revenue	5.000%	9/1/28		1,000	1,086
Encinitas CA Community Facilities District No. 1 Special Tax Revenue	5.000%	9/1/29		800	867
Escondido CA GO	5.000%	9/1/22		755	846
Escondido CA GO	5.000%	9/1/23		2,030	2,336
Escondido CA GO	5.000%	9/1/24		825	973
Escondido CA GO	5.000%	9/1/25		1,000	1,206
Evergreen CA School District Election GO	4.000%	8/1/34		1,070	1,142
Evergreen CA School District Election GO	4.000%	8/1/35		335	361
Evergreen CA School District Election GO	4.000%	8/1/36		1,870	1,976
Evergreen CA School District Election GO	4.000%	8/1/37		1,050	1,118
Folsom Ranch CA Financing Authority Special Tax Revenue	5.000%	9/1/27		1,000	1,127
Folsom Ranch CA Financing Authority Special Tax Revenue	5.000%	9/1/32		1,820	2,046
Fontana CA Community Facilities District No. 22 Special Tax Revenue (Sierra Hills South)	5.000%	9/1/26		1,725	1,910
Fontana CA Community Facilities District No. 22 Special Tax Revenue (Sierra Hills South)	5.000%	9/1/27		1,810	1,997
Fontana CA Community Facilities District No. 22 Special Tax Revenue (Sierra Hills South)	5.000%	9/1/28		1,900	2,087
Foothill-De Anza CA Community College District GO	0.000%	8/1/32	(14)	17,000	11,323

	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	0.000%	1/15/20	(4)	3,930	3,865
	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	0.000%	1/15/21	(4)	4,115	3,962
	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	0.000%	1/15/22	(4)	12,255	11,526
	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	0.000%	1/15/23	(4)	16,430	15,064
	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	0.000%	1/15/24	(4)	1,880	1,675
	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	6.250%	1/15/33		5,000	5,762
	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue PUT	5.000%	1/15/20		22,880	23,137
	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue PUT	5.500%	1/15/23		25,455	28,141
3	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue, 5.300% coupon rate effective 1/15/2024	0.000%	1/15/29	(4)	2,000	1,922
3	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue, 5.500% coupon rate effective 1/15/2024	0.000%	1/15/31	(4)	1,000	984
3	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue, 5.700% coupon rate effective 1/15/2024	0.000%	1/15/25		2,130	1,883
3	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue, 5.800% coupon rate effective 1/15/2024	0.000%	1/15/26		3,000	2,696
3	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue, 5.900% coupon rate effective 1/15/2024	0.000%	1/15/27		5,000	4,548
	Fountain Valley CA School District GO	3.000%	8/1/34		1,260	1,234
	Franklin-McKinley CA School District GO	0.000%	8/1/32	(4)	3,000	1,882
	Franklin-McKinley CA School District GO	0.000%	8/1/35	(4)	1,840	996
	Fremont CA Unified School District GO	4.000%	8/1/29		1,070	1,166
	Fremont CA Unified School District GO	4.000%	8/1/30		1,415	1,532
	Fremont CA Unified School District GO	4.000%	8/1/31		1,790	1,919
	Fremont CA Unified School District GO	4.000%	8/1/32		2,195	2,335
	Fremont CA Unified School District GO	4.000%	8/1/33		2,630	2,776
	Fremont CA Unified School District GO	4.000%	8/1/34		3,105	3,262
	Fremont CA Union High School District GO	4.000%	8/1/32		1,000	1,066
	Fremont CA Union High School District GO	4.000%	8/1/34		2,085	2,205
	Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/19		1,130	1,133
	Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/20		1,000	1,033
	Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/21		3,750	3,997
	Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/22	(4)	505	555
	Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/23	(4)	2,420	2,727
	Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/24	(4)	1,680	1,935
	Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/25	(4)	1,600	1,869

Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/26	(4)	1,650	1,959
Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/27	(4)	1,315	1,579
Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/28	(4)	1,400	1,671
Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/29	(4)	1,025	1,216
Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/30	(4)	695	818
Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/31	(4)	3,020	3,522
Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/32	(4)	1,500	1,742
Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/34	(4)	2,445	2,804
Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/36	(4)	2,055	2,332
Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/37	(4)	1,200	1,355
Fresno CA Sewer Revenue	5.000%	9/1/24	(12)	140	140
Fullerton CA Community Facilities District No. 1 Special Tax Revenue (Amerige Heights)	5.000%	9/1/26		1,000	1,093
Fullerton CA Community Facilities District No. 1 Special Tax Revenue (Amerige Heights)	5.000%	9/1/32		1,600	1,745
Gavilan CA Joint Community College District GO	5.000%	8/1/32		4,200	4,877
Gilroy CA School Facilities Finance Authority Revenue	5.000%	8/1/33		2,400	2,695
Glendale CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Central Glendale Redevelopment Project)	4.000%	12/1/22	(15)	1,575	1,714
Glendale CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Central Glendale Redevelopment Project)	4.000%	12/1/23	(15)	2,340	2,586
Glendale CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Central Glendale Redevelopment Project)	5.000%	12/1/24	(15)	1,605	1,888
Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/19		2,000	2,016
Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/19		5,640	5,685
Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/20		1,835	1,910
Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/20		3,355	3,484
Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/21		1,000	1,072
Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/21		5,875	6,300
Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/21		2,785	2,964
Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/22		10,020	11,036
Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/22		3,670	3,992

	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/23		7,500	8,307
	Golden State Tobacco Securitization Corp. California Revenue	0.000%	6/1/24	(2)	4,800	4,305
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/24		11,505	12,838
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/25		8,545	9,672
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/26		17,325	19,831
	Golden State Tobacco Securitization Corp. California Revenue	0.000%	6/1/27	(2)	6,500	5,270
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/27		14,810	17,086
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/28		4,285	4,906
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/29		500	568
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/29		8,480	9,434
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/30		19,750	22,523
	Golden State Tobacco Securitization Corp. California Revenue	4.000%	6/1/31		3,740	3,983
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/32		4,605	5,173
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/32		2,160	2,447
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/33		9,625	10,862
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/33		2,770	3,098
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/34		11,200	12,592
	Golden State Tobacco Securitization Corp. California Revenue	4.000%	6/1/35		1,170	1,218
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/35		3,605	4,039
	Golden State Tobacco Securitization Corp. California Revenue	3.500%	6/1/36		29,000	28,817
1	Golden State Tobacco Securitization Corp. California Revenue TOB VRDO	1.840%	3/7/19	LOC	11,350	11,350
	Grossmont CA Union High School District GO	5.000%	8/1/22		1,275	1,424
	Grossmont CA Union High School District GO	0.000%	2/1/25	(4)	1,400	1,240
	Grossmont CA Union High School District GO	0.000%	8/1/26	(4)	2,040	1,691
	Grossmont CA Union High School District GO	0.000%	8/1/27	(4)	2,825	2,228
	Grossmont CA Union High School District GO	0.000%	8/1/28		3,210	2,511
	Grossmont CA Union High School District GO	0.000%	8/1/28	(4)	2,905	2,170
	Grossmont CA Union High School District GO	0.000%	8/1/29		6,965	5,256
	Grossmont CA Union High School District GO	4.000%	8/1/33		10,000	10,703
	Grossmont-Cuyamaca CA Community College District GO	0.000%	8/1/25	(12)	14,010	12,098
	Grossmont-Cuyamaca CA Community College District GO	0.000%	8/1/28	(12)	21,875	16,956
	Grossmont-Cuyamaca CA Community College District GO	5.000%	8/1/34		505	605

	Grossmont-Cuyamaca CA Community College District GO	5.000%	8/1/35		500	596
	Grossmont-Cuyamaca CA Community College District GO	5.000%	8/1/36		1,150	1,363
	Grossmont-Cuyamaca CA Community College District GO	5.000%	8/1/37		1,175	1,382
	Grossmont-Cuyamaca CA Community College District GO	5.000%	8/1/38		1,350	1,579
	Hanford CA Joint Union High School District Revenue	5.000%	8/1/26	(4)	1,420	1,688
	Hanford CA Joint Union High School District Revenue	5.000%	8/1/28	(4)	2,575	3,025
	Hanford CA Joint Union High School District Revenue	5.000%	8/1/29	(4)	2,390	2,792
	Hanford CA Joint Union High School District Revenue	5.000%	8/1/31	(4)	2,385	2,760
	Hartnell CA Community College GO	5.000%	8/1/21		525	569
	Hartnell CA Community College GO	5.000%	8/1/22		525	587
	Hayward CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/27		2,000	2,405
	Hayward CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/33		1,205	1,396
	Hayward CA Unified School District GO	0.000%	8/1/26	(4)	640	531
	Hayward CA Unified School District GO	5.000%	8/1/30	(4)	3,465	3,969
	Hayward CA Unified School District GO	5.000%	8/1/30	(4)	4,930	5,647
	Hayward CA Unified School District GO	5.000%	8/1/31	(4)	1,500	1,713
	Hayward CA Unified School District GO	5.000%	8/1/32	(4)	4,240	4,828
	Hayward CA Unified School District GO	5.000%	8/1/32	(4)	1,700	1,936
	Hayward CA Unified School District GO	5.000%	8/1/33	(4)	3,045	3,459
	Hayward CA Unified School District GO	5.000%	8/1/33	(4)	6,130	6,964
5	Hayward CA Unified School District GO	4.000%	8/1/35	(15)	1,830	1,960
5	Hayward CA Unified School District GO	4.000%	8/1/36	(15)	1,535	1,634
5	Hayward CA Unified School District GO	4.000%	8/1/37	(15)	1,355	1,432
5	Hayward CA Unified School District GO	4.000%	8/1/38	(15)	1,640	1,723
	Hemet CA Unified School District Financing Authority Special Tax Revenue	4.000%	9/1/19		350	353
	Hemet CA Unified School District Financing Authority Special Tax Revenue	4.000%	9/1/20		250	257
	Hemet CA Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/21		175	186
	Hemet CA Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/22		500	542
	Hemet CA Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/23		500	549
	Hemet CA Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/24		615	683
	Hemet CA Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/25		385	429
	Hemet CA Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/27		950	1,046
	Hemet CA Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/29		1,255	1,366
	Hemet CA Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/32		550	594
	Hemet CA Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/33		580	625

Hemet CA Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/34		360	386
Hollister CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/27	(15)	1,000	1,156
Hollister CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/28	(15)	1,235	1,418
Huntington Beach CA Union High School District GO	0.000%	8/1/34	(4)(3)	5,000	2,964
Imperial CA Community College District GO	0.000%	8/1/22	(15)	175	164
Imperial CA Community College District GO	0.000%	8/1/23	(15)	250	229
Imperial CA Community College District GO	0.000%	8/1/24	(15)	500	447
Imperial CA Community College District GO	0.000%	8/1/25	(15)	725	628
Imperial CA Community College District GO	0.000%	8/1/26	(15)	1,005	838
Imperial CA Community College District GO	0.000%	8/1/27	(15)	1,580	1,261
Imperial CA Community College District GO	0.000%	8/1/28	(15)	1,885	1,437
Imperial CA Community College District GO	0.000%	8/1/29	(15)	2,000	1,453
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/20		1,000	1,059
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/21		1,000	1,093
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/22		1,250	1,409
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/22		525	592
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/23		1,500	1,737
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/24		1,025	1,215
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/24		670	795
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/25		1,310	1,587
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/26		2,265	2,788
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/27		500	604
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/28		615	736
Imperial CA Irrigation District Electric Revenue	4.000%	11/1/32		2,500	2,699
Imperial CA Irrigation District Electric Revenue	4.000%	11/1/33		3,000	3,218
Imperial County CA Local Transportation Authority Sales Tax Revenue	4.000%	6/1/33	(4)	1,365	1,480
Imperial County CA Local Transportation Authority Sales Tax Revenue	4.000%	6/1/34	(4)	1,470	1,580
Indian Wells CA Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	9/1/19	(4)	1,225	1,241
Indian Wells CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/20	(4)	1,285	1,354
Indian Wells CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/21	(4)	1,615	1,746
Indian Wells CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/22	(4)	1,195	1,329
Indian Wells CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/23	(4)	750	855
Indian Wells CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/24	(4)	610	711
Inglewood CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	5/1/21	(15)	515	551
Inglewood CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	5/1/22	(15)	385	424
Inglewood CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	5/1/23	(15)	1,130	1,276
Inglewood CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	5/1/25	(15)	1,600	1,884
Inglewood CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	5/1/27	(15)	500	606
Inglewood CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	5/1/29	(15)	1,215	1,451

Inglewood CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	5/1/30	(15)	1,000	1,181
Irvine CA Reassessment District No. 12-1 Improvement Revenue	4.000%	9/2/19		2,000	2,025
Irvine CA Reassessment District No. 12-1 Improvement Revenue	4.000%	9/2/20		2,425	2,511
Irvine CA Reassessment District No. 12-1 Improvement Revenue	4.000%	9/2/21		1,750	1,849
Irvine CA Reassessment District No. 12-1 Improvement Revenue	5.000%	9/2/23		400	444
Irvine CA Reassessment District No. 13-1 Improvement Revenue	5.000%	9/2/20		350	368
Irvine CA Reassessment District No. 13-1 Improvement Revenue	5.000%	9/2/22		1,125	1,256
Irvine CA Reassessment District No. 15-1 Improvement Revenue	5.000%	9/2/22		1,000	1,116
Irvine CA Reassessment District No. 15-2 Improvement Revenue	4.000%	9/2/20		750	771
Irvine CA Reassessment District No. 15-2 Improvement Revenue	5.000%	9/2/21		675	721
Irvine CA Reassessment District No. 15-2 Improvement Revenue	5.000%	9/2/22		650	708
Irvine CA Reassessment District No. 15-2 Improvement Revenue	5.000%	9/2/23		800	888
Irvine CA Reassessment District No. 15-2 Improvement Revenue	5.000%	9/2/24		850	956
Irvine CA Reassessment District No. 15-2 Improvement Revenue	5.000%	9/2/25		450	511
Irvine CA Reassessment District No. 15-2 Improvement Revenue	5.000%	9/2/26		800	903
Irvine CA Reassessment District No. 85-7A Improvement Revenue VRDO	1.450%	3/1/19	LOC	8,347	8,347
Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue	5.000%	9/1/21		1,500	1,596
Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue	5.000%	9/1/23		1,150	1,275
Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue	5.000%	9/1/24		1,225	1,382
Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue	5.000%	9/1/26		1,300	1,504
Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue	5.000%	9/1/28		525	609
Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue	5.000%	9/1/30		385	440
Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue	5.000%	9/1/31		200	227
Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue	5.000%	9/1/32		525	592

Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue	5.000%	9/1/32		450	508
Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue	5.000%	9/1/33		250	281
Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue	5.000%	9/1/33		1,090	1,226
Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue	5.000%	9/1/35		510	569
Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue	5.000%	9/1/36		350	389
Irvine Ranch CA Water District COP	5.000%	3/1/32		3,630	4,307
Irvine Ranch CA Water District COP	5.000%	3/1/33		2,790	3,289
Irvine Ranch CA Water District COP	5.000%	3/1/34		1,300	1,526
Irvine Ranch CA Water District COP	5.000%	3/1/36		1,000	1,164
Irvine Ranch CA Water District Revenue	5.000%	2/1/33		1,000	1,185
Irvine Ranch CA Water District Revenue	5.000%	2/1/34		2,000	2,361
Irvine Ranch CA Water District Revenue	5.000%	2/1/35		2,500	2,939
Irvine Ranch CA Water District Revenue	5.000%	2/1/36		2,665	3,117
Jefferson CA Union High School District GO	5.000%	8/1/19	(15)	625	634
Jefferson CA Union High School District GO	5.000%	8/1/20	(15)	500	525
Jefferson CA Union High School District GO	5.000%	8/1/21	(15)	500	542
Jefferson CA Union High School District GO	5.000%	8/1/22	(15)	700	782
Jefferson CA Union High School District GO	5.000%	8/1/23	(15)	1,035	1,186
Jefferson CA Union High School District GO	5.000%	8/1/24	(15)	875	1,029
Jefferson CA Union High School District GO	5.000%	8/1/25	(15)	880	1,058
Jurupa CA Public Financing Authority Special Tax Revenue	4.000%	9/1/19		1,095	1,109
Jurupa CA Public Financing Authority Special Tax Revenue	4.000%	9/1/20		1,385	1,432
Jurupa CA Public Financing Authority Special Tax Revenue	5.000%	9/1/21		500	540
Jurupa CA Public Financing Authority Special Tax Revenue	5.000%	9/1/22		1,535	1,704
Jurupa CA Public Financing Authority Special Tax Revenue	5.000%	9/1/23		1,365	1,552
Jurupa CA Public Financing Authority Special Tax Revenue	5.000%	9/1/24		620	719
Jurupa CA Public Financing Authority Special Tax Revenue	5.000%	9/1/25		1,725	2,034
Kaweah CA Delta Health Care District Revenue	5.000%	6/1/19		3,415	3,440
Kaweah CA Delta Health Care District Revenue	5.000%	6/1/20		1,585	1,645
Kaweah CA Delta Health Care District Revenue	5.000%	6/1/21		3,755	4,009
Kaweah CA Delta Health Care District Revenue	5.000%	6/1/22		3,950	4,335
Kaweah CA Delta Health Care District Revenue	4.000%	6/1/36		4,930	5,014
La Quinta CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/23		750	863
La Quinta CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/24		1,250	1,430
La Quinta CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/25		1,250	1,424
La Quinta CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/28		1,000	1,164

La Quinta CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/29		1,000	1,162
La Quinta CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/30		1,500	1,690
La Quinta CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/31		2,095	2,355
La Quinta CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/32		1,515	1,748
La Quinta CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/34		1,050	1,205
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/23		300	322
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/24		310	331
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/25		550	585
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/29		750	783
Lancaster CA Redevelopment Agency Successor Agency Tax Allocation Revenue	3.000%	8/1/19		500	503
Lancaster CA Redevelopment Agency Successor Agency Tax Allocation Revenue	3.000%	8/1/20		750	765
Lancaster CA Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/21		625	658
Lancaster CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/22		575	636
Lancaster CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/23	(4)	425	483
Lancaster CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/24	(4)	435	506
Lancaster CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/25	(4)	600	713
Lancaster CA Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/26	(4)	1,355	1,535
Lancaster CA Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/27	(4)	2,100	2,353
Lancaster CA Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/28	(4)	1,850	2,056
Lancaster CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/29	(4)	890	1,054
Lancaster CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/30	(4)	1,000	1,175
Lancaster CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/33	(4)	1,200	1,386
Lee Lake CA Public Financing Authority Revenue	5.000%	9/1/21		1,810	1,956
Lee Lake CA Public Financing Authority Revenue	5.000%	9/1/23		2,190	2,502
Liberty CA Union High School District GO	4.000%	8/1/30		750	838
Liberty CA Union High School District GO	4.000%	8/1/31		565	623
Lincoln CA Special Tax Revenue (Lincoln Crossing Project)	4.000%	9/1/21		650	688
Lincoln CA Special Tax Revenue (Lincoln Crossing Project)	4.000%	9/1/22		450	486
Lincoln CA Special Tax Revenue (Lincoln Crossing Project)	4.000%	9/1/23		450	495
Lincoln CA Special Tax Revenue (Lincoln Crossing Project)	4.000%	9/1/24		600	669
Lincoln CA Special Tax Revenue (Lincoln Crossing Project)	5.000%	9/1/25		550	655

Lincoln CA Special Tax Revenue (Lincoln Crossing Project)	5.000%	9/1/26	(4)	1,000	1,211
Lincoln CA Special Tax Revenue (Lincoln Crossing Project)	5.000%	9/1/27	(4)	1,025	1,256
Lincoln CA Special Tax Revenue (Lincoln Crossing Project)	5.000%	9/1/28	(4)	1,250	1,543
Lincoln CA Special Tax Revenue (Lincoln Crossing Project)	5.000%	9/1/29	(4)	2,325	2,839
Lincoln CA Special Tax Revenue (Lincoln Crossing Project)	5.000%	9/1/30	(4)	2,225	2,681
Lincoln CA Special Tax Revenue (Lincoln Crossing Project)	5.000%	9/1/31	(4)	3,375	4,023
Lincoln CA Special Tax Revenue (Lincoln Crossing Project)	3.125%	9/1/33	(4)	2,500	2,484
Lincoln CA Special Tax Revenue (Lincoln Crossing Project)	5.000%	9/1/33	(4)	1,625	1,911
Lincoln CA Special Tax Revenue (Lincoln Crossing Project)	3.250%	9/1/34	(4)	1,375	1,375
Livermore Valley CA Water Financing Authority Revenue	5.000%	7/1/29		500	610
Livermore Valley CA Water Financing Authority Revenue	5.000%	7/1/31		575	686
Livermore Valley CA Water Financing Authority Revenue	5.000%	7/1/32		700	830
Livermore Valley CA Water Financing Authority Revenue	5.000%	7/1/33		700	827
Livermore Valley CA Water Financing Authority Revenue	5.000%	7/1/35		600	702
Lodi CA Public Financing Authority Electric Revenue	5.000%	9/1/19	(4)	400	407
Lodi CA Public Financing Authority Electric Revenue	5.000%	9/1/22	(4)	1,000	1,114
Lodi CA Public Financing Authority Electric Revenue	5.000%	9/1/25	(4)	1,300	1,552
Lodi CA Public Financing Authority Electric Revenue	5.000%	9/1/28	(4)	1,330	1,653
Lodi CA Public Financing Authority Electric Revenue	5.000%	9/1/29	(4)	650	799
Lodi CA Unified School District GO	4.000%	8/1/36		4,120	4,408
Lodi CA Unified School District GO	4.000%	8/1/37		2,700	2,869
Long Beach CA Community College District GO	0.000%	6/1/29	(ETM)	960	750
Long Beach CA Community College District GO	0.000%	6/1/29	(4)	5,420	4,099
Long Beach CA Community College District GO	4.000%	8/1/31		1,230	1,356
Long Beach CA Community College District GO	4.000%	8/1/33		760	824
Long Beach CA Community College District GO	4.000%	8/1/34		600	646
Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.250%	11/15/19		525	537
Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.250%	11/15/20		3,330	3,511
Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.250%	11/15/21		500	540
Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.250%	11/15/22		260	288
Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.000%	11/15/24		8,060	9,179
Long Beach CA Finance Authority Natural Gas Purchase Revenue	3.208%	11/15/25		16,845	16,990

Long Beach CA Finance Authority Natural Gas Purchase Revenue	3.228%	11/15/26		10,025	10,087
Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.500%	11/15/30		1,175	1,462
Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.500%	11/15/32		2,670	3,326
Long Beach CA Harbor Revenue	5.000%	5/15/33		1,000	1,161
Long Beach CA Harbor Revenue	5.000%	5/15/34		2,000	2,315
Long Beach CA Harbor Revenue	5.000%	5/15/35		2,825	3,261
Long Beach CA Unified School District GO	0.000%	8/1/26	(12)	1,450	1,218
Long Beach CA Unified School District GO	0.000%	8/1/27		2,500	1,981
Long Beach CA Unified School District GO	5.000%	8/1/30		5,000	5,547
Los Angeles CA Community College District GO	5.000%	8/1/19	(Prere.)	6,960	7,061
Los Angeles CA Community College District GO	5.500%	8/1/19	(Prere.)	5,000	5,083
Los Angeles CA Community College District GO	4.000%	8/1/20		1,000	1,036
Los Angeles CA Community College District GO	4.000%	8/1/21		555	588
Los Angeles CA Community College District GO	5.000%	8/1/22		3,030	3,383
Los Angeles CA Community College District GO	5.000%	8/1/24		4,895	5,779
Los Angeles CA Community College District GO	5.000%	8/1/25		10,940	13,217
Los Angeles CA Community College District GO	5.000%	8/1/28		25,145	29,261
Los Angeles CA Community College District GO	4.000%	8/1/29		5,000	5,702
Los Angeles CA Community College District GO	5.000%	8/1/29		1,500	1,736
Los Angeles CA Community College District GO	4.000%	8/1/30		1,000	1,068
Los Angeles CA Community College District GO	4.000%	8/1/30		4,045	4,381
Los Angeles CA Community College District GO	4.000%	8/1/30		9,045	10,173
Los Angeles CA Community College District GO	5.000%	8/1/30		7,125	8,184
Los Angeles CA Community College District GO	4.000%	8/1/31		4,320	4,632
Los Angeles CA Community College District GO	4.000%	8/1/31		6,145	6,512
Los Angeles CA Community College District GO	4.000%	8/1/31		8,575	9,504
Los Angeles CA Community College District GO	5.000%	8/1/31		31,195	35,610
Los Angeles CA Community College District GO	4.000%	8/1/32		5,205	5,537
Los Angeles CA Community College District GO	4.000%	8/1/32		2,850	3,122
Los Angeles CA Community College District GO	4.000%	8/1/32		14,500	15,424
Los Angeles CA Community College District GO	4.000%	8/1/33		19,215	20,399
Los Angeles CA Community College District GO	4.000%	8/1/33		1,925	2,102
Los Angeles CA Community College District GO	4.000%	8/1/34		3,500	3,787
Los Angeles CA Community College District GO	4.000%	8/1/35		4,000	4,295
Los Angeles CA Community College District GO	4.000%	8/1/36		4,700	5,007
Los Angeles CA Community College District GO	5.000%	8/1/36		8,815	10,232
Los Angeles CA Community College District GO	4.000%	8/1/37		10,000	10,331
Los Angeles CA Community College District GO	4.000%	8/1/37		1,000	1,053
Los Angeles CA Community College District GO	4.000%	8/1/37		6,500	6,886
Los Angeles CA Community Facilities District No.4 Special Tax Revenue (Playa Vista - Phase 1)	5.000%	9/1/23		870	992
Los Angeles CA Community Facilities District No.4 Special Tax Revenue (Playa Vista - Phase 1)	5.000%	9/1/24		1,000	1,165
Los Angeles CA Community Facilities District No.4 Special Tax Revenue (Playa Vista - Phase 1)	5.000%	9/1/25		1,500	1,745
Los Angeles CA Community Facilities District No.4 Special Tax Revenue (Playa Vista - Phase 1)	5.000%	9/1/26		1,200	1,389
Los Angeles CA Community Facilities District No.4 Special Tax Revenue (Playa Vista - Phase 1)	5.000%	9/1/27		2,000	2,302

Los Angeles CA Department of Airports International Airport Revenue	4.500%	5/15/19	1,305	1,313
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/22	1,035	1,153
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/23	950	1,088
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/23	1,420	1,572
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/24	1,700	1,880
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/25	1,345	1,614
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/25	1,500	1,658
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/26	5,500	5,731
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/26	1,535	1,814
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/27	2,020	2,377
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/28	2,000	2,343
Los Angeles CA Department of Airports International Airport Revenue	5.250%	5/15/28	10,000	10,457
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/29	4,385	4,566
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/29	1,115	1,253
Los Angeles CA Department of Airports International Airport Revenue	5.250%	5/15/29	10,000	10,455
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/30	1,835	1,910
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/30	675	815
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/30	1,200	1,346
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/31	1,190	1,332
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/32	1,700	1,900
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/33	1,800	2,120
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/33	1,510	1,685
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/34	1,955	2,288
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/34	4,750	5,413
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/34	4,135	4,606
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/35	1,850	2,154
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/35	2,000	2,272
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/36	2,245	2,601

Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/37		2,500	2,885
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/21	(Prere.)	140	151
Los Angeles CA Department of Water & Power Revenue	4.000%	7/1/22		1,030	1,113
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/22		9,985	10,791
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/22		1,000	1,113
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/22		2,575	2,865
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/23		5,605	6,255
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/24		995	1,168
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/24		3,025	3,556
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/25		520	625
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/25		1,395	1,679
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/25		10,100	11,382
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/26		750	909
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/26		4,800	5,401
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/26		1,500	1,666
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/26		6,060	7,350
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/26		1,755	2,129
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/28		8,030	9,403
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/29		2,010	2,482
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/29		1,500	1,713
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/30		2,065	2,377
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/30		940	1,109
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/30		10,000	11,377
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/31		2,500	2,866
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/31		2,545	3,081
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/31		4,690	5,381
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/31		15,035	16,933
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/31		7,000	7,933

Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/31	10,010	11,924
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/32	14,250	16,018
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/32	7,000	7,875
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/32	2,140	2,571
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/32	7,500	8,608
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/32	6,080	6,959
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/32	3,300	3,772
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/32	6,730	7,607
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/33	5,000	5,616
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/33	1,590	1,843
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/33	1,000	1,193
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/33	5,525	6,413
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/33	16,480	18,895
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/34	4,500	5,202
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/34	1,500	1,780
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/34	12,005	13,625
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/34	35,250	40,291
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/34	5,305	6,026
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/34	2,000	2,270
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/34	17,755	21,233
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/35	1,510	1,736
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/35	2,250	2,590
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/35	2,000	2,360
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/35	6,510	7,740
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36	1,545	1,766
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36	1,050	1,200
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36	20,345	23,866
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36	3,000	3,545

Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36		1,445	1,653
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36		4,000	4,643
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/37		25,260	29,505
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/37		5,000	5,782
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/38		5,000	5,820
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/38		1,460	1,721
Los Angeles CA Department of Water & Power Revenue VRDO	1.480%	3/1/19		21,500	21,500
Los Angeles CA Department of Water & Power System Revenue	5.000%	7/1/35		38,460	43,871
Los Angeles CA GO	5.000%	9/1/21	(Prere.)	5,850	6,365
Los Angeles CA GO	5.000%	9/1/21	(Prere.)	5,850	6,365
Los Angeles CA GO	5.000%	9/1/22		10,010	10,877
Los Angeles CA Harbor Department Revenue	5.000%	8/1/20		500	525
Los Angeles CA Harbor Department Revenue	5.000%	8/1/21		750	813
Los Angeles CA Harbor Department Revenue	5.000%	8/1/25		3,795	4,098
Los Angeles CA Harbor Department Revenue	5.000%	8/1/30		4,010	4,778
Los Angeles CA Harbor Department Revenue	5.000%	8/1/31		2,560	3,028
Los Angeles CA Harbor Department Revenue	5.000%	8/1/32		4,300	5,060
Los Angeles CA Harbor Department Revenue	5.000%	8/1/33		2,560	2,929
Los Angeles CA Harbor Department Revenue	5.000%	8/1/33		3,515	4,123
Los Angeles CA Harbor Department Revenue	4.000%	8/1/34		3,000	3,214
Los Angeles CA Harbor Department Revenue	4.000%	8/1/35		2,685	2,864
Los Angeles CA Harbor Department Revenue	5.000%	8/1/35		1,925	2,192
Los Angeles CA Harbor Department Revenue	4.000%	8/1/36		2,500	2,653
Los Angeles CA Harbor Department Revenue	5.000%	8/1/36		1,985	2,256
Los Angeles CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36		6,410	7,621
Los Angeles CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/37		6,190	7,321
Los Angeles CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38		7,725	9,095
Los Angeles CA Municipal Improvement Corp. Lease Revenue	5.000%	11/1/24		6,275	7,419
Los Angeles CA Municipal Improvement Corp. Lease Revenue	5.000%	11/1/25		5,000	6,043
Los Angeles CA Municipal Improvement Corp. Lease Revenue	5.000%	11/1/25		8,140	9,837
Los Angeles CA Municipal Improvement Corp. Lease Revenue	5.000%	11/1/26		3,015	3,704
Los Angeles CA Municipal Improvement Corp. Lease Revenue	5.000%	11/1/27		4,115	5,019
Los Angeles CA Municipal Improvement Corp. Lease Revenue	5.000%	11/1/29		9,805	11,729
Los Angeles CA Municipal Improvement Corp. Lease Revenue	4.000%	11/1/33		10,400	11,188
Los Angeles CA Municipal Improvement Corp. Lease Revenue	4.000%	11/1/34		5,880	6,281
Los Angeles CA Municipal Improvement Corp. Lease Revenue	4.000%	11/1/35		20,805	22,110

Los Angeles CA Municipal Improvement Corp. Lease Revenue	4.000%	11/1/36	4,825	5,100
Los Angeles CA Unified School District GO	4.000%	7/1/21	1,000	1,055
Los Angeles CA Unified School District GO	5.000%	7/1/21	10,000	10,774
Los Angeles CA Unified School District GO	5.000%	7/1/21	9,945	10,058
Los Angeles CA Unified School District GO	5.000%	7/1/21	2,940	3,167
Los Angeles CA Unified School District GO	3.000%	7/1/22	1,595	1,667
Los Angeles CA Unified School District GO	4.000%	7/1/22	1,100	1,185
Los Angeles CA Unified School District GO	4.000%	7/1/22	18,320	19,732
Los Angeles CA Unified School District GO	5.000%	7/1/22	13,000	14,421
Los Angeles CA Unified School District GO	3.000%	7/1/23	1,550	1,638
Los Angeles CA Unified School District GO	4.000%	7/1/23	425	467
Los Angeles CA Unified School District GO	5.000%	7/1/23	3,860	4,399
Los Angeles CA Unified School District GO	5.000%	7/1/23	5,185	5,909
Los Angeles CA Unified School District GO	5.000%	7/1/23	6,905	7,869
Los Angeles CA Unified School District GO	5.000%	7/1/23	7,275	8,291
Los Angeles CA Unified School District GO	4.000%	7/1/24	9,000	10,057
Los Angeles CA Unified School District GO	5.000%	7/1/24	13,105	15,310
Los Angeles CA Unified School District GO	5.000%	7/1/24	11,915	13,919
Los Angeles CA Unified School District GO	5.000%	7/1/24	4,010	4,321
Los Angeles CA Unified School District GO	5.000%	7/1/24	3,430	3,696
Los Angeles CA Unified School District GO	5.000%	7/1/24	4,000	4,673
Los Angeles CA Unified School District GO	5.000%	7/1/24	2,810	3,283
Los Angeles CA Unified School District GO	5.000%	7/1/24	11,000	12,850
Los Angeles CA Unified School District GO	5.000%	7/1/25	1,510	1,751
Los Angeles CA Unified School District GO	5.000%	7/1/25	17,075	20,296
Los Angeles CA Unified School District GO	5.000%	7/1/25	6,010	6,472
Los Angeles CA Unified School District GO	5.250%	7/1/25	1,600	1,619
Los Angeles CA Unified School District GO	5.000%	7/1/26	5,710	5,773
Los Angeles CA Unified School District GO	5.000%	7/1/26	9,680	11,719
Los Angeles CA Unified School District GO	5.000%	7/1/26	2,500	2,690
Los Angeles CA Unified School District GO	5.000%	7/1/27	8,375	9,262
Los Angeles CA Unified School District GO	5.000%	7/1/27	1,595	1,613
Los Angeles CA Unified School District GO	5.000%	1/1/28	8,395	9,273
Los Angeles CA Unified School District GO	5.000%	7/1/28	34,670	39,986
Los Angeles CA Unified School District GO	5.000%	7/1/28	2,600	2,788
Los Angeles CA Unified School District GO	5.250%	7/1/28	5,025	5,267
Los Angeles CA Unified School District GO	5.000%	7/1/29	34,760	40,014
Los Angeles CA Unified School District GO	5.000%	7/1/29	2,500	2,678
Los Angeles CA Unified School District GO	5.000%	7/1/30	6,675	7,669
Los Angeles CA Unified School District GO	5.000%	7/1/30	1,985	2,312
Los Angeles CA Unified School District GO	5.000%	7/1/30	3,015	3,227
Los Angeles CA Unified School District GO	5.000%	7/1/31	3,000	3,210
Los Angeles CA Unified School District GO	4.000%	7/1/33	2,130	2,278
Los Angeles CA Unified School District GO	5.000%	1/1/34	1,385	1,399
Los Angeles CA Unified School District GO	5.000%	1/1/34	1,580	1,596
Los Angeles CA Wastewater System Revenue	5.000%	6/1/20	1,825	1,907
Los Angeles CA Wastewater System Revenue	5.000%	6/1/21	2,010	2,168
Los Angeles CA Wastewater System Revenue	5.000%	6/1/22	2,750	3,060
Los Angeles CA Wastewater System Revenue	5.000%	6/1/23	1,265	1,449
Los Angeles CA Wastewater System Revenue	5.000%	6/1/26	13,090	14,504
Los Angeles CA Wastewater System Revenue	5.000%	6/1/29	10,000	11,054
Los Angeles CA Wastewater System Revenue	5.000%	6/1/31	5,420	6,090
Los Angeles CA Wastewater System Revenue	5.000%	6/1/32	10,880	12,207
Los Angeles CA Wastewater System Revenue	5.000%	6/1/33	16,925	18,931
Los Angeles CA Wastewater System Revenue	5.000%	6/1/33	1,525	1,762
Los Angeles CA Wastewater System Revenue	5.000%	6/1/33	4,500	5,199

Los Angeles CA Wastewater System Revenue	5.000%	6/1/34		2,355	2,792
Los Angeles CA Wastewater System Revenue	5.000%	6/1/34		5,000	5,577
Los Angeles CA Wastewater System Revenue	5.000%	6/1/35		2,840	3,357
Los Angeles CA Wastewater System Revenue	5.000%	6/1/35		4,500	5,012
Los Angeles CA Wastewater System Revenue	5.000%	6/1/35		2,985	3,528
Los Angeles CA Wastewater System Revenue	5.000%	6/1/36		3,000	3,534
Los Angeles CA Wastewater System Revenue	5.000%	6/1/36		6,250	7,361
Los Angeles CA Wastewater System Revenue	5.000%	6/1/37		7,000	8,199
Los Angeles CA Wastewater System Revenue	5.000%	6/1/37		3,675	4,305
Los Angeles County CA Facilities Inc. Lease Revenue	5.000%	12/1/36		1,440	1,687
Los Angeles County CA Facilities Inc. Lease Revenue	5.000%	12/1/37		1,335	1,555
Los Angeles County CA Metropolitan Transportation Authority Revenue (Union Station Gateway Project)	5.000%	7/1/25		1,045	1,259
Los Angeles County CA Metropolitan Transportation Authority Revenue (Union Station Gateway Project)	5.000%	7/1/26		2,000	2,401
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/19		1,600	1,614
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/20		4,000	4,047
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/21	(Prere.)	10,015	10,839
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/21		3,045	3,294
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/22		5,095	5,685
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/24		1,255	1,401
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/24		4,000	4,718
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/25		6,065	7,314
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/33		8,585	9,612
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/33		5,000	5,955
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/34		6,540	7,058
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/34		8,985	10,044
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/34		5,000	5,931
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/35		10,070	11,699
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/35		24,690	29,191
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/35		5,000	5,908
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/36		10,000	11,575
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36		21,145	24,896
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36		5,000	5,883

	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/37	21,735	25,485
	Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	12/1/21	2,440	2,674
	Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/22	1,155	1,292
	Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	12/1/22	1,275	1,440
	Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/23	1,500	1,678
	Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/24	1,515	1,693
	Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	12/1/24	1,325	1,574
	Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/25	1,325	1,476
	Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	12/1/25	970	1,178
	Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/30	2,500	2,761
	Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/31	3,000	3,312
	Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	12/1/33	6,190	7,156
1	Los Angeles County CA Public Works Financing Authority Lease Revenue TOB VRDO	1.770%	3/7/19	2,750	2,750
	Los Angeles County CA Redevelopment Authority Tax Allocation Revenue (Hollywood/North Hollywood Redevelopment Project)	5.000%	7/1/21	1,670	1,805
	Los Angeles County CA Redevelopment Authority Tax Allocation Revenue (Hollywood/North Hollywood Redevelopment Project)	5.000%	7/1/22	4,555	5,075
	Los Angeles County CA Redevelopment Authority Tax Allocation Revenue (Hollywood/North Hollywood Redevelopment Project)	5.000%	7/1/23	2,105	2,409
	Los Angeles County CA Redevelopment Authority Tax Allocation Revenue (Hollywood/North Hollywood Redevelopment Project)	5.000%	7/1/24	2,215	2,527
	Los Angeles County CA Sanitation Districts Financing Authority Revenue	5.000%	10/1/19	730	745
	Los Angeles County CA Sanitation Districts Financing Authority Revenue	5.000%	10/1/20	1,000	1,056
	Los Angeles County CA Sanitation Districts Financing Authority Revenue	5.000%	10/1/29	1,370	1,624
	Los Angeles County CA Sanitation Districts Financing Authority Revenue	5.000%	10/1/30	3,060	3,598
	Los Angeles County CA Sanitation Districts Financing Authority Revenue	5.000%	10/1/31	4,300	5,021
	Los Angeles County CA Sanitation Districts Financing Authority Revenue	5.000%	10/1/32	7,225	8,394
	Los Angeles County CA Sanitation Districts Financing Authority Revenue	5.000%	10/1/33	8,350	9,662

Los Angeles County CA Sanitation Districts Financing Authority Revenue	5.000%	10/1/34		7,100	8,188
Los Angeles County CA Sanitation Districts Financing Authority Revenue	5.000%	10/1/35		3,790	4,358
Los Angeles County CA School District GO	5.000%	7/1/31	(15)	15,775	18,945
Los Angeles County CA School District GO	5.000%	7/1/32	(15)	3,000	3,586
Los Angeles County CA School District GO	5.000%	7/1/33	(15)	5,080	6,045
Los Angeles County CA School District GO	5.000%	7/1/34	(15)	10,000	11,848
Los Angeles County CA School District GO	5.000%	7/1/35	(15)	10,000	11,800
Los Angeles County CA School District GO	5.000%	7/1/36	(15)	5,600	6,574
Los Angeles County CA School District GO	5.000%	7/1/37	(15)	5,870	6,861
Los Angeles County CA School District GO	5.000%	7/1/38	(15)	5,120	5,968
Los Angeles County CA Unified School District GO	5.000%	7/1/21		12,500	13,467
Los Angeles County CA Unified School District GO	5.000%	7/1/30		1,150	1,367
Los Rios CA Community College District GO	5.000%	8/1/24		500	591
Los Rios CA Community College District GO	5.000%	8/1/25		500	605
Los Rios CA Community College District GO	5.000%	8/1/26		1,410	1,739
Los Rios CA Community College District GO	5.000%	8/1/27		1,100	1,378
Los Rios CA Community College District GO	5.000%	8/1/28		1,285	1,593
Los Rios CA Community College District GO	5.000%	8/1/29		1,120	1,374
Los Rios CA Community College District GO	5.000%	8/1/30		1,115	1,347
Los Rios CA Community College District GO	4.000%	8/1/31		3,060	3,375
Los Rios CA Community College District GO	4.000%	8/1/32		3,135	3,426
Los Rios CA Community College District GO	4.000%	8/1/33		1,010	1,060
Los Rios CA Community College District GO	4.000%	8/1/33		3,050	3,309
Los Rios CA Community College District GO	4.000%	8/1/35		3,750	4,021
M-S-R California Energy Authority Revenue	7.000%	11/1/34		12,745	18,247
M-S-R California Energy Authority Revenue	7.000%	11/1/34		8,600	12,312
M-S-R California Energy Authority Revenue	7.000%	11/1/34		8,765	12,549
M-S-R California Public Power Agency Revenue (San Juan Project)	5.000%	7/1/21		5,000	5,399
M-S-R California Public Power Agency Revenue (San Juan Project)	5.000%	7/1/22		5,000	5,567
Manhattan Beach CA Unified School District GO	0.000%	9/1/26	(14)	2,160	1,815
Manteca CA Unified School District GO	5.000%	8/1/20		1,000	1,050
Manteca CA Unified School District GO	5.000%	8/1/21		1,000	1,084
Manteca CA Unified School District GO	5.000%	8/1/22		1,000	1,118
Manteca CA Unified School District GO	5.000%	8/1/23		1,130	1,297
Marin CA Community College District GO	5.000%	8/1/23		550	634
Marin CA Community College District GO	5.000%	8/1/24		445	526
Marin CA Community College District GO	5.000%	8/1/25		605	733
Marin CA Community College District GO	4.000%	8/1/28		600	695
Marin CA Community College District GO	4.000%	8/1/29		450	515
Marin CA Community College District GO	4.000%	8/1/30		800	904
Marin CA Community College District GO	4.000%	8/1/31		7,660	8,533
Marin CA Community College District GO	4.000%	8/1/32		1,000	1,089
Marin CA Community College District GO	4.000%	8/1/32		2,945	3,240
Marin CA Community College District GO	4.000%	8/1/33		1,900	2,076
Marin CA Community College District GO	4.000%	8/1/34		1,000	1,075
Marin CA Community College District GO	4.000%	8/1/34		3,000	3,253
Marin CA Community College District GO	4.000%	8/1/36		665	708
Marin CA Healthcare District GO	5.000%	8/1/28		435	516
Marin CA Healthcare District GO	5.000%	8/1/30		500	591
Marin CA Healthcare District GO	5.000%	8/1/31		1,000	1,176
Marin CA Healthcare District GO	5.000%	8/1/32		1,850	2,166

Marin CA Healthcare District GO	5.000%	8/1/33		1,350	1,577
Marin CA Healthcare District GO	5.000%	8/1/34		1,250	1,456
Marin CA Healthcare District GO	4.000%	8/1/35		1,750	1,845
Marina Coast Water District California Enterprise Revenue	4.000%	6/1/22		1,090	1,177
Marysville CA Revenue (Fremont-Rideout Health Group)	5.250%	1/1/21	(Prere.)	1,780	1,901
Marysville CA Revenue (Fremont-Rideout Health Group)	5.250%	1/1/21	(Prere.)	2,730	2,915
Marysville CA Revenue (Fremont-Rideout Health Group)	5.250%	1/1/21	(Prere.)	1,500	1,602
Menlo Park CA Community Development Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/19		445	454
Menlo Park CA Community Development Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/20		400	422
Menlo Park CA Community Development Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/21	(4)	615	669
Menlo Park CA Community Development Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/22	(4)	520	583
Menlo Park CA Community Development Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/26	(4)	1,000	1,195
Menlo Park CA Community Development Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/27	(4)	1,250	1,488
Menlo Park CA Community Development Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/29	(4)	400	472
Metropolitan Water District of Southern California Revenue	5.000%	7/1/21		2,700	2,921
Metropolitan Water District of Southern California Revenue	5.000%	7/1/23		1,055	1,212
Metropolitan Water District of Southern California Revenue	5.000%	7/1/24		3,550	4,187
Metropolitan Water District of Southern California Revenue	5.000%	7/1/25		3,490	4,220
Metropolitan Water District of Southern California Revenue	5.000%	7/1/26		3,325	3,999
Metropolitan Water District of Southern California Revenue	5.000%	7/1/30		2,150	2,386
Metropolitan Water District of Southern California Revenue	5.000%	10/1/30		3,585	3,949
Metropolitan Water District of Southern California Revenue	5.000%	7/1/31		2,250	2,493
Metropolitan Water District of Southern California Revenue	5.000%	7/1/31		2,930	2,961
Metropolitan Water District of Southern California Revenue	5.000%	10/1/31		11,065	12,174
Metropolitan Water District of Southern California Revenue	5.000%	7/1/35		2,605	2,631
Metropolitan Water District of Southern California Revenue VRDO	1.500%	3/1/19		13,900	13,900

	Metropolitan Water District of Southern California Revenue VRDO	1.500%	3/1/19	16,915	16,915
	Modesto CA Community Facilities District No. 2004-1 Special Tax Revenue (Village One No. 2)	5.000%	9/1/29	1,570	1,768
	Modesto CA Community Facilities District No. 2004-1 Special Tax Revenue (Village One No. 2)	5.000%	9/1/30	1,700	1,903
	Modesto CA Irrigation District Electric Revenue	5.000%	7/1/21	1,000	1,082
	Modesto CA Irrigation District Electric Revenue	5.000%	7/1/22	1,025	1,144
	Modesto CA Irrigation District Financing Authority Electric Revenue	5.000%	10/1/31	1,840	2,126
	Modesto CA Irrigation District Financing Authority Electric Revenue	5.000%	10/1/31	1,475	1,704
1	Montebello CA Unified School District GO TOB VRDO	1.790%	3/7/19	4,800	4,800
	Moreno Valley CA Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/29	1,200	1,454
	Moreno Valley CA Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/32	1,010	1,192
	Moreno Valley CA Unified School District Financing Authority Special Tax Revenue	4.000%	9/1/21	615	640
	Moreno Valley CA Unified School District Financing Authority Special Tax Revenue	4.000%	9/1/22	685	721
	Moreno Valley CA Unified School District Financing Authority Special Tax Revenue	4.000%	9/1/23	735	778
	Moreno Valley CA Unified School District Financing Authority Special Tax Revenue	4.000%	9/1/24	780	829
	Moreno Valley CA Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/25	845	944
	Moreno Valley CA Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/26	930	1,047
	Moreno Valley CA Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/27	1,010	1,141
	Moreno Valley CA Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/29	1,185	1,326
	Moreno Valley CA Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/31	1,390	1,548
	Moreno Valley CA Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/35	920	1,011
	Morgan Hill CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	3/1/23	1,330	1,510
	Morgan Hill CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/23	2,550	2,933
	Morgan Hill CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/28	5,075	5,756
	Morgan Hill CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/29	5,430	6,149
	Morgan Hill CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/31	2,990	3,375
	Morgan Hill CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/32	4,315	4,862
	Morgan Hill CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/33	2,000	2,248
	Morgan Hill CA Unified School District GO	4.000%	8/1/32	400	439

	Morgan Hill CA Unified School District GO	4.000%	8/1/33		200	218
	Morgan Hill CA Unified School District GO	4.000%	8/1/34		250	271
	Morgan Hill CA Unified School District GO	4.000%	8/1/36		1,240	1,325
	Morgan Hill CA Unified School District GO	4.000%	8/1/37		745	789
	Mount Diablo CA Unified School District GO	5.000%	8/1/19		650	660
	Mount Diablo CA Unified School District GO	5.000%	8/1/20		700	736
	Mount Diablo CA Unified School District GO	5.000%	8/1/21		785	851
	Mount San Antonio CA Community College District GO	0.000%	8/1/25		2,000	1,750
3	Mount San Antonio CA Community College District GO, 5.875% coupon rate effective 8/1/2023	0.000%	8/1/28		3,000	3,041
	Mount San Jacinto CA Community College District GO	4.000%	8/1/37		3,290	3,495
	Mount San Jacinto CA Community College District GO	4.000%	8/1/38		1,400	1,478
	Mountain View CA Los Altos Union High School District GO	0.000%	8/1/26		3,500	2,960
	Mountain View CA Shoreline Regional Park Community Tax Allocation Revenue	5.000%	8/1/32	(4)	500	598
	Mountain View CA Shoreline Regional Park Community Tax Allocation Revenue	5.000%	8/1/34	(4)	350	414
	Mountain View CA Shoreline Regional Park Community Tax Allocation Revenue	5.000%	8/1/35	(4)	450	531
	Mountain View CA Shoreline Regional Park Community Tax Allocation Revenue	5.000%	8/1/37	(4)	1,220	1,424
	Mountain View-Whisman CA School District COP	4.000%	6/1/19		400	403
	Mountain View-Whisman CA School District COP	4.000%	6/1/20		500	516
	Mountain View-Whisman CA School District COP	5.000%	6/1/21		285	307
	Mountain View-Whisman CA School District COP	5.000%	6/1/22		400	445
	Mountain View-Whisman CA School District GO	5.000%	9/1/24		400	474
	Mountain View-Whisman CA School District GO	5.000%	9/1/25		630	763
	Mountain View-Whisman CA School District GO	5.000%	9/1/26		1,110	1,369
	Murrieta Valley CA Unified School District GO	5.000%	9/1/19	(4)	575	585
	Murrieta Valley CA Unified School District GO	5.000%	9/1/20	(4)	775	815
	Murrieta Valley CA Unified School District GO	4.000%	9/1/21	(4)	250	265
	Murrieta Valley CA Unified School District GO	5.000%	9/1/21	(4)	1,605	1,740
	Murrieta Valley CA Unified School District GO	4.000%	9/1/22	(4)	320	346
	Murrieta Valley CA Unified School District GO	4.000%	9/1/23	(4)	850	937
	Murrieta Valley CA Unified School District GO	5.000%	9/1/23	(4)	1,460	1,672
	Murrieta Valley CA Unified School District GO	4.000%	9/1/24	(4)	350	392
	Murrieta Valley CA Unified School District GO	5.000%	9/1/25	(4)	1,400	1,648
	Murrieta Valley CA Unified School District GO	5.000%	9/1/25	(4)	700	824
	Murrieta Valley CA Unified School District GO	5.000%	9/1/26	(4)	1,625	1,898
	Murrieta Valley CA Unified School District GO	5.000%	9/1/26	(4)	520	607
	Murrieta Valley CA Unified School District GO	5.000%	9/1/27	(4)	465	540
	Murrieta Valley CA Unified School District GO	5.000%	9/1/28	(4)	300	347
3	Napa Valley CA Community College District GO, 4.000% coupon rate effective 2/1/2021	0.000%	8/1/30		8,130	8,235
3	Napa Valley CA Community College District GO, 4.000% coupon rate effective 2/1/2021	0.000%	8/1/31		4,650	4,661
	Napa Valley CA Unified School District GO	5.000%	8/1/31		205	239
	Natomas CA Unified School District COP	4.000%	12/1/23	(15)	1,650	1,731

Natomas CA Unified School District COP	4.000%	12/1/24	(15)	1,720	1,802
Natomas CA Unified School District COP	4.000%	12/1/25	(15)	1,790	1,871
Natomas CA Unified School District COP	4.000%	12/1/26	(15)	1,865	1,944
Natomas CA Unified School District COP	4.000%	12/1/27	(15)	1,940	2,018
Natomas CA Unified School District COP	4.000%	12/1/28	(15)	2,020	2,094
Natomas CA Unified School District COP	4.000%	12/1/29	(15)	2,100	2,171
Natomas CA Unified School District COP	4.000%	12/1/30	(15)	2,185	2,251
Natomas CA Unified School District COP	4.000%	12/1/31	(15)	2,275	2,338
Natomas CA Unified School District COP	4.000%	12/1/32	(15)	2,365	2,424
Nevada CA Union High School District GO	4.000%	8/1/32		1,320	1,441
Nevada CA Union High School District GO	4.000%	8/1/33		1,410	1,527
Nevada CA Union High School District GO	4.000%	8/1/34		580	623
Newark CA Unified School District GO	0.000%	8/1/26	(4)	3,300	2,750
Newport Beach CA Revenue (Hoag Memorial Hospital Presbyterian)	5.875%	12/1/21	(Prere.)	5,150	5,762
Newport Mesa CA Unified School District GO	0.000%	8/1/29		4,625	3,515
Newport Mesa CA Unified School District GO	0.000%	8/1/30		3,000	2,195
Newport Mesa CA Unified School District GO	0.000%	8/1/31		1,500	1,048
Newport Mesa CA Unified School District GO	0.000%	8/1/32		14,000	9,337
Norco CA Special Tax Revenue (Norco Ridge Ranch)	4.000%	9/1/20		845	875
Norco CA Special Tax Revenue (Norco Ridge Ranch)	4.000%	9/1/21		1,055	1,115
Norco CA Special Tax Revenue (Norco Ridge Ranch)	5.000%	9/1/22		970	1,076
Norco CA Special Tax Revenue (Norco Ridge Ranch)	5.000%	9/1/23		1,270	1,440
Norco CA Special Tax Revenue (Norco Ridge Ranch)	5.000%	9/1/24		1,380	1,592
Norco CA Special Tax Revenue (Norco Ridge Ranch)	5.000%	9/1/25		500	585
Norco CA Special Tax Revenue (Norco Ridge Ranch)	5.000%	9/1/26		1,620	1,924
Norco CA Special Tax Revenue (Norco Ridge Ranch)	5.000%	9/1/27		1,755	2,108
Norco CA Special Tax Revenue (Norco Ridge Ranch)	5.000%	9/1/28	(15)	750	904
Northern California Energy Authority Commodity Supply Revenue PUT	4.000%	7/1/24		66,500	70,653
Northern California Power Agency Capital Facilities Revenue	5.000%	8/1/20		1,000	1,030
Northern California Power Agency Revenue (Hydroelectric Project)	5.000%	7/1/20		3,500	3,541
Northern California Power Agency Revenue (Hydroelectric Project)	5.000%	7/1/21		2,500	2,528
Northern California Power Agency Revenue (Hydroelectric Project)	5.000%	7/1/22		3,395	3,432
Northern California Power Agency Revenue (Hydroelectric Project)	5.000%	7/1/28		5,000	5,531
Northern California Power Agency Revenue (Hydroelectric Project)	5.000%	7/1/29		3,000	3,317
Northern California Power Agency Revenue (Hydroelectric Project)	5.000%	7/1/30		1,605	1,772
Northern California Power Agency Revenue (Hydroelectric Project)	5.000%	7/1/31		1,600	1,765
Northern California Transmission Agency Revenue	5.000%	5/1/20		250	260

Northern California Transmission Agency Revenue	5.000%	5/1/21	245	263
Northern California Transmission Agency Revenue	5.000%	5/1/22	200	222
Northern California Transmission Agency Revenue	5.000%	5/1/23	385	439
Northern California Transmission Agency Revenue	5.000%	5/1/24	695	811
Northern California Transmission Agency Revenue	5.000%	5/1/25	2,030	2,420
Northern California Transmission Agency Revenue	5.000%	5/1/27	1,250	1,510
Northern California Transmission Agency Revenue	5.000%	5/1/28	1,065	1,280
Northern California Transmission Agency Revenue	5.000%	5/1/29	1,600	1,914
Northern California Transmission Agency Revenue	5.000%	5/1/31	1,375	1,614
Northern California Transmission Agency Revenue	5.000%	5/1/32	2,525	2,944
Northern California Transmission Agency Revenue	5.000%	5/1/33	4,285	4,971
Northern California Transmission Agency Revenue	5.000%	5/1/34	3,285	3,788
Northern California Transmission Agency Revenue	5.000%	5/1/36	5,000	5,711
Northern California Transmission Agency Revenue	5.000%	5/1/37	3,500	3,980
Northstar Community Services District California Community Facilities District No. 1 Special Tax Revenue	5.000%	9/1/19	2,085	1,668
Northstar Community Services District California Community Facilities District No. 1 Special Tax Revenue	5.000%	9/1/20	2,340	1,872
Northstar Community Services District California Community Facilities District No. 1 Special Tax Revenue	5.000%	9/1/21	1,220	976
Northstar Community Services District California Community Facilities District No. 1 Special Tax Revenue	5.000%	9/1/22	1,360	1,088
Northstar Community Services District California Community Facilities District No. 1 Special Tax Revenue	5.000%	9/1/23	1,500	1,200
Northstar Community Services District California Community Facilities District No. 1 Special Tax Revenue	5.000%	9/1/24	1,660	1,328
Oakdale CA Irrigation District Water Revenue	5.000%	8/1/26	240	273
Oakdale CA Irrigation District Water Revenue	5.000%	8/1/27	350	398
Oakdale CA Irrigation District Water Revenue	5.000%	8/1/29	455	517
Oakdale CA Irrigation District Water Revenue	5.000%	8/1/30	415	471
Oakdale CA Irrigation District Water Revenue	5.000%	8/1/33	350	395
Oakdale CA Irrigation District Water Revenue	5.000%	8/1/34	400	448
Oakdale CA Irrigation District Water Revenue	5.000%	8/1/35	300	337
Oakland CA GO	5.000%	1/15/23	5,650	6,385
Oakland CA GO	5.000%	1/15/31	3,000	3,178
Oakland CA Redevelopment Agency Tax Allocation Revenue (Central District Project)	5.000%	9/1/21	3,000	3,238

Oakland CA Unified School District GO	5.000%	8/1/19		6,565	6,660
Oakland CA Unified School District GO	5.000%	8/1/20		2,525	2,650
Oakland CA Unified School District GO	5.000%	8/1/20		5,030	5,279
Oakland CA Unified School District GO	5.000%	8/1/21		1,600	1,725
Oakland CA Unified School District GO	5.000%	8/1/21	(4)	3,000	3,241
Oakland CA Unified School District GO	6.250%	8/1/21	(Prere.)	2,000	2,227
Oakland CA Unified School District GO	5.000%	8/1/22		1,300	1,440
Oakland CA Unified School District GO	5.000%	8/1/22	(4)	2,325	2,584
Oakland CA Unified School District GO	5.500%	8/1/23		1,000	1,138
Oakland CA Unified School District GO	5.000%	8/1/24		1,275	1,475
Oakland CA Unified School District GO	5.000%	8/1/25	(4)	2,175	2,578
Oakland CA Unified School District GO	5.000%	8/1/26	(4)	1,320	1,564
Oakland CA Unified School District GO	5.000%	8/1/26		1,035	1,226
Oakland CA Unified School District GO	5.000%	8/1/27	(4)	1,160	1,370
Oakland CA Unified School District GO	5.000%	8/1/27		1,295	1,530
Oakland CA Unified School District GO	5.000%	8/1/28	(4)	1,230	1,448
Oakland CA Unified School District GO	5.000%	8/1/28		1,000	1,177
Oakland CA Unified School District GO	5.000%	8/1/29		1,000	1,174
Oakland CA Unified School District GO	5.000%	8/1/31		480	560
Oakland CA Unified School District GO	5.000%	8/1/31		2,350	2,746
Oakland CA Unified School District GO	5.000%	8/1/32		1,515	1,769
Oakland CA Unified School District GO	5.000%	8/1/33		1,200	1,390
Oakland CA Unified School District GO	5.000%	8/1/33		1,245	1,451
Oakland CA Unified School District GO	5.000%	8/1/34		2,500	2,903
Oceanside CA Unified School District GO	4.000%	8/1/33	(15)	3,500	3,710
Ohlone CA Community College District GO	5.000%	8/1/21	(Prere.)	1,770	1,921
Ohlone CA Community College District GO	5.000%	8/1/22		760	851
Ohlone CA Community College District GO	4.000%	8/1/34		3,900	4,194
Ohlone CA Community College District GO	4.000%	8/1/35		4,290	4,591
Ontario CA Public Financing Authority Water Revenue	5.250%	7/1/27		1,285	1,471
Ontario CA Public Financing Authority Water Revenue	5.250%	7/1/28		1,765	2,015
Ontario CA Public Financing Authority Water Revenue	5.250%	7/1/29		2,280	2,595
Ontario CA Public Financing Authority Water Revenue	5.250%	7/1/30		1,400	1,589
Ontario CA Public Financing Authority Water Revenue	5.250%	7/1/31		2,525	2,860
Ontario CA Public Financing Authority Water Revenue	5.250%	7/1/32		2,660	3,011
Ontario CA Public Financing Authority Water Revenue	5.250%	7/1/33		2,205	2,494
Orange County CA Development Agency Tax Allocation Revenue (Santa Ana Heights Project)	5.000%	9/1/21		1,200	1,298
Orange County CA Development Agency Tax Allocation Revenue (Santa Ana Heights Project)	5.000%	3/1/22		1,230	1,350
Orange County CA Development Agency Tax Allocation Revenue (Santa Ana Heights Project)	5.000%	9/1/22		1,260	1,402
Orange County CA Development Agency Tax Allocation Revenue (Santa Ana Heights Project)	5.000%	3/1/23		1,290	1,452

Orange County CA Development Agency Tax Allocation Revenue (Santa Ana Heights Project)	5.000%	9/1/23		1,320	1,504
Orange County CA Local Transportation Authority Sales Tax Revenue	5.000%	2/15/36		2,820	3,371
Orange County CA Local Transportation Authority Sales Tax Revenue	5.000%	2/15/37		6,860	8,159
Orange County CA Local Transportation Authority Sales Tax Revenue	5.000%	2/15/39		3,825	4,510
Orange County CA Sanitation District Wastewater Revenue	5.000%	2/1/30		9,925	11,511
Orange County CA Sanitation District Wastewater Revenue	4.000%	2/1/32		5,690	5,947
Orange County CA Transportation Authority Toll Road Revenue	5.000%	8/15/22		1,050	1,174
Orange County CA Transportation Authority Toll Road Revenue	5.000%	8/15/27		2,525	2,862
Orange County CA Transportation Authority Toll Road Revenue	5.000%	8/15/28		2,545	2,875
Orange County CA Water District COP	5.000%	8/15/19	(Prere.)	6,925	7,035
Orange County CA Water District Revenue	5.000%	8/15/33		8,000	9,064
Oxnard CA Union High School District GO	4.000%	8/1/23		210	232
Oxnard CA Union High School District GO	4.000%	8/1/24		200	225
Oxnard CA Union High School District GO	4.000%	8/1/25		300	343
Oxnard CA Union High School District GO	5.000%	8/1/26		850	1,047
Oxnard CA Union High School District GO	5.000%	8/1/27		750	936
Oxnard CA Union High School District GO	5.000%	8/1/28		500	619
Oxnard CA Union High School District GO	5.000%	8/1/29		850	1,040
Oxnard CA Union High School District GO	4.000%	8/1/30		2,000	2,208
Oxnard CA Union High School District GO	4.000%	8/1/31		750	820
Oxnard CA Union High School District GO	4.000%	8/1/32		1,000	1,085
Pajaro Valley CA Unified School District GO	4.000%	8/1/33		225	244
Pajaro Valley CA Unified School District GO	4.000%	8/1/34		250	270
Pajaro Valley CA Unified School District GO	4.000%	8/1/35		300	321
Pajaro Valley CA Unified School District GO	4.000%	8/1/36		250	266
Pajaro Valley CA Unified School District GO	5.000%	8/1/38		1,155	1,329
Palm Desert CA Redevelopment Agency Tax Allocation Revenue	5.000%	10/1/21	(15)	440	478
Palm Desert CA Redevelopment Agency Tax Allocation Revenue	5.000%	10/1/24	(15)	1,050	1,239
Palm Desert CA Redevelopment Agency Tax Allocation Revenue	5.000%	10/1/25	(15)	1,000	1,206
Palm Desert CA Redevelopment Agency Tax Allocation Revenue	5.000%	10/1/26	(15)	1,100	1,350
Palm Springs CA Unified School District GO	5.000%	8/1/22		1,565	1,745
Palm Springs CA Unified School District GO	5.000%	8/1/25		4,775	5,727
Palm Springs CA Unified School District GO	5.000%	8/1/26		5,800	7,075
Palm Springs CA Unified School District GO	5.000%	8/1/28		1,000	1,074
Palm Springs CA Unified School District GO	5.000%	8/1/29		1,500	1,609
Palm Springs CA Unified School District GO	5.000%	8/1/30		1,500	1,607
Palm Springs CA Unified School District GO	5.000%	8/1/31		1,500	1,605
Palmdale CA Community Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/20		450	474
Palmdale CA Community Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/21		350	379
Palmdale CA Community Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/22		615	685

Palmdale CA Community Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/23		400	456
Palmdale CA Community Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/24		725	844
Palmdale CA Community Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/25		740	879
Palmdale CA Community Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/25		550	653
Palmdale CA Community Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/26		630	761
Palmdale CA Community Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/26		650	785
Palmdale CA Community Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/27		430	517
Palmdale CA Community Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/28		1,355	1,620
Palmdale CA Community Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/29		1,275	1,518
Palmdale CA Community Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/31		415	487
Palmdale CA Community Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/32		1,435	1,677
Palmdale CA Community Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/33		750	874
Palmdale CA Community Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/34	(14)	2,000	2,319
Palmdale CA Community Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/34		500	580
Palo Alto CA Improvement Revenue (University Avenue Area Parking)	4.000%	9/2/19		1,000	1,012
Palo Alto CA Improvement Revenue (University Avenue Area Parking)	4.000%	9/2/20		250	259
Palo Alto CA Improvement Revenue (University Avenue Area Parking)	4.000%	9/2/21		400	423
Palo Alto CA Improvement Revenue (University Avenue Area Parking)	5.000%	9/2/27		1,000	1,095
Palo Alto CA Unified School District GO	0.000%	8/1/24		15,890	14,315
Palomar CA Community College District GO	5.000%	8/1/29		490	603
Palomar CA Community College District GO	5.000%	8/1/30		520	633
Palomar CA Community College District GO	5.000%	8/1/31		400	482
Palomar CA Community College District GO	5.000%	8/1/32		300	359
Palomar CA Community College District GO	4.000%	8/1/33		2,140	2,286
Palomar CA Community College District GO	5.000%	8/1/33		2,805	3,342
Palomar CA Community College District GO	4.000%	8/1/34		2,390	2,539
Palomar CA Community College District GO	5.000%	8/1/35		2,485	2,931
Palomar Pomerado Health California COP	6.625%	11/1/19	(Prere.)	5,000	5,165
Palomar Pomerado Health California COP	5.000%	11/1/21		560	598
Palomar Pomerado Health California COP	5.000%	11/1/23		600	667
Palomar Pomerado Health California COP	5.000%	11/1/24		665	752
Palomar Pomerado Health California COP	5.000%	11/1/26		445	515
Palomar Pomerado Health California COP	5.000%	11/1/27		750	873
Palomar Pomerado Health California COP	5.000%	11/1/32		4,550	5,071
Palomar Pomerado Health California GO	0.000%	8/1/21	(14)	1,400	1,330
Palomar Pomerado Health California GO	0.000%	8/1/22	(14)	7,190	6,671
Palomar Pomerado Health California GO	0.000%	8/1/24	(12)	5,130	4,512
Palomar Pomerado Health California GO	0.000%	8/1/26	(12)	1,250	1,027
Palomar Pomerado Health California GO	0.000%	8/1/27	(12)	3,095	2,451

	Palomar Pomerado Health California GO	0.000%	8/1/27	(14)	16,165	12,673
	Palomar Pomerado Health California GO	5.000%	8/1/28		1,640	1,923
	Palomar Pomerado Health California GO	5.000%	8/1/28		7,460	8,749
	Palomar Pomerado Health California GO	0.000%	8/1/29	(12)	4,295	3,136
	Palomar Pomerado Health California GO	5.000%	8/1/29		795	928
	Palomar Pomerado Health California GO	5.000%	8/1/29		4,150	4,846
	Palomar Pomerado Health California GO	5.000%	8/1/30		1,130	1,309
	Palomar Pomerado Health California GO	5.000%	8/1/31		800	920
	Palomar Pomerado Health California GO	4.000%	8/1/32		4,000	4,257
	Palomar Pomerado Health California GO	5.000%	8/1/33		1,235	1,406
3	Palomar Pomerado Health California GO, 7.000% coupon rate effective 8/1/2019	0.000%	8/1/38	(12)	3,000	3,832
	Palomar Pomerado Health California Revenue	4.000%	11/1/19		1,250	1,263
	Palomar Pomerado Health California Revenue	5.000%	11/1/20		1,125	1,173
	Palomar Pomerado Health California Revenue	5.000%	11/1/21		1,375	1,468
	Palomar Pomerado Health California Revenue	5.000%	11/1/23		2,410	2,680
	Palomar Pomerado Health California Revenue	5.000%	11/1/24		2,390	2,704
	Palomar Pomerado Health California Revenue	5.000%	11/1/25		2,250	2,582
	Palomar Pomerado Health California Revenue	5.000%	11/1/26		1,875	2,168
	Palomar Pomerado Health California Revenue	5.000%	11/1/28		345	392
	Paramount CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	8/1/19		1,415	1,435
	Paramount CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	8/1/20	(4)	1,505	1,581
	Paramount CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	8/1/21	(4)	1,455	1,569
	Paramount CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	8/1/22	(4)	2,965	3,291
	Paramount CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	8/1/23	(4)	2,485	2,825
	Paramount CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	0.000%	8/1/26	(14)	6,050	4,689
	Pasadena CA Unified School District GO	5.000%	8/1/23		905	1,039
	Pasadena CA Unified School District GO	5.000%	8/1/24		1,085	1,277
	Pasadena CA Unified School District GO	5.000%	8/1/25		750	903
	Pasadena CA Unified School District GO	5.000%	8/1/25		1,000	1,204
	Pasadena CA Unified School District GO	5.000%	8/1/26		510	626
	Pasadena CA Unified School District GO	5.000%	8/1/26		1,015	1,245
	Pasadena CA Unified School District GO	5.000%	5/1/30		3,695	4,057
	Pasadena CA Unified School District GO	5.000%	5/1/31		1,500	1,646
	Pasadena CA Unified School District GO	5.000%	5/1/32		2,000	2,193
	Pasadena CA Unified School District GO	4.000%	8/1/32		1,115	1,201
	Peninsula Corridor CA Joint Powers Board Farebox Revenue	5.000%	10/1/35		750	897
	Peninsula Corridor CA Joint Powers Board Farebox Revenue	5.000%	10/1/36		1,000	1,187
	Peninsula Corridor CA Joint Powers Board Farebox Revenue	5.000%	10/1/37		1,000	1,180
	Peninsula Corridor CA Joint Powers Board Farebox Revenue	5.000%	10/1/38		600	703
	Peralta CA Community College District Revenue	5.000%	8/1/23		1,000	1,145

Peralta CA Community College District Revenue	5.000%	8/1/25		250	300
Peralta CA Community College District Revenue	4.000%	8/1/26		1,500	1,700
Peralta CA Community College District Revenue	5.000%	8/1/27		890	1,057
Peralta CA Community College District Revenue	5.000%	8/1/28		2,455	2,899
Peralta CA Community College District Revenue	5.000%	8/1/29		2,985	3,505
Peralta CA Community College District Revenue	5.000%	8/1/30		2,260	2,639
Peralta CA Community College District Revenue	5.000%	8/1/31		1,550	1,802
Peralta CA Community College District Revenue	5.000%	8/1/32		4,340	5,025
Peralta CA Community College District Revenue	5.000%	8/1/34		3,000	3,455
Pittsburg CA Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	5.000%	8/1/19		3,755	3,807
Pittsburg CA Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	5.000%	9/1/19	(4)	6,300	6,404
Pittsburg CA Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	0.000%	8/1/20	(2)	2,460	2,394
Pittsburg CA Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	5.000%	9/1/20	(4)	11,880	12,480
Pittsburg CA Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	5.000%	9/1/21	(4)	2,000	2,158
Pittsburg CA Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	0.000%	8/1/25	(2)	2,965	2,520
Pittsburg CA Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	5.000%	8/1/25	(4)	855	996
Pittsburg CA Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	5.000%	8/1/26	(4)	900	1,043
Pittsburg CA Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	5.000%	8/1/27	(4)	1,220	1,407
Pittsburg CA Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	5.000%	8/1/28	(4)	1,285	1,471
Pittsburg CA Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	0.000%	8/1/29	(2)	355	257
Pittsburg CA Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	5.000%	8/1/29	(4)	1,350	1,538
Pittsburg CA Water Revenue	4.000%	8/1/19		500	505
Pittsburg CA Water Revenue	4.000%	8/1/20		680	705
Pittsburg CA Water Revenue	4.000%	8/1/21		500	530
Pittsburg CA Water Revenue	5.000%	8/1/22		250	279
Placentia-Yorba Linda CA Unified School District GO	5.000%	8/1/19		350	355
Placentia-Yorba Linda CA Unified School District GO	5.000%	8/1/20		500	525
Placentia-Yorba Linda CA Unified School District GO	5.000%	10/1/20	(4)	325	343
Placentia-Yorba Linda CA Unified School District GO	5.000%	8/1/21		775	840

Placentia-Yorba Linda CA Unified School District GO	5.000%	10/1/21	(4)	300	325
Placentia-Yorba Linda CA Unified School District GO	5.000%	8/1/22		1,325	1,481
Placentia-Yorba Linda CA Unified School District GO	5.000%	10/1/22	(4)	375	418
Placentia-Yorba Linda CA Unified School District GO	5.000%	8/1/23		2,540	2,917
Placentia-Yorba Linda CA Unified School District GO	5.000%	10/1/23	(4)	500	571
Placentia-Yorba Linda CA Unified School District GO	5.000%	8/1/24		1,065	1,255
Placentia-Yorba Linda CA Unified School District GO	5.000%	8/1/25		1,785	2,149
Pleasanton CA Unified School District GO	4.000%	8/1/34		1,050	1,132
Pleasanton CA Unified School District GO	4.000%	8/1/35		1,000	1,071
Pleasanton CA Unified School District GO	4.000%	8/1/36		800	853
Pomona CA Single Family Mortgage Revenue	7.600%	5/1/23	(ETM)	5,085	5,712
Pomona CA Unified School District GO	5.000%	8/1/22	(15)	440	492
Pomona CA Unified School District GO	5.000%	8/1/26	(15)	450	526
Port of Oakland CA Revenue	5.000%	11/1/26		2,330	2,844
Port of Oakland CA Revenue	5.000%	11/1/27		1,250	1,544
Port of Oakland CA Revenue	5.000%	11/1/28		1,555	1,902
Port of Oakland CA Revenue	5.000%	11/1/29		950	1,152
Poway CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/22		2,225	2,477
Poway CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/22		3,535	3,993
Poway CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/23		3,325	3,803
Poway CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/26		1,370	1,653
Poway CA Unified School District GO	0.000%	8/1/19		5,425	5,389
Poway CA Unified School District GO	0.000%	8/1/20		3,280	3,199
Poway CA Unified School District GO	5.000%	8/1/26		5,125	5,524
Poway CA Unified School District GO	5.000%	8/1/27		1,625	1,886
Poway CA Unified School District GO	0.000%	8/1/28		9,070	7,044
Poway CA Unified School District GO	0.000%	8/1/31		1,360	931
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/19		980	996
Poway CA Unified School District Public Financing Authority Special Tax Revenue	4.000%	9/1/20		1,165	1,210
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/20		610	640
Poway CA Unified School District Public Financing Authority Special Tax Revenue	4.000%	9/1/21		1,000	1,060
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/21		320	347
Poway CA Unified School District Public Financing Authority Special Tax Revenue	4.000%	9/1/22		860	932
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/22	(15)	715	801
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/22		455	509
Poway CA Unified School District Public Financing Authority Special Tax Revenue	4.000%	9/15/22		435	472

Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/23	(15)	1,180	1,358
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/23		1,005	1,153
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/23		1,565	1,747
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/24	(15)	1,000	1,178
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/24		1,530	1,802
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/25	(15)	775	934
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/25		1,645	1,968
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/26	(15)	1,000	1,196
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/26		2,520	3,056
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/26		990	1,101
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/26		915	1,003
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/27		990	1,082
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/29		1,190	1,318
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/29		1,005	1,087
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/30		2,520	2,784
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/30		1,235	1,333
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/30		1,000	1,117
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/31		1,285	1,383
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/32		1,400	1,503
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/32		980	1,090
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/33		1,495	1,602
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/34		1,580	1,691
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/35		1,680	1,794
Rancho Cucamonga CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project)	5.000%	9/1/27	(4)	1,700	1,974
Rancho Cucamonga CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project)	5.000%	9/1/28	(4)	2,800	3,240
Rancho Cucamonga CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project)	5.000%	9/1/30	(4)	1,500	1,722

Rancho Cucamonga CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project)	5.000%	9/1/31	(4)	1,400	1,600
Rancho Cucamonga CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project)	5.000%	9/1/32	(4)	1,710	1,946
Rancho Santiago CA Community College District GO	5.125%	9/1/29	(4)	5,095	6,594
Rancho Santiago CA Community College District GO	0.000%	9/1/30	(4)	1,000	719
Redding CA Electric System Revenue	4.000%	6/1/19		1,400	1,408
Redding CA Electric System Revenue	5.000%	6/1/20		1,120	1,169
Redding CA Electric System Revenue	5.000%	6/1/22		1,100	1,224
Redding CA Electric System Revenue	5.000%	6/1/22		395	440
Redding CA Electric System Revenue	5.000%	6/1/23		800	915
Redding CA Electric System Revenue	5.000%	6/1/23		500	572
Redding CA Electric System Revenue	5.000%	6/1/24		750	880
Redding CA Electric System Revenue	5.000%	6/1/24		1,000	1,173
Redding CA Electric System Revenue	5.000%	6/1/25		730	875
Redding CA Electric System Revenue	5.000%	6/1/25		830	995
Redding CA Electric System Revenue	5.000%	6/1/26		1,000	1,222
Redding CA Electric System Revenue	5.000%	6/1/27		1,350	1,675
Redding CA Electric System Revenue	5.000%	6/1/28		1,275	1,566
Redding CA Electric System Revenue	5.000%	6/1/29		1,495	1,823
Redding CA Electric System Revenue	5.000%	6/1/30		800	979
Redding CA Joint Powers Financing Authority Electric System Revenue	4.000%	6/1/23		325	357
Redding CA Joint Powers Financing Authority Electric System Revenue	5.000%	6/1/24		300	349
Redding CA Joint Powers Financing Authority Electric System Revenue	5.000%	6/1/25		375	446
Redding CA Joint Powers Financing Authority Electric System Revenue	5.000%	6/1/26		675	808
Redding CA Joint Powers Financing Authority Electric System Revenue	5.000%	6/1/27		1,000	1,191
Redding CA Joint Powers Financing Authority Electric System Revenue	5.000%	6/1/28		1,000	1,183
Redding CA Joint Powers Financing Authority Electric System Revenue	5.000%	6/1/30		775	908
Redding CA Joint Powers Financing Authority Electric System Revenue	5.000%	6/1/32		475	552
Redwood City CA Redevelopment Agency Redevelopment Project Area No. 2 Tax Allocation Revenue	0.000%	7/15/25	(2)	3,350	2,871
Rialto CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/28		1,000	1,242
Rialto CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/30		1,285	1,553
Rialto CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/32		470	558
Rialto CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/33		515	609
Rialto CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/37		3,250	3,768
Rio CA Elementary School District Community Facilities District Special Tax Revenue	5.000%	9/1/27		1,000	1,101

	Rio CA Elementary School District Community Facilities District Special Tax Revenue	5.000%	9/1/28		1,000	1,092
	Rio CA Elementary School District Community Facilities District Special Tax Revenue	5.000%	9/1/30		1,000	1,086
	Rio CA Elementary School District Community Facilities District Special Tax Revenue	5.000%	9/1/35		2,300	2,494
	Rio Hondo CA Community College District GO	0.000%	8/1/31		2,010	1,372
	Riverside CA Community College District GO	0.000%	8/1/27		2,755	2,155
	Riverside CA Community College District GO	0.000%	8/1/28		1,650	1,228
	Riverside CA Community College District GO	5.000%	8/1/28		3,080	3,643
	Riverside CA Electric Revenue	5.000%	10/1/24	(4)	1,000	1,003
	Riverside CA Electric Revenue	5.000%	10/1/25	(4)	2,000	2,005
	Riverside CA Electric Revenue	5.000%	10/1/26	(4)	2,500	2,507
	Riverside CA Electric Revenue	5.000%	10/1/27	(4)	3,570	3,580
	Riverside CA Electric Revenue	5.000%	10/1/30		975	1,219
	Riverside CA Electric Revenue	5.000%	10/1/32		2,615	3,196
	Riverside CA Electric Revenue	5.000%	10/1/36		7,675	9,140
	Riverside CA Electric Revenue	5.000%	10/1/37		4,750	5,627
	Riverside CA Electric Revenue	5.000%	10/1/38		6,250	7,369
	Riverside CA Redevelopment Successor Agency Tax Allocation Revenue	5.000%	9/1/29		1,265	1,456
	Riverside CA Redevelopment Successor Agency Tax Allocation Revenue	5.000%	9/1/31		1,045	1,199
	Riverside CA Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/31	(4)	2,930	3,312
	Riverside CA Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/32	(4)	3,075	3,466
	Riverside CA Redevelopment Successor Agency Tax Allocation Revenue	5.000%	9/1/33		1,055	1,208
	Riverside CA Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/33	(4)	1,230	1,384
1	Riverside CA Redevelopment Successor Agency Tax Allocation Revenue TOB VRDO	1.840%	3/7/19	(15)	5,000	5,000
	Riverside CA Sewer Revenue	5.000%	8/1/20		1,685	1,769
	Riverside CA Sewer Revenue	5.000%	8/1/21		2,000	2,165
	Riverside CA Sewer Revenue	5.000%	8/1/22		2,160	2,409
	Riverside CA Sewer Revenue	5.000%	8/1/23		3,760	4,309
	Riverside CA Sewer Revenue	5.000%	8/1/24		2,020	2,375
	Riverside CA Sewer Revenue	5.000%	8/1/26		600	738
	Riverside CA Sewer Revenue	5.000%	8/1/27		1,055	1,318
	Riverside CA Sewer Revenue	5.000%	8/1/29		1,000	1,256
	Riverside CA Sewer Revenue	5.000%	8/1/30		2,680	3,321
	Riverside CA Unified School District Financing Authority Revenue	5.000%	9/1/19		1,220	1,241
	Riverside CA Unified School District Financing Authority Revenue	5.000%	9/1/20		1,280	1,346
	Riverside CA Unified School District Financing Authority Revenue	5.000%	9/1/23		1,410	1,558
	Riverside CA Unified School District Financing Authority Revenue	5.000%	9/1/25		1,555	1,703
	Riverside CA Unified School District Financing Authority Revenue	5.000%	9/1/26		1,615	1,765
	Riverside CA Unified School District Financing Authority Revenue	5.000%	9/1/27		1,710	1,869
	Riverside County CA Asset Leasing Corp. Leasehold Revenue (Riverside County Hospital Project)	5.000%	6/1/19		3,660	3,692

	Riverside County CA Asset Leasing Corp. Leasehold Revenue (Riverside County Hospital Project)	0.000%	6/1/25	(14)	6,835	5,841
	Riverside County CA Infrastructure Financing Authority (Indio Law Building)	4.000%	11/1/28		500	570
	Riverside County CA Infrastructure Financing Authority (Indio Law Building)	4.000%	11/1/30		1,070	1,190
	Riverside County CA Infrastructure Financing Authority (Indio Law Building)	4.000%	11/1/32		1,150	1,243
	Riverside County CA Infrastructure Financing Authority (Indio Law Building)	4.000%	11/1/35		1,930	2,062
	Riverside County CA Infrastructure Financing Authority (Indio Law Building)	4.000%	11/1/36		2,010	2,138
	Riverside County CA Infrastructure Financing Authority (Indio Law Building)	4.000%	11/1/37		1,000	1,058
	Riverside County CA Public Financing Authority Lease Revenue	5.000%	11/1/22		1,800	2,014
	Riverside County CA Public Financing Authority Lease Revenue	5.000%	11/1/23		2,090	2,396
	Riverside County CA Public Financing Authority Lease Revenue	5.000%	11/1/24		1,735	2,032
	Riverside County CA Public Financing Authority Lease Revenue	5.000%	11/1/30		9,885	11,579
	Riverside County CA Public Financing Authority Lease Revenue	5.000%	11/1/32		10,620	12,383
1	Riverside County CA Public Financing Authority Lease Revenue TOB VRDO	1.790%	3/7/19	LOC	5,250	5,250
	Riverside County CA Public Financing Authority Tax Allocation Revenue	4.000%	9/1/19		2,560	2,592
	Riverside County CA Public Financing Authority Tax Allocation Revenue	5.000%	10/1/19		225	229
	Riverside County CA Public Financing Authority Tax Allocation Revenue	5.000%	9/1/20		2,665	2,804
	Riverside County CA Public Financing Authority Tax Allocation Revenue	5.000%	10/1/20		375	395
	Riverside County CA Public Financing Authority Tax Allocation Revenue	5.000%	9/1/21	(4)	2,550	2,758
	Riverside County CA Public Financing Authority Tax Allocation Revenue	5.000%	10/1/21		250	271
	Riverside County CA Public Financing Authority Tax Allocation Revenue	5.000%	9/1/22	(4)	1,830	2,038
	Riverside County CA Public Financing Authority Tax Allocation Revenue	5.000%	10/1/22		350	390
	Riverside County CA Public Financing Authority Tax Allocation Revenue	5.000%	9/1/23	(4)	2,445	2,790
	Riverside County CA Public Financing Authority Tax Allocation Revenue	5.000%	10/1/33	(15)	3,535	4,108
	Riverside County CA Public Financing Authority Tax Allocation Revenue	5.000%	10/1/35	(15)	1,195	1,374
	Riverside County CA Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/19	(4)	1,000	1,020
	Riverside County CA Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/21	(4)	1,150	1,246
	Riverside County CA Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/22	(4)	1,320	1,472
	Riverside County CA Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/23	(4)	1,905	2,175

	Riverside County CA Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/24	(4)	2,005	2,340
	Riverside County CA Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/25	(4)	1,440	1,712
	Riverside County CA Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/27	(4)	1,160	1,365
3	Riverside County CA Redevelopment Successor Agency Tax Allocation Revenue, 5.000% coupon rate effective 10/1/2021	0.000%	10/1/22	(15)	375	365
3	Riverside County CA Redevelopment Successor Agency Tax Allocation Revenue, 5.000% coupon rate effective 10/1/2021	0.000%	10/1/27	(15)	520	544
3	Riverside County CA Redevelopment Successor Agency Tax Allocation Revenue, 5.000% coupon rate effective 10/1/2021	0.000%	10/1/30	(15)	750	770
3	Riverside County CA Redevelopment Successor Agency Tax Allocation Revenue, 5.000% coupon rate effective 10/1/2021	0.000%	10/1/32	(15)	590	598
3	Riverside County CA Redevelopment Successor Agency Tax Allocation Revenue, 5.000% coupon rate effective 10/1/2021	0.000%	10/1/37	(15)	1,015	1,007
	Riverside County CA Transportation Commission Sales Tax Revenue	5.250%	6/1/23	(Prere.)	3,000	3,462
	Riverside County CA Transportation Commission Sales Tax Revenue	5.250%	6/1/23	(Prere.)	4,075	4,702
	Riverside County CA Transportation Commission Sales Tax Revenue	5.250%	6/1/23	(Prere.)	3,000	3,462
	Riverside County CA Transportation Commission Sales Tax Revenue	5.250%	6/1/23	(Prere.)	2,000	2,308
	Riverside County CA Transportation Commission Sales Tax Revenue	5.000%	6/1/37		4,995	5,850
	Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/22		2,500	2,269
	Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/23		3,630	3,187
	Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/24		6,985	5,923
	Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/31		5,000	3,112
	Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/32		4,000	2,371
	Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/33		5,500	3,103
	Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/34		3,500	1,877
	Rocklin CA Unified School District GO	0.000%	8/1/23	(14)	7,030	6,429
	Rocklin CA Unified School District GO	0.000%	8/1/24	(14)	2,965	2,657
	Roseville CA Financing Authority Electric System Revenue	5.000%	2/1/29		330	403
	Roseville CA Financing Authority Electric System Revenue	5.000%	2/1/30		770	890
	Roseville CA Financing Authority Electric System Revenue	5.000%	2/1/30		200	243
	Roseville CA Financing Authority Electric System Revenue	5.000%	2/1/31		530	611
	Roseville CA Financing Authority Electric System Revenue	5.000%	2/1/32		1,310	1,504

Roseville CA Financing Authority Electric System Revenue	5.000%	2/1/32		250	298
Roseville CA Financing Authority Electric System Revenue	5.000%	2/1/33		1,000	1,144
Roseville CA Financing Authority Electric System Revenue	5.000%	2/1/33		350	415
Roseville CA Financing Authority Electric System Revenue	5.000%	2/1/34		3,425	3,906
Roseville CA Financing Authority Electric System Revenue	5.000%	2/1/34		250	292
Roseville CA Financing Authority Electric System Revenue	4.000%	2/1/36		4,530	4,801
Roseville CA Financing Authority Special Tax Revenue	4.000%	9/1/19		850	861
Roseville CA Financing Authority Special Tax Revenue	4.000%	9/1/20		550	571
Roseville CA Financing Authority Special Tax Revenue	4.000%	9/1/21		700	744
Roseville CA Financing Authority Special Tax Revenue	4.000%	9/1/22		1,000	1,088
Roseville CA Financing Authority Special Tax Revenue	5.000%	9/1/23		550	635
Roseville CA Financing Authority Special Tax Revenue	5.000%	9/1/24		1,100	1,301
Roseville CA Financing Authority Special Tax Revenue	5.000%	9/1/27		1,100	1,376
Roseville CA Financing Authority Special Tax Revenue	5.000%	9/1/29		750	924
Roseville CA Financing Authority Special Tax Revenue	5.000%	9/1/30	(4)	2,000	2,448
Roseville CA Financing Authority Special Tax Revenue	5.000%	9/1/31	(4)	2,665	3,225
Roseville CA Joint Union High School District GO	0.000%	8/1/23		275	251
Roseville CA Joint Union High School District GO	0.000%	8/1/24		580	512
Roseville CA Joint Union High School District GO	0.000%	8/1/25		555	476
Roseville CA Joint Union High School District GO	0.000%	8/1/26		500	414
Roseville CA Joint Union High School District GO	5.000%	8/1/27		185	227
Roseville CA Joint Union High School District GO	0.000%	8/1/28		500	379
Roseville CA Joint Union High School District GO	5.000%	8/1/28		175	213
Roseville CA Joint Union High School District GO	0.000%	8/1/29		1,085	782
Roseville CA Joint Union High School District GO	0.000%	8/1/29	(4)	3,215	2,419
Roseville CA Joint Union High School District GO	5.000%	8/1/29		200	242
Roseville CA Joint Union High School District GO	0.000%	8/1/30		1,000	683
Roseville CA Joint Union High School District GO	5.000%	8/1/30		300	359

Roseville CA Joint Union High School District GO	0.000%	8/1/31		1,585	1,024
Roseville CA Joint Union High School District GO	0.000%	8/1/31	(4)	6,815	4,653
Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/20		2,170	2,232
Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/24		865	972
Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/27		210	247
Roseville CA Special Tax Revenue	5.000%	9/1/20		1,055	1,099
Roseville CA Special Tax Revenue	5.000%	9/1/21		500	532
Sacramento CA Area Flood Control Agency Special Assessment Revenue (Natomas Basin Local Assessment)	5.000%	10/1/22	(15)	445	496
Sacramento CA Area Flood Control Agency Special Assessment Revenue (Natomas Basin Local Assessment)	5.000%	10/1/24	(15)	300	351
Sacramento CA Area Flood Control Agency Special Assessment Revenue (Natomas Basin Local Assessment)	5.000%	10/1/26	(15)	280	326
Sacramento CA Area Flood Control Agency Special Assessment Revenue (Natomas Basin Local Assessment)	5.000%	10/1/27	(15)	650	755
Sacramento CA Area Flood Control Agency Special Assessment Revenue (Natomas Basin Local Assessment)	5.000%	10/1/28	(15)	250	289
Sacramento CA Area Flood Control Agency Special Assessment Revenue (Natomas Basin Local Assessment)	5.000%	10/1/29	(15)	500	576
Sacramento CA Area Flood Control Agency Special Assessment Revenue (Natomas Basin Local Assessment)	5.000%	10/1/31	(15)	1,160	1,324
Sacramento CA Area Flood Control Agency Special Assessment Revenue (Natomas Basin Local Assessment)	5.000%	10/1/33	(15)	1,280	1,451
Sacramento CA Area Flood Control Agency Special Assessment Revenue (Natomas Basin Local Assessment)	5.000%	10/1/34	(15)	1,340	1,513
Sacramento CA City Financing Authority Revenue	5.000%	12/1/19		3,990	4,097
Sacramento CA City Financing Authority Revenue	4.000%	12/1/20		3,700	3,864
Sacramento CA City Financing Authority Revenue	5.000%	12/1/20		2,000	2,123
Sacramento CA City Financing Authority Revenue	5.000%	12/1/32	(15)	1,300	1,520
Sacramento CA City Financing Authority Revenue	5.000%	12/1/33	(15)	1,725	2,007
Sacramento CA City Financing Authority Tax Allocation Revenue	0.000%	12/1/25	(14)	5,000	4,257
Sacramento CA City Financing Authority Tax Allocation Revenue	0.000%	12/1/27	(14)	15,815	12,465
Sacramento CA City Financing Authority Tax Allocation Revenue	0.000%	12/1/31	(14)	5,000	3,257
Sacramento CA City Financing Authority Tax Allocation Revenue	0.000%	12/1/34	(14)	3,990	2,216

Sacramento CA City Unified School District GO	5.000%	7/1/20	(4)	500	521
Sacramento CA City Unified School District GO	5.000%	7/1/21	(4)	600	640
Sacramento CA City Unified School District GO	5.000%	7/1/22	(4)	940	1,030
Sacramento CA City Unified School District GO	5.000%	7/1/22		230	250
Sacramento CA Cogeneration Authority Revenue	5.000%	7/1/19		1,155	1,169
Sacramento CA Cogeneration Authority Revenue	5.250%	7/1/20		1,250	1,313
Sacramento CA Cogeneration Authority Revenue	5.250%	7/1/21		1,000	1,087
Sacramento CA Municipal Utility District Financing Authority Revenue	5.000%	7/1/20		1,405	1,471
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/19		780	793
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/21		2,590	2,812
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/22		4,000	4,478
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/23		4,000	4,606
Sacramento CA Municipal Utility District Revenue	5.250%	7/1/24	(2)	10,085	11,470
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/24		3,480	4,112
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/25		2,505	3,033
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/25		5,455	6,092
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/25		1,500	1,816
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/26		2,000	2,468
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/26		2,515	3,103
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/27		4,905	5,600
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/28		2,000	2,280
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/30		6,435	7,124
Sacramento CA Regional Transportation District Farebox Revenue	5.000%	9/1/20	(Prere.)	925	973
Sacramento CA Regional Transportation District Farebox Revenue	5.000%	9/1/20	(Prere.)	975	1,026
Sacramento CA Regional Transportation District Farebox Revenue	5.000%	9/1/20	(Prere.)	1,100	1,158
Sacramento CA Regional Transportation District Farebox Revenue	5.000%	9/1/20	(Prere.)	405	426
Sacramento CA Regional Transportation District Farebox Revenue	5.000%	9/1/20	(Prere.)	1,155	1,215
Sacramento CA Regional Transportation District Farebox Revenue	5.000%	3/1/22		680	712
Sacramento CA Regional Transportation District Farebox Revenue	5.000%	3/1/28		1,575	1,645
Sacramento CA Regional Transportation District Farebox Revenue	5.000%	3/1/29		1,660	1,733

Sacramento CA Regional Transportation District Farebox Revenue	5.000%	3/1/30	1,875	1,957
Sacramento CA Regional Transportation District Farebox Revenue	5.000%	3/1/31	1,970	2,055
Sacramento CA Transient Occupancy Tax Revenue (Convention Center Complex)	5.000%	6/1/26	905	1,103
Sacramento CA Transient Occupancy Tax Revenue (Convention Center Complex)	5.000%	6/1/27	1,025	1,266
Sacramento CA Transient Occupancy Tax Revenue (Convention Center Complex)	5.000%	6/1/28	2,000	2,504
Sacramento CA Transient Occupancy Tax Revenue (Convention Center Complex)	5.000%	6/1/29	1,300	1,611
Sacramento CA Transient Occupancy Tax Revenue (Convention Center Complex)	5.000%	6/1/30	1,165	1,428
Sacramento CA Transient Occupancy Tax Revenue (Convention Center Complex)	5.000%	6/1/31	2,000	2,418
Sacramento CA Transient Occupancy Tax Revenue (Convention Center Complex)	5.000%	6/1/32	1,370	1,643
Sacramento CA Transient Occupancy Tax Revenue (Convention Center Complex)	5.000%	6/1/33	1,220	1,453
Sacramento CA Transient Occupancy Tax Revenue (Convention Center Complex)	5.000%	6/1/34	1,485	1,758
Sacramento CA Transient Occupancy Tax Revenue (Convention Center Complex)	5.000%	6/1/35	2,000	2,360
Sacramento CA Transient Occupancy Tax Revenue (Convention Center Complex)	5.000%	6/1/37	2,405	2,808
Sacramento CA Transient Occupancy Tax Revenue (Convention Center Complex)	5.000%	6/1/38	1,290	1,499
Sacramento CA Transient Occupancy Tax Revenue (Sub-Convention Center Complex)	5.000%	6/1/23	525	598
Sacramento CA Transient Occupancy Tax Revenue (Sub-Convention Center Complex)	5.000%	6/1/24	425	496
Sacramento CA Transient Occupancy Tax Revenue (Sub-Convention Center Complex)	5.000%	6/1/25	450	537
Sacramento CA Transient Occupancy Tax Revenue (Sub-Convention Center Complex)	5.000%	6/1/26	500	606
Sacramento CA Transient Occupancy Tax Revenue (Sub-Convention Center Complex)	5.000%	6/1/27	1,535	1,880
Sacramento CA Transient Occupancy Tax Revenue (Sub-Convention Center Complex)	5.000%	6/1/28	1,605	1,991
Sacramento CA Transient Occupancy Tax Revenue (Sub-Convention Center Complex)	5.000%	6/1/29	1,695	2,086
Sacramento CA Transient Occupancy Tax Revenue (Sub-Convention Center Complex)	5.000%	6/1/30	1,775	2,167
Sacramento CA Transient Occupancy Tax Revenue (Sub-Convention Center Complex)	5.000%	6/1/31	1,865	2,246
Sacramento CA Transient Occupancy Tax Revenue (Sub-Convention Center Complex)	5.000%	6/1/32	500	597
Sacramento CA Transient Occupancy Tax Revenue (Sub-Convention Center Complex)	5.000%	6/1/34	2,145	2,530
Sacramento CA Transient Occupancy Tax Revenue (Sub-Convention Center Complex)	5.000%	6/1/35	650	764
Sacramento CA Transient Occupancy Tax Revenue (Sub-Convention Center Complex)	5.000%	6/1/36	1,200	1,403
Sacramento CA Transient Occupancy Tax Revenue (Sub-Convention Center Complex)	5.000%	6/1/37	1,040	1,210

Sacramento CA Transient Occupancy Tax Revenue (Sub-Convention Center Complex)	5.000%	6/1/38		1,375	1,592
Sacramento CA Transportation Authority Sales Tax Revenue	5.000%	10/1/21		2,300	2,505
Sacramento CA Unified School District GO	3.000%	8/1/19	(4)	1,215	1,221
Sacramento CA Unified School District GO	3.000%	8/1/20	(4)	1,000	1,017
Sacramento CA Unified School District GO	4.000%	8/1/21	(4)	1,000	1,049
Sacramento CA Unified School District GO	4.000%	8/1/22	(4)	750	797
Sacramento CA Unified School District GO	5.000%	8/1/23	(4)	1,575	1,764
Sacramento CA Water Revenue	5.000%	9/1/27		3,210	3,675
Sacramento County CA Airport Revenue	5.000%	7/1/22		370	411
Sacramento County CA Airport Revenue	5.000%	7/1/22		1,000	1,112
Sacramento County CA Airport Revenue	5.000%	7/1/22		345	384
Sacramento County CA Airport Revenue	5.000%	7/1/22		380	422
Sacramento County CA Airport Revenue	5.000%	7/1/23		500	568
Sacramento County CA Airport Revenue	5.000%	7/1/23		425	484
Sacramento County CA Airport Revenue	5.000%	7/1/23		1,000	1,139
Sacramento County CA Airport Revenue	5.000%	7/1/23		345	392
Sacramento County CA Airport Revenue	5.000%	7/1/24		745	866
Sacramento County CA Airport Revenue	5.000%	7/1/24		500	582
Sacramento County CA Airport Revenue	5.000%	7/1/24		1,000	1,165
Sacramento County CA Airport Revenue	5.000%	7/1/24		245	285
Sacramento County CA Airport Revenue	5.000%	7/1/25		775	917
Sacramento County CA Airport Revenue	5.000%	7/1/25		1,150	1,365
Sacramento County CA Airport Revenue	5.000%	7/1/25		805	955
Sacramento County CA Airport Revenue	5.000%	7/1/25		1,100	1,302
Sacramento County CA Airport Revenue	5.000%	7/1/26		1,355	1,634
Sacramento County CA Airport Revenue	5.000%	7/1/26		1,180	1,423
Sacramento County CA Airport Revenue	5.000%	7/1/26		910	1,094
Sacramento County CA Airport Revenue	5.000%	7/1/26		1,080	1,298
Sacramento County CA Airport Revenue	5.000%	7/1/27		1,000	1,221
Sacramento County CA Airport Revenue	5.000%	7/1/27		1,815	2,207
Sacramento County CA Airport Revenue	5.000%	7/1/28		1,250	1,304
Sacramento County CA Airport Revenue	5.000%	7/1/28		385	475
Sacramento County CA Airport Revenue	5.000%	7/1/28		805	993
Sacramento County CA Airport Revenue	5.000%	7/1/28		1,410	1,735
Sacramento County CA Airport Revenue	5.000%	7/1/29		500	612
Sacramento County CA Airport Revenue	5.000%	7/1/29		500	612
Sacramento County CA Airport Revenue	5.000%	7/1/29		2,265	2,760
Sacramento County CA Airport Revenue	5.000%	7/1/30		1,180	1,431
Sacramento County CA Airport Revenue	5.000%	7/1/30		1,250	1,516
Sacramento County CA Airport Revenue	5.000%	7/1/30		5,240	5,462
Sacramento County CA Airport Revenue	5.000%	7/1/30		3,380	4,083
Sacramento County CA Airport Revenue	5.000%	7/1/31		500	600
Sacramento County CA Airport Revenue	5.000%	7/1/31		1,750	2,094
Sacramento County CA Airport Revenue	5.000%	7/1/32		665	793
Sacramento County CA Airport Revenue	5.000%	7/1/32		1,175	1,402
Sacramento County CA Airport Revenue	5.000%	7/1/32		1,500	1,783
Sacramento County CA Airport Revenue	5.000%	7/1/33		750	891
Sacramento County CA Airport Revenue	5.000%	7/1/35		1,000	1,141
Sacramento County CA Airport Revenue	5.000%	7/1/36		2,000	2,273
Sacramento County CA Airport Revenue	5.000%	7/1/36		1,250	1,467
Sacramento County CA Airport Revenue	5.000%	7/1/37		2,530	2,954
Sacramento County CA Sanitation Districts Financing Authority Revenue	5.000%	12/1/30		2,000	2,295
Saddleback Valley CA Unified School District GO	4.000%	8/1/20		2,100	2,177

San Bernardino CA City Unified School District GO	5.000%	8/1/20	(4)	765	802
San Bernardino CA City Unified School District GO	5.000%	8/1/21	(4)	1,230	1,329
San Bernardino CA City Unified School District GO	5.000%	8/1/22	(4)	1,525	1,697
San Bernardino CA City Unified School District GO	5.000%	8/1/23	(4)	1,100	1,256
San Bernardino CA City Unified School District GO	5.000%	8/1/24	(4)	1,400	1,598
San Bernardino CA City Unified School District GO	5.000%	8/1/26	(4)	1,310	1,488
San Bernardino CA City Unified School District GO	5.000%	8/1/28	(4)	470	569
San Bernardino CA City Unified School District GO	5.000%	8/1/29	(4)	550	661
San Bernardino CA City Unified School District GO	5.000%	8/1/30	(4)	630	750
San Bernardino CA City Unified School District GO	5.000%	8/1/31	(4)	230	271
San Bernardino CA Community College District GO	0.000%	8/1/23	(4)	2,655	2,433
San Bernardino CA Community College District GO	5.000%	8/1/24		4,375	5,002
San Bernardino CA Community College District GO	5.000%	8/1/25		4,550	5,192
San Bernardino CA Community College District GO	5.000%	8/1/26		4,150	4,732
San Bernardino CA Community College District GO	4.000%	8/1/27		10,000	10,890
San Bernardino CA Community College District GO	0.000%	8/1/29		1,000	720
San Bernardino CA Community College District GO	5.000%	8/1/29		5,000	5,897
San Bernardino CA Community College District GO	0.000%	8/1/30		1,100	750
San Bernardino CA Community College District GO	0.000%	8/1/31		1,000	644
San Bernardino CA Community College District GO	4.000%	8/1/31		10,660	11,292
San Bernardino CA Community College District GO	5.000%	8/1/31		8,370	9,790
San Bernardino CA Community College District GO	0.000%	8/1/32		1,100	670
San Bernardino CA Community College District GO	4.000%	8/1/32		12,010	12,642
San Bernardino CA Community College District GO	0.000%	8/1/33		1,165	672
San Bernardino CA Community College District GO	4.000%	8/1/33		5,000	5,248
San Bernardino County CA Medical Center COP	5.500%	8/1/22	(14)	8,940	9,912
San Bernardino County CA Transportation Authority Revenue	5.000%	3/1/31		3,355	3,678
San Diego CA Association of Governments South Bay Expressway Toll Revenue	5.000%	7/1/29		860	1,034
San Diego CA Association of Governments South Bay Expressway Toll Revenue	5.000%	7/1/31		2,165	2,547

San Diego CA Association of Governments South Bay Expressway Toll Revenue	5.000%	7/1/32		1,750	2,047
San Diego CA Association of Governments South Bay Expressway Toll Revenue	5.000%	7/1/34		1,500	1,736
San Diego CA Association of Governments South Bay Expressway Toll Revenue	5.000%	7/1/35		1,500	1,731
San Diego CA Association of Governments South Bay Expressway Toll Revenue	5.000%	7/1/36		1,500	1,721
San Diego CA Association of Governments South Bay Expressway Toll Revenue	5.000%	7/1/37		1,000	1,142
San Diego CA Association of Governments South Bay Expressway Toll Revenue	5.000%	7/1/38		1,230	1,399
San Diego CA Community College District GO	5.000%	8/1/21	(Prere.)	3,380	3,668
San Diego CA Community College District GO	5.000%	8/1/21	(Prere.)	9,830	10,668
San Diego CA Community College District GO	5.000%	8/1/21	(Prere.)	5,000	5,426
San Diego CA Community College District GO	5.000%	8/1/21	(Prere.)	2,000	2,170
San Diego CA Community College District GO	5.000%	8/1/21	(Prere.)	8,670	9,409
San Diego CA Community College District GO	5.000%	8/1/28		4,100	4,546
San Diego CA Community College District GO	5.000%	8/1/31		1,000	1,132
San Diego CA Community College District GO	4.000%	8/1/32		23,150	25,006
San Diego CA Community College District GO	5.000%	8/1/32		2,150	2,431
San Diego CA Community Facilities District No. 1 (Miramar Ranch North) Special Tax Revenue	5.000%	9/1/20		3,465	3,651
San Diego CA Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/19	(Prere.)	1,825	1,838
San Diego CA Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/19	(Prere.)	6,000	6,043
San Diego CA Public Facilities Financing Authority Sewer Revenue	5.250%	5/15/19	(Prere.)	2,000	2,015
San Diego CA Public Facilities Financing Authority Sewer Revenue	5.250%	5/15/20	(Prere.)	5,000	5,228
San Diego CA Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/21		5,765	6,208
San Diego CA Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/34		5,000	5,857
San Diego CA Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/35		5,205	6,077
San Diego CA Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/36		5,000	5,802
San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/19	(Prere.)	4,215	4,276
San Diego CA Public Facilities Financing Authority Water Revenue	5.125%	8/1/19	(Prere.)	5,000	5,075
San Diego CA Public Facilities Financing Authority Water Revenue	5.250%	8/1/20	(Prere.)	5,355	5,638
San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/22		3,220	3,598
San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/25		4,270	5,159
San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/26		10,710	13,164
San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/30		2,000	2,215
San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/32		4,190	4,631

San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/36		8,280	9,770
San Diego CA Redevelopment Agency Tax Allocation	5.000%	9/1/19		1,000	1,018
San Diego CA Redevelopment Agency Tax Allocation	5.000%	9/1/20		1,000	1,053
San Diego CA Redevelopment Agency Tax Allocation	5.000%	9/1/21		2,135	2,322
San Diego CA Redevelopment Agency Tax Allocation	5.000%	9/1/22		1,040	1,166
San Diego CA Redevelopment Agency Tax Allocation	5.000%	9/1/23		1,055	1,218
San Diego CA Redevelopment Agency Tax Allocation	0.000%	9/1/26	(4)	3,665	3,046
San Diego CA Unified School District GO	5.500%	7/1/20	(4)	9,490	9,999
San Diego CA Unified School District GO	5.000%	7/1/21		15,000	16,214
San Diego CA Unified School District GO	5.000%	7/1/22		1,580	1,761
San Diego CA Unified School District GO	5.500%	7/1/22	(4)	12,790	14,466
San Diego CA Unified School District GO	5.000%	7/1/24		1,735	2,044
San Diego CA Unified School District GO	4.000%	7/1/25		2,500	2,866
San Diego CA Unified School District GO	5.000%	7/1/25		1,695	2,045
San Diego CA Unified School District GO	5.500%	7/1/25	(14)	1,130	1,397
San Diego CA Unified School District GO	0.000%	7/1/26		8,425	7,113
San Diego CA Unified School District GO	5.000%	7/1/26		20,040	24,086
San Diego CA Unified School District GO	5.500%	7/1/26	(4)	7,565	9,575
San Diego CA Unified School District GO	0.000%	7/1/27		8,500	6,935
San Diego CA Unified School District GO	0.000%	7/1/28		8,000	6,289
San Diego CA Unified School District GO	5.000%	7/1/28		725	860
San Diego CA Unified School District GO	5.000%	7/1/28		6,535	7,751
San Diego CA Unified School District GO	0.000%	7/1/29		1,250	933
San Diego CA Unified School District GO	0.000%	7/1/29		3,250	2,440
San Diego CA Unified School District GO	5.000%	7/1/29		3,315	3,996
San Diego CA Unified School District GO	5.000%	7/1/29		750	885
San Diego CA Unified School District GO	0.000%	7/1/30		2,000	1,428
San Diego CA Unified School District GO	0.000%	7/1/30		2,220	1,590
San Diego CA Unified School District GO	0.000%	7/1/30		2,500	1,791
San Diego CA Unified School District GO	0.000%	7/1/30		10,255	7,346
San Diego CA Unified School District GO	5.000%	7/1/30		7,610	8,605
San Diego CA Unified School District GO	0.000%	7/1/31		2,300	1,566
San Diego CA Unified School District GO	5.000%	7/1/31		8,985	10,139
San Diego CA Unified School District GO	5.000%	7/1/31		3,000	3,610
San Diego CA Unified School District GO	5.000%	7/1/31		1,200	1,401
San Diego CA Unified School District GO	0.000%	7/1/32		2,000	1,297
San Diego CA Unified School District GO	4.000%	7/1/32		1,000	1,076
San Diego CA Unified School District GO	4.000%	8/1/32		1,065	1,154
San Diego CA Unified School District GO	4.000%	7/1/33		2,000	2,143
San Diego CA Unified School District GO	5.000%	7/1/33		4,440	5,288
San Diego CA Unified School District GO	4.000%	7/1/34		2,000	2,168
San Diego CA Unified School District GO	4.000%	7/1/34		3,000	3,197
San Diego CA Unified School District GO	4.000%	7/1/35		3,390	3,652
San Diego CA Unified School District GO	4.000%	7/1/35		3,600	3,818
San Diego CA Unified School District GO	4.000%	8/1/35		1,855	1,970
San Diego CA Unified School District GO	4.000%	7/1/37		5,155	5,488
San Diego County CA COP	5.000%	10/15/24		2,125	2,517
San Diego County CA COP	5.000%	10/15/25		5,305	6,259
San Diego County CA COP	5.000%	10/15/26		2,590	3,036
San Diego County CA COP	5.000%	10/15/27		2,000	2,339

San Diego County CA COP	5.000%	10/15/28		1,400	1,633
San Diego County CA COP	5.000%	10/15/29		2,010	2,339
San Diego County CA Limited Obligation Revenue (Sanford Burnham Prebys Medical Discovery Institute)	5.000%	11/1/19		480	490
San Diego County CA Limited Obligation Revenue (Sanford Burnham Prebys Medical Discovery Institute)	5.000%	11/1/22		425	473
San Diego County CA Limited Obligation Revenue (Sanford Burnham Prebys Medical Discovery Institute)	4.000%	11/1/23		1,695	1,854
San Diego County CA Limited Obligation Revenue (Sanford Burnham Prebys Medical Discovery Institute)	5.000%	11/1/24		790	918
San Diego County CA Limited Obligation Revenue (Sanford Burnham Prebys Medical Discovery Institute)	5.000%	11/1/26		1,145	1,350
San Diego County CA Limited Obligation Revenue (Sanford Burnham Prebys Medical Discovery Institute)	5.000%	11/1/28		1,950	2,276
San Diego County CA Limited Obligation Revenue (Sanford Burnham Prebys Medical Discovery Institute)	5.000%	11/1/30		1,705	1,975
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/23		3,915	4,096
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/25		9,000	9,407
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/26		200	244
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/26		6,000	6,266
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/27		300	370
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/28		350	427
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/28		3,000	3,129
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/29		310	375
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/30		580	694
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/32		1,000	1,173
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/33		1,305	1,525
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/34		1,010	1,176
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/35		1,000	1,160
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/36		2,750	3,178
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/37		1,690	1,943
San Diego County CA Regional Transportation Commission Revenue	4.000%	4/1/21		30,030	31,561
San Diego County CA Water Authority Financing Agency Water Revenue	5.000%	11/1/19	(Prere.)	2,000	2,047

San Diego County CA Water Authority Revenue	3.000%	5/1/21		5,000	5,151
San Diego County CA Water Authority Revenue	5.000%	5/1/26		2,090	2,555
San Diego County CA Water Authority Revenue	5.000%	5/1/30		5,000	5,355
San Diego County CA Water Authority Revenue	5.000%	5/1/35		13,795	15,979
San Diego County CA Water Authority Revenue COP	5.250%	5/1/21	(14)	6,725	7,271
San Diego County CA Water Authority Revenue COP	5.250%	5/1/22	(14)	7,075	7,910
San Dieguito CA Union High School District GO	4.000%	8/1/31		1,750	1,858
San Francisco CA Bay Area Rapid Transit District GO	5.000%	8/1/28		1,685	2,013
San Francisco CA Bay Area Rapid Transit District GO	4.000%	8/1/34		6,595	7,059
San Francisco CA Bay Area Rapid Transit District GO	5.000%	8/1/36		1,825	2,163
San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/20		1,040	1,089
San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/22	(Prere.)	290	323
San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/22	(Prere.)	690	769
San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/22	(Prere.)	755	841
San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/23		780	872
San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/27		5,435	6,493
San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/28		2,510	2,980
San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/29		1,885	2,090
San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/30		2,045	2,266
San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/31		2,215	2,598
San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/32		1,625	1,898
San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/33		1,500	1,746
San Francisco CA City & County (Earthquake Safety & Emergency Response) GO	5.000%	6/15/23		4,070	4,534
San Francisco CA City & County (Earthquake Safety & Emergency Response) GO	5.000%	6/15/23		2,220	2,473
San Francisco CA City & County (Earthquake Safety & Emergency Response) GO	5.000%	6/15/24		2,335	2,598
San Francisco CA City & County (Earthquake Safety & Emergency Response) GO	5.000%	6/15/24		4,270	4,751
San Francisco CA City & County (Earthquake Safety & Emergency Response) GO	5.000%	6/15/25		2,450	2,723
San Francisco CA City & County (Earthquake Safety & Emergency Response) GO	5.000%	6/15/25		4,485	4,984
San Francisco CA City & County COP	5.000%	4/1/27		13,095	15,681
San Francisco CA City & County COP	4.000%	9/1/30		5,215	5,581
San Francisco CA City & County COP	4.000%	9/1/31		5,100	5,418
San Francisco CA City & County COP	4.000%	9/1/32		5,680	6,003
San Francisco CA City & County COP	4.000%	4/1/35		9,870	10,510
San Francisco CA City & County COP	4.000%	9/1/35		5,170	5,396

San Francisco CA City & County COP	4.000%	4/1/36		10,665	11,291
San Francisco CA City & County GO	5.000%	6/15/20		500	523
San Francisco CA City & County GO	5.000%	6/15/22		2,640	2,898
San Francisco CA City & County GO	5.000%	6/15/23		4,000	4,389
San Francisco CA City & County GO	5.000%	6/15/26		2,920	3,333
San Francisco CA City & County GO	5.000%	6/15/27		5,815	6,630
San Francisco CA City & County GO	4.000%	6/15/28		4,190	4,542
San Francisco CA City & County GO	4.000%	6/15/29		4,545	4,899
San Francisco CA City & County GO	4.000%	6/15/29		7,130	7,800
San Francisco CA City & County GO	4.000%	6/15/33		8,160	8,680
San Francisco CA City & County International Airport Revenue	5.000%	5/1/20	(Prere.)	2,135	2,222
San Francisco CA City & County International Airport Revenue	5.250%	5/1/20	(14)	5,000	5,224
San Francisco CA City & County International Airport Revenue	5.000%	5/1/21		5,100	5,485
San Francisco CA City & County International Airport Revenue	5.000%	5/1/21		2,865	2,979
San Francisco CA City & County International Airport Revenue	5.000%	5/3/21	(Prere.)	550	592
San Francisco CA City & County International Airport Revenue	5.000%	5/3/21	(Prere.)	1,150	1,237
San Francisco CA City & County International Airport Revenue	5.000%	5/3/21	(Prere.)	1,200	1,291
San Francisco CA City & County International Airport Revenue	5.000%	5/1/22		1,650	1,829
San Francisco CA City & County International Airport Revenue	5.000%	5/1/22		6,150	6,818
San Francisco CA City & County International Airport Revenue	5.000%	5/1/22		2,865	2,979
San Francisco CA City & County International Airport Revenue	5.000%	5/1/23		3,175	3,625
San Francisco CA City & County International Airport Revenue	4.000%	5/1/24		5,775	6,482
San Francisco CA City & County International Airport Revenue	5.000%	5/1/24		1,700	1,992
San Francisco CA City & County International Airport Revenue	5.000%	5/1/24		3,245	3,803
San Francisco CA City & County International Airport Revenue	4.000%	5/1/25		3,625	4,129
San Francisco CA City & County International Airport Revenue	5.000%	5/1/25		6,180	7,420
San Francisco CA City & County International Airport Revenue	5.000%	5/1/25		2,090	2,509
San Francisco CA City & County International Airport Revenue	5.000%	5/1/27		1,970	2,400
San Francisco CA City & County International Airport Revenue	5.000%	5/1/28		7,625	8,352
San Francisco CA City & County International Airport Revenue	5.000%	5/1/28		4,000	5,061
San Francisco CA City & County International Airport Revenue	5.000%	5/1/28		2,175	2,634
San Francisco CA City & County International Airport Revenue	5.000%	5/1/28		2,305	2,465
San Francisco CA City & County International Airport Revenue	4.900%	5/1/29		8,325	8,519

San Francisco CA City & County International Airport Revenue	5.000%	5/1/29		7,090	9,061
San Francisco CA City & County International Airport Revenue	5.000%	5/1/29		1,755	2,110
San Francisco CA City & County International Airport Revenue	5.000%	5/1/30		5,000	6,293
San Francisco CA City & County International Airport Revenue	5.000%	5/1/30		1,000	1,189
San Francisco CA City & County International Airport Revenue	5.000%	5/1/30		4,790	5,116
San Francisco CA City & County International Airport Revenue	5.000%	5/1/31		4,000	4,956
San Francisco CA City & County International Airport Revenue	5.000%	5/1/31		635	747
San Francisco CA City & County International Airport Revenue	5.000%	5/1/32		10,000	12,211
San Francisco CA City & County International Airport Revenue	5.000%	5/1/36		8,000	9,504
San Francisco CA City & County International Airport Revenue	5.000%	5/1/37		10,035	11,843
San Francisco CA City & County International Airport Revenue	5.000%	5/1/38		10,000	11,745
San Francisco CA City & County Public Utilities Commission Wastewater Revenue	5.000%	10/1/26		5,865	7,124
San Francisco CA City & County Public Utilities Commission Wastewater Revenue	5.000%	10/1/26		1,795	2,180
San Francisco CA City & County Public Utilities Commission Wastewater Revenue	5.000%	10/1/27		1,885	2,277
San Francisco CA City & County Public Utilities Commission Wastewater Revenue	5.000%	10/1/30		13,170	14,694
San Francisco CA City & County Public Utilities Commission Wastewater Revenue	5.000%	10/1/34		9,495	11,050
San Francisco CA City & County Public Utilities Commission Wastewater Revenue	5.000%	10/1/34		3,550	4,209
San Francisco CA City & County Public Utilities Commission Wastewater Revenue	5.000%	10/1/35		9,980	11,568
San Francisco CA City & County Public Utilities Commission Wastewater Revenue	5.000%	10/1/35		125	147
San Francisco CA City & County Public Utilities Commission Wastewater Revenue	5.000%	10/1/36		10,495	12,096
San Francisco CA City & County Public Utilities Commission Wastewater Revenue	5.000%	10/1/37		3,135	3,661
San Francisco CA City & County Public Utilities Commission Wastewater Revenue	5.000%	10/1/38		6,825	7,935
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/19	(Prere.)	440	450
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/19	(Prere.)	2,555	2,615
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/19	(Prere.)	2,705	2,769
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/19	(Prere.)	2,960	3,030
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/19	(Prere.)	10,000	10,235
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/19	(Prere.)	1,000	1,024

San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/19		1,020	1,045
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/20		2,010	2,129
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/21		1,165	1,273
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/21	(Prere.)	11,000	12,033
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/21	(Prere.)	10,335	11,305
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	5/1/22	(Prere.)	5,000	5,546
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	5/1/22	(Prere.)	5,730	6,356
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	5/1/22	(Prere.)	3,020	3,350
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	5/1/22	(Prere.)	9,000	9,983
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/22		925	1,042
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/23		4,245	4,917
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/23		1,425	1,651
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/24		4,560	5,424
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/24		1,000	1,189
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/25		6,035	7,266
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/27		1,000	1,194
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/27		7,755	9,256
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	10/1/28		10,235	11,461
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/28		3,830	4,501
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/28		1,830	2,151
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/28		5,355	6,364
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/28		2,640	3,102
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/29		4,025	4,702
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/29		1,925	2,249
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/29		12,685	14,970
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/29		3,510	3,875
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/29		3,300	3,855
San Francisco CA City & County Public Utilities Commission Water Revenue	4.000%	11/1/30		1,805	2,006

San Francisco CA City & County Public Utilities Commission Water Revenue	4.000%	11/1/30	3,660	4,068
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/30	3,470	4,029
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/30	4,230	4,912
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/30	2,025	2,351
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	10/1/31	2,000	2,354
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	10/1/31	14,015	15,610
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/31	1,000	1,165
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/31	3,650	4,217
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/31	4,450	5,141
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/31	2,130	2,461
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	10/1/32	3,000	3,517
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/32	3,835	4,417
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/32	4,680	5,391
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/32	2,675	3,108
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/32	2,240	2,580
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/33	6,235	7,334
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/35	8,120	9,444
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/35	4,000	4,566
San Francisco CA City & County Public Utilities Commission Water Revenue	4.000%	11/1/36	8,600	9,066
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/36	1,000	1,143
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/38	1,520	1,719
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/39	5,090	5,738
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/19	220	223
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/20	130	136
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/21	160	172

San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/22	125	139
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/23	120	136
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/24	135	157
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/24	440	512
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/24	860	1,000
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/24	305	355
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/25	240	278
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/25	400	476
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/25	400	474
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/26	500	605
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/26	1,405	1,690
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/27	140	160
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/27	500	598
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/27	500	601

San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/28	835	999
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/29	460	524
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/29	745	886
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/30	550	649
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/31	400	453
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/31	710	831
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/32	860	999
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/32	525	593
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/32	450	522
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/32	1,000	1,160
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/33	750	866
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/33	670	773
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/33	660	762
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/34	555	637

San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/34	225	253
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/34	700	802
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/34	660	756
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/35	595	678
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/35	400	456
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/35	900	1,025
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/36	350	397
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/36	625	709
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/36	780	886
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Redevelopment Projects)	5.000%	8/1/21	2,030	2,201
San Francisco CA City & County Unified School District GO	5.000%	6/15/24	1,080	1,273
San Francisco CA City & County Unified School District GO	5.000%	6/15/27	6,475	7,571
San Francisco CA City & County Unified School District GO	5.000%	6/15/28	10,170	11,885
San Francisco CA City & County Unified School District GO	4.000%	6/15/30	1,270	1,303
San Francisco CA City & County Unified School District GO	5.000%	6/15/31	7,965	8,282
San Francisco CA City & County Unified School District GO	4.000%	6/15/32	5,300	5,539
San Francisco CA City & County Unified School District GO	4.250%	6/15/33	4,000	4,204
San Francisco CA Municipal Transportation Agency Revenue	5.000%	3/1/29	1,585	1,780
San Francisco CA Municipal Transportation Agency Revenue	5.000%	3/1/32	2,170	2,423

San Francisco CA Municipal Transportation Agency Revenue	5.000%	3/1/33		3,025	3,372
San Francisco CA Municipal Transportation Agency Revenue	5.000%	3/1/34		1,640	1,863
San Joaquin County CA Transportation Authority Revenue	4.000%	3/1/20		1,020	1,046
San Joaquin County CA Transportation Authority Revenue	4.000%	3/1/21		710	747
San Joaquin County CA Transportation Authority Revenue	5.000%	3/1/22		300	331
San Joaquin County CA Transportation Authority Revenue	5.000%	3/1/33		7,085	8,395
San Joaquin County CA Transportation Authority Revenue	5.000%	3/1/34		1,375	1,620
San Joaquin County CA Transportation Authority Revenue	5.000%	3/1/35		5,750	6,751
San Joaquin County CA Transportation Authority Revenue	5.000%	3/1/36		4,715	5,594
San Joaquin County CA Transportation Authority Revenue	5.000%	3/1/37		7,050	8,321
San Joaquin County CA Transportation Authority Revenue	5.000%	3/1/38		3,700	4,350
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	0.000%	1/15/22	(14)	570	532
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	0.000%	1/1/23	(ETM)	16,000	15,014
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	0.000%	1/15/24	(14)	7,140	6,263
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	0.000%	1/1/25	(ETM)	14,750	13,326
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	5.000%	1/15/29		12,210	13,734
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	5.000%	1/15/34		2,435	2,678
San Jose CA Airport Revenue	5.000%	3/1/26		4,610	4,903
San Jose CA Airport Revenue	5.000%	3/1/29		200	239
San Jose CA Airport Revenue	5.000%	3/1/30		250	297
San Jose CA Airport Revenue	5.000%	3/1/33		500	582
San Jose CA Airport Revenue	5.000%	3/1/34		500	580
San Jose CA Airport Revenue	5.000%	3/1/36		3,000	3,453
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/19		2,350	2,384
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/20	(Prere.)	1,140	1,196
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/20	(Prere.)	1,270	1,333
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/20		3,255	3,416
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.125%	8/1/20	(Prere.)	570	599
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.250%	8/1/20	(Prere.)	800	842
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.375%	8/1/20	(Prere.)	1,355	1,429
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/21		7,545	8,177

San Jose CA Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/22		3,500	3,910
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/23		5,000	5,742
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/24		5,000	5,886
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/26		3,650	4,469
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/27		2,335	2,896
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/28		1,000	1,228
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/29		1,000	1,217
San Jose CA Special Hotel Tax Revenue (Convention Center Expansion & Renovation Project)	6.125%	5/1/31		5,000	5,451
San Jose CA Unified School District Santa Clara County GO	5.000%	8/1/19		1,000	1,015
San Jose CA Unified School District Santa Clara County GO	5.000%	8/1/20		1,000	1,051
San Jose CA Unified School District Santa Clara County GO	5.000%	8/1/22		500	560
San Jose CA Unified School District Santa Clara County GO	5.000%	8/1/23		400	460
San Jose CA Unified School District Santa Clara County GO	5.000%	8/1/24		525	619
San Jose CA Unified School District Santa Clara County GO	5.000%	8/1/25		440	531
San Jose CA Unified School District Santa Clara County GO	5.000%	8/1/26		775	952
San Jose CA Unified School District Santa Clara County GO	5.000%	8/1/27		780	973
San Juan CA Unified School District GO	0.000%	8/1/25	(4)	10,000	8,724
San Juan CA Unified School District GO	0.000%	8/1/26	(4)	12,215	10,338
San Juan CA Unified School District GO	4.000%	8/1/30		6,000	6,688
San Juan CA Unified School District GO	4.000%	8/1/31		3,250	3,576
San Luis & Delta Mendota CA Water Authority Revenue	5.000%	3/1/24	(15)	855	966
San Luis & Delta Mendota CA Water Authority Revenue	5.000%	3/1/25	(15)	970	1,093
San Luis & Delta Mendota CA Water Authority Revenue	5.000%	3/1/26	(15)	500	561
San Luis & Delta Mendota CA Water Authority Revenue	5.000%	3/1/27	(15)	1,070	1,196
San Luis & Delta Mendota CA Water Authority Revenue	5.000%	3/1/28	(15)	600	670
San Luis & Delta Mendota CA Water Authority Revenue	5.000%	3/1/33	(15)	2,790	3,091
San Marcos CA Schools Financing Authority Lease Revenue	5.000%	8/15/25	(4)	800	959
San Marcos CA Schools Financing Authority Lease Revenue	5.000%	8/15/26	(4)	635	776
San Marcos CA Schools Financing Authority Lease Revenue	5.000%	8/15/27	(4)	600	747
San Marcos CA Schools Financing Authority Lease Revenue	5.000%	8/15/28	(4)	890	1,102

	San Marcos CA Schools Financing Authority Lease Revenue	5.000%	8/15/30	(4)	750	914
	San Marcos CA Schools Financing Authority Lease Revenue	5.000%	8/15/31	(4)	1,060	1,282
	San Marcos CA Schools Financing Authority Lease Revenue	5.000%	8/15/32	(4)	850	1,019
	San Marcos CA Schools Financing Authority Lease Revenue	5.000%	8/15/33	(4)	635	756
	San Marcos CA Schools Financing Authority Lease Revenue	5.000%	8/15/35	(4)	1,000	1,178
	San Marcos CA Schools Financing Authority Lease Revenue	5.000%	8/15/36	(4)	1,325	1,552
	San Marcos CA Schools Financing Authority Lease Revenue	5.000%	8/15/37	(4)	1,750	2,038
	San Marcos CA Unified School District GO	0.000%	8/1/25		2,300	1,995
	San Marcos CA Unified School District GO	0.000%	8/1/30		2,000	1,421
	San Marcos CA Unified School District GO	5.000%	8/1/30		4,050	4,904
	San Marcos CA Unified School District GO	0.000%	8/1/31		2,000	1,354
	San Marcos CA Unified School District GO	5.000%	8/1/31		3,045	3,650
	San Marcos CA Unified School District GO	0.000%	8/1/32		2,500	1,617
	San Marcos CA Unified School District GO	4.000%	8/1/32		300	325
	San Marcos CA Unified School District GO	5.000%	8/1/34		3,535	4,165
	San Marcos CA Unified School District GO	5.000%	8/1/35		4,000	4,685
	San Marcos CA Unified School District GO	5.000%	8/1/36		3,375	3,920
	San Marcos CA Unified School District GO	4.000%	8/1/37		4,000	4,202
	San Marcos CA Unified School District GO	4.000%	8/1/38		9,140	9,554
	San Mateo CA Union High School District GO	0.000%	9/1/23	(Prere.)	2,725	2,424
	San Mateo CA Union High School District GO	5.000%	9/1/23	(Prere.)	1,315	1,515
	San Mateo CA Union High School District GO	5.000%	9/1/23	(Prere.)	725	835
	San Mateo CA Union High School District GO	0.000%	9/1/24		2,665	2,329
	San Mateo CA Union High School District GO	5.000%	9/1/30		1,285	1,467
	San Mateo CA Union High School District GO	5.000%	9/1/31		715	815
	San Mateo CA Union High School District GO	4.000%	9/1/32		3,155	3,400
	San Mateo CA Union High School District GO	4.000%	9/1/33		1,950	2,111
	San Mateo CA Union High School District GO	4.000%	9/1/33		3,540	3,833
	San Mateo CA Union High School District GO	4.000%	9/1/35		1,585	1,695
	San Mateo County CA Community College District GO	0.000%	9/1/21	(14)	4,645	4,462
	San Mateo County CA Community College District GO	0.000%	9/1/22	(14)	5,675	5,349
	San Mateo County CA Community College District GO	0.000%	9/1/24	(14)	2,825	2,543
	San Mateo County CA Community College District GO	0.000%	9/1/25	(14)	4,000	3,502
	San Mateo County CA Community College District GO	0.000%	9/1/30	(14)	5,640	4,124
	San Mateo County CA Community College District GO	5.000%	9/1/32		2,015	2,465
	San Mateo County CA Community College District GO	4.000%	9/1/34		2,670	2,910
5	San Mateo County CA Community College District GO	5.000%	9/1/36		1,000	1,181
5	San Mateo County CA Community College District GO	5.000%	9/1/37		1,000	1,175
5	San Mateo County CA Community College District GO	5.000%	9/1/38		750	878

San Mateo County CA Joint Powers Financing Authority Lease Revenue (Capital Project Program)	5.000%	7/15/35	(4)	4,875	5,785
San Mateo County CA Joint Powers Financing Authority Lease Revenue (Capital Project Program)	5.000%	7/15/36		6,075	7,170
San Mateo County CA Joint Powers Financing Authority Lease Revenue (Capital Project Program)	5.000%	7/15/37		6,435	7,544
San Mateo County CA Joint Powers Financing Authority Lease Revenue (Maple Street Correctional Center)	5.000%	6/15/23		1,000	1,146
San Mateo County CA Joint Powers Financing Authority Lease Revenue (Maple Street Correctional Center)	5.000%	6/15/27		2,000	2,325
San Mateo County CA Joint Powers Financing Authority Lease Revenue (Youth Services Campus)	4.000%	7/15/21		1,035	1,097
San Mateo County CA Joint Powers Financing Authority Lease Revenue (Youth Services Campus)	5.000%	7/15/22		1,335	1,491
San Mateo County CA Joint Powers Financing Authority Lease Revenue (Youth Services Campus)	5.000%	7/15/23		1,505	1,728
San Mateo County CA Joint Powers Financing Authority Lease Revenue (Youth Services Campus)	4.000%	7/15/33		5,000	5,399
San Mateo County CA Transportation Authority Revenue	4.000%	6/1/20		770	795
San Mateo County CA Transportation Authority Revenue	5.000%	6/1/20		750	784
San Mateo County CA Transportation Authority Revenue	5.000%	6/1/21		1,385	1,494
San Mateo County CA Transportation Authority Revenue	4.000%	6/1/22		600	649
San Mateo County CA Transportation Authority Revenue	5.000%	6/1/22		785	874
San Mateo County CA Transportation Authority Revenue	4.000%	6/1/23		1,520	1,681
San Mateo County CA Transportation Authority Revenue	5.000%	6/1/23		855	981
San Mateo County CA Transportation Authority Revenue	4.000%	6/1/24		750	847
San Mateo County CA Transportation Authority Revenue	5.000%	6/1/24		1,250	1,474
San Mateo County CA Transportation Authority Revenue	5.000%	6/1/25		1,245	1,503
San Mateo County CA Transportation Authority Revenue	5.000%	6/1/31		1,365	1,594
San Mateo-Foster City CA School District GO	4.000%	8/1/19		1,000	1,011
San Mateo-Foster City CA School District GO	4.000%	8/1/34		1,580	1,683
San Pablo CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/22	(4)	1,000	1,106
San Pablo CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/23	(4)	1,250	1,416
San Pablo CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/27	(4)	1,770	2,019

San Pablo CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/28	(4)	1,860	2,111
San Pablo CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/30	(4)	2,275	2,564
San Rafael CA Elementary School District Capital Appreciation GO	0.000%	8/1/29	(14)	2,000	1,505
San Rafael CA High School District GO	0.000%	8/1/26	(14)	3,280	2,768
San Rafael CA High School District GO	0.000%	8/1/29	(14)	6,505	4,893
San Ramon CA Public Financing Authority Tax Allocation Revenue	0.000%	2/1/25	(2)	1,020	874
San Ramon CA Public Financing Authority Tax Allocation Revenue	0.000%	2/1/27	(2)	1,700	1,349
San Ramon CA Public Financing Authority Tax Allocation Revenue	0.000%	2/1/28	(2)	1,800	1,372
San Ramon CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	2/1/25	(15)	1,520	1,783
San Ramon CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	2/1/26	(15)	1,595	1,852
San Ramon CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	2/1/27	(15)	1,670	1,932
San Ramon Valley CA Unified School District GO	4.000%	8/1/28		1,225	1,332
San Ramon Valley CA Unified School District GO	4.000%	8/1/28		1,225	1,332
San Ramon Valley CA Unified School District GO	4.000%	8/1/32		2,000	2,155
San Ysidro CA School District COP	5.000%	9/1/27	(15)	100	111
San Ysidro CA School District COP	5.000%	9/1/31	(15)	200	221
San Ysidro CA School District COP	5.000%	9/1/34	(15)	200	220
San Ysidro CA School District COP	5.000%	9/1/37	(15)	320	351
San Ysidro CA School District GO	0.000%	8/1/26	(14)	4,770	3,852
Santa Ana CA College Improvement District No. 1 Rancho Santiago Community College GO	4.000%	8/1/20		700	726
Santa Ana CA College Improvement District No. 1 Rancho Santiago Community College GO	5.000%	8/1/21		125	136
Santa Ana CA College Improvement District No. 1 Rancho Santiago Community College GO	5.000%	8/1/22		100	112
Santa Ana CA College Improvement District No. 1 Rancho Santiago Community College GO	5.000%	8/1/23		100	115
Santa Ana CA College Improvement District No. 1 Rancho Santiago Community College GO	5.000%	8/1/24		130	153
Santa Ana CA College Improvement District No. 1 Rancho Santiago Community College GO	5.000%	8/1/25		150	181
Santa Ana CA College Improvement District No. 1 Rancho Santiago Community College GO	5.000%	8/1/26		200	246
Santa Ana CA College Improvement District No. 1 Rancho Santiago Community College GO	5.000%	8/1/27		250	312
Santa Ana CA College Improvement District No. 1 Rancho Santiago Community College GO	4.000%	8/1/28		275	316
Santa Ana CA College Improvement District No. 1 Rancho Santiago Community College GO	4.000%	8/1/29		350	398
Santa Ana CA College Improvement District No. 1 Rancho Santiago Community College GO	4.000%	8/1/30		500	560
Santa Ana CA College Improvement District No. 1 Rancho Santiago Community College GO	4.000%	8/1/31		500	552
Santa Ana CA College Improvement District No. 1 Rancho Santiago Community College GO	4.000%	8/1/32		500	547

Santa Ana CA College Improvement District No. 1 Rancho Santiago Community College GO	4.000%	8/1/33		860	932
Santa Ana CA Unified School District COP	0.000%	4/1/32	(4)	1,750	1,118
Santa Ana CA Unified School District GO	0.000%	8/1/31	(14)	3,775	2,540
Santa Barbara CA Unified School District GO	4.000%	8/1/30		840	957
Santa Barbara CA Unified School District GO	4.000%	8/1/30		300	342
Santa Clara CA Electric Revenue	4.000%	7/1/24		4,720	5,130
Santa Clara CA Electric Revenue	4.000%	7/1/25		5,200	5,643
Santa Clara CA Electric Revenue	4.000%	7/1/26		5,230	5,668
Santa Clara CA Electric Revenue	5.000%	7/1/30		1,000	1,078
Santa Clara CA Electric Revenue	5.250%	7/1/32		2,525	2,734
Santa Clara CA Financing Authority Revenue	4.000%	4/1/34		6,970	7,483
Santa Clara CA Financing Authority Revenue	4.000%	4/1/35		7,250	7,739
Santa Clara CA Unified School District GO	5.000%	7/1/20	(Prere.)	4,715	4,938
Santa Clara CA Unified School District GO	5.000%	7/1/20	(Prere.)	4,405	4,613
Santa Clara CA Unified School District GO	5.000%	7/1/20	(Prere.)	4,115	4,309
Santa Clara CA Unified School District GO	5.000%	7/1/20	(Prere.)	3,775	3,953
Santa Clara CA Unified School District GO	5.000%	7/1/21		2,290	2,477
Santa Clara CA Unified School District GO	5.000%	7/1/22		2,060	2,298
Santa Clara CA Unified School District GO	5.000%	7/1/23		2,185	2,509
Santa Clara CA Unified School District GO	5.000%	7/1/25		3,120	3,667
Santa Clara CA Unified School District GO	5.000%	7/1/25		3,595	4,226
Santa Clara CA Unified School District GO	4.000%	7/1/29		6,650	7,391
Santa Clara CA Unified School District GO	4.000%	7/1/29		8,235	9,153
Santa Clara CA Unified School District GO	4.000%	7/1/30		8,800	9,673
Santa Clara CA Unified School District GO	4.000%	7/1/33		8,750	9,411
Santa Clara County CA Financing Authority Lease Revenue (Multiple Facilities Projects)	5.000%	5/15/20		4,215	4,397
Santa Clara County CA Financing Authority Lease Revenue (Multiple Facilities Projects)	5.000%	5/15/21		5,770	6,216
Santa Clara County CA Financing Authority Lease Revenue (Multiple Facilities Projects)	5.000%	5/15/22		6,060	6,736
Santa Clara County CA Financing Authority Revenue	5.000%	5/15/22		4,090	4,546
Santa Clara County CA Financing Authority Revenue	5.000%	5/15/25		6,510	7,828
Santa Clara County CA Financing Authority Revenue	5.000%	5/15/26		6,800	8,141
Santa Clara County CA GO	5.000%	8/1/28		8,830	9,837
Santa Clara Valley CA Joint Powers Authority Revenue	5.000%	8/1/22		710	794
Santa Clara Valley CA Joint Powers Authority Revenue	5.000%	8/1/23		375	432
Santa Clara Valley CA Joint Powers Authority Revenue	5.000%	8/1/24		275	325
Santa Clara Valley CA Joint Powers Authority Revenue	4.000%	8/1/25		615	699
Santa Clara Valley CA Joint Powers Authority Revenue	4.000%	8/1/26		685	787
Santa Clara Valley CA Joint Powers Authority Revenue	5.000%	8/1/29		545	657
Santa Clara Valley CA Joint Powers Authority Revenue	5.000%	8/1/30		1,200	1,432
Santa Clara Valley CA Transportation Authority Sales Tax Revenue VRDO	1.390%	3/1/19		6,400	6,400
Santa Clara Valley CA Transportation Authority Sales Tax Revenue VRDO	1.400%	3/1/19		10,400	10,400

Santa Clara Valley CA Water District COP	5.000%	6/1/20		575	601
Santa Clara Valley CA Water District COP	5.000%	6/1/21		525	566
Santa Clara Valley CA Water District COP	5.000%	6/1/22		550	612
Santa Clara Valley CA Water District COP	5.000%	6/1/23		845	967
Santa Clarita CA Community College District GO	0.000%	8/1/29	(4)	2,480	1,868
Santa Clarita CA Community College District GO	5.000%	8/1/32		5,450	5,984
Santa Monica CA Community College District GO	0.000%	8/1/24		4,500	4,048
Santa Monica CA Community College District GO	0.000%	8/1/26		11,025	9,324
Santa Monica CA Community College District GO	4.000%	8/1/30		2,000	2,177
Santa Monica CA Community College District GO	5.000%	8/1/30		500	620
Santa Monica CA Community College District GO	5.000%	8/1/31		600	735
Santa Monica CA Community College District GO	4.000%	8/1/32		2,565	2,743
Santa Monica CA Community College District GO	5.000%	8/1/32		500	607
Santa Monica CA Community College District GO	4.000%	8/1/33		3,510	3,728
Santa Monica CA Community College District GO	4.000%	8/1/33		500	550
Santa Monica CA Community College District GO	4.000%	8/1/34		635	695
Santa Monica-Malibu CA Unified School District GO	5.000%	7/1/29		200	245
Santa Monica-Malibu CA Unified School District GO	5.000%	7/1/30		250	303
Santa Monica-Malibu CA Unified School District GO	5.000%	7/1/31		350	421
Santa Monica-Malibu CA Unified School District GO	4.000%	8/1/31		1,600	1,741
Santa Monica-Malibu CA Unified School District GO	5.000%	7/1/32		250	299
Santa Monica-Malibu CA Unified School District GO	5.000%	7/1/33		250	298
Santa Monica-Malibu CA Unified School District GO	4.000%	8/1/33		1,150	1,236
Santa Monica-Malibu CA Unified School District GO	5.000%	7/1/34		315	373
Santa Monica-Malibu CA Unified School District GO	5.000%	7/1/35		350	413
Santa Monica-Malibu CA Unified School District GO	4.000%	7/1/36		430	460
Santa Monica-Malibu CA Unified School District GO	4.000%	7/1/37		465	493
Santa Rosa CA High School District GO	5.000%	5/1/20		1,150	1,198
Santa Rosa CA High School District GO	5.000%	8/1/28	(4)	500	606
Santa Rosa CA High School District GO	5.000%	8/1/30	(4)	800	957
Santa Rosa CA High School District GO	5.000%	8/1/32	(4)	920	1,087
Santa Rosa CA High School District GO	5.000%	8/1/34	(4)	965	1,131
Santa Rosa CA High School District GO	5.000%	8/1/35	(4)	750	876
Santa Rosa CA Wastewater Revenue	5.000%	9/1/21		1,300	1,414

Santa Rosa CA Wastewater Revenue	5.000%	9/1/22		1,155	1,294
Santa Rosa CA Wastewater Revenue	5.000%	9/1/23		945	1,087
Santa Rosa CA Wastewater Revenue	5.000%	9/1/24		865	1,018
Santa Rosa CA Wastewater Revenue	5.000%	9/1/25		815	980
Santa Rosa CA Wastewater Revenue	5.000%	9/1/26		895	1,092
Santa Rosa CA Wastewater Revenue	0.000%	9/1/28	(4)	11,095	8,630
Santa Rosa CA Wastewater Revenue	5.000%	9/1/29		2,870	3,185
Santa Rosa CA Wastewater Revenue	5.000%	9/1/30		3,055	3,387
Santa Rosa CA Wastewater Revenue	5.000%	9/1/33		1,425	1,575
Santee CA CDC Successor Agency Tax Allocation Revenue	4.000%	8/1/20		590	612
Santee CA CDC Successor Agency Tax Allocation Revenue	4.000%	8/1/21		600	633
Santee CA CDC Successor Agency Tax Allocation Revenue	5.000%	8/1/22		570	632
Shasta-Tehama-Trinity CA Joint Community College District GO	5.000%	8/1/31		300	360
Shasta-Tehama-Trinity CA Joint Community College District GO	5.000%	8/1/32		275	328
Shasta-Tehama-Trinity CA Joint Community College District GO	4.000%	8/1/36		700	748
Shasta-Tehama-Trinity CA Joint Community College District GO	4.000%	8/1/37		1,000	1,059
Signal Hill CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/19		2,040	2,081
Signal Hill CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/20	(15)	2,120	2,240
Silicon Valley CA Clean Water Wastewater Revenue	5.000%	8/1/21		725	786
Silicon Valley CA Clean Water Wastewater Revenue	5.000%	8/1/24		1,000	1,182
Silicon Valley CA Clean Water Wastewater Revenue	5.000%	8/1/28		1,000	1,189
Silicon Valley CA Clean Water Wastewater Revenue	5.000%	8/1/35		1,000	1,156
Simi Valley CA Unified School District GO	5.000%	8/1/20		1,500	1,576
Simi Valley CA Unified School District GO	5.000%	8/1/21		1,220	1,323
Simi Valley CA Unified School District GO	5.000%	8/1/22		1,500	1,679
Simi Valley CA Unified School District GO	5.000%	8/1/23		2,500	2,880
Simi Valley CA Unified School District GO	5.000%	8/1/24		3,455	4,087
Simi Valley CA Unified School District GO	5.000%	8/1/25		2,785	3,372
Simi Valley CA Unified School District GO	0.000%	8/1/26	(4)	3,030	2,501
Simi Valley CA Unified School District GO	5.000%	8/1/26		2,025	2,497
Simi Valley CA Unified School District GO	0.000%	8/1/27	(4)	2,900	2,304
Simi Valley CA Unified School District GO	0.000%	8/1/28	(4)	4,785	3,658
Simi Valley CA Unified School District GO	4.000%	8/1/36		1,240	1,324
Simi Valley CA Unified School District GO	4.000%	8/1/37		1,320	1,399
Solana Beach CA School District Special Tax Revenue	5.000%	9/1/29		2,115	2,288
Solana Beach CA School District Special Tax Revenue	5.000%	9/1/32		2,655	2,851
Solano County CA Community College District GO	0.000%	8/1/21	(14)	985	944
Soledad CA Unified School District Revenue BAN	0.000%	8/1/21		2,120	2,009
Sonoma County CA Transportation Authority Sales Tax Revenue	5.000%	12/1/20		1,405	1,493

Sonoma County CA Transportation Authority Sales Tax Revenue	5.000%	12/1/22	2,445	2,762
South Orange County CA Public Financing Authority Special Tax Revenue	5.000%	8/15/23	1,000	1,101
South Orange County CA Public Financing Authority Special Tax Revenue	5.000%	8/15/25	1,250	1,379
South San Francisco CA Unified School District GO	4.000%	9/1/33	2,010	2,155
Southern California Public Power Authority Revenue	5.000%	7/1/25	6,760	8,059
Southern California Public Power Authority Revenue	5.000%	7/1/28	10,000	10,430
Southern California Public Power Authority Revenue	5.000%	7/1/29	5,000	5,214
Southern California Public Power Authority Revenue	5.000%	7/1/30	10,750	11,206
Southern California Public Power Authority Revenue (Canyon Power Project)	5.000%	7/1/20	1,250	1,309
Southern California Public Power Authority Revenue (Canyon Power Project)	5.000%	7/1/21	1,000	1,082
Southern California Public Power Authority Revenue (Canyon Power Project)	5.000%	7/1/23	4,000	4,319
Southern California Public Power Authority Revenue (Canyon Power Project)	5.000%	7/1/24	2,375	2,562
Southern California Public Power Authority Revenue (Canyon Power Project)	5.000%	7/1/25	1,675	1,805
Southern California Public Power Authority Revenue (Canyon Power Project)	5.000%	7/1/26	1,250	1,344
Southern California Public Power Authority Revenue (Canyon Power Project)	5.000%	7/1/27	1,000	1,073
Southern California Public Power Authority Revenue (Canyon Power Project) PUT	2.250%	5/1/21	38,000	38,266
Southern California Public Power Authority Revenue (Linden Wind Energy Project)	5.000%	7/1/28	3,500	3,650
Southern California Public Power Authority Revenue (Linden Wind Energy Project)	5.000%	7/1/29	2,500	2,607
Southern California Public Power Authority Revenue (Linden Wind Energy Project)	5.000%	7/1/30	2,500	2,606
Southern California Public Power Authority Revenue (Milford Wind Corridor Phase I Project)	5.000%	7/1/28	5,000	5,135
Southern California Public Power Authority Revenue (Milford Wind Corridor Phase I Project)	5.000%	7/1/29	5,000	5,133
Southern California Public Power Authority Revenue (Natural Gas Project)	5.250%	11/1/23	5,540	6,190
Southern California Public Power Authority Revenue (Natural Gas Project)	5.250%	11/1/24	5,000	5,669
Southern California Public Power Authority Revenue (Natural Gas Project)	5.250%	11/1/25	7,025	8,088
Southern California Public Power Authority Revenue (Natural Gas Project)	5.250%	11/1/26	3,525	4,102
Southern California Public Power Authority Revenue (Natural Gas Project)	5.000%	11/1/28	2,265	2,625
Southern California Public Power Authority Revenue (Natural Gas Project)	5.000%	11/1/33	4,830	5,625

Southern California Water Replenishment District Financing Authority Revenue	5.000%	8/1/20	1,000	1,051
Southern California Water Replenishment District Financing Authority Revenue	5.000%	8/1/22	900	1,007
Southern California Water Replenishment District Financing Authority Revenue	5.000%	8/1/23	1,370	1,578
Southern California Water Replenishment District Financing Authority Revenue	5.000%	8/1/24	700	828
Southern California Water Replenishment District Financing Authority Revenue	5.000%	8/1/25	805	973
Southern California Water Replenishment District Financing Authority Revenue	5.000%	8/1/26	750	901
Southern California Water Replenishment District Financing Authority Revenue	5.000%	8/1/27	1,340	1,602
Southern California Water Replenishment District Financing Authority Revenue	5.000%	8/1/29	1,500	1,775
Southern California Water Replenishment District Financing Authority Revenue	5.000%	8/1/30	1,120	1,317
Southern California Water Replenishment District Financing Authority Revenue	5.000%	8/1/31	1,470	1,722
Southern California Water Replenishment District Financing Authority Revenue	5.000%	8/1/32	2,410	2,817
Southern California Water Replenishment District Financing Authority Revenue	5.000%	8/1/33	2,325	2,709
Southern California Water Replenishment District Financing Authority Revenue	5.000%	8/1/34	3,400	3,944
Southern California Water Replenishment District Financing Authority Revenue	5.000%	8/1/35	2,840	3,285
Southern California Water Replenishment District Financing Authority Revenue	5.000%	8/1/36	3,000	3,456
Southwestern California Community College District GO	0.000%	8/1/24	750	672
Southwestern California Community College District GO	0.000%	8/1/25	1,090	934
Southwestern California Community College District GO	0.000%	8/1/26	2,000	1,633
Southwestern California Community College District GO	0.000%	8/1/27	2,000	1,559
Southwestern California Community College District GO	0.000%	8/1/28	2,535	1,879
Southwestern California Community College District GO	5.000%	8/1/28	175	215
Southwestern California Community College District GO	5.000%	8/1/29	300	365
Southwestern California Community College District GO	5.000%	8/1/29	1,000	1,198
Southwestern California Community College District GO	5.000%	8/1/30	300	361
Southwestern California Community College District GO	4.000%	8/1/31	275	302
Southwestern California Community College District GO	4.000%	8/1/32	250	272
Southwestern California Community College District GO	4.000%	8/1/32	1,000	1,078
Southwestern California Community College District GO	4.000%	8/1/33	300	324

	Southwestern California Community College District GO	4.000%	8/1/34		1,760	1,875
	Southwestern California Community College District GO	4.000%	8/1/35		1,500	1,590
	Southwestern California Community College District GO	4.000%	8/1/36		1,200	1,269
	Southwestern California Community College District GO	4.000%	8/1/37		2,385	2,512
	Southwestern California Community College District GO	4.000%	8/1/38		1,750	1,837
3	St. Helena CA Unified School District GO, 4.000% coupon rate effective 8/1/2023	0.000%	8/1/27		4,550	4,296
	State Center California Community College District GO	5.000%	8/1/27		635	793
	State Center California Community College District GO	5.000%	8/1/28		655	831
	State Center California Community College District GO	5.000%	8/1/29		710	893
	State Center California Community College District GO	4.000%	8/1/34		1,000	1,081
	State Center California Community College District GO	4.000%	8/1/36		1,045	1,117
	State Center California Community College District GO	4.000%	8/1/37		1,000	1,059
	Stockton CA Public Financing Authority Revenue	4.000%	9/2/20	(15)	580	601
	Stockton CA Public Financing Authority Revenue	4.000%	9/2/21	(15)	450	475
	Stockton CA Public Financing Authority Revenue	4.000%	9/2/22	(15)	950	1,020
	Stockton CA Public Financing Authority Revenue	4.000%	9/2/23	(15)	660	720
	Stockton CA Public Financing Authority Revenue	4.000%	9/2/24	(15)	1,050	1,158
	Stockton CA Public Financing Authority Revenue	4.000%	9/2/25	(15)	1,100	1,227
	Stockton CA Public Financing Authority Revenue	4.000%	9/2/26	(15)	1,145	1,285
	Stockton CA Public Financing Authority Wastewater Revenue	5.000%	9/1/22	(15)	1,000	1,111
	Stockton CA Public Financing Authority Wastewater Revenue	5.000%	9/1/23	(15)	1,015	1,155
	Stockton CA Public Financing Authority Wastewater Revenue	5.000%	9/1/24	(15)	1,000	1,162
	Stockton CA Public Financing Authority Wastewater Revenue	5.000%	9/1/25	(15)	1,250	1,455
	Stockton CA Public Financing Authority Wastewater Revenue	5.000%	9/1/26	(15)	1,375	1,596
	Stockton CA Public Financing Authority Wastewater Revenue	5.000%	9/1/27	(15)	1,250	1,446
	Stockton CA Public Financing Authority Water Revenue	5.000%	10/1/20	(15)	500	527
	Stockton CA Public Financing Authority Water Revenue	5.000%	10/1/23	(15)	725	823
	Stockton CA Public Financing Authority Water Revenue	5.000%	10/1/24	(15)	900	1,041

Stockton CA Public Financing Authority Water Revenue	5.000%	10/1/25	(15)	1,000	1,178
Stockton CA Public Financing Authority Water Revenue	5.000%	10/1/26	(15)	1,000	1,192
Stockton CA Public Financing Authority Water Revenue	5.000%	10/1/27	(15)	1,000	1,201
Stockton CA Public Financing Authority Water Revenue	5.000%	10/1/28	(15)	1,250	1,515
Stockton CA Public Financing Authority Water Revenue	5.000%	10/1/29	(15)	1,520	1,827
Stockton CA Public Financing Authority Water Revenue	5.000%	10/1/30	(15)	1,750	2,081
Stockton CA Public Financing Authority Water Revenue	5.000%	10/1/32	(15)	1,635	1,921
Stockton CA Public Financing Authority Water Revenue	5.000%	10/1/33	(15)	1,290	1,511
Stockton CA Public Financing Authority Water Revenue	5.000%	10/1/34	(15)	1,540	1,796
Stockton CA Public Financing Authority Water Revenue	5.000%	10/1/35	(15)	1,550	1,799
Stockton CA Public Financing Authority Water Revenue	4.000%	10/1/37	(15)	1,730	1,793
Stockton CA Public Financing Authority Water Revenue (Delta Water Supply Project)	6.125%	10/1/35		1,000	1,177
Stockton CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/28	(4)	1,600	1,895
Stockton CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/29	(4)	1,500	1,767
Stockton CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/33	(4)	2,890	3,323
Stockton CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/34	(4)	2,000	2,290
Stockton CA Unified School District GO	4.000%	8/1/19		3,470	3,506
Stockton CA Unified School District GO	5.000%	8/1/20		930	976
Stockton CA Unified School District GO	5.000%	8/1/21		2,185	2,365
Stockton CA Unified School District GO	5.000%	8/1/22		2,650	2,956
Stockton CA Unified School District GO	5.000%	7/1/23	(4)	1,110	1,233
Stockton CA Unified School District GO	5.000%	8/1/23		2,055	2,352
Stockton CA Unified School District GO	5.000%	7/1/24	(4)	1,570	1,740
Stockton CA Unified School District GO	5.000%	8/1/28	(15)	1,000	1,149
Stockton CA Unified School District GO	5.000%	8/1/29	(15)	600	686
Stockton CA Unified School District GO	4.000%	8/1/30	(4)	1,960	2,092
Stockton CA Unified School District GO	5.000%	8/1/30	(15)	1,555	1,771
Stockton CA Unified School District GO	5.000%	8/1/31	(15)	1,875	2,128
Stockton CA Unified School District GO	5.000%	8/1/32	(15)	2,060	2,332
Stockton CA Unified School District GO	5.000%	8/1/33	(15)	2,250	2,541
Stockton CA Unified School District GO	5.000%	8/1/34	(15)	2,105	2,372
Suisun City CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/23	(15)	1,110	1,270
Suisun City CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/25	(15)	1,000	1,163
Suisun City CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/26	(15)	1,200	1,391
Suisun City CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/27	(15)	1,360	1,570
Suisun City CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/28	(15)	1,280	1,473

	Suisun City CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/29	(15)	2,255	2,583
	Suisun City CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/30	(15)	1,000	1,142
	Sweetwater CA Unified School District GO	0.000%	8/1/23	(4)	1,575	1,440
	Sweetwater CA Unified School District GO	5.000%	8/1/23	(15)	1,090	1,230
	Sweetwater CA Unified School District GO	5.000%	8/1/24	(15)	1,255	1,444
	Sweetwater CA Unified School District GO	5.000%	8/1/27	(15)	7,000	7,975
	Sweetwater CA Unified School District GO	5.000%	8/1/28	(15)	8,000	9,093
	Sweetwater CA Unified School District GO	5.000%	8/1/35		5,000	5,570
	Tahoe-Truckee CA Unified School District GO	5.000%	8/1/24		100	118
	Tahoe-Truckee CA Unified School District GO	5.000%	8/1/25		200	242
	Tahoe-Truckee CA Unified School District GO	5.000%	8/1/26		330	406
	Temecula CA Development Agency Successor Agency Tax Allocation Revenue	4.000%	12/15/19		500	509
	Temecula CA Development Agency Successor Agency Tax Allocation Revenue	4.000%	12/15/20		750	779
	Temecula CA Development Agency Successor Agency Tax Allocation Revenue	4.000%	12/15/21		1,495	1,579
	Temecula CA Development Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/22		800	888
	Temecula CA Development Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/23		1,395	1,576
	Temecula CA Development Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/24		1,720	1,979
	Temecula CA Development Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/25		1,795	2,095
	Temecula CA Development Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/26		1,000	1,178
	Temecula CA Development Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/27		1,000	1,187
	Temecula CA Development Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/28	(4)	530	638
	Temecula CA Development Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/29	(4)	500	598
	Temecula CA Development Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/30	(4)	520	616
	Temecula CA Development Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/31	(4)	1,000	1,174
	Temecula CA Development Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/32	(4)	785	915
	Temecula CA Development Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/33	(4)	1,650	1,916
	Temecula CA Development Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/34	(4)	1,705	1,973
	Temecula CA Development Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/35	(4)	2,620	3,006
	Temecula CA Development Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/36	(4)	2,765	3,158
	Temecula CA Development Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/37	(4)	2,350	2,670
3	Temecula Valley CA Unified School District GO, 4.300% coupon rate effective 8/1/2019	0.000%	8/1/32	(15)	2,000	2,078
	Tracy CA Community Development Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/19		250	254
	Tracy CA Community Development Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/20		250	262

Tracy CA Community Development Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/21		900	971
Tracy CA Community Development Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/23	(4)	400	455
Tracy CA Community Development Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/24	(4)	400	466
Tracy CA Community Development Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/25	(4)	960	1,142
Turlock CA Irrigation District Revenue	5.000%	1/1/21		2,185	2,248
Turlock CA Irrigation District Revenue	5.000%	1/1/22		3,310	3,406
Turlock CA Irrigation District Revenue	5.000%	1/1/28		7,020	7,430
Turlock CA Irrigation District Revenue	5.000%	1/1/29		6,400	6,772
Turlock CA Irrigation District Revenue	5.000%	1/1/30		7,770	8,214
Turlock CA Irrigation District Revenue	5.000%	1/1/36		2,225	2,549
Turlock CA Irrigation District Revenue	5.000%	1/1/37		5,615	6,394
Tustin CA Unified School District Special Tax Revenue	5.000%	9/1/22		1,390	1,540
Tustin CA Unified School District Special Tax Revenue	5.000%	9/1/23		750	852
Tustin CA Unified School District Special Tax Revenue	5.000%	9/1/24		760	877
Tustin CA Unified School District Special Tax Revenue	5.000%	9/1/25		2,820	3,294
Tustin CA Unified School District Special Tax Revenue	5.000%	9/1/26		2,300	2,658
Tustin CA Unified School District Special Tax Revenue	5.000%	9/1/27		3,915	4,477
Tustin CA Unified School District Special Tax Revenue	5.000%	9/1/29		3,640	4,116
Tustin CA Unified School District Special Tax Revenue	5.000%	9/1/30		3,500	3,938
Twin Rivers CA Unified School District GO	5.000%	8/1/19		600	609
Twin Rivers CA Unified School District GO	5.000%	8/1/19		1,645	1,669
Twin Rivers CA Unified School District GO	5.000%	8/1/20	(4)	750	787
Twin Rivers CA Unified School District GO	5.000%	8/1/20	(4)	475	498
Twin Rivers CA Unified School District GO	5.000%	8/1/21	(4)	550	595
Twin Rivers CA Unified School District GO	5.000%	8/1/21	(4)	850	920
Twin Rivers CA Unified School District GO	5.000%	8/1/22	(4)	515	574
Twin Rivers CA Unified School District GO	5.000%	8/1/22	(4)	625	697
Ukiah CA Unified School District GO	0.000%	8/1/25	(14)	3,175	2,745
Union CA Elementary School District GO	0.000%	9/1/29	(14)	1,335	1,011
Union City CA Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/31		1,820	2,093
Union City CA Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/32		1,360	1,555
Union City CA Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/33		3,000	3,417
Union City CA Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/35		1,250	1,412
Union City CA Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/36		1,000	1,125

	University of California Regents Medical Center Pooled Revenue	5.000%	5/15/23	(Prere.)	14,940	17,072
	University of California Regents Medical Center Pooled Revenue	5.000%	5/15/23	(Prere.)	5,000	5,714
	University of California Regents Medical Center Pooled Revenue	5.000%	5/15/24		6,010	7,027
	University of California Regents Medical Center Pooled Revenue	4.000%	5/15/25		10,000	11,341
	University of California Regents Medical Center Pooled Revenue	4.000%	5/15/26		10,015	11,488
	University of California Regents Medical Center Pooled Revenue	5.000%	5/15/29		5,015	5,978
	University of California Regents Medical Center Pooled Revenue	5.000%	5/15/30		3,000	3,542
	University of California Regents Medical Center Pooled Revenue	5.000%	5/15/32		8,440	9,803
	University of California Regents Medical Center Pooled Revenue	5.000%	5/15/33		12,105	13,947
	University of California Regents Medical Center Pooled Revenue	5.000%	5/15/34		14,000	16,032
	University of California Regents Medical Center Pooled Revenue	5.000%	5/15/35		5,000	5,699
	University of California Regents Medical Center Pooled Revenue	4.500%	5/15/36		10,000	10,865
	University of California Regents Medical Center Pooled Revenue VRDO	1.470%	3/1/19		6,095	6,095
4	University of California Revenue	5.750%	5/15/19	(Prere.)	3,000	3,026
	University of California Revenue	5.000%	5/15/20		4,470	4,663
	University of California Revenue	5.000%	5/15/21	(Prere.)	4,675	5,028
	University of California Revenue	5.000%	5/15/21	(Prere.)	5,005	5,383
	University of California Revenue	5.000%	5/15/21		3,270	3,523
	University of California Revenue	5.000%	5/15/22	(Prere.)	6,540	7,263
	University of California Revenue	5.000%	5/15/22		3,850	4,149
	University of California Revenue	5.000%	5/15/23		2,010	2,299
	University of California Revenue	5.000%	5/15/23	(Prere.)	650	743
	University of California Revenue	5.000%	5/15/23	(Prere.)	4,695	5,365
	University of California Revenue	5.000%	5/15/25		2,670	3,210
	University of California Revenue	5.000%	5/15/25		9,190	11,038
	University of California Revenue	4.000%	5/15/27		3,820	4,411
	University of California Revenue	4.000%	5/15/27		9,090	10,548
	University of California Revenue	5.000%	5/15/27		7,075	8,438
	University of California Revenue	5.000%	5/15/27		6,225	6,683
	University of California Revenue	4.000%	5/15/28		7,110	8,213
	University of California Revenue	4.000%	5/15/28		9,020	10,477
	University of California Revenue	5.000%	5/15/28		9,265	10,990
	University of California Revenue	5.000%	5/15/28		7,080	8,366
	University of California Revenue	5.000%	5/15/28		6,675	7,161
	University of California Revenue	4.000%	5/15/29		5,485	6,268
	University of California Revenue	4.000%	5/15/29		13,390	15,349
	University of California Revenue	5.000%	5/15/29		2,060	2,553
	University of California Revenue	4.000%	5/15/30		7,705	8,665
	University of California Revenue	4.000%	5/15/30		7,500	8,487
	University of California Revenue	5.000%	5/15/30		750	844
	University of California Revenue	5.000%	5/15/30		1,195	1,418
	University of California Revenue	5.000%	5/15/30		5,310	6,499
	University of California Revenue	4.000%	5/15/31		5,270	5,836
	University of California Revenue	5.000%	5/15/31		2,315	2,674

University of California Revenue	5.000%	5/15/31	15,095	18,018
University of California Revenue	5.000%	5/15/32	8,460	9,893
University of California Revenue	5.000%	5/15/32	7,490	8,225
University of California Revenue	5.000%	5/15/32	3,250	3,913
University of California Revenue	5.250%	5/15/32	5,000	5,760
University of California Revenue	4.000%	5/15/33	12,715	13,785
University of California Revenue	5.000%	5/15/33	5,415	6,044
University of California Revenue	5.000%	5/15/33	5,025	5,840
University of California Revenue	5.000%	5/15/33	15,470	17,267
University of California Revenue	5.000%	5/15/33	12,000	14,121
University of California Revenue	5.000%	5/15/33	5,910	7,068
University of California Revenue	5.000%	5/15/33	6,995	8,084
University of California Revenue	4.000%	5/15/34	10,000	10,501
University of California Revenue	4.000%	5/15/34	10,610	11,414
University of California Revenue	5.000%	5/15/34	3,915	4,528
University of California Revenue	5.000%	5/15/34	15,900	17,706
University of California Revenue	5.000%	5/15/34	12,800	14,980
University of California Revenue	5.000%	5/15/34	1,500	1,783
University of California Revenue	5.000%	5/15/34	6,395	7,505
University of California Revenue	4.000%	5/15/35	5,790	6,200
University of California Revenue	5.000%	5/15/35	1,910	2,201
University of California Revenue	5.000%	5/15/35	5,100	5,963
University of California Revenue	5.000%	5/15/35	11,290	13,163
University of California Revenue	5.000%	5/15/35	4,000	4,735
University of California Revenue	5.000%	5/15/36	4,500	4,990
University of California Revenue	5.000%	5/15/36	5,425	6,226
University of California Revenue	5.000%	5/15/36	15,790	18,310
University of California Revenue	5.000%	5/15/36	1,775	2,089
University of California Revenue	5.000%	5/15/36	20,280	23,581
University of California Revenue	5.000%	5/15/37	14,585	17,057
University of California Revenue	5.000%	5/15/37	11,710	13,541
University of California Revenue	5.000%	5/15/37	4,905	5,719
University of California Revenue	5.000%	5/15/37	9,500	10,985
University of California Revenue	5.000%	5/15/38	5,000	5,804
University of California Revenue	5.000%	5/15/38	22,075	25,702
University of California Revenue PUT	1.400%	5/15/21	4,800	4,759
University of California Revenue PUT	5.000%	5/15/23	52,095	59,247
University of California Revenue VRDO	1.500%	3/1/19	43,145	43,145
University of California Revenue VRDO	1.510%	3/1/19	39,400	39,400
Upland CA Community Facilities District No. 2003-2 Improvement Area No. 1 Special Tax Revenue	5.000%	9/1/31	1,110	1,196
Upland CA COP (San Antonio Regional Hospital)	5.000%	1/1/22	500	536
Upland CA COP (San Antonio Regional Hospital)	5.000%	1/1/23	900	986
Upland CA COP (San Antonio Regional Hospital)	5.000%	1/1/25	1,030	1,170
Upland CA COP (San Antonio Regional Hospital)	5.000%	1/1/27	1,485	1,727
Upland CA COP (San Antonio Regional Hospital)	5.000%	1/1/28	1,530	1,796
Upland CA COP (San Antonio Regional Hospital)	5.000%	1/1/30	1,450	1,673
Upland CA COP (San Antonio Regional Hospital)	5.000%	1/1/31	1,390	1,587

Upland CA COP (San Antonio Regional Hospital)	5.000%	1/1/33		1,710	1,916
Upland CA COP (San Antonio Regional Hospital)	5.000%	1/1/34		1,500	1,669
Upland CA COP (San Antonio Regional Hospital)	4.000%	1/1/35		2,025	2,080
Upland CA COP (San Antonio Regional Hospital)	4.000%	1/1/36		1,000	1,023
Vacaville CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/22		600	668
Vacaville CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/23		865	988
Vacaville CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/24		1,325	1,548
Vacaville CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/25		1,390	1,619
Vacaville CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/26		1,460	1,697
Vacaville CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/27		1,200	1,392
Vacaville CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/28		1,200	1,389
Val Verde CA Unified School District CP	5.000%	3/1/25	(4)	250	296
Val Verde CA Unified School District CP	5.000%	3/1/26	(4)	260	313
Val Verde CA Unified School District CP	5.000%	3/1/27	(4)	275	336
Val Verde CA Unified School District CP	5.000%	3/1/28	(4)	280	346
Val Verde CA Unified School District CP	5.000%	3/1/29	(4)	450	551
Val Verde CA Unified School District CP	5.000%	3/1/30	(4)	850	1,027
Val Verde CA Unified School District CP	5.000%	3/1/31	(4)	1,015	1,211
Ventura County CA Community College District GO	5.000%	8/1/25		1,915	2,068
Ventura County CA Community College District GO	5.000%	8/1/27		2,205	2,374
Ventura County CA Community College District GO	0.000%	8/1/28		15,000	11,735
Ventura County CA Public Financing Authority Lease Revenue	5.000%	11/1/24		1,200	1,346
Ventura County CA Public Financing Authority Lease Revenue	5.000%	11/1/29		1,000	1,114
Ventura County CA Public Financing Authority Lease Revenue	5.000%	11/1/32		2,000	2,223
Ventura County CA Public Financing Authority Lease Revenue	5.000%	11/1/33		1,250	1,388
Vista CA Joint Powers Financing Authority Revenue	5.000%	5/1/20		500	521
Vista CA Joint Powers Financing Authority Revenue	5.000%	5/1/21		340	366
Vista CA Joint Powers Financing Authority Revenue	5.000%	5/1/22		470	521
Vista CA Joint Powers Financing Authority Revenue	5.250%	5/1/35		5,990	6,989
Vista CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/19	(4)	300	305
Vista CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/20	(4)	275	290
Vista CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/21	(4)	265	287

Vista CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/22	(4)	335	373
Vista CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/23	(4)	400	456
Vista CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/24	(4)	585	682
Vista CA Unified School District GO	5.000%	8/1/24		5,000	5,569
Walnut CA Energy Center Authority Revenue	5.000%	1/1/30		2,000	2,055
Walnut Valley CA Unified School District GO	5.000%	8/1/23		250	288
Walnut Valley CA Unified School District GO	5.000%	8/1/24		350	414
Washington Township CA Health Care District GO	5.000%	8/1/23		170	195
Washington Township CA Health Care District GO	4.000%	8/1/24		625	699
Washington Township CA Health Care District GO	5.000%	8/1/25		1,425	1,707
Washington Township CA Health Care District GO	5.000%	8/1/26		1,395	1,702
Washington Township CA Health Care District Revenue	4.000%	7/1/19		445	448
Washington Township CA Health Care District Revenue	5.000%	7/1/19		500	505
Washington Township CA Health Care District Revenue	4.000%	7/1/20		375	384
Washington Township CA Health Care District Revenue	5.000%	7/1/20		465	482
Washington Township CA Health Care District Revenue	5.000%	7/1/21		350	373
Washington Township CA Health Care District Revenue	4.000%	7/1/22		540	572
Washington Township CA Health Care District Revenue	5.000%	7/1/22		725	790
Washington Township CA Health Care District Revenue	5.000%	7/1/23		400	444
Washington Township CA Health Care District Revenue	5.000%	7/1/23		570	632
Washington Township CA Health Care District Revenue	5.000%	7/1/24		750	847
Washington Township CA Health Care District Revenue	5.000%	7/1/24		610	689
Washington Township CA Health Care District Revenue	4.000%	7/1/25		650	706
Washington Township CA Health Care District Revenue	5.000%	7/1/25		775	887
Washington Township CA Health Care District Revenue	5.000%	7/1/26		1,270	1,468
Washington Township CA Health Care District Revenue	5.000%	7/1/26		900	1,027
Washington Township CA Health Care District Revenue	5.000%	7/1/26		785	907
Washington Township CA Health Care District Revenue	5.000%	7/1/27		930	1,077
Washington Township CA Health Care District Revenue	5.000%	7/1/27		430	498
Washington Township CA Health Care District Revenue	5.000%	7/1/29		665	767

Washington Township CA Health Care District Revenue	5.000%	7/1/29		1,005	1,159
Washington Township CA Health Care District Revenue	6.000%	7/1/29		1,000	1,012
Washington Township CA Health Care District Revenue	5.000%	7/1/30		1,540	1,762
Washington Township CA Health Care District Revenue	4.000%	7/1/32		1,000	1,032
Washington Township CA Health Care District Revenue	5.000%	7/1/32		2,340	2,640
Washington Township CA Health Care District Revenue	5.000%	7/1/33		2,975	3,341
Washington Township CA Health Care District Revenue	4.000%	7/1/34		2,970	3,036
Washington Township CA Health Care District Revenue	4.000%	7/1/36		1,935	1,960
West Basin CA Municipal Water District Revenue	5.000%	8/1/22		2,010	2,249
West Contra Costa CA Unified School District GO	5.000%	8/1/20		250	263
West Contra Costa CA Unified School District GO	6.000%	8/1/26		5,000	6,472
West Contra Costa CA Unified School District GO	0.000%	8/1/28	(14)	6,400	4,956
West Contra Costa CA Unified School District GO	0.000%	8/1/30	(14)	6,235	4,411
West Contra Costa CA Unified School District GO	5.000%	8/1/30		3,425	3,953
West Contra Costa CA Unified School District GO	5.000%	8/1/31		5,690	6,536
West Contra Costa CA Unified School District GO	5.000%	8/1/32		1,825	2,125
West Contra Costa CA Unified School District GO	5.000%	8/1/32		5,560	6,377
West Contra Costa CA Unified School District GO	0.000%	8/1/33	(4)(3)	6,000	3,647
West Contra Costa CA Unified School District GO	0.000%	8/1/33	(12)	2,650	1,611
West Contra Costa CA Unified School District GO	5.000%	8/1/33		3,265	3,738
West Contra Costa CA Unified School District GO	5.000%	8/1/33		1,020	1,185
West Contra Costa CA Unified School District GO	5.000%	8/1/33		915	1,063
West Contra Costa CA Unified School District GO	5.000%	8/1/34		1,070	1,239
West Contra Costa CA Unified School District GO	5.000%	8/1/34		2,010	2,327
West Contra Costa CA Unified School District GO	5.000%	8/1/35		1,400	1,617
West Contra Costa CA Unified School District GO	5.000%	8/1/35		1,000	1,155
Western CA Municipal Water District Revenue PUT	1.500%	10/1/20		2,350	2,342
Western Placer CA Unified School District COP	3.000%	8/1/21	(4)	500	516
Western Placer CA Unified School District COP	3.000%	8/1/23	(4)	600	632
Western Placer CA Unified School District GO	5.000%	8/1/28		200	241

Western Placer CA Unified School District GO	5.000%	8/1/29		200	239
Western Placer CA Unified School District GO	5.000%	8/1/30		380	450
Western Placer CA Unified School District GO	4.000%	8/1/31	(15)	885	979
Western Placer CA Unified School District GO	4.000%	8/1/31	(15)	755	835
Western Placer CA Unified School District GO	5.000%	8/1/31		565	663
Western Placer CA Unified School District GO	4.000%	8/1/32	(15)	920	1,003
Western Placer CA Unified School District GO	4.000%	8/1/34	(15)	990	1,065
Western Placer CA Unified School District GO	4.000%	8/1/34	(15)	545	586
Western Placer CA Unified School District GO	4.000%	8/1/35	(15)	1,025	1,088
Western Placer CA Unified School District GO	4.000%	8/1/35	(15)	630	667
Western Placer CA Unified School District GO	4.000%	8/1/36	(15)	1,070	1,125
Westlands CA Water District Revenue	5.000%	9/1/21	(4)	750	812
Westlands CA Water District Revenue	5.000%	9/1/22	(4)	765	852
Westlands CA Water District Revenue	5.000%	9/1/24	(4)	1,000	1,111
Westlands CA Water District Revenue	5.000%	9/1/25	(4)	1,250	1,381
William S. Hart Union High School District California GO	5.000%	9/1/25		1,835	2,049
William S. Hart Union High School District California GO	5.000%	9/1/26		1,085	1,209
William S. Hart Union High School District California GO	5.000%	9/1/27		1,585	1,763
William S. Hart Union High School District California GO	0.000%	8/1/34	(4)	3,880	2,276
Yucaipa Valley CA Water District Water System Revenue	5.000%	9/1/19		1,020	1,038
					14,102,988
Guam (0.2%)
Guam Government Business Privilege Tax Revenue	5.000%	11/15/20		750	778
Guam Government Business Privilege Tax Revenue	5.000%	11/15/21		1,125	1,189
Guam Government Business Privilege Tax Revenue	5.000%	11/15/22		1,500	1,614
Guam Government Waterworks Authority Water & Wastewater System Revenue	5.000%	7/1/20		540	558
Guam Government Waterworks Authority Water & Wastewater System Revenue	5.000%	7/1/21		400	423
Guam Government Waterworks Authority Water & Wastewater System Revenue	5.000%	7/1/22		500	542
Guam Government Waterworks Authority Water & Wastewater System Revenue	5.000%	7/1/28		2,115	2,280
Guam Government Waterworks Authority Water & Wastewater System Revenue	5.000%	7/1/29		5,035	5,482
Guam Government Waterworks Authority Water & Wastewater System Revenue	5.250%	7/1/33		4,000	4,287
Guam Government Waterworks Authority Water & Wastewater System Revenue	5.000%	7/1/35		4,450	4,739
Guam Government Waterworks Authority Water & Wastewater System Revenue	5.000%	7/1/36		1,450	1,570
Guam Power Authority Revenue	5.000%	10/1/22		1,605	1,733
Guam Power Authority Revenue	5.000%	10/1/26		1,810	1,999
Guam Power Authority Revenue	5.000%	10/1/30		1,470	1,592
					28,786
Total Tax-Exempt Municipal Bonds (Cost $13,756,731)					14,131,774
Other Assets and Liabilities-Net (0.9%)					122,083
Net Assets (100%)					14,253,857

1

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2019, the aggregate value of these securities was $125,473,000, representing 0.9% of net assets.

2

Adjustable-rate security, rate shown is effective rate at period end.  Certain adjustable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

3	Step bond.
4	Securities with a value of $4,766,000 have been segregated as initial margin for open futures contracts.
5	Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2019.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.

BAN - Bond Anticipation Note.

CMT - Constant Maturing Treasury Rate.

COP - Certificate of Participation.

CP - Commercial Paper.

FR - Floating Rate.

GAN - Grant Anticipation Note.

GO - General Obligation Bond.

LIBOR – London Inter-bank Offered Rate.

PILOT – Payments in Lieu of Taxes.

PUT - Put Option Obligation.

RAN - Revenue Anticipation Note.

SIFMA - Security Industry and Financial Market Association.

TAN - Tax Anticipation Note.

TOB - Tender Option Bond.

TRAN - Tax Revenue Anticipation Note.

VRDO - Variable Rate Demand Obligation.

VRDP - Variable Rate Demand Preferred.

(ETM) - Escrowed to Maturity.

(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Investors Assurance).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) AGM (Assured Guaranty Municipal Corporation).

(5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

California Intermediate-Term Tax-Exempt Fund

(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).

(12) AGC (Assured Guaranty Corporation).

(13) BHAC (Berkshire Hathaway Assurance Corporation).

(14) NPFG (National Public Finance Guarantee Corporation).

(15) BAM (Build America Mutual Assurance Company).

(16) MAC (Municipal Assurance Corporation).

(17) RAA (Radian Asset Assurance Inc.).

(18) SBLF (Michigan School Bond Loan Fund).

(19) TPSF (Texas Permanent School Fund).

The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts

			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2019	6,483	1,375,662	(916)
Ultra Long U.S. Treasury Bond	June 2019	100	15,959	(233)
				(1,149)

Short Futures Contracts
5-Year U.S. Treasury Note	June 2019	(2,635)	(301,872)	479
10-Year U.S. Treasury Note	June 2019	(917)	(111,874)	460
Ultra 10-Year U.S. Treasury Note	June 2019	(734)	(95,019)	638
30-Year U.S. Treasury Bond	June 2019	(178)	(25,715)	233
				1,810
				661

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the

California Intermediate-Term Tax-Exempt Fund

close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments as of February 28, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	14,131,774	—
Futures Contracts—Assets[1]	759	—	—
Futures Contracts—Liabilities[1]	(683)	—	—
Total	76	14,131,774	—

1 Represents variation margin on the last day of the reporting period.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD CALIFORNIA TAX-FREE FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: April 19, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CALIFORNIA TAX-FREE FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: April 19, 2019

VANGUARD CALIFORNIA TAX-FREE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: April 19, 2019

*By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 see file Number 33-32216, Incorporated by Reference.